As filed with the Securities and Exchange Commission on April 29, 2019

1933 Act Registration No. 033-05609

1940 Act Registration No. 811-03996

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 50	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 160	☒

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

(Exact Name of Registrant)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

320 Park Avenue New York, New York 10022-6839

(Address of Depositor’s Principal Executive Office) (Zip Code)

Depositor’s Telephone Number, including Area Code: (212) 224-1600

Amy Latkin

Vice President and Associate General Counsel

Mutual of America Life Insurance Company 320 Park Avenue

New York, New York 10022-6839

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2019 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on May 1, 2019 pursuant to paragraph (a)(1) of Rule 485.

Title of Securities Being Registered:

Units of Interest in Separate Accounts under Variable Annuity Contracts

PROSPECTUS

457 CONTRACTS—

VARIABLE ACCUMULATION ANNUITY CONTRACTS

FOR SECTION 457 PLANS

Issued By

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

320 Park Avenue, New York, New York 10022-6839

Through its

SEPARATE ACCOUNT NO. 2

The Contracts—We offer group variable accumulation annuity contracts (“Contracts”) to fund certain deferred compensation plans that meet the requirements of Section 457(b) of the Code (“Plans”). The Contracts are only available to employers who sponsor a Plan and not to individuals. “Employer” generally refers to the employer sponsoring the Plan in which you are participating. The Contract is issued to the Employer sponsoring the Plan, to the Employer’s agent for purposes of administering its Plan or to the trustee of the Plan, and the entity to which the Contract is issued is referred to in this Prospectus as “Contractholder”.

A Participant or you means an employee who is participating in an employer’s Plan. Your Deferred Compensation Amounts are:

•	amounts the Contractholder (or your employer) contributes on your behalf from salary that you have elected to defer, within the limits of Section 457 and the Plan, and
•	if a Plan permits, amounts your employer contributes on your behalf that are in addition to the salary you have deferred.

A Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply your Account Value for retirement benefits at a future date, in the manner your Plan permits.

Investment Alternatives for Your Account Value—You may allocate your Account Value to any of the subaccounts of Mutual of America Separate Account No. 2 or to our General Account. You may transfer all or any part of your Account Value among the available Investment Alternatives at any time, without charge. The subaccounts of the Separate Account (“Subaccounts”) currently invest in these funds or portfolios of mutual funds (“Underlying Funds”), which will have varying investment returns and performance:

•

Mutual of America Investment Corporation: Equity Index, All America, Small Cap Value, Small Cap Growth, Small Cap Equity Index, Mid Cap Value, Mid-Cap Equity Index, Composite, International, Money Market, Mid-Term Bond, Bond, Conservative Allocation, Moderate Allocation, Aggressive Allocation (together, these three Funds may be referred to as the “Allocation Funds”), Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement and 2060 Retirement Funds (together, these twelve Funds may be referred to as the “Retirement Funds”);

•	Fidelity® Variable Insurance Products (“Fidelity VIP”) Funds: Equity-Income, Asset Manager, Contrafund® and Mid Cap Portfolios;
•	Vanguard Variable Insurance Fund: Diversified Value Portfolio, International Portfolio, Real Estate Index Portfolio, and Total Bond Market Index Portfolio;
•	Goldman Sachs: VIT Small Cap Equity Insights Fund and VIT US Equity Insights Fund;
•	American Century Variable Portfolios, Inc.: American Century VP Capital Appreciation Fund;
•	American Funds Insurance Series: New World Fund;
•	Calvert VP: SRI Balanced Portfolio.
•	Delaware: VIP® Small Cap Value Series;
•	DWS: Capital Growth VIP;
•	MFS VIT III: MFS® Mid Cap Value Portfolio;
•	Neuberger Berman: Advisers Management Trust Sustainable Equity Portfolio;
•	OppenheimerFunds: Oppenheimer Main Street Fund®/VA;
•	PIMCO Variable Insurance Trust: Real Return Portfolio;
•	T. Rowe Price: Blue Chip Growth Portfolio; and
•	Victory: RS Small Cap Growth Equity VIP Series.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for Underlying Funds will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by signing up for the eDocuments program. (See “Definitions we use in this Prospectus” for a description of eDocuments and how to sign up).

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by writing to us at the address at the top of this page, by calling 1-800-574-9267, or by sending an email to mutualofamerica@dfinsolutions.com. Your election to receive reports in paper will apply to all of the Underlying Funds.

We do not guarantee the investment performance of any Subaccount. You have the entire investment risk, including the risk of a decline in value, for amounts you allocate to a Subaccount.

We pay a fixed rate of interest on your Account Value in our General Account, and we change the rate from time to time. This Prospectus describes the Subaccount Investment Alternatives, but there is a brief description of the General Account under “Our General Account.”

Statement of Additional Information—You may obtain at no charge a Statement of Additional Information (“SAI”), dated the same date as this Prospectus, with additional information about the Contracts and the Separate Account by writing to us at the address at the top of this page or by calling 1-800-574-9267. We have filed the SAI with the Securities and Exchange Commission (“SEC”) and it is incorporated into this Prospectus by reference. The table of contents for the SAI is at the end of this Prospectus for your review. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

Prospectuses—Employers should read this Prospectus carefully before purchasing a Contract and you should read this Prospectus carefully before electing to become a Participant, and keep it for future reference. The summary prospectuses for the Underlying Funds are available on our website www.mutualofamerica.com/prospectus or you can request them by writing to us at the address at the top of this page or by calling 1-800-574-9267. You should read them for complete information about the Underlying Funds. You will receive a copy of the Summary Prospectus for an Underlying Fund when you first invest in that Fund (or, if you have enrolled in eDocuments, you will receive an email with a link to the Summary Prospectus), and you will receive updates to the Summary Prospectuses for the Underlying Funds for the subaccounts in which you are invested.

•	Capitalized terms not otherwise defined in the text are described in the section captioned “Definitions We Use in this Prospectus,” and throughout the Prospectus.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Dated: May 1, 2019

This Prospectus does not offer the Contracts in any jurisdiction where we may not lawfully offer them for sale. We have not authorized any person to give any information or make any representations about the Contracts or this offering other than as in this Prospectus. If you receive unauthorized information or representations, you must not rely on them in making your purchase decision.

DEFINITIONS WE USE IN THIS PROSPECTUS

Account Value—The value of a Participant’s Accumulation Units in the Subaccounts plus the value of amounts held in the General Account for the Participant, during the Accumulation Period. As used in this Prospectus, the term “Account Value” may mean all or any part of your total Account Value.

Accumulation Period—For a Participant, the period under a Contract when Deferred Compensation Amounts are made on behalf of a Participant. The Accumulation Period ends at the Annuity Commencement Date, or the date the Participant withdraws the Account Value in full before the Annuity Commencement Date.

Accumulation Unit—A measure we use to calculate the value of a Participant’s interest in each of the Subaccounts. Each Subaccount has its own Accumulation Unit value.

Allocation Funds—the Mutual of America Investment Corporation Conservative Allocation Fund, Moderation Allocation Fund and Aggressive Allocation Fund.

Annuitant—A person who is receiving Annuity Payments or who will receive Annuity Payments after the Annuity Commencement Date, if the Plan permits Annuity Payments. A Participant must be the Annuitant under a Contract, and the Annuitant cannot be changed, and a Beneficiary who has elected to receive a death benefit in the form of an annuity may be the Annuitant or name another person as the Annuitant. You or a Beneficiary also may name a joint Annuitant. We use the life expectancy of the Annuitant(s) as a factor in determining the amount of monthly Annuity Payments for annuities with a life contingency.

Annuity Commencement Date—The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. You (or the Beneficiary entitled to a death benefit) select the Annuity Commencement Date, or the Annuity Commencement Date may be imposed under federal tax law provisions in certain circumstances. On the Annuity Commencement Date, your Account Value is applied to provide Annuity Payments. Annuity Commencement Date is sometimes referred to as “Benefit Commencement Date” in a Contract.

Annuity Payments—A series of equal monthly payments from us to an Annuitant. The amount of the Annuity Payment will depend on your Account Value on the Annuity Commencement Date and the form of annuity selected. The Annuity Payments may be for the Annuitant’s life, for a minimum period of time, for the joint lifetime of the Annuitant and the joint Annuitant, or for such other specified period as we may permit.

Beneficiary(ies)—The person(s) named by a Participant to receive (1) during the Accumulation Period, the death benefit under the Contract if the Participant dies, or (2) after the Annuity Commencement Date, any remaining Annuity Payments (or their commuted value) if the Annuitant dies and the joint Annuitant, if any, dies.

Business Day—Any day on which the Company is open for business and the New York Stock Exchange is open for trading. The Business Day shall end as of the close of trading of the New York Stock Exchange (normally 4:00 p.m. Eastern Time).

Code—The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.

Commuted Value—The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Complete Order—An order is considered to be complete when all of the requirements for the completion of a transaction have been met. This includes receipt by the Company of all information, remittances and notices necessary to process the given transaction. The Company will inform you of the documents required for your transaction.

Contract(s)—One (or more) of the group variable accumulation annuity contracts described in this Prospectus.

Contractholder—For purposes of this Prospectus, the Contractholder will be a Governmental Unit to which we have issued a Contract, its agent or its trustee of a trust established under a Plan.

Deferred Compensation Amounts (or Amounts)—Amounts deferred from a Participant’s compensation under a Plan and sent to us on the Participant’s behalf and amounts the Contractholder or employer sends on behalf of the Participant in addition to the Participant’s deferrals of salary.

Designated Roth Account—An account maintained for Designated Roth Contributions and earnings (or losses) attributable to Designated Roth Contributions. This term, depending on the context in which it is used, includes Designated Roth Rollover Accounts.

Designated Roth Contributions—Deferred Compensation Amounts irrevocably designated as Designated Roth Contributions described in Section 402A of the Code.

Designated Roth Rollover Account—An account maintained for rollover Designated Roth Contributions and earnings (or losses) attributable to rollover Designated Roth Contributions.

eDocuments—A feature that offers Participants a way to electronically receive communications and reports, such as quarterly statements, prospectuses, and underlying fund and separate account annual and semi-annual reports. When such documents are available, an email notice is sent to the eDocuments subscriber informing him or her of such availability on the secure “My Account” website maintained by the Company. Participants enroll by consenting to receive through eDocuments all of the documents that we deliver electronically, and are provided instructions on revocation of the consent, including the ability to revoke it immediately by calling a specified toll-free number. Revocation of consent applies to all documents provided through the eDocuments program. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website.

Employee Contribution Account—An account maintained for Deferred Compensation Amounts that are employee contributions, other than Designated Roth Contributions, and earnings (or losses) attributable to such Deferred Compensation Amounts.

Employer—A Governmental Unit or other organization exempt from federal income taxation under the Code (except a church, as defined in the Code) that established a Plan. This term is not always capitalized.

Employer Contribution Account—An account maintained for Deferred Compensation Amounts that are Employer contributions, and earnings (or losses) attributable to such Deferred Compensation Amounts.

Fidelity VIP Funds—The Equity-Income, Asset Manager, Contrafund® and Mid Cap Portfolios of Fidelity® Variable Insurance Products Funds.

General Account—Assets we own that are not in a separate account, but rather are held as part of our general assets. We sometimes refer to the General Account as the Interest Accumulation Account, because amounts you allocate to the General Account earn interest at a fixed rate that we change from time to time.

Governmental Unit—A state, a political subdivision of a state, an agency or instrumentality of a state, or an agency or instrumentality of a political subdivision of a state.

IRS—The Internal Revenue Service.

Inactive Plan—A Plan will be considered to be an Inactive Plan as of the last Valuation Day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us in writing that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan. See “Aggregation Rule” in the section “Summary of Information in this Prospectus”.

International Funds—the Mutual of America Investment Corporation International Fund, American Funds Insurance Series New World Fund, and Vanguard Variable Insurance Fund International Portfolio.

Investment Alternatives—The General Account and the Subaccounts. You may allocate your Deferred Compensation Amounts and transfer your Account Value among the Investment Alternatives, subject to any limitations under your Plan.

Mutual of America SponsorConnect®—Mutual of America Life Insurance Company’s online Internet-based administration system that allows employers who log on to a secure website to perform many administrative tasks, such as enrolling new employees in their Plan, removing employees who are no longer participating in that Plan, making contributions, conducting non-discrimination testing, checking Plan balances and employee records and other functions. Prior to the implementation of Mutual of America SponsorConnect® in 2017, Hotline Plus was the Company’s previous online Internet-based administration system.

Participant—An employee or former employee who has entered into a salary reduction agreement with a Contractholder and for whom we have received Deferred Compensation Amounts under a Plan. The agreement must specify the amount of earnings to be considered a Deferred Compensation Amount under the Plan.

Plan—An eligible deferred compensation plan meeting the requirements of Section 457(b) of the Code.

Reduced Fee—The reduced Separate Account Annual Expenses, comprised of the in administrative charge, distribution expense charge and expense risk charge that apply to participants in plans that are eligible for such reduced Separate Account Annual Expenses as set forth in footnote 2 to the TABLES OF ANNUAL EXPENSES on page 4 and Charges You or Your Employer Will Pay.

Rollover Contributions Account—An account maintained for rollover Contributions other than Designated Roth Contributions (or rollover Designated Roth Contributions) and earnings (or losses) attributable to such Contributions.

Separate Account—Mutual of America Separate Account No. 2, a separate account established by us to receive and invest amounts contributed under variable accumulation annuity contracts and other variable contracts. The assets of the Separate Account are set aside and kept separate from our other assets.

SponsorConnect—See Mutual of America SponsorConnect®, above.

Subaccount—A division of the Separate Account which invests its assets exclusively in a corresponding Underlying Fund of the same name.

Retirement Funds—The Mutual of America Investment Corporation Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement and 2060 Retirement Funds.

Underlying Funds—The funds or portfolios in which the Subaccounts are invested.

Valuation Day—Each day that the New York Stock Exchange is open for trading, ending at the close of the New York Stock Exchange that day.

Valuation Period—A period beginning immediately after the end of a Valuation Day and ending on the close of the next Valuation Day. Values of Accumulation Units for a Valuation Period are determined as of the end of the Valuation Day which occurs during the Valuation Period.

Waived Annual Contract Fee—The waiver of the Annual Contract Fee applicable to plans that meet the other criteria set forth in footnote 1 to the TABLES OF ANNUAL EXPENSES on page 4 of this Prospectus or Participants who agree to use eDocuments.

We, us, our, Mutual of America—Refer to Mutual of America Life Insurance Company.

You, your—Refer to a Participant.

TABLES OF ANNUAL EXPENSES

The following tables describe the fees and expenses that you will pay upon becoming a Participant, while you are a Participant, and upon transfer or surrender of your Account Value. State premium taxes may also be deducted, but we do not currently deduct them. State premium taxes vary and currently are up to 3.5%.

I.

The first table describes fees and expenses you will pay when you become a Participant, when you surrender your Contract or participation interest or when you transfer your Account Value among Investment Alternatives.

	Maximum	Current
Participant Transaction Expenses
Sales Load Imposed on Purchases	0%	0%
Deferred Sales Load	0%	0%
Surrender Fees	0%	0%
Exchange Fees	0%	0%

II.	The next table describes the fees and expenses you will pay periodically during the time that you are a Participant, not including Underlying Fund fees and expenses.

	Maximum		Standard		Reduced Tier 1 Fees (2)		Reduced Tier 2 Fees (2)
Annual Contract Fee	$24		$24(1)		$24(1)		$24(1)
Separate Account Annual Expenses (as a percentage of average net assets)
Expense Risk Fee	up to 2.00%	(5)	.20%		.15%		.15%
Administrative Charges	up to 2.00%	(5)	.60%		.05%		.10%
Distribution Expense Charge	up to 2.00%	(5)	.55%		.05%		.10%

Total Separate Account Annual Expenses	2.00%		1.35%	(4)	.25%	(4)	.35%	(4)

	Reduced Tier 3 Fees (2)		Reduced Tier 4 Fees (2)		Reduced Tier 5 Fees (2)		Inactive Plans (3)
Annual Contract Fee	$24(1)		$24(1)		$24(1)		$24(1)
Separate Account Annual Expenses (as a percentage of average net assets)
Expense Risk Fee	.15%		.20%		.20%		.20%
Administrative Charges	.15%		.20%		.40%		1.10%
Distribution Expense Charge	.15%		.20%		.35%		.35%

Total Separate Account Annual Expenses	.45%(4)		.60%	(4)	.95%	(4)	1.65%	(4)

(1)

Annual Contract Fee.    The Annual Contract Fee of $24.00 is charged at a rate of $2 per month. When referring to the monthly installment of the Annual Contract Fee we use the term “Monthly Participant Charge.” Unless you use eDocuments, a feature that offers Participants a way to electronically receive communications and reports (See “Definitions we use in this Prospectus” for a description of eDocuments) you pay the lesser of a monthly amount of $2.00, or 1/12 of 1.00% of your Account Value. If you have a Designated Roth Account, the fee will be deducted from your contributions and earnings portions of such account on a pro rata basis. An employer may elect to pay your monthly charges, in which case we do not deduct the Monthly Participant Charge. We currently do not impose this charge each month if you meet the conditions listed in “Charges You or Your Employer Will Pay—Monthly Participant Charge.”

(2)

Reduced Fees.    Plans may become eligible for the Tier 1 Reduced Fee, Tier 2 Reduced Fee, Tier 3 Reduced Fee, Tier 4 Reduced Fee or Tier 5 Reduced Fee if they have minimum amounts of assets in the Separate Account and the General Account combined ($50 million for the Tier 1 Reduced Fee, $25 million for the Tier 2 Reduced Fee, $5 million for the Tier 3 Reduced Fee, $2 million for the Tier 4 Reduced Fee and $1 million for the Tier 5 Reduced Fee) and satisfy the other criteria specified in “Charges You or Your Employer Will Pay” and “Charges Under the Contracts.”

(3)

Inactive Plans.    An Inactive Plan will no longer be eligible for Standard separate account annual charges or Reduced Fees as of the last Valuation Day of the quarter in which it became an Inactive Plan. For more information see “Charges You or Your Employer Will Pay” and “Charges under the Contracts.”

(4)

Reductions in Separate Account Annual Expenses.    All Contracts with assets invested in the MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, Fidelity VIP Funds, T. Rowe Price Blue Chip Growth Portfolio, and Victory RS Small Cap Growth Equity VIP Series qualify for a reduction in the Separate Account fees they pay with respect to the assets invested in such funds equal to reimbursements we receive from service providers to those funds. Additionally, Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts. For more information see “Charges You or Your Employer Will Pay” and “Charges under the Contracts.”

(5)	Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% in the aggregate.

III.

Underlying Fund Expenses.    This table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay during the time that you are a Participant. (Underlying Fund expenses may vary from year to year.) These are based on the actual charges incurred by the Underlying Funds during 2018 before any expense reimbursements. You should refer to the summary prospectus of each Underlying Fund for more details concerning the Underlying Fund’s fees and expenses.

	Maximum	Minimum
Total Annual Underlying Fund Operating Expenses (expenses deducted from Underlying Fund assets, including management fees and other expenses, as a percentage of average net assets)	1.27%	0.14%

Example

The Example below is intended to help you compare the cost of being a Participant with the cost of investing in other variable annuity contracts if we were to raise our current fees and expenses to the maximum amounts. These costs include Participant transaction expenses, Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses. The Example assumes that you invest $10,000 under a Contract for the time periods indicated and that your investment has a 5% annual rate of return each year.

We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period.

Example Based on Maximum Costs.    This Example assumes the maximum fees and expenses of the Underlying Funds during 2018, with the maximum Annual Contract Fee and the maximum Separate Account Annual Expenses shown in the Table of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Maximum(1)	$341	$1,074	$1,882	$4,283

(1)	Assumed Annual Contract Fee of $5.35 per $10,000 of Separate Account value and an average account value of $44,833.

Accumulation Unit Values for the Subaccounts

For information about the Accumulation Unit values of each of the Subaccounts over a period of time, please see Appendix A to this Prospectus. The Unit values reflect the investment performance and expenses of the Underlying Funds and the charges we assess on the assets of the Subaccounts. You may obtain a copy of the Separate Account’s most recent annual financial statements by calling us at 1-800-468-3785.

SUMMARY OF INFORMATION IN THIS PROSPECTUS

The discussion below is a summary of information in the Prospectus. The references in the Summary direct you to particular sections in the Prospectus where you will find more detailed explanations. This Prospectus describes all of the Contracts, and their material features and benefits, and your rights and obligations under such Contracts.

Contract Offered

We offer group annuity accumulation contracts for use with certain eligible deferred compensation plans that employers have established pursuant to Section 457 of the Code. We issue a Contract to a Contractholder, which owns the Contract. In the past we issued contracts to eligible employers as defined under Section 457, including tax exempt organizations and trustees of plans adopted by those organizations. Currently, we only issue contracts to Contractholders that are states, political subdivisions of a state, and any agency or instrumentality of a state or political subdivision of a state (“Governmental Units”), and trustees of Plans adopted by Governmental Units.

Amounts that you and other Participants accumulate under a Contract, as well as other assets of the Plan, belong to the Contractholder. Plans of Governmental Units must provide that all assets will be held for the exclusive benefit of Participants in a trust or in a custodial account or group annuity contract that are treated as trusts under Section 457 of the Code. This requirement does not apply to a Plan maintained by an organization exempt from taxation under the Code that is not a Governmental Unit, which Plans must provide that assets of the Plan are subject to claims of the employer’s general creditors.

You may obtain federal income tax benefits provided under Section 457 of the Code for your Deferred Compensation Amounts. Section 457 permits you to defer the recognition of income, other than for Designated Roth Contributions, if certain requirements are met. Refer to “Federal Tax Information.”

Deferred Compensation Amounts

You may defer compensation in whatever amounts and at whatever frequency you desire, subject to limitations under the Code and your Plan. You ordinarily contribute Deferred Compensation Amounts through a voluntary salary reduction arrangement, and such Deferred Compensation amounts are “pre-tax.” If permitted by your Employer’s Plan, you may also make Designated Roth Contributions. Such Deferred Compensation Amounts are made “after-tax.” If certain rules under the Code are satisfied, distributions of Designated Roth Contributions and any earnings thereon, will be tax-free. If your Plan permits, your employer also may send us Deferred Compensation Amounts for you that are in addition to the salary you have deferred. A Plan, the Code or state or local law may require a Contractholder to send the Amounts within a certain time period. Refer to “Purchase of a Contract and Deferred Compensation Amounts.”

A Plan may provide that you must pay certain Plan expenses, such as accounting, legal or consulting fees or expenses of a Deferred Compensation committee or administrative board. The Contractholders may deduct those expenses before sending Deferred Compensation Amounts to us.

Investment Alternatives for Your Account Value

You may allocate your Account Value among the Investment Alternatives (unless your Plan restricts use of any Investment Alternative). You may change your allocation instructions at any time for future Deferred Compensation Amounts, and you may transfer all or part of your Account Value among the available Investment Alternatives at any time. See, “How to Make Allocation Changes, Transfers & Withdrawals.”

The General Account.    We pay interest on the portion of your Account Value you allocate to our General Account, at an effective annual yield equal to or greater than the minimum rate, if any set forth in your Contract. In our discretion, we change the current rate of interest from time to time. We have the full investment risk for amounts you allocate to the General Account, which is sometimes referred to as the “Interest Accumulation Account.” This Prospectus serves as a disclosure document for the Subaccounts under the Contracts. You may refer to “Our General Account” for a brief description of the General Account.

The Separate Account.    The Separate Account has Subaccounts. The name of each Subaccount corresponds to the name of its Underlying Fund. When you allocate Deferred Compensation Amounts or transfer your Account Value to a Subaccount, the Subaccount purchases shares in its Underlying Fund. A Subaccount is called a “variable option,” because you have the investment risk that your Account Value in the Subaccount will increase or decrease based on the investment performance of the Underlying Fund.

Underlying Funds

The Subaccounts currently invest in forty-eight Underlying Funds which have different investment objectives, investment policies and risks. You should refer to “Underlying Funds in which Our Separate Account Invests” for more information about the Underlying Funds’ investment objectives, and to the prospectuses of the Underlying Funds that are distributed with this Prospectus.

Charges under the Contracts

We deduct several charges from the net assets of each Subaccount. Refer to “Charges You or Your Employer Will Pay.” Plans are eligible for the Tier 1 Reduced Fee ($50 million in total assets), Tier 2 Reduced Fee ($25 million in total assets), the Tier 3 Reduced Fee ($5 million in total assets), Tier 4 Reduced Fee ($2 million in total assets) or the Tier 5 Reduced Fee ($1 million in total assets) as discussed in more detail below and in “Charges You or Your Employer Will Pay.” Inactive Plans are subject to a higher level of Separate Account Annual Expenses. In addition, all Contracts with assets invested in the MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, the Fidelity VIP Funds, T. Rowe Price Blue Chip Growth Portfolio, and Victory RS Small Cap Growth Equity VIP Series without any requirement that they have a minimum amount of assets in the Separate Account, qualify for a reduction in the Annual Separate Account Expenses equal to the reimbursements we receive from service providers to those funds. Additionally, Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts. These reductions are discussed in more detail below and in “Charges You or Your Employer Will Pay.”

Together, these charges are referred to as the Total Separate Account Annual Expenses. The Total Separate Account Annual Expenses are:

Standard Fees and Maximum Fees:

The standard Separate Account charges, totaling 1.35%, subject to reduction as noted below for assets in the MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, Fidelity VP Funds, T. Rowe Price Blue Chip Growth Portfolio, and Victory RS Small Cap Growth Equity VIP Series include:

•	An administrative expense charge at an annual rate of 0.60%;

•	A charge at an annual rate of 0.55% for expenses related to the distribution of the Contracts; and

•	A charge at an annual rate of 0.20% for assuming certain expense risks under the Contracts.

The administrative expense charge and the distribution expense charge are reduced by reimbursements from certain fund advisers. See “Charges You or Your Employer Will Pay”.

The maximum Separate Account charges that may be charged under the Contracts are 2.00%. Each of the administrative expense charge, the distribution expense charge and the expense risk charge may be increased, but only to an aggregate of 2.00% for all such charges.

Reduced Fees

Plans remitting Contributions and using Mutual of America SponsorConnect® are eligible for Reduced Fees based on the total assets in the Separate Account and the General Account:

	Total Assets	Separate Account Annual Expenses
Tier 1 Reduced Fee	$50 million	.25%
Tier 2 Reduced Fee	$25 million	.35%
Tier 3 Reduced Fee	$5 million	.45%
Tier 4 Reduced Fee	$2 million	.60%
Tier 5 Reduced Fee	$1 million	.95%

For more important details about eligibility for Reduced Fees, loss of eligibility for Reduced Fees, additional reductions for certain national accounts, and the effect of the Reduced Fees on fees for assets invested in the MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, Fidelity VIP Funds, T. Rowe Price Blue Chip Growth Portfolio, and Victory RS Small Cap Growth Equity VIP Series see Charges You or Your Employer Will Pay.

Aggregation Rule.    We aggregate the total assets of the Employer’s 403(b), 401(k), 401(a) and governmental 457(b) defined contribution plans in any of our separate accounts and the General Account to determine the Employer’s eligibility for Reduced Fees. Any entity affiliated with an Employer that is participating in the Employer’s Plan, will be eligible for Reduced Fees provided that the aggregated total assets of the Employer and the affiliated entities in the Employer’s Plan meet the eligibility criteria for the applicable Reduced Fees and the Employer’s Plan is remitting premiums and using Mutual of America SponsorConnectSM.

Separate Account Charges for Inactive Plans.     The Separate Account charges for a Contract funding an Inactive Plan are 1.65%, except in Maryland where they are 1.35%. A Plan will be considered to be an Inactive Plan as of the last Valuation Day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan.

Annual Contract Fees.    We also deduct from your Account Value an Annual Contract Fee on a monthly basis. The monthly charge is $2.00 if you have an Account Value of $2,400 or more at the end of the month, or 1/12 of 1% of the Account Value if your Account Value at the end of the month is less than $2,400 at the end of the month (which will be less than $2.00). We do not impose the Annual Contract Fee on a monthly basis for any month that your Account Value at the end of the month is less than $300.

•

Waiver of Contract Fee for eDocuments Participants.    We offer eDocuments, a feature that offers Participants a way to electronically receive communications and reports (see “Definitions we use in this Prospectus” for a definition of eDocuments). We do not impose the Annual Contract Fee on a monthly basis if you elect to use eDocuments. If you subsequently discontinue using eDocuments, we will reimpose the Annual Contract Fee on a monthly basis.

•

Waiver of Contract Fee for Certain Plans.    We do not impose the Annual Contract Fee on a monthly basis for any month in which a Plan has at least $15 million in Contract assets as of the last day of the month and is using our Mutual of America SponsorConnect® system. For purposes of meeting the $15 million threshold to qualify for this waiver, certain affiliated plans are aggregated.

Expenses of the Underlying Funds.    A Subaccount’s value is based on the shares it owns of the Underlying Fund. As a result, the investment management fees and other expenses the Underlying Funds pay will impact the value of the Subaccounts. You should refer to the prospectuses of the Underlying Funds for a complete description of their expenses and deductions from net assets.

Employer Charges.    We charge an Employer a monthly charge for each active Participant. The charge is $4.00 for each of the first 50 Participants; $2.00 for each of the next 50 Participants; $1.00 for each of the next 100 Participants; and no charge for Participants in excess of 200. We waive the charge for an Employer for each month in which its total Contract assets exceed $1 million and the Employer is remitting Contributions and is using our Mutual of America SponsorConnect® system as of the last day of the month. Certain approved national and affiliated Plans are aggregated for purposes of the $1 million total.

We provide varying levels of Plan-related administrative services to Employers that have adopted 457 Plans and charge such Employers sponsoring 457 Plans a monthly fee subject to a waiver, if applicable. The fees charged to Employers for such administrative services will vary based on the service model selected by the Employer. The specific services and all applicable charges will be set forth in notices to Employers.

Transfers and Withdrawals of Account Value

During the Accumulation Period, you may transfer all or a portion of your Account Value among the Investment Alternatives. Refer to “Our Payment of Account Value to You or a Beneficiary—Your Right to Transfer Among Investment Alternatives”.

Unless your Plan has different provisions, you may withdraw all or any portion of your Account Value when

•	your employment with the Contractholder (or sponsoring employer) ends and you are no longer participating under the Plan

•	you reach age 70 1⁄2, or

•	you suffer an unforeseen emergency, as defined in the Code or its regulations.

If you make partial withdrawals, you may tell us a fixed amount to withdraw each month or a fixed time period in which we are to pay you your Account Value, and special rules may apply for the amount and timing of subsequent withdrawals. Refer to “Our Payment of Account Value to You or a Beneficiary—Your Right to Make Withdrawals.”

We do not charge a fee for withdrawals or partial withdrawals. You usually will have income upon any withdrawal of your Account Value, taxable at ordinary income tax rates on the amount withdrawn, unless it is a qualified withdrawal of Designated Roth Contributions. In addition, we may be required to withhold federal income taxes or other federal or state taxes from the amount you withdraw.

If you reach age 70 1⁄2 or in certain other circumstances, the Code imposes minimum distribution requirements for Plans and the Contracts. If you are age 70 1⁄2 and still employed with the employer, you may postpone the minimum distribution requirements until after you terminate that employment. If you are subject to minimum distribution requirements, you may be required to make certain withdrawals from your Account Value, or you may choose to begin receiving Annuity Payments (if your Plan permits) to meet the requirements.

We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your Bank account where available.

How to Make Allocation Changes, Transfers and Withdrawals

In Writing.    You must give instructions on our forms to change your allocations among Investment Alternatives for future Deferred Compensation Amounts, to transfer your Account Value among Investment Alternatives or to make any withdrawals of Account Value. Refer to “Where To Contact Us and Give Us Instructions”.

By Telephone or Internet.    You may call us at our toll-free number, 1-800-468-3785, or visit our website at www.mutualofamerica.com to change allocation instructions for future Deferred Compensation Amounts and to transfer your Account Value among Investment Alternatives. You will be required to use a password to access our website, and to provide your personal identification number (PIN) or identifying personal information to provide instructions by telephone. You may not use our toll-free number or website to place orders for the transfer of your Account Value into the Mutual of America Investment Corporation International Fund, the American Funds Insurance Series New World Fund, or the Vanguard Variable Insurance Fund International Portfolio (“Vanguard International Fund”) (together, these funds may be referred to as the “International Funds). Transfers into any of the International Funds can be made only in writing and by United States Postal Service (“U.S.P.S.”) regular mail to our Boca Raton Financial Transaction Processing Center. You may not make withdrawals by telephone or Internet. Refer to “Where To Contact Us and Give Us Instructions”.

Our Home Office, Processing Center and Regional Offices.    Our home office address is 320 Park Avenue, New York, New York 10022-6839. The address for our Financial Transaction Processing Center, where you should send requests for allocation changes or transfers among Investment Alternatives and written requests for transfer into any of the International Funds by U.S.P.S. regular mail, is 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598. You may obtain the address for the Regional Office where withdrawals are processed and that provides other services for your Contract by calling 1-800-468-3785 or by visiting our website at www.mutualofamerica.com.

Confirmation Statements.    We will send you confirmation statements (which may be part of your quarterly statements) for your allocation instruction changes (except that confirmations are not sent for allocation instruction changes made through our website) and for your Deferred Compensation Amounts, transfers of Account Value and withdrawals of Account Value. You must promptly notify us of any error in a confirmation statement (which may be a quarterly statement). Refer to “Administrative Matters—Confirmation Statements to Participants”.

Death Benefits during the Accumulation Period

If you die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary.

The death benefit amount will be your Account Value, less any outstanding loans and interest, as of the date we receive proof of death and the election by the Beneficiary(ies) instructing us how we should pay the death benefit along with all other information and documentation necessary for us to process the request. The Beneficiary will select the form of death benefit, which may be a lump sum, a form of annuity or fixed payments. Refer to “Our Payment of Account Value to You or a Beneficiary—Death Benefit during the Accumulation Period” and “Federal Tax Information”.

Forms of Retirement Benefits or Withdrawals

Your Plan sets forth the forms in which you may make withdrawals or obtain retirement benefits. Depending on your Plan, you may take your Account Value in a single sum payment, in installment payments or otherwise over a period of time. Some Plans allow you to apply your Account Value for Annuity Payments from us, with the amount of the monthly payments fixed at the same amount every month and based on the form of annuity you select and your Account Value at the Annuity Commencement Date. Refer to “Our Payment of Account Value to You or a Beneficiary” and “Account Value Applied for Annuity Payments”.

Revocation Rights

An employer may, in its discretion, discontinue a 457 Plan Contract without incurring surrender, withdrawal or any other charges related to such discontinuance. A Participant or Beneficiary that became a Participant or Beneficiary prior to a specific date that a New Contract (defined as contract form number 457-2009, and certificate form number 457-C-2009) was issued or reissued and does not consent to the transfer, may choose to leave the accumulated amounts on deposit with us, or may withdraw the amount in whole or in part (subject to any federal tax law restrictions on withdrawals). See “Discontinuance of a Contract”. A Participant holding a certificate under a 457 Plan Contract may withdraw all or part of their account value at any time, as permitted by the Plan, without incurring any charge or penalty. For a permitted withdrawal, you will receive a distribution of your Account Value. See “Your Right to Make a Withdrawal” for important tax and other information that should be considered.

ABOUT MUTUAL OF AMERICA AND THE SEPARATE ACCOUNT

We are obligated to pay all amounts required on the part of the insurer under the Contracts. We are a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our home office address is 320 Park Avenue, New York, New York 10022-6839.

We were incorporated in 1945 as a non-profit retirement association to provide retirement and other benefits for nonprofit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company, and now serve for-profit organizations, not-for-profit organizations, their employees and individuals.

We provide group and individual life insurance, annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 2018, we had total assets, on a consolidated basis, of approximately $20.4 billion. We are registered as a broker-dealer under the Securities Exchange Act of 1934, and as an investment adviser under the Investment Advisers Act of 1940.

Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M. Best Company, S&P Global Ratings and Fitch Ratings, publish their ratings. From time to time we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.

We have no support agreements with, or guarantees from, third parties for the payment of benefits under our Contracts. We are responsible for the payment of all such benefits.

Our Separate Account

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). The SEC does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.

We divide the Separate Account into distinct Subaccounts. Each Subaccount invests its assets in an Underlying Fund, and the name of each Subaccount reflects the name of the corresponding Underlying Fund. See “Underlying Funds in which Our Separate Account Invests” below.

The assets of the Separate Account are our property. The Separate Account assets attributable to Participants’ Account Values and attributable to any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Subaccount are credited to, or charged against, the net assets held in that Subaccount. We separately determine each Fund’s net assets, without regard to the income, capital gains and capital losses from any of the other Subaccounts or from any other business that we conduct.

The Separate Account and Mutual of America are subject to supervision and regulation by the Superintendent of Financial Services of the State of New York, and by the insurance regulatory authorities of each state.

Other Variable Annuity Contracts We Issue

In addition to the Contracts described in this Prospectus, we offer other individual and group variable annuity contracts, some of which are not described in this Prospectus but which also participate in the Separate Account.

UNDERLYING FUNDS IN WHICH OUR SEPARATE ACCOUNT INVESTS

Below are summaries of the Underlying Funds’ investment objectives and certain investment policies. The Underlying Funds may not achieve their objectives, and your Account Value allocated to any of the Subaccounts may decline in value. The Underlying Funds sell their shares to the separate accounts of insurance companies and do not offer them for sale to the general public. Mutual of America Investment Corporation sells its shares only to separate accounts of Mutual of America Life Insurance Company and to American Separate Accounts No. 2 and No. 3.

Selection of Underlying Funds.    The Underlying Funds offered through the Contracts are selected by us. Before adding an Underlying Fund, we evaluate a number of important criteria, including, but not limited to, a fund’s category and style; its investment policy and objectives; the investment manager’s investment processes; the fund’s fit within the mix of the existing investment alternatives and managers offered through the Company’s contracts; the fund’s investment management fees; the appropriateness of the fund for long-term investment of retirement plan assets; the expertise and reputation of the investment manager and the experience and stability of the management team, including the portfolio managers; the effectiveness of the investment manager’s research; the competitive historical fund performance; and the manager’s adherence to the stated investment objectives and style. Consideration is also given to the appeal of the investment management firm to current and future Contractholders and Participants.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Contributions and/or Transfers of Account Value if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria. We have included the Mutual of America Investment Corporation Funds at least in part because they are managed by Mutual of America Capital Management LLC, our indirect wholly-owned subsidiary. We benefit from assets invested in Mutual of America Investment Corporation’s Underlying Funds because our subsidiary receives compensation from those Underlying Funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, we may receive more revenue with respect to affiliated Underlying Funds than unaffiliated Underlying Funds.

You are responsible for choosing the Subaccounts, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations.

In making your Subaccount selections, we encourage you to thoroughly investigate all of the information that is available to you regarding the Underlying Funds including each Underlying Fund’s prospectus, SAI and annual and semi-annual reports. After you select Subaccounts, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in your Account Value resulting from the performance of the Subaccounts you have chosen.

We do not recommend or endorse any particular Subaccount or Underlying Fund and we do not provide investment advice.

You will find more detailed information about the Underlying Funds in their current summary prospectuses. You should read each prospectus carefully for a complete evaluation of the Underlying Funds, their investment objectives, principal investment strategies and the risks related to those strategies before investing.

Shared and Mixed Fund Arrangements.    Shares of the Underlying Funds currently are available to the separate accounts of a number of insurance companies for both variable annuity and variable life insurance products. The Board of Directors (or Trustees) of each Underlying Fund is responsible for monitoring that Subaccount for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Subaccount. The Board must determine what action, if any, the Underlying Fund should take in response to an irreconcilable conflict. If we believe that a response does not sufficiently protect our Contractholders or Participants, we will take appropriate action, and we may modify or reduce the Investment Alternatives available to you.

Mutual of America Investment Corporation

Portfolio Name	Objective
Equity Index Fund	The Fund seeks investment results that correspond to the investment performance of the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*).

All America Fund	The Fund seeks to outperform the S&P 500® Index by investing in a diversified portfolio of primarily common stocks.

Portfolio Name	Objective
Small Cap Value Fund	The Fund seeks capital appreciation.

Small Cap Growth Fund	The Fund seeks capital appreciation

Small Cap Equity Index Fund	The Fund seeks investment results that correspond to the investment performance of the S&P SmallCap 600® Index.

Mid Cap Value Fund	The Fund seeks capital appreciation and, to a lesser extent, current income.

Mid-Cap Equity Index Fund	The Fund seeks investment results that correspond to the investment performance of the S&P MidCap 400® Index.

Composite Fund	The Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.

International Fund	The Fund seeks capital appreciation.

Money Market Fund	The Fund seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.

Mid-Term Bond Fund	The primary investment objective of the Fund is to produce a high level of current income. The secondary investment objective is the preservation of shareholders’ capital.

Bond Fund	The Fund seeks current income, with preservation of shareholders’ capital a secondary objective.

Retirement Income Fund	The Fund seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.

2010 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2015 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2020 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2025 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2030 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2035 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2040 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2045 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

Portfolio Name	Objective
2050 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2055 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2060 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

Conservative Allocation Fund	The Fund seeks current income and, to a lesser extent, capital appreciation.

Moderate Allocation Fund	The Fund seeks capital appreciation and current income.

Aggressive Allocation Fund	The Fund seeks capital appreciation and, to a lesser extent, current income.

*

“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

Other Underlying Funds

Portfolio Name	Objective
Fidelity VIP Equity-Income Portfolio	The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity VIP Asset Manager Portfolio	The fund seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fidelity VIP Contrafund® Portfolio	The fund seeks long-term capital appreciation.

Fidelity VIP Mid Cap Portfolio	The fund seeks long-term growth of capital.

Vanguard Variable Insurance Fund Diversified Value Portfolio®	The Portfolio seeks to provide long-term capital appreciation and income.

Vanguard Variable Insurance Fund International Portfolio®	The Portfolio seeks to provide long-term capital appreciation.

Vanguard Variable Insurance Fund Real Estate Index Portfolio®	The Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.

Vanguard Variable Insurance Fund Total Bond Market Index Portfolio®	The Portfolio seeks to track the performance of a broad, market-weighted bond index.

Goldman Sachs VIT Small Cap Equity Insights Fund**	The Fund seeks long-term growth of capital.

Portfolio Name	Objective
Goldman Sachs VIT US Equity Insights Fund**	The Fund seeks long-term growth of capital and dividend income.

American Century VP Capital Appreciation Fund	This fund seeks capital growth.

American Funds Insurance Series New World Fund	The fund’s investment objective is long-term capital appreciation.

Calvert VP SRI Balanced Portfolio	The Portfolio seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.

Delaware VIP® Small Cap Value Series**	The fund seeks capital appreciation.

DWS Capital Growth VIP	The fund seeks to provide long-term growth of capital.

MFS VIT III Mid Cap Value Portfolio	The fund’s investment objective is to seek capital appreciation.

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio**	The fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.

Oppenheimer Main Street Fund®/VA	The Fund seeks capital appreciation.

PIMCO Variable Insurance Trust Real Return Portfolio	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

T. Rowe Price Blue Chip Growth Portfolio	The fund seeks to provide long-term capital growth. Income is a secondary objective.

Victory RS Small Cap Growth Equity VIP Series**	The fund seeks to provide long-term capital growth.

**	Available on or after July 1, 2019.

Investment Advisers for the Underlying Funds

Mutual of America Investment Corporation:    Mutual of America Investment Corporation receives investment advice from Mutual of America Capital Management LLC (the “Adviser”), an indirect wholly-owned subsidiary of Mutual of America.

Fidelity VIP Funds:    The VIP Equity-Income, Asset Manager, Contrafund® and Mid Cap Portfolios receive investment advice from Fidelity Management & Research Company (“FMR”). FMR Co., Inc. (FMRC) serves as a sub-adviser for the funds with day-to-day responsibility for choosing investments for the funds. Other investment advisers assist FMR with foreign investments.

Vanguard VIF Portfolios:    The Diversified Value Portfolio receives advisory services from Barrow, Hanley, Mewhinney & Strauss, Inc. The International Portfolio receives advisory services from Baillie Gifford Overseas Ltd., and Schroder Investment Management North America Inc. The Real Estate Index Portfolio and the Total Bond Market Index Portfolio receive advisory services from The Vanguard Group, Inc.

Goldman Sachs VIT Funds:    The Goldman Sachs VIT Small Cap Equity Insights Fund and the Goldman Sachs VIT US Equity Insights Fund receive investment advice from Goldman Sachs Asset Management, L.P, an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs & Co. LLC.

American Century VP Capital Appreciation Fund:    The Fund receives investment advice from American Century Investment Management, Inc.

American Funds Insurance Series:    The New World Fund receives investment advice from Capital Research and Management Company.

Calvert VP SRI Balanced Portfolio:    The Portfolio receives investment advice from Calvert Research & Management (“Calvert”).

Delaware VIP® Small Cap Value Series:    The Fund receives investment advice from Delaware Management Company, a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) (a Delaware statutory trust).

DWS:    The DWS Capital Growth VIP receives investment advice from DWS Investment Management Americas Inc.

MFS VIT III Mid Cap Value Portfolio:    MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio:    Neuberger Berman Investment Advisers LLC (“Manager”) is the Fund’s investment manager.

Oppenheimer Main Street Fund® /VA:    The Fund receives investment advice from OFI Global Asset Management, Inc., which has entered into a subadvisory agreement with Oppenheimer Funds, Inc.

PIMCO Variable Insurance Trust:    Real Return Portfolio receives investment advice from Pacific Investment Management Company LLC (“PIMCO”).

T. Rowe Price:    Blue Chip Growth Portfolio receives investment advice from T. Rowe Price Associates, Inc. (“T. Rowe Price”).

Victory RS Small Cap Growth Equity VIP Series:    Victory Capital Management Inc. serves as the Fund’s investment adviser.

CHARGES YOU OR YOUR EMPLOYER WILL PAY

Separate Account Charge

The standard Annual Separate Account Expense including the Administrative Charges, Distribution Expense Charge and Expense Risk Charge discussed in more detail below, is 1.35%. Plans that remit contributions and use Mutual of America SponsorConnect® are eligible for Reduced Fees if they meet the following initial and ongoing criteria:

	Separate Account Annual Expenses	Initial Minimum Total Assets	Minimum Total Assets to Remain Eligible
Tier 1 Reduced Fee	.25%	$50 million	$45 million
Tier 2 Reduced Fee	.35%	$25 million	$22.5 million
Tier 3 Reduced Fee	.45%	$5 million	$4.5 million
Tier 4 Reduced Fee	.60%	$2 million	$1.8 million
Tier 5 Reduced Fee	.95%	$1 million	$0.9 million

If the Plan has total assets in the Contract, including the Separate Account and the General Account, of at least the amount indicated as “Initial Minimum Total Assets” in the above chart as of the last Valuation Day of a calendar quarter, initially or when being reconsidered after losing eligibility, the Plan become eligible for the Reduced Fee indicated. After a Plan becomes eligible for the Reduced Fee, it must maintain total assets in the Contract of at least the amount indicated as “Minimum Total Assets to Remain Eligible” in the above chart as of the last Valuation Day of a calendar quarter to remain eligible for the Reduced Fee for the following calendar quarter. Loss of eligibility for the Reduced Fee will occur if the Plan fails to maintain at least the amount indicated as Minimum Total Assets to Remain Eligible in the Contract for any reason; for example, withdrawals from the Plan or the investment performance of the Underlying Funds.

Eligibility for Reduced Fees will be lost irrespective of the amount of a Plan’s assets, if the Plan at any time stops remitting Contributions or does not use Mutual of America SponsorConnect®. Eligibility for Reduced Fees is determined for new Plans on the date the Plan’s assets are received by the Company and we begin providing administrative services.

Inactive Plans

The Annual Separate Account Expense, including the Administrative Charges, Distribution Expense Charge and Expense Risk Charge is 1.65%, except in Maryland where they are 1.35%. A Plan will be considered to be an Inactive Plan as of the last Valuation Day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan.

Components of Separate Account Charge

We may increase or decrease the daily and monthly administrative charges described below, subject to any limitations in the Contract or under state insurance law. The aggregate fees and charges we impose under the Contracts must be reasonable in relation to the services we provide, the expenses we expect to incur, and the risks we have assumed. You should check your quarterly statements for important messages about the qualification for, or loss of, eligibility for Tier 1, Tier 2, Tier 3, Tier 4 or Tier 5 Reduced Fees, or Standard Fees.

Administrative Charges

We perform administrative functions in connection with the Contracts, including receiving and allocating Deferred Compensation Amounts, making Annuity Payments as they become due, and preparing and filing all reports that the Separate Account is required to file. The expenses we incur for administrative functions include, but are not limited to, items such as state or other taxes, salaries, rent, postage, telephone, travel, office equipment, costs of outside legal, actuarial, accounting and other professional services, and costs associated with determining the unit values of the Subaccounts. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for administrative expenses.

For each Subaccount, the charge is at an annual rate of 0.60% (0.05% if the Tier 1 Reduced Fee is applicable, 0.10% if the Tier 2 Reduced Fee is applicable, 0.15% if the Tier 3 Reduced Fee is applicable, 0.20% if the Tier 4 Reduced Fee is applicable, 0.40% if the Tier 5 Reduced Fee is applicable and 1.10% for Inactive Plans), except that we reduce the Administrative Charge to the extent we receive a reimbursement for administrative expenses from other sources.

The Administrative Charge may be increased, but together with the Distribution Expense Charge and Expense Risk Charge, may not exceed 2.00% in the aggregate.

Distribution Expense Charge

As principal underwriter, we perform all distribution and sales functions and bear all distribution and sales expenses relative to the Contracts. These expenses include the payment of that portion of the salaries of our registered representatives attributable to the sale and distribution of Contracts, as well as expenses for preparation of sales literature and other promotional activities. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for distribution expenses.

For each Subaccount, the charge is at an annual rate of 0.55% (0.05% if the Tier 1 Reduced Fee is applicable, 0.10% if the Tier 2 Reduced Fee is applicable, 0.15% if the Tier 3 Reduced Fee is applicable, 0.20% if the Tier 4 Reduced Fee is applicable, 0.35% if the Tier 5 Reduced Fee is applicable and 0.35% for Inactive Plans), except that we reduce the distribution charge to the extent we receive a reimbursement for administrative or distribution expenses from other sources.

The Distribution Expense Charge may be increased, but together with the Administrative Charge and Expense Risk Charge, may not exceed 2.00% in the aggregate.

Expense Risk Charge

We assume certain expense risks under the Contracts. The expense risks we assume arise from our guarantees in the Contracts to make Annuity Payments in accordance with annuity tables in the Contracts. We have estimated expenses we expect to incur over the lengthy period that we may make Annuity Payments. We assume the risk that expenses will be higher than we estimated. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for expense risks.

For assuming expense risks under the Contracts, on each Valuation Day we make a deduction at an annual rate of 0.20%. (0.15% if the Tier 1 Reduced Fee, the Tier 2 Reduced Fee, or the Tier 3 Reduced Fee is applicable). We have the right to increase the expense charge, subject to any limitation in a Plan or Contract.

The Expense Risk Charge may be increased, but together with the Distribution Expense Charge and Administrative Charge, may not exceed 2.00% in the aggregate.

Separate Account Charge Reduction—Reimbursement from MFS, PIMCO, Fidelity and T. Rowe Price and Victory

We currently receive reimbursements for administrative expenses and certain services from the investment advisers to certain of the Underlying Funds. We do not keep any of the reimbursements we receive and we apply all of such reimbursements, to the extent received by us, to reduce the Separate Account Charge applicable to assets invested in those Subaccounts. We currently receive the following reimbursements:

•	the principal underwriter for the MFS VIT III Mid Cap Value Portfolio reimburses us at an annual rate of 0.25% for certain services we provide;

•	the investment adviser for the PIMCO Variable Insurance Trust Real Return Portfolio reimburses us at an annual rate of 0.10% for certain services we provide;

•	the transfer agent and distributor for the four Fidelity VIP Funds reimburse us at an annual rate of 0.10% for certain services we provide;

•

the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio reimburses us at an annual rate of 0.25% for administrative services we provide, or at an annual rate of 0.15% if the aggregate dollar value of the shares of that Fund held in Mutual of America separate accounts falls below $250,000,000 at any time during a month; and

•	the distributor for the Victory RS Small Cap Growth Equity VIP Series reimburses us at an annual rate of 0.05% for certain services we provide.

For each Subaccount invested in the MFS, PIMCO, Fidelity, T. Rowe Price or Victory investment alternatives, the following reductions in the Separate Account Charge apply:

	Separate Account Annual Expenses
Assets invested in:	Standard Fees	Tier 1 Reduced Fees	Tier 2 Reduced Fees	Tier 3 Reduced Fees	Tier 4 Reduced Fees	Tier 5 Reduced Fees	Inactive Plans
Victory RS Small Cap Growth Equity VIP Series	1.30%	0.20%	0.30%	0.40%	0.55%	0.90%	1.60%
Fidelity Funds	1.25%	0.15%	0.25%	0.35%	0.50%	0.85%	1.55%
PIMCO VIT Real Return Portfolio	1.25%	0.15%	0.25%	0.35%	0.50%	0.85%	1.55%
T. Rowe Price Blue Chip Growth Portfolio	1.10%[1]	0%[1]	0.10%[1]	0.20%[1]	0.35%[1]	0.70%[1]	1.40%[1]
MFS VIT III Mid Cap Value Portfolio	1.10%	0%	0.10%	0.20%	0.35%	0.70%	1.40%
All Other Funds	1.35%	0.25%	0.35%	0.45%	0.60%	0.95%	1.65%

[1]

If Mutual of America separate account assets in the T. Rowe Price Blue Chip Growth Portfolio fall below $250,000,000 at any time during a month, and we therefore will receive the reduced reimbursement, the Separate Account Annual Expenses for investments in that Subaccount will be: Standard Fees of 1.20%; Tier 1 Reduced Fees of 0.10%; Tier 2 Reduced Fees of 0.20%; Tier 3 Reduced Fees of 0.30%; Tier 4 Reduced Fees of 0.45%; Tier 5 Reduced Fees of 0.80%; and Inactive Plan fees of 1.50%.

Separate Account Charge Reduction—Certain National Accounts

Effective on or after July 1, 2019, we will reduce the Separate Account charges for certain Contracts of Employers that are member agencies of approved national accounts that meet the following criteria.    If the national account has member agencies with total assets in their Contracts, including the Separate Account and the General Account, of at least $325 million as of the last Valuation Day of a calendar quarter, initially or when being reconsidered after losing eligibility, and meets the other criteria discussed in this paragraph, the Contracts will become eligible for the National Account Reduced Separate Account Annual Expenses as set forth below. After member agencies affiliated with the national account become eligible for National Account Reduced Separate Account Annual Expenses, the total assets in the member agencies’ Contracts must remain above $292.5 million (the “National Account Minimum”) as of the last Valuation Day of a calendar quarter for the Contracts to remain eligible for the National Account Reduced Separate Account Annual Expenses for the following calendar quarter. Loss of eligibility for the National Account Reduced Separate Account Annual Expenses will occur if the total assets in the member agencies’ Contracts fail to maintain at least the National Account Minimum for any reason; for example, withdrawals from Contracts or the investment performance of the Underlying Funds. Additionally, to be eligible for National Account Reduced Separate Account Annual Expenses, the national association or headquarters of the national account must fund its own Plan with a Contract issued by Mutual of America, promote Mutual of America as an “exclusive retirement plan service provider” to its member agencies in its directories and on its website, provide us with information regarding member agencies, allow our participation as a vendor or presenter at its conferences, and allow outbound telephone contact with its member agencies. To be considered a member agency of such a national account, the member agency must have a published corporate mission consistent with that of the national account organization with which it is affiliated.

National Account Reduced Separate Account Annual Expenses will be determined for each Employer that is a member agency of a qualifying National Account, if the Employer is otherwise eligible for Reduced Fees, based on the pricing tier for which that individual Employer qualifies based on the assets in that Employer’s Plan. The regular and National Account Reduced Separate Annual Expenses are as follows:

	Regular Separate Account Annual Expenses	National Account Reduced Separate Account Annual Expenses
Standard Fee	1.35%	1.35%
Tier 1 Reduced Fee	.25%	.25%
Tier 2 Reduced Fee	.35%	.30%
Tier 3 Reduced Fee	.45%	.35%
Tier 4 Reduced Fee	.60%	.40%
Tier 5 Reduced Fee	.95%	.85%

National Account Reduced Separate Account Annual Expenses for each Subaccount invested in the MFS, PIMCO, Fidelity, T. Rowe Price or Victory investment alternatives will be further reduced in the amount of reimbursements we receive with respect to those Underlying Funds (by 0.10% for Fidelity; 0.25% for MFS; 0.10% for PIMCO; 0.25% for T. Rowe Price (subject to reduction as discussed above); or 0.05% for Victory). See “Separate Account Charge Reduction—Reimbursement from MFS, PIMCO, Fidelity, T. Rowe Price and Victory.”

A member agency of a national account that is eligible for the Standard Fee will continue to be eligible to receive a waiver of the employer-paid monthly charges. See “Employer Charges.”

Monthly Participant Charge

We make an additional deduction for administrative expenses each month, referred to, on an annual basis, in the Table of Annual Separate Account Expenses as the Annual Contract Fee, from each Participant’s Account Value, unless the Employer has elected to pay this charge on behalf of its Participants. Because we deduct or receive this charge monthly, we refer to the monthly installment as “the Monthly Participant Charge.” The Monthly Participant Charge is currently the lesser of:

•	$2.00 per month, and

•	1/12 of 1% of your Account Value, which will apply if your Account Value at the end of the month is less than $2,400.

Waiver of Monthly Participant Charge.

We do not impose the Monthly Participant Charge under Plans of Governmental Units for a month if:

•	your Account Value at the end of the month is less than $300,

•	you agree to use eDocuments, as of the last day of the month, for as long as your consent to use eDocuments is in effect, or

•

the Employer is remitting premiums, using Mutual of America SponsorConnect®, and on the last day of the month the consolidated assets of the Employer’s TDA, 403(b), 401(k), 401(a), SEP, SIMPLE and governmental 457 plans were $15 million or more. For purposes of meeting the $15 million threshold for this waiver, we aggregate certain affiliated plans.

eDocuments. We offer eDocuments, a feature that offers Participants a way to electronically receive communications and reports, such as quarterly statements, prospectuses, underlying fund and separate account annual and semi-annual reports. You will be notified by email each time documents become available that you can log on to our website to view the document. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website. The Consent Agreement provides that you will need to log in to Mutual of America’s website to view documents online and to make any necessary updates to your email address. You also must have an email address and have Adobe® Reader® software installed on your computer, which you can obtain at no charge.

When you sign up for eDocuments we will waive the monthly participant charge for each month, beginning with the month in which you submit the consent form. Waiver of the monthly participant charge also applies to current eDocuments users. If you do not elect to use eDocuments, you will be charged a $2 monthly participant charge, unless you qualify for a waiver. If you do not elect to use eDocuments, you will receive paper copies of all documents free of charge by regular USPS mail delivery. You may revoke your consent to eDocuments at any time, either online or by calling Mutual of America at 1-800-468-3785 and instructing a customer service representative to revoke your consent, and the $2 monthly participant charge will resume in the month you revoke your consent. If you elect to use eDocuments, if at any time you would like to receive a paper copy of any of these documents, please call Mutual of America at 1-800-468-3785 and we will provide a copy of the requested documents free of charge.

Deduction of Monthly Participant Charge

We deduct the monthly charge from your Account Value allocated to the General Account, if any. If you do not have enough or any Account Value in the General Account, we will deduct the charge from your General Account and then from your Account Value allocated to one or more of the Subaccounts, in a prescribed order. The prescribed order is determined by us and is set forth in the Statement of Additional Information. We will deduct the full monthly charge from the first Subaccount in the prescribed order with Account Value, and if you do not have enough Account Value in that Subaccount, we will deduct the remainder of the monthly charge from the next Subaccount in the prescribed order with Account Value. If you have a Designated Roth Account this charge will be pro-rated between your Designated Roth Account(s) and your other accounts.

Expenses of the Underlying Funds

Participants and the Subaccounts do not directly pay the advisory fees and other expenses of the Underlying Funds. These fees and expenses are deducted by the Underlying Funds and will impact the value of the shares the Subaccounts own. See “Tables of Annual Expenses” in this Prospectus, which shows the range of expenses paid by Participants for the most recent calendar year. The prospectuses of the Underlying Funds, which are distributed with this Prospectus, contain a complete description of the Underlying Funds’ fees and expenses.

Premium Taxes

We currently do not deduct state and municipal premium taxes from your Deferred Compensation Amounts. We reserve the right to deduct all or a portion of the amount of any applicable taxes, including state and municipal premium taxes, from Deferred Compensation Amounts prior to their allocation among the Investment Alternatives. State premium taxes vary and are currently up to 3.5%.

Employer Charges

Per Participant Monthly Charge.    We charge an Employer a monthly charge for each active Participant. This charge is paid to us by the Employer and not the Participants. The charge is $4.00 for each of the first 50 Participants; $2.00 for each of the next 50 Participants; $1.00 for each of the next 100 Participants; and no charge for active Participants in excess of 200. We waive this charge for member agencies of approved national accounts and state or regional associations that have designated us as a Preferred Provider, provide us with membership details and allow us to market to their member agencies. We also waive the charge for any Employer for each month in which the consolidated assets of the Employer’s TDA, 403(b), 401(k), 401(a), SEP, SIMPLE and governmental 457 plans are $1 million or more and the Employer is remitting Contributions and is using our Mutual of America SponsorConnect® system as of the last day of the month. Certain affiliated plans are aggregated for purposes of the $1 million total.

457 Plans

We provide varying levels of Plan-related administrative services to Employers that have adopted 457 Plans and charge such Employers sponsoring 457 Plans a monthly fee subject to a waiver, if applicable. The fees charged to Employers for such administrative services will vary based on the service model selected by the Employer. The specific services and all applicable charges will be set forth in notices to Employers.

PURCHASE OF A CONTRACT AND DEFERRED COMPENSATION AMOUNTS

Customer Identification

We will require information from you, or your employer, necessary to properly identify owners of Contracts as required by the USA PATRIOT Act of 2001 and other applicable laws and regulations.

In order to comply with federal laws and regulations to prevent the funding of terrorism and money laundering activities, we may refuse to accept an initial Contribution or issue a Contract or effect subsequent transactions, including accepting additional Contributions. These actions will be taken at our sole discretion or when we are required or compelled to do so by a government authority or applicable law.

Purchase of a Contract; Participation

We issue Contracts as a funding vehicle for benefits under a Plan. Currently, only a Governmental Unit or the trustees of a trust for a Plan established by a Governmental Unit may purchase a Contract.

Your eligibility for participation under your employer’s Plan is determined in accordance with the terms of the Plan. We or the Plan may require you to execute agreements and applications on prescribed forms. You usually must enter into a salary reduction agreement with the Contractholder for your Deferred Compensation Amounts, and an employee’s participation is usually voluntary.

Acceptance of Initial Deferred Compensation Amounts.    When we receive your first Deferred Compensation Amount and accompanying documentation in Complete Order (see “Definitions We Use in this Prospectus” for a description of Complete Order), we will apply the Deferred Compensation Amount to your specified Investment Alternatives within two business days after we receive the Amount. In the event that we receive incomplete information, we will contact your employer to obtain the information necessary for it to be in Complete Order and we will hold the Deferred Compensation Amount in a non-interest bearing bank account until we have received the necessary information. If your application is incomplete and we do not receive the necessary information and signed application in Complete Order within a reasonable period of time not to exceed 45 calendar days of our receipt of the initial Deferred Compensation, we will return the Deferred Compensation Amount unless the Contractholder consents to our holding it until additional documentation is provided. We will apply the Deferred Compensation Amount within two business days after we receive the documentation in Complete Order. We enter into agreements with Plan employers that utilize our electronic processing system for the forwarding to us of applications and information about Deferred Compensation Amounts.

Payment of Deferred Compensation Amounts

Deferred Compensation Amounts, if permitted by the Plan, are from:

•	salary reduction arrangements (pre-tax);

•	transfers from other contracts but only from a provider specifically identified in the Plan. Transfers while you are actively employed from a provider not specified in the Plan are prohibited; or

•	Designated Roth Contributions, if permitted by your Plan.

In addition to Deferred Compensation Amounts by salary reduction or by a single sum transfer from another provider identified in the Plan, you may rollover eligible distributions of Deferred Compensation Amounts from other Section 457 plans if your Employer’s Plan accepts rollover contributions. Rollovers of amounts attributable to Designated Roth Contributions will be maintained in a separate Designated Roth Rollover Account. Amounts that you roll over will not be subject to the limitations on Deferred Compensation Amounts from salary reduction permitted during a tax year.

We maintain the following separate account balances to record Deferred Compensation Amounts and earnings (or losses):

•	Employee Contribution Account

•	Employer Contribution Account

•	Rollover Contribution Account

•	Designated Roth Account

•	Designated Roth Rollover Account

A Contractholder (or your employer, if different) sends to us your Deferred Compensation Amounts. The Contractholder or employer is required to remit your Deferred Compensation Amount as soon as administratively feasible, but no later than 15 business days after the date on which the Amount is first available to the Contractholder for remittance. A Plan may require the Contractholder or employer to send us your Deferred Compensation Amounts at an earlier time, such as within two business days.

The Contractholder (or the employer, if different) may send us Deferred Compensation Amounts by check, wire transfer or electronic funds transfer. Prior to June 1, 2019, Deferred Compensation Amounts remitted by check should be sent to: Mutual of America, P.O. Box 2493, New York, New York 10185-2493. On or after June 1, 2019, Deferred Compensation Amounts remitted by check should be sent to: Mutual of America, P.O. Box 70249, Philadelphia, PA 19176-0249. To obtain complete details and instructions regarding wire transfers please contact your Regional Office. You can obtain the address for your Regional Office by calling our toll-free number 1-800-468-3785 or by visiting our website at www.mutualofamerica.com.

Limits on Deferred Compensation Amounts

The Code restricts the amount of compensation that you may defer under a Plan during any tax year. The general rule is that your Deferred Compensation Amount for a taxable year is limited to the lesser of

•	$19,000 for 2019 (indexed for inflation in later years), and

•	100% of your includible compensation from your employer for the year.

These limits on Deferred Compensation Amounts (or “elective deferrals”) include any amounts you designated as Designated Roth Contributions. If you work for a Governmental Unit and you will be age 50 or older on or before December 31, 2019, you may contribute an additional amount of $6,000 for 2019 (indexed for inflation in later years). These limits include any amounts you designate as Designated Roth Contributions.

A Plan may adopt a special rule applicable to the last three years before you reach normal retirement age as designated in the Plan. If your Plan has this rule, you may defer, during one of these years, the larger of (a) the age-50 additional contribution, or (b) a special catch-up contribution that is the lesser of

•	twice the otherwise applicable dollar amount for a year and

•

the amount you could defer under the general rule for that taxable year plus the amounts you could have deferred under the general rule but did not defer for each taxable year in which you were eligible to participate (“eligible years”) in the Plan and, if you work for a Governmental Unit, other Section 457 plans sponsored by a public employer in the same state under which you deferred amounts (using the general rule). If your employer is not a Governmental Unit, you may go back to 1987 (or when you became eligible under the Plan, if later) to begin determining eligible years. If your employer is a Governmental Unit, you may go back to 1979 (or when you became eligible under the Plan, if later) to begin determining eligible years.

You must reduce your Deferred Compensation Amount for a taxable year, calculated under the general and special rules described above, by deferrals for that year under any other eligible deferred compensation plan in which you participate, as required under Section 457 of the Code. Similarly, if your employer is a Governmental Unit and you are eligible to make the additional age 50 contribution, you must aggregate all age-50 catch-up contributions you make to any other employer plans in which you participate with all such contributions to this Plan, and the total may not exceed the applicable limit for a year.

Allocation of Deferred Compensation Amounts

You may allocate your Deferred Compensation Amounts among the Investment Alternatives.

We will allocate a Deferred Compensation Amount when we receive it from the Contractholder or your employer, along with a Complete Order (See “Definitions we use in this Prospectus” for a definition of Complete Order), according to the allocation request currently on file at our home office.

You may change the allocation instructions for future Deferred Compensation Amounts from time to time. You should periodically review your allocations in light of market conditions, your investment objectives and your retirement plans and needs.

YOUR ACCOUNT VALUE IN THE SUBACCOUNTS

Accumulation Units in Subaccounts

We use Accumulation Units to represent Account Values in each Subaccount. We separately value the Accumulation Unit for each Subaccount.

We determine your Account Value in the Separate Account as of any Valuation Day by multiplying the number of Accumulation Units credited to you in each Subaccount by the Accumulation Unit value of that Subaccount at the end of the Valuation Day.

Investment experience by the Subaccounts does not impact the number of Accumulation Units credited to your Account Value. The value of an Accumulation Unit for a Subaccount, however, will change as a result of the Subaccount’s investment experience, in the manner described below.

Calculation of Accumulation Unit Values

We determine Accumulation Unit values for the Subaccounts as of the close of business on each Valuation Day (generally at the close of the New York Stock Exchange). For definitions of Valuation Period and Valuation Day see “Definitions we use in this Prospectus”.

The dollar value of an Accumulation Unit for each Subaccount will vary from Valuation Period to Valuation Period. The changes in Accumulation Unit values for the Subaccounts will reflect:

•	changes in the net asset values of the Underlying Funds, depending on the investment experience and expenses of the Underlying Funds, and

•	Separate Account charges under the Contracts, with the annual rates calculated as a daily charge. (See “Charges You or Your Employer Will Pay”.)

You may refer to “Appendix A: Unit Value Information for the Subaccounts” in this Prospectus to review changes in Accumulation Unit values for each Subaccount over a period of time.

Accumulation Unit Values for Transactions

When you allocate Deferred Compensation Amounts to a Subaccount or transfer any part of your Account Value to a Fund, we credit Accumulation Units to your Account Value. When you withdraw or transfer Account Value from a Subaccount, we cancel Accumulation Units from your Account Value.

If the plan in which you are a participant becomes eligible for a Reduced Fee, on the date the plan becomes eligible, your Account Value in each Subaccount will be transferred to Accumulation Units with the same total value that will be charged the Reduced Fee (“Reduced Fee Accumulation Units”). Similarly, if your plan ceases to be eligible for a Reduced Fee on the date the plan becomes ineligible, we will transfer your Account Value to Accumulation Units with the same total value that will be charged the standard fees.

The Accumulation Unit value for a transaction is the value for the Valuation Period during which we receive the deposit or a valid request in Complete Order. As a result, we will effect the transaction at the Accumulation Unit value we determine at the next close of a Valuation Day in the Valuation Period during which we receive a Complete Order (generally the close of the New York Stock Exchange on that day). If the request is a Complete Order, the amount available for withdrawal is the Account Value at the end of the Valuation Day that we receive (and approve, where required) the Complete Order. Deposits or Requests are deemed to be received by us if received prior to close of the New York Stock Exchange on a day that the New York Stock Exchange is open for trading, or on the next day the New York Stock Exchange is open for trading if they arrive on a day that the New York Stock Exchange is officially closed or following the close of the New York Stock Exchange on a day when it is open.

We calculate the number of Accumulation Units for a transaction by dividing the dollar amount you have allocated to, or withdrawn from, the Subaccount during the Valuation Period by the applicable Accumulation Unit value of the Subaccount for that Valuation Period.

Your Right to Transfer Among Investment Alternatives

You may transfer all or a portion of your Account Value among Subaccounts, and between the Separate Account and the General Account, unless your Plan limits transfers. There are no tax consequences to you for transfers among Investment Alternatives.

Your request for a transfer will not be binding on us and cannot be effectuated until we receive a Complete Order (see “Definitions We Use in this Prospectus” for a definition of Complete Order) from you. Please note our policy on frequent purchases and redemptions under “Frequent Purchases and Redemptions of Subaccount Accumulation Units”.

OUR PAYMENT OF ACCOUNT VALUE TO YOU OR A BENEFICIARY

Your Right to Make Withdrawals

Under federal tax law, the general rule is that you may not withdraw all or any portion of your Account Value before the earlier of

•	the calendar year in which you reach age 70 1⁄2, or

•	the date you retire or otherwise end employment with your employer under the Plan.

If your Plan permits, you may withdraw from your Account Value in the event you have an unforeseeable emergency.

•

An unforeseeable emergency is a severe financial hardship arising from an illness or an accident to you, your spouse (as defined in federal law) or to a dependent (as defined in federal law), or the loss of your property due to casualty, certain funeral expenses or other similar extraordinary and unforeseeable circumstances arising from events beyond your control.

•

A severe financial hardship does not exist if your loss can be relieved through reimbursement by insurance, by liquidation of your other assets that does not cause severe financial hardship, or by the cessation of your Deferred Compensation Amounts.

•	The employer sponsoring the Plan will determine whether you face an unforeseeable emergency as defined in the Plan.

•	If you have an unforeseeable emergency, you may withdraw from your Account Value up to the amount you need to meet the unforeseeable emergency (limited to the amount of your Account Value).

Your Plan also may provide for distribution of your Account Value to you:

•	if your monthly annuity payment would be less than the minimum amounts set forth in your Plan, or

•	without your consent, if certain specified conditions are met, although your Plan may provide that you can elect to defer receipt of your Account Value in certain circumstances.

A Plan may, but is not required, to provide that:

•	You may choose to receive the Account Value, when you have a right to receive it, in a single sum or in installment payments instead of by receiving Annuity Payments.

•

You may elect to defer to a future date when withdrawals of your Account Value are to begin, which must begin by the later of the date when you reach age 70 1⁄2 or the date you terminate employment. Your plan, if it contains this provision, will specify the time and manner for you to make this election and choose a form of payment and may impose certain conditions, such as irrevocability of the election. See “When You Must Take Minimum Distributions” below.

•	You may make one election to extend the date at which you will begin receiving payments of your Account Value.

We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you.

Partial Withdrawals.    If you are permitted to make withdrawals under your Plan, you usually may specify a fixed amount of your Account Value to be withdrawn each month, or a fixed period during which we must pay out all of your Account Value. If your plan permits, you may elect to make partial withdrawals under our Specified Payments Option of at least $100 per month and you may tell us the Investment Alternatives from which the withdrawals should be taken.

If you are subject to the minimum distribution rules under the Code, you should ensure that your withdrawals for the year equal or exceed the minimum required annual distribution. See “When You Must Take Minimum Distributions” below.

Income Tax Consequences of Withdrawals.    You should consider the possible federal, state and local income tax consequences of any withdrawal. You will be taxed at ordinary income tax rates on the portion of the withdrawal that is taxable, and all of the withdrawal will be taxable in most circumstances (see “Federal Tax Information”). Qualified distributions from a Designated Roth Account are not taxable.

When You Must Take Minimum Distributions

A Plan is required to provide that distributions of your Account Value must begin by April 1 of the calendar year following the calendar year in which you turn age 70 1⁄2, or, if later, the calendar year in which you terminate employment with the employer sponsoring the Plan. The amounts of the required minimum distributions will be determined by IRS regulations. For certain plans of Governmental Units, distributions must begin by April 1 of the year after your employment with the Governmental Unit ends, if earlier.

You can satisfy the minimum distribution requirements by either making a withdrawal of the required amount if you are permitted to make withdrawals, or if permitted by your Plan, receiving Annuity Payments as of the Annuity Commencement Date payable for:

•	your life, or

•	the joint lives of you and a Beneficiary, or

•	a period certain, not longer than your life expectancy or the joint life expectancies of you and your Beneficiary.

How to Tell Us an Amount to Transfer or Withdraw

Transfer and withdrawal requests should be made on our forms and in accordance with our procedures. To tell us the amount of your Account Value to transfer or withdraw, you must specify to us:

•	the dollar amount to be taken from each Investment Alternative, or

•	for Subaccounts, the number of Accumulation Units to be transferred or withdrawn, or

•	the percentage of your Account Value in a particular Investment Alternative to be transferred or withdrawn.

In most cases, if you are making a withdrawal and have a Designated Roth Account, you must specify whether to take the withdrawal from your Designated Roth Account or Employee Contribution Account. If you have a Rollover Account or a Designated Roth Rollover Account, amounts will be taken from the respective rollover account first. However, for corrective distributions of Deferred Compensation Amounts that exceed applicable contribution limits, withdrawals will be made from your Employee Contribution Account first, then your Roth Contribution Account, and will not be made from any of your rollover accounts.

For transfers, you also must specify the Investment Alternative(s) to which you are moving the transferred amount. Your request for a transfer or withdrawal is not binding on us and cannot be effectuated until we receive all information necessary to process your request on the required forms and, in the case of a transfer into any of the International Funds, by U.S.P.S. regular mail to our Financial Transaction Processing Center. See, “How to Make Allocation Changes, Transfers and Withdrawals”.

Death Benefit during the Accumulation Period

We will pay a death benefit to your Beneficiary upon your death during the Accumulation Period.

We will pay the death benefit after we have received at our home office in New York City:

•	due proof of death, generally a certified copy of your death certificate;

•	notification of election by the Beneficiary(ies) of the form of payment of death benefit; and

•	claim forms and other information and documents that we inform the beneficiary are necessary for us to process the death benefit request.

The amount of the death benefit will be the value of your Account Value as of the date on which we receive the items listed above. Until then, your Account Value will remain allocated as it was on the date of death. If you have more than one beneficiary, each beneficiary’s share of the Account Value will remain allocated as it was on the date of death until we receive the items listed above from such beneficiary. Each beneficiary will continue to bear the risk of loss of their share of the death benefit until their claim is processed.

We will pay the death benefit to the Beneficiary:

•

in a single sum, no later than December 31 of the year in which the fifth anniversary of your date of death occurs (for those that took advantage of the waiver of minimum distribution option for 2009, the year 2009 does not count for purposes of the five years), or

•

if the Beneficiary so elects, in payments over a period that is not greater than the Beneficiary’s life expectancy. These payments must generally begin by the end of the calendar year in which the first anniversary of your death occurs. However, if the sole Beneficiary is your surviving spouse to whom you were legally married in accordance with federal law, the death benefit must be payable over a period that is not greater than the spouse’s life expectancy and payments may begin by the later of (i) the end of the calendar year in which the first anniversary of your death occurs or (ii) the end of the calendar year in which you would have attained age 70 1⁄2.

See “When You Must Take Minimum Distributions” above for more information about the waiver of minimum distribution option.

Discontinuance of a Contract

A Contractholder, at its discretion, may discontinue a Contract as of the first of a month with at least 30 days’ notice to us. We may discontinue a Contract, upon at least 31 days’ notice to the Contractholder, during which time the Contractholder may cure any remediable defaults, if: (1) the Contractholder fails to remit payment of the Contractholder’s administrative charges within 31 days after payment is due; (2) the Contractholder fails to meet the requirements of the Contract or abide by the terms of the Contract; (3) the class of group annuity contracts to which the Contract belongs is discontinued by the Company; or (4) the Contractholder elects not to use Mutual of America SponsorConnect®.

Additionally, the Company may discontinue the Contract without notification to the Contractholder if mail addressed to the Contractholder at the last address on record with the Company has been returned as undeliverable and the Contractholder has not provided the Company with a new address within 60 days of the date such mail is returned.

Discontinuance of a Contract does not relieve us, the Contractholder or employer of its obligations under the Contract or the Plan, and amounts accumulated for Participants will remain under the Contract. Upon discontinuance:

•	the Contractholder or employer may not send any further Deferred Compensation Amounts, and

•

we may transfer to another insurance company or other financial institution all amounts accumulated under the Contract. A transfer may be made in any manner to which the Contractholder and we agree in writing, and may require the consent of Participants (and Beneficiaries if a death benefit has become payable) who became Participants or Beneficiaries prior to a specific date that a new Contract (defined as contract form number 457-2009, and certificate form number 457-C-2009 or similar forms issued in your state) was issued to new Contractholders or reissued to existing Contractholders. A Participant or Beneficiary whose consent is required and does not consent to the transfer may choose to leave the accumulated amounts on deposit with us, or may withdraw the amount in whole or in part (subject to any federal tax law restrictions on withdrawals).

When We May Postpone Payments

We will pay any amounts due from the Separate Account for a withdrawal, death benefit or termination, and will transfer any amount from the Separate Account to the General Account, within seven days, unless:

•	The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the SEC; or

•	The SEC by order permits postponement for the protection of Participants; or

•

An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Additionally, we may postpone any payment from the Subaccount that is invested in Mutual of America Investment Corporation Money Market Fund, in the event that the Money Market Fund temporarily suspends redemption of shares because the Money Market Fund’s liquidity has fallen below required minimums because of market conditions or other factors.

ACCOUNT VALUE APPLIED FOR ANNUITY PAYMENTS

Amount of Annuity Payments; Annuity Commencement Date

If your Plan permits you to apply your Account Value to obtain Annuity Payments, you may elect to receive monthly payments beginning on your Annuity Commencement Date. All of our annuities provide monthly payments. The amount of each payment and the period during which we will make payments will be based on the form of annuity you select (refer to “Available Forms of Annuity”) and the amount of your Account Value, your age, your joint annuitant’s age, if applicable, the Company’s current purchase rate basis, or your guaranteed rate, whichever is more favorable to you, as of the Annuity Commencement Date. Our guarantee of payment is subject to our financial strength and ability to meet our claims-paying obligations under the Contract, so you should consider our financial strength when electing a benefit option. The duration of an annuity can affect your level of benefit, with longer durations generally producing a lower monthly payment, all things being equal.

We guarantee that the purchase rates we use to determine the amount of Annuity Payments will never be less favorable for you than the guaranteed rates in the Contract. Your Annuity Payments begin as of your Annuity Commencement Date. Depending on the provisions of your plan, you may elect an Annuity Commencement Date that is:

•	your normal retirement date, as stated in your employer’s pension plan if you are covered by that Plan, or age 65 if there is no such plan or coverage;

•	an early retirement date, being the first day of any calendar month following an early retirement age, if any, specified in the Plan, or

•

a late retirement date (being the first day of a calendar month after your normal retirement date), but not later than the April 1 following your attainment of age 70 1⁄2, if you are no longer actively at work.

Contractholder and Participant Payment Relationship

Generally, we will send Annuity Payments to you at your last known address. If your employer is a tax-exempt organization that is not a Governmental Unit, we will issue to the Contractholder or your employer for delivery to you an individual certificate setting forth the amount and terms of payment of your annuity benefits and we will send Annuity Payments to the Contractholder for transmission to you. If the Contractholder agrees, and to the extent permitted by the federal tax law, we will instead send the Annuity Payments to you.

If your employer is a tax-exempt organization that is not a Governmental Unit, until paid or otherwise made available to you, amounts deferred, all property and rights purchased with amounts deferred and all income on amounts deferred are subject to the claims of the employer’s general creditors. Governmental plans are not subject to the claims of the employer’s general creditors.

Available Forms of Annuity

Your Plan will specify the forms of annuity that are available to you. A life annuity protects an Annuitant from outliving the time period for receiving monthly payments, because the payments continue for the life of the Annuitant. Some forms of annuities that have a life contingency also have guaranteed minimum time periods for payments, which provide that if an Annuitant (and joint Annuitant if a joint and survivor annuity) dies before the minimum period has ended, the Beneficiary will receive the remaining Annuity Payments due. You may select the annuity form when you designate the Annuity Commencement Date.

Some of the forms of annuity we currently offer include: a Ten Years Certain and Continuous Form (with annuity payments for the later of 10 years and the death of the Annuitant); a Joint and 66 2⁄3% Survivor Life with Ten Year Period Certain Form (with annuity payments for the life of the Annuitant or reduced to 66 2⁄3% if the joint Annuitant survives the Annuitant, and made for the later of 10 years and the deaths of the Annuitant and joint Annuitant); and a Non-Refund Life Annuity (with payments made until the death of the Annuitant). In addition to these forms, we may in our discretion offer additional forms of annuity at the time of your Annuity Commencement Date. If your monthly Annuity Payment would be less than $50, we may elect to pay a single sum instead of providing Annuity Payments.

Death Benefit after Annuity Commencement Date

If you, as Annuitant, die (and the joint Annuitant dies, if the form is a joint annuity) on or after the Annuity Commencement Date, your Beneficiary will receive the benefit (if any) provided by the form of annuity under which we were making Annuity Payments. If you elect a form of annuity that does not provide for a certain period or full cash refund, then no payments or death benefit will be due following the death of the Annuitant (and the Joint Annuitant, as applicable) after the Annuity Commencement Date.

OUR GENERAL ACCOUNT

Scope of Prospectus

We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus serves as a disclosure document for the variable, or Separate Account, interests under the Contracts. For more details regarding the General Account, see the Contracts themselves.

General Description

Amounts you allocate under a Contract to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations, including the Payment of Claims under our Contracts and our Policies, and is subject to the claims of our creditors. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts.

We bear the full investment risk for all amounts that Participants allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of Account Value to the General Account does not entitle you to share in the investment experience of the General Account. You should consider our claims paying ability and financial strength when allocating amounts to the General Account.

We guarantee that we will credit interest for the life of the Contract to Account Values in the General Account at a rate at least equal to the minimum rate required by your Contract, if any. If your Contract does not set forth a minimum rate, we will credit interest at a rate at least equal to the minimum rate required by applicable state law or if no state law minimum rate is applicable to a Contract, the guaranteed minimum credited interest rate determined annually by us in accordance with the National Association of Insurance Commissioners (“NAIC”) standard non-forfeiture law for annuities. The NAIC minimum rate is determined in accordance with a formula. The current NAIC minimum rate formula as applied by us is based upon the five-year constant maturity treasury rate reported by the Federal Reserve as of the close of business on the last business day each October. In no event under the current NAIC formula will the minimum guaranteed credited interest rate be less than 1% nor more than 3%. We determine whether the application of the formula will change the minimum guaranteed rate each November, and any change is effective the following January 1. In our sole discretion, we may credit a higher rate of interest to Account Values in the General Account, although we are not obligated to credit interest in excess of the minimum rate. We compound interest daily on Participant Account Values in the General Account, to produce an effective annual yield that is equal to the stated interest rate. You can find the current rate for your Account Value in the General Account in your quarterly statement or by logging in to the secure “My Account” section of our website, www.mutualofamerica.com.

We reserve the right to credit a higher interest rate than the rate otherwise set for amounts allocated to the General Account when the Contractholder uses Mutual of America SponsorConnect® for the transmission and receipt of certain information regarding Participants, Deferred Compensation Amounts and other Contract information and in certain other circumstances.

Transfers and Withdrawals

You may transfer Account Value to and from the General Account and, to the extent permitted by the Code and the Plan, may withdraw Account Value from the General Account prior to the Annuity Commencement Date. See “Your Right to Transfer Among Investment Alternatives,” “Frequent Purchases and Redemptions of Subaccount Accumulation Units” and “Your Right to Make Withdrawals” under “Our Payment of Account Value to You or a Beneficiary.” We have the right to delay certain transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.

WHERE TO CONTACT US AND GIVE US INSTRUCTIONS

Transfers and Allocation Changes by Telephone or Internet

You may make requests by telephone or Internet for transfers of Account Value (except for transfers to any of the International Funds) or to change the Investment Alternatives to which we will allocate your future Deferred Compensation Amounts. You may not make withdrawal requests by telephone or Internet. On any Valuation Day, we will consider requests by telephone or Internet that we receive prior to 4 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) as received that day. We will consider requests that we receive at or after 4 p.m. Eastern Time (or the Exchange close) as received the next Valuation Day.

You must use a password to make Internet requests. Your use of the Password constitutes agreement to use our website in accordance with our rules and requirements. To change your Password, you may follow the instructions at our Internet website. To make telephone requests, you will be asked to provide your personal identification number (PIN) or identifying personal information to our Customer Service Representative.

We reserve the right to suspend or terminate at any time the rights of Participants to request transfers or reallocations by telephone or Internet. We also reserve the right not to accept powers of attorney or other trading authorizations granted by any Participant to a third party. Either telephone or Internet transactions may not be possible during periods of heavy usage or from time to time for technical reasons, and you should place your order by an alternate method during any such period. The Company’s failure to follow reasonable procedures may result in liability for any losses due to any unauthorized or fraudulent telephone or Internet transfers.

We will not be liable for following instructions communicated by telephone or Internet that we reasonably believe to be genuine. To confirm that instructions communicated by telephone or Internet are genuine we will ask for personally identifying information to confirm your identity, record all telephone transactions and provide confirmation of transactions, in writing, except for allocation changes made over the Internet.

Frequent Purchases and Redemptions of Subaccount Accumulation Units

The purpose of our Contracts is to assist with the accumulation of long-term retirement savings. Our Contracts are not intended to provide Contractholders and Participants with a means to engage in market timing through frequent transfers of their Account Values in an attempt to take advantage of daily fluctuations in the securities markets.

Excessive frequent transfer practices designed to take advantage of short-term market changes may cause disruption to the efficient administration of portfolio management strategies and increase transaction costs. Under certain market conditions, such transfer practices can harm the investment performance of an Underlying Fund if it involves amounts which are substantial when compared to the net total Underlying Fund assets under management.

Each Underlying Fund has reserved the right to reject any aggregate purchase of Underlying Fund shares that it determines to be inconsistent with their Underlying Fund’s policies and procedures relating to market timing. As such, there is also a risk that excessive frequent transfer practices by individual Contractholders and Participants could cause an Underlying Fund to reject a net purchase order from a Subaccount on behalf of many Contractholders and Participants, thereby compromising our ability to carry out purchase and redemption orders of many of our Contractholders and Participants.

In consideration of the above, we have adopted and implemented the following policies and procedures with regard to frequent transfers.

Transfers into any of the Subaccounts that invest in the International Funds can only be effected by mail.    Because of the time difference between the close of the United States securities markets and the close of international securities markets, the International Funds are more likely to be subject to market timing transfers than the other Funds.

Accordingly, we have adopted a special administrative rule for transfers into the International Funds and for revocations of such transfer requests. You must send in writing, by U.S.P.S. regular mail, to our Financial Transaction Processing Center in Boca Raton, Florida, all requests for transfers into any of the Subaccounts that invest in the International Funds or revocations of such transfer requests. We will not accept orders for transfers of your Account Value to any of the Subaccounts that invest in the International Funds or revocations of such transfer requests placed by any other means, including via our toll free 800 number or our Internet website, nor will we accept such transfer orders or revocations made in writing and delivered by fax, hand or express delivery service to our home office in New York City, any Regional Office or our Financial Transaction Processing Center. We will not accept U.S.P.S. regular mail transfer requests (or revocations of such transfer requests) into any of the Subaccounts that invest in the International Funds which are received at the home office in New York City or any Regional Office. To obtain a form for making written transfer requests, you may call our toll free number, 1-800-468-3785. You may revoke an order for transfer into any of the Subaccounts that invest in the International Funds only in writing sent by U.S.P.S. regular mail to our Financial Transaction Processing Center. You may continue to place orders for transfers out of any of the Subaccounts that invest in the International Funds either in writing, by calling our toll-free number, or via our website, www.mutualofamerica.com.

We reserve the right to modify or terminate the administrative rule for transfers to the Subaccounts that invest in International Funds and to extend the rule to other Subaccounts. We also reserve the right to adopt additional rules that would apply to Contractholders and Participants who in our view are repeatedly engaging in short-term trading through transfers of all or a portion of their Account Values in any of the Subaccounts offered under our Contracts. Note: Mutual of America Retirement Funds and Mutual of America Allocation Funds may invest in shares of the other Mutual of America Investment Corporation Funds, including the International Fund, and are exempt from the requirement to place orders for purchases and sales of such shares by U.S.P.S. regular mail.

We work with the Underlying Funds to discourage Contractholders and Participants from engaging in excessive frequent transfers that could harm any Fund’s investment performance. We periodically meet with the management of the Underlying Funds to discuss any factors that may materially impact investment performance of the Underlying Funds, including excessive frequent transfer activity, if any. We periodically request a description of the Underlying Funds’ procedures and controls used to identify any excessive frequent transfer activity and a report on whether any such activity might have an adverse effect on the investment performance of any of the Underlying Funds. It should be noted that each of the Underlying Funds has established its own internal restrictions or minimums, and may decide to apply its own frequent trading policies and procedures to your transactions in the event it determines that, in its opinion, our procedures do not satisfy its particular policies and procedures. The Underlying Fund policies and procedures, if applied to your transactions, could result in a limit on the number of trades you can request in specified time periods, temporary blockage of trades or other actions. In addition, we may be required to disclose information on Participant transfers to the Underlying Funds. We also request assurance that the Underlying Funds are correctly daily valuing their Funds and appropriately using Fair Value Pricing, where required.

We aggregate all daily purchase or redemption orders received from all Contractholders and Participants under the Contracts into a net purchase or redemption of shares of the Underlying Funds. We monitor such aggregate net daily purchase and redemption into or out of each Underlying Fund to make a determination, in our opinion, as to whether such aggregate net trading activity is material in relation to the total assets managed by each of the Underlying Funds, and if so, whether it could have an adverse impact on an Underlying Fund’s investment performance based upon the total net assets under management. We reserve the right to look back from any daily purchase or redemption activity in order to identify frequent transfer activity involving substantial amounts.

Depending on the nature of the net transfer activity, we will determine if there is frequent transfer activity conducted by the same Contractholders and Participants which could adversely impact the investment performance of an Underlying Fund, in view of the total net assets of the Underlying Fund, or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders and Participants. In this regard, we can review individual purchase and redemption requests by Contractholders and Participants. If, in our opinion, excessive frequent transfer activity could cause an adverse effect on the investment performance of an Underlying Fund or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders and Participants, we will take such actions as are appropriate to discourage such activity from continuing, as noted below. We do not accommodate Participants engaging in market timing. We will take the following actions in the following order:

•

contact the Contractholder or Participant and remind them that the Contracts are not designed to be used for such frequent transfers, request that such activity cease, and inform them that their use of the Internet or the 800-line privileges for transfer activity will be suspended if the activity does not cease;

•

if the activity does not cease, suspend the Contractholder’s or Participant’s Internet and 800-line privileges for transfers and require that all future purchase and redemption requests be carried out solely via a signed, written request to initiate any transaction, to be sent to our Financial Transaction Processing Center in Boca Raton via U.S.P.S. regular mail (the “Regular U.S. Mail Rule”);

•	then, in appropriate circumstances reject a transfer request, consistent with applicable law, rule, and regulation.

These procedures are applied uniformly to all Contractholders and Participants, individually and in the aggregate, engaging in such frequent transfer activity. The Contracts seek to provide a high degree of flexibility to Contractholders and Participants in managing their long-term retirement savings and other benefits and to this end do not have “front end” charges on contributions or transfers, or “back end” surrender or redemption charges on transfers or withdrawals. The Contracts permit unlimited, no-fee transfers between and among our General Account and the Subaccounts. We have no arrangements with any person or entities to permit frequent transfer activity and no such arrangements are permitted. We have not set a restriction on the amounts or number of transactions allowed in a given period and have not established a minimum holding period other than as may be applicable regarding the policies as noted above, nor have we set an exchange or redemption fee.

There may be legal and technological limitations on our ability to impose restrictions or limitations on the transfer practices of our Contractholders and Participants which arise out of the state law affecting a Contract and the necessary judgments involved in creating monitoring parameters. Consequently, our ability to discourage excessive frequent transfers that do not involve material or substantial amounts in the Subaccounts may be limited. The detection or deterrence of frequent transfer activity involves judgments that are inherently subjective. Accordingly, there is no assurance that we can restrict all transfer activity that may adversely affect Contractholders or Participants. There can be no assurance that frequent transfers in the Subaccounts will not occur. As a result of the limitations, restrictions and judgments described in this paragraph, it is possible that some participants may succeed in frequent trading activities, and in that eventuality, the effects, if any, of such activities may to some degree impact the other participants in the Separate Account.

Contacting Mutual of America

Our home office address is:

Mutual of America Life Insurance Company

320 Park Avenue

New York, New York 10022-6839

You can obtain the address of your Regional Office by calling our toll-free number, 1-800-468-3785, or by visiting our website, www.mutualofamerica.com.

Participants and Contractholders must send in writing all notices and elections required or permitted under the Contracts, except that you may give certain instructions by telephone or Internet, as described above.

Where You Should Direct Requests

You may request an allocation instruction change or a transfer of Account Value among Investment Alternatives (except for transfers to any of the International Funds) by calling 1-800-468-3785, visiting our website at www.mutualofamerica.com or writing to our Financial Transaction Processing Center. You must send requests for transfer of Account Value to any of the International Funds or revocations of such requests by U.S.P.S. regular mail to our Financial Transaction Processing Center as instructed above. The address is:

Mutual of America Life Insurance Company

Financial Transaction Processing Center

1150 Broken Sound Parkway NW

Boca Raton, FL 33487-3598

For withdrawals, you must make your request according to our procedures, which we may change from time to time.

Under our current procedures, you should make a withdrawal request by writing to your Regional Office.

You should use our forms to submit written requests to us; incomplete, unclear or unsigned forms will be returned without action.

ADMINISTRATIVE MATTERS

Confirmation Statements to Participants

We will send you a confirmation statement each time you change your allocation instructions (except that we will not send one for allocation instruction changes via our website), we receive a new Deferred Compensation Amount for you, you transfer any portion of your Account Value among the Investment Alternatives, the change in the number of Accumulation Units and the change in Accumulation Unit Values attributable to your plan becoming, or ceasing to be, eligible for the Reduced Fee, or you make a withdrawal. A confirmation statement for a Deferred Compensation Amount or a change in the number of Accumulation Units and the change in Accumulation Unit Values attributable to your plan becoming, or ceasing to be, eligible for the Reduced Fee may be part of your next quarterly account statement. You should promptly report to us any error in a confirmation statement or quarterly statement. Please report any such error within 30 days after the date of the confirmation or the end of the period covered by the quarterly statement for correction.

Designation of Beneficiary

You may designate a Beneficiary to receive any payments due upon your death, subject to any limits under a Plan or the Code. You may change the Beneficiary either before or after the Annuity Commencement Date, by providing us (or the Contractholder or employer when the Contractholder or employer has agreed to hold such information) with written notice of the change. The designation or change in designation will take effect as of the date we (or your Contractholder or employer, if applicable) receive notice, whether or not you are living at the time of such receipt. We will not be liable, however, for any payment or settlement we make before we receive the notice of Beneficiary or change of Beneficiary.

You should specify a Beneficiary and periodically review your Beneficiary designation. We are required to pay the Beneficiary as shown in our records. You may not change a Beneficiary by naming a different person in your will.

If no Beneficiary designated by you is living at the time of your death during the Accumulation Period, or when the Annuitant dies (and the joint Annuitant, if any, dies) during the Annuity Period, unless your Plan provides otherwise we will pay a single sum payment or the Commuted Value of any remaining periodic payments to a Beneficiary or Beneficiaries determined under the Contract. The Contract lists classes of Beneficiaries in an order of preference. We will pay the surviving family member(s) in the first class of Beneficiaries we find, in this order: your spouse; your children; your parents; and your brothers and sisters. If we do not find family members in these classes, we will pay the executors or administrators of your estate.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, after a thorough search, we are unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you periodically review and update, if necessary, your Beneficiary designations, including full names and complete addresses, if and as they change.

Certain Administrative Provisions

Assignment of Contract.    Contractholders and Participants may not assign or transfer a Contract or any rights under a Contract, except as otherwise required or permitted by law.

Modification of Contracts.    Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs a written agreement of the change or waiver.

We may change a Contract at any time by amendment or replacement, upon not less than 60 days’ written advance notice to the Contractholder, without the consent of any Participant or the consent of any other person who is or may become entitled to benefits under the Contract. Any change we make may not affect the amount or the terms of Annuity Payments that began before such change.

Evidence of Survival.    When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person’s survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us.

Misstatement of Information.    If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.

If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or overpayments, at the effective rate designated in the Contract.

Information and Determination.    Contractholders and Participants, as appropriate, must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder, employer or Participant. A Contractholder should report to us any determination that the Contractholder or employer makes pursuant to the terms of the Plan. We may rely on reports and other information furnished by Contractholders, employers or Participants and are not obligated to inquire as to the accuracy or completeness of such reports and information.

Participation in Divisible Surplus

We are a mutual life insurance company and consequently have no stockholders. Participants share in our earnings through any dividends approved by the Company’s Board of Directors. We can give no assurance as to the amount of divisible surplus, if any, that will be available for distribution under the Contracts in the future. The determination of such divisible surplus is within the sole discretion of our Board of Directors. No dividends are anticipated.

FEDERAL TAX INFORMATION

For federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account’s operations.

Obtaining Tax Advice

The summary below of the current federal tax status and consequences for Participants under the Contracts is not comprehensive and is for information purposes only. Tax provisions and regulations may change at any time. Tax results may vary depending upon your individual situation, and special rules may apply to you in certain cases. You also may be subject to state and local taxes, and state and local tax treatment may not conform to federal tax law. For these reasons, you or a Beneficiary should consult a qualified tax adviser for complete tax information.

Taxation of Your Account Value and Withdrawals

The general rule is that you must receive a payment under a Plan in order to be subject to income taxation. Except for Designated Roth Contributions, you do not include in your gross income any Deferred Compensation Amounts sent to us by the Contractholder, your employer, on your behalf, or interest or investment earnings we credit to your Account Value, until you withdraw or otherwise receive such amounts, or you have them otherwise made available to you if your employer is a tax-exempt organization that is not a Governmental Unit. The taxation of distributions from Designated Roth Accounts is determined separately from the taxation of your Employee Contribution Account and Rollover Contribution Account. In addition, qualified distributions from Designated Roth Accounts are not taxable. See “Special Treatment for Designated Roth Contributions” below.

When you receive a Plan distribution or Annuity Payments, the payment will be taxable to you as ordinary income.

The Contract

We currently only offer the Contract for use with an eligible deferred compensation plan adopted by a Governmental Unit which plan is designed to meet the requirements of Section 457(b) of the Code. Contractholders or employers are responsible for establishing and administering the Plan in accordance with Section 457. For example, a Contractholder or employer must comply with the limitations on the amounts you may defer and restrictions on withdrawals.

An eligible deferred compensation plan other than an eligible deferred compensation plan established by a Governmental Unit must provide that the Account Values under the Contract shall remain solely the property of the Contractholder, subject only to the claims of the Contractholder’s general creditors, until made available to you or your Beneficiary. Eligible deferred compensation plans established by Governmental Units must provide that all plan assets will be held for the exclusive benefit of plan participants in trusts or in custodial accounts or group annuity contracts that are treated as trusts under Section 457 of the Code. Such plan assets are not subject to the claims of the Governmental Unit’s general creditors.

Special Treatment for Designated Roth Contributions.    If permitted by your Plan, you may irrevocably designate a Deferred Compensation Amount as a Designated Roth Contribution, to be deposited into a Designated Roth Account. While a Designated Roth Contribution is not excludable from your gross income when made, a qualified distribution from a Designated Roth Account is not includible in your gross income when distributed.

A qualified distribution is generally a distribution made:

1.	After the end of the five-year period beginning with the year in which you first made a contribution to any Designated Roth Account under the Plan; and

2.	In one of the following circumstances:

a.	You are age 59 1⁄2 or older, or

b.	You have died or become disabled.

The taxable portion of any distribution from a Designated Roth Account that is not a qualified distribution will be determined by applying the general tax concepts described above as if your Designated Roth Account were a separate contract, i.e., by dividing your investment in the contract (i.e. your Designated Roth Contributions) by your Designated Roth Account balance as of the date of the distribution.

Withholding on Withdrawals and Other Payments

If your employer is a tax-exempt organization that is not a Governmental Unit, amounts of Account Value that you withdraw or receive as Annuity Payments generally are treated as wages for withholding purposes. We may be required to withhold various taxes, including federal income tax, and in some circumstances federal and state employment taxes. In addition, certain states require us to withhold for state income taxes if we withhold federal income taxes. The same rules generally apply to payments of death benefits. When you (or a Beneficiary) request withdrawals or Annuity Payments, you or the Beneficiary should ask the employer sponsoring the Plan about all withholding tax requirements.

If your employer is a Governmental Unit, distributions are not treated as wages for tax withholding purposes and different tax withholding rules apply. Distributions eligible for rollover normally will be subject to automatic 20% federal income tax withholding, unless you elect to have us pay the entire eligible withdrawal directly as a tax-free rollover to another eligible plan or an IRA.

The mandatory 20% tax withholding also does not apply to any distribution that is:

•

one of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary, or a specified period of 10 years or more,

•	a minimum distribution required under Section 401(a)(9) of the Code,

•	an unforeseeable emergency withdrawal if permitted by the Plan, or

•	a qualified distribution from a Designated Roth Account.

When you or a Beneficiary request withdrawals or Annuity Payments, we will provide detailed information and advise you or the Beneficiary of possible elections that may be made. You or the Beneficiary should carefully review this information.

If you withdraw any amounts that were previously rolled over to a 457 Plan of a Governmental Unit from another type of plan or an IRA, a 10% federal tax penalty may apply to the taxable portion of the withdrawal if you have not yet reached age 59 1⁄2.

YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING FUNDS

We will vote the shares of the Underlying Funds owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Funds. We will cast our votes according to instructions we receive from Participants. The number of Underlying Fund shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Fund.

We will vote 100% of the shares that a Subaccount owns. If you do not send us voting instructions, we will vote the shares attributable to your Account Value in the same proportion as we vote shares for which we have received voting instructions from Participants. We will determine the number of Accumulation Units attributable to each Participant for purposes of giving voting instructions as of the same record date used by the Underlying Fund. Because there is no required minimum number of shares for which we must receive voting instructions, a small number of participants may control the outcome of the vote.

Each Participant who has the right to give us voting instructions for a shareholders’ meeting of an Underlying Fund will receive information about the matters to be voted on, including the Underlying Fund’s proxy statement and a voting instructions form to return to us.

We may elect to vote the shares of the Underlying Funds held by our Separate Account in our own discretion if the Investment Company Act of 1940 is amended, or if the present interpretation of the Act changes with respect to our voting of these shares.

PERFORMANCE INFORMATION FOR THE SUBACCOUNTS

Money Market Fund

From time to time, we may include quotations of the yield and effective yield of the Separate Account’s Money Market Fund in advertisements, sales literature or reports to Participants. These yield figures show historical performance of the Fund assuming a hypothetical investment for the period indicated in the yield quotation. Yield figures do not indicate future performance.

The yield of the Money Market Fund refers to the net investment income generated by the Fund over a specified seven-day period (with the ending date stated). We then annualize this income. That is, we assume that the amount of income the Fund generates during that week is generated during each week in a 52-week period and we show the income as a percentage.

The effective yield is calculated similarly to yield, except that when we annualize income, we assume that the income earned by an investment in the Fund is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Yield and Effective Yield are calculated in accordance with SEC standards. Refer to the Statement of Additional Information under the heading “Yield and Performance Information” for more information.

Yield and effective yield for the Money Market Fund will vary based on its expenses and the performance of the Mutual of America Investment Corporation Money Market Fund, which reflects (among other things) changes in market conditions and the level of its expenses. You can lose money invested in the Money Market Fund. The Money Market Fund had negative returns for periods of time in each calendar year from 2009 through 2017, and for certain pricing tiers in 2018.

Total Return of Subaccounts

We may advertise performance related information for the Subaccounts. Performance information for the Subaccounts is based upon past performance and is not an indication of future performance. Total returns are calculated in accordance with SEC standards and such returns are referred to as “standardized total returns.” The standardized total return contained in such advertising is customarily calculated for one, three, five and ten year periods from the later of the Separate Account’s inception or the Subaccount’s inception. Different periods are used if either the Subaccount or the Separate Account has not been in existence for at least ten years. Total return is determined by comparing the value of an investment in the Subaccount at the beginning of the relevant period to the value of that investment at the end of the period, with deductions from total return for the total annual Underlying Fund operating expenses, any contingent deferred sales charge (we do not currently have such charges), and Separate Account Annual Expenses. Total return quotations are expressed in terms of average annual compounded rates of return for all periods quoted and assume that all dividends and capital gains distributions were reinvested. Total return for a Subaccount will vary based on its expenses and its performance which reflects (among other things) changes in market conditions.

We may include Average Annual Total Returns reflecting reduced fees available to participants in certain plans as described in “Tables of Annual Expenses” and “Charges under the Contracts” in the Prospectus. We may include non-standardized total returns that predate the inception of the Subaccount in the Separate Account, by assuming that the Subaccount had been included in the Separate Account for periods prior to their inception with the Separate Account and deducting charges equal to those currently assessed by the Separate Account along with actual total annual Underlying Fund operating expenses. All non-standard total return advertisements are, and must be, accompanied by standardized total returns.

We may also include information in our advertisements that addresses various topics, such as the effects of various current developments on the economy, securities markets, investment strategies and techniques, customer profiles and hypothetical investment scenarios, financial management, tax and retirement planning and other information relevant to investing in the Separate Account and your Contract.

For a detailed description of the methods we use to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

FUNDING AND OTHER CHANGES WE MAY MAKE

We reserve the right to make certain changes to the structure and operation of the Subaccounts at our discretion and without your prior consent. We may add, delete, or substitute Subaccounts for all contractowners or only for certain classes of contractowners. New or substitute Subaccounts may have different fees and expenses, and may only be offered to certain classes of contractowners. In making changes, we will comply with applicable law and will obtain the approval of Participants and/or the Contractholders, if required.

Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close Subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The underlying funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of an underlying fund should no longer be available, or if investment in any underlying fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after obtaining any approval that may be required by law or regulation.

We also may:

•	create new Subaccounts of the Separate Account at any time;

•	to the extent permitted by state and federal law, modify, combine or remove Subaccounts in the Separate Account;

•	transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from one Subaccount to another Subaccount;

•	create additional separate accounts or combine any two or more accounts including the Separate Account;

•

transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from the Separate Account to another separate account of ours by withdrawing the same percentage of each investment in the Separate Account, with appropriate adjustments to avoid odd lots and fractions;

•

operate the Separate Account as a diversified, open-end management investment company under the 1940 Act, or in any other form permitted by law, and designate an investment advisor for its management, which may be us, an affiliate of ours or another person;

•	deregister the Separate Account under the 1940 Act; and

•

operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940 Act) of ours or our affiliates, or discharge the committee for the Separate Account.

We may modify the provisions of the contracts to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law. We will not make any changes without any regulatory approval that may be required and, if we make any such changes, we will provide you with written notice as may be required under applicable law or regulation.

LEGAL PROCEEDINGS

We are engaged in litigation of various kinds, which in our judgment are not likely to have a material adverse effect on the Separate Account, the ability of the Company to perform under its principal underwriting contract with the Separate Account, or the Company’s ability to meet its obligations under the Contracts. There are no legal proceedings pending to which the Separate Account is a party.

OUR STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more information about the Contracts and our operations. It also contains the most recent audited financial statements of Separate Account No. 2 and Mutual of America.

Table of Contents of SAI

Distribution of the Contracts	Periodic Reports
Calculation of Accumulation Unit Values	Independent Registered Public Accounting Firm
Yield and Performance Information	Additional Information
Safekeeping of Separate Account Assets	Financial Statements
State Regulation

How To Obtain the SAI

You may receive a copy of the SAI at no charge by calling 1-800-574-9267 or by completing the Form below and mailing it to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839.

The SEC has an Internet website at http://www.sec.gov. You may obtain our Registration Statement for the Contracts, including the SAI, and the Separate Account’s annual financial statement reports through the SEC’s Internet site. You also may obtain copies of these documents, upon your payment of a duplicating fee, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

(Please cut here)

To: Mutual of America Life Insurance Company

Please send me a copy of the Statement of Additional Information dated May 1, 2019 for the Section 457 Plan Contract offered by Mutual of America. My name and address are as follows:

Name

Street Address

City	State	Zip

APPENDIX A

UNIT VALUE INFORMATION FOR THE SUBACCOUNTS

The tables below show changes in Accumulation Unit values and in the total number of units outstanding for each Subaccount for the ten year period (or from the commencement of operations if less) to December 31, 2018. The information below for each of the ten years (or less, depending on the start date of each fund) ended December 31, 2018 is excerpted from the financial statements of the Separate Account, which have been audited by KPMG LLP, the Separate Account’s independent registered public accounting firm. The Separate Account’s financial statements for the year ended December 31, 2018, along with KPMG LLP’s report thereon, are available to you free of charge by calling 1-800-468-3785.

We calculate Accumulation Unit values from the net asset values of the Underlying Funds. Information for the Mutual of America Investment Corporation Small Cap Equity Index Fund, Mutual of America Investment Corporation 2060 Retirement Fund, Vanguard Variable Insurance Fund Total Bond Market Index Portfolio, and MFS VIT III Mid Cap Value Portfolio is based on a partial year because the funds were initially available as subaccounts after July 1, 2018 for investments by Separate Account Participants. The Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT US Equity Insights Fund, Delaware VIP® Small Cap Value Series, Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, and Victory RS Small Cap Growth Equity VIP Series will be available on or after July 1, 2019 for investments by Separate Account Participants.

The tables below show three sets of Accumulation Unit values that reflect the highest and lowest levels of annual expenses for active Contracts (Standard Units and Tier 1 Reduced Fee Units, respectively) and the annual expenses for Inactive Contracts. The information for all other Accumulation Unit values, including Tier 2, Tier 3, Tier 4 and Tier 5 Reduced Fee Units, can be found in the SAI. You may obtain a free copy of the SAI by writing to us at 320 Park Avenue, New York, New York 10022-6839 or by calling 1-800-574-9267.

Standard Units (1.35% Separate Account Annual Expenses) (a)

	Mutual of America Investment Corporation Equity Index Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$7.073	$5.889	$5.331	$5.330	$4.753	$3.643	$3.180	$3.159	$2.783	$2.227

Unit value, end of year	$6.660	$7.073	$5.889	$5.331	$5.330	$4.753	$3.643	$3.180	$3.159	$2.783

Thousands of accumulation units outstanding, end of year	7,852	8,490	31,834	53,148	57,445	55,789	59,193	61,506	66,679	68,767

	Mutual of America Investment Corporation All America Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$19.610	$16.633	$15.100	$15.288	$13.919	$10.663	$9.406	$9.497	$8.147	$6.560

Unit value, end of year	$17.746	$19.610	$16.633	$15.100	$15.288	$13.919	$10.663	$9.406	$9.497	$8.147

Thousands of accumulation units outstanding, end of year	987	1,124	5,622	9,653	10,455	11,577	12,478	13,523	15,222	16,090

	Mutual of America Investment Corporation Small Cap Value Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.436	$2.279	$1.921	$2.013	$1.937	$1.516	$1.329	$1.379	$1.091	$0.851

Unit value, end of year	$2.053	$2.436	$2.279	$1.921	$2.013	$1.937	$1.516	$1.329	$1.379	$1.091

Thousands of accumulation units outstanding, end of year	6,766	7,886	30,421	48,899	52,895	60,755	65,627	71,636	75,792	72,395

(a)

Separate Account Annual Expenses are 1.35%. Performance between August 1, 2010 and June 30, 2017 reflects Separate Account Annual Expenses of 1.20%. Performance prior to August 1, 2010 reflects Separate Account Annual Expenses of 0.90%.

	Mutual of America Investment Corporation Small Cap Growth Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.494	$2.040	$1.910	$1.980	$1.896	$1.359	$1.303	$1.350	$1.023	$0.809

Unit value, end of year	$2.152	$2.494	$2.040	$1.910	$1.980	$1.896	$1.359	$1.303	$1.350	$1.023

Thousands of accumulation units outstanding, end of year	8,346	9,932	34,526	58,519	59,683	73,999	70,509	79,438	81,486	75,326

	Mutual of America Investment Corporation Small Cap Equity Index Fund (Standard)
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$8.286

Thousands of accumulation units outstanding, end of period	45

	Mutual of America Investment Corporation Mid Cap Value Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.232	$1.967	$1.714	$1.794	$1.596	$1.264	$1.153	$1.192	$1.013	$0.816

Unit value, end of year	$1.892	$2.232	$1.967	$1.714	$1.794	$1.596	$1.264	$1.153	$1.192	$1.013

Thousands of accumulation units outstanding, end of year	2,445	2,882	9,510	15,486	18,280	15,364	14,987	15,772	15,980	13,566

	Mutual of America Investment Corporation Mid-Cap Equity Index Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$4.779	$4.171	$3.503	$3.632	$3.352	$2.547	$2.188	$2.260	$1.808	$1.335

Unit value, end of year	$4.184	$4.779	$4.171	$3.503	$3.632	$3.352	$2.547	$2.188	$2.260	$1.808

Thousands of accumulation units outstanding, end of year	7,605	8,925	33,482	58,446	63,510	69,280	66,532	70,910	69,874	71,371

	Mutual of America Investment Corporation Composite Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$10.478	$9.362	$8.780	$8.816	$8.178	$7.113	$6.448	$6.346	$5.775	$4.920

Unit value, end of year	$10.006	$10.478	$9.362	$8.780	$8.816	$8.178	$7.113	$6.448	$6.346	$5.775

Thousands of accumulation units outstanding, end of year	1,165	1,347	6,487	10,951	11,632	12,383	13,626	14,678	16,413	17,127

	Mutual of America Investment Corporation International Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.040	$0.846	$0.842	$0.858	$0.924	$0.776	$0.662	$0.766	$0.715	$0.576

Unit value, end of year	$0.889	$1.040	$0.846	$0.842	$0.858	$0.924	$0.776	$0.662	$0.766	$0.715

Units Outstanding (000’s), end of year	2,381	2,619	7,235	9,614	8,706	9,019	9,256	7,800	6,707	4,534

	Mutual of America Investment Corporation Money Market Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.326	$2.340	$2.365	$2.396	$2.429	$2.462	$2.496	$2.531	$2.560	$2.586

Unit value, end of year	$2.334	$2.326	$2.340	$2.365	$2.396	$2.429	$2.462	$2.496	$2.531	$2.560

Thousands of accumulation units outstanding, end of year	2,338	2,589	7,992	9,755	11,341	12,778	15,265	17,362	20,295	22,906

(4)	From the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation Mid-Term Bond Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.406	$2.382	$2.329	$2.343	$2.297	$2.338	$2.290	$2.180	$2.060	$1.869

Unit value, end of year	$2.387	$2.406	$2.382	$2.329	$2.343	$2.297	$2.338	$2.290	$2.180	$2.060

Thousands of accumulation units outstanding, end of year	3,163	4,048	13,855	23,061	24,803	27,517	33,149	35,372	38,104	34,644

	Mutual of America Investment Corporation Bond Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$6.402	$6.258	$6.050	$6.103	$5.810	$5.935	$5.670	$5.349	$5.037	$4.435

Unit value, end of year	$6.326	$6.402	$6.258	$6.050	$6.103	$5.810	$5.935	$5.670	$5.349	$5.037

Thousands of accumulation units outstanding, end of year	2,579	3,310	12,112	19,149	20,888	21,938	23,438	23,165	21,945	19,352

	Mutual of America Investment Corporation Retirement Income Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.504	$1.419	$1.352	$1.362	$1.294	$1.220	$1.152	$1.113	$1.031	$0.895

Unit value, end of year	$1.466	$1.504	$1.419	$1.352	$1.362	$1.294	$1.220	$1.152	$1.113	$1.031

Units Outstanding (000’s), end of year	2,271	2,351	7,316	11,481	10,750	9,177	8,962	8,162	5,971	3,904

	Mutual of America Investment Corporation 2010 Retirement Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.524	$1.415	$1.340	$1.351	$1.279	$1.158	$1.068	$1.049	$0.951	$0.801

Unit value, end of year	$1.474	$1.524	$1.415	$1.340	$1.351	$1.279	$1.158	$1.068	$1.049	$0.951

Units Outstanding (000’s), end of year	707	595	2,482	6,188	6,133	6,527	7,087	7,327	7,227	7,308

	Mutual of America Investment Corporation 2015 Retirement Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.545	$1.414	$1.329	$1.341	$1.267	$1.117	$1.022	$1.013	$0.912	$0.759

Unit value, end of year	$1.478	$1.545	$1.414	$1.329	$1.341	$1.267	$1.117	$1.022	$1.013	$0.912

Units Outstanding (000’s), end of year	3,481	4,771	15,943	35,223	36,928	37,589	39,009	36,243	33,377	22,505

	Mutual of America Investment Corporation 2020 Retirement Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.583	$1.425	$1.328	$1.343	$1.266	$1.088	$0.986	$0.983	$0.871	$0.714

Unit value, end of year	$1.499	$1.583	$1.425	$1.328	$1.343	$1.266	$1.088	$0.986	$0.983	$0.871

Units Outstanding (000’s), end of year	13,933	16,481	50,676	77,960	69,565	64,446	52,040	42,477	34,563	23,701

	Mutual of America Investment Corporation 2025 Retirement Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.670	$1.478	$1.362	$1.380	$1.293	$1.081	$0.969	$0.972	$0.851	$0.686

Unit value, end of year	$1.562	$1.670	$1.478	$1.362	$1.380	$1.293	$1.081	$0.969	$0.972	$0.851

Units Outstanding (000’s), end of year	21,287	22,979	57,910	78,228	67,887	63,819	53,778	41,690	32,390	20,565

	Mutual of America Investment Corporation 2030 Retirement Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.749	$1.527	$1.396	$1.416	$1.321	$1.081	$0.962	$0.972	$0.842	$0.672

Unit value, end of year	$1.613	$1.749	$1.527	$1.396	$1.416	$1.321	$1.081	$0.962	$0.972	$0.842

Units Outstanding (000’s), end of year	19,799	19,302	46,573	57,899	50,653	47,430	41,160	33,092	24,247	16,971

	Mutual of America Investment Corporation 2035 Retirement Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.767	$1.528	$1.388	$1.410	$1.318	$1.059	$0.937	$0.954	$0.819	$0.651

Unit value, end of year	$1.615	$1.767	$1.528	$1.388	$1.410	$1.318	$1.059	$0.937	$0.954	$0.819

Units Outstanding (000’s), end of year	17,199	16,696	41,698	47,810	41,438	38,511	33,044	25,363	20,271	12,881

	Mutual of America Investment Corporation 2040 Retirement Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.767	$1.524	$1.382	$1.407	$1.322	$1.052	$0.929	$0.952	$0.812	$0.641

Unit value, end of year	$1.605	$1.767	$1.524	$1.382	$1.407	$1.322	$1.052	$0.929	$0.952	$0.812

Units Outstanding (000’s), end of year	15,396	15,386	34,955	38,613	35,020	35,092	30,913	24,331	18,624	11,295

	Mutual of America Investment Corporation 2045 Retirement Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.754	$1.510	$1.368	$1.395	$1.315	$1.042	$0.921	$0.946	$0.806	$0.638

Unit value, end of year	$1.587	$1.754	$1.510	$1.368	$1.395	$1.315	$1.042	$0.921	$0.946	$0.806

Units Outstanding (000’s), end of year	18,216	17,913	42,672	46,205	42,514	41,653	37,864	28,787	21,213	12,807

	Mutual of America Investment Corporation 2050 Retirement Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of period/year	$1.716	$1.475	$1.335	$1.361	$1.286	$1.015	$1.000

Unit value, end of period/year	$1.545	$1.716	$1.475	$1.335	$1.361	$1.286	$1.015

Units Outstanding (000’s), end of period/year	11,511	10,677	19,943	15,046	9,097	4,702	493

	Mutual of America Investment Corporation 2055 Retirement Fund (Standard)
	2018	2017	2016(2)
Unit value, beginning of period/year	$1.208	$1.037	$1.000

Unit value, end of period/year	$1.086	$1.208	$1.037

Units Outstanding (000’s), end of period/year	4,271	2,159	451

	Mutual of America Investment Corporation 2060 Retirement Fund (Standard)
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$8.885

Units Outstanding (000’s), end of period	34

	Mutual of America Investment Corporation Conservative Allocation Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.901	$1.768	$1.677	$1.690	$1.604	$1.512	$1.425	$1.363	$1.259	$1.096

Unit value, end of year	$1.837	$1.901	$1.768	$1.677	$1.690	$1.604	$1.512	$1.425	$1.363	$1.259

Thousands of accumulation units outstanding, end of year	5,045	5,725	15,175	25,936	25,746	23,231	23,645	19,459	17,239	13,280

	Mutual of America Investment Corporation Moderate Allocation Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.469	$2.199	$2.040	$2.062	$1.937	$1.695	$1.547	$1.503	$1.342	$1.117

Unit value, end of year	$2.328	$2.469	$2.199	$2.040	$2.062	$1.937	$1.695	$1.547	$1.503	$1.342

Thousands of accumulation units outstanding, end of year	10,429	12,064	34,284	54,387	55,236	57,199	56,603	51,632	51,013	45,667

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.

(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation Aggressive Allocation Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.957	$2.568	$2.344	$2.382	$2.239	$1.824	$1.628	$1.611	$1.391	$1.117

Unit value, end of year	$2.709	$2.957	$2.568	$2.344	$2.382	$2.239	$1.824	$1.628	$1.611	$1.391

Thousands of accumulation units outstanding, end of year	7,995	9,194	25,450	36,104	37,261	39,964	42,816	42,489	41,698	41,229

	Fidelity VIP Equity-Income Portfolio (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$79.454	$71.207	$61.004	$64.219	$59.726	$47.118	$40.611	$40.663	$35.642	$27.593

Unit value, end of year	$71.959	$79.454	$71.207	$61.004	$64.219	$59.726	$47.118	$40.611	$40.663	$35.642

Thousands of accumulation units outstanding, end of year	238	296	1,301	2,026	2,291	2,482	2,646	2,871	3,148	3,325

	Fidelity VIP Asset Manager Portfolio (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$50.068	$44.395	$43.541	$43.964	$42.002	$36.698	$32.987	$34.227	$30.233	$23.604

Unit value, end of year	$46.799	$50.068	$44.395	$43.541	$43.964	$42.002	$36.698	$32.987	$34.227	$30.233

Thousands of accumulation units outstanding, end of year	225	261	898	1,525	1,634	1,740	1,961	2,042	2,202	2,303

	Fidelity VIP Contrafund® Portfolio (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$92.920	$77.138	$72.231	$72.513	$65.493	$50.432	$43.801	$45.431	$39.119	$29.057

Unit value, end of year	$85.912	$92.920	$77.138	$72.231	$72.513	$65.493	$50.432	$43.801	$45.431	$39.119

Thousands of accumulation units outstanding, end of year	544	670	2,751	5,014	5,386	5,767	6,355	6,811	7,505	7,863

	Fidelity VIP Mid Cap Portfolio (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$87.882	$73.600	$66.301	$67.973	$64.662	$47.986	$42.252	$47.789	$37.438	$26.940

Unit value, end of year	$74.169	$87.882	$73.600	$66.301	$67.973	$64.662	$47.986	$42.252	$47.789	$37.438

Thousands of accumulation units outstanding, end of year	162	205	683	1,217	1,328	1,504	1,585	1,763	2,121	1,821

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$29.471	$26.378	$23.651	$24.519	$22.596	$17.672	$15.353	$14.952	$13.817	$10.985

Unit value, end of year	$26.423	$29.471	$26.378	$23.651	$24.519	$22.596	$17.672	$15.353	$14.952	$13.817

Thousands of accumulation units outstanding, end of year	473	533	1,776	3,415	3,838	3,578	3,570	3,279	3,101	2,945

	Vanguard Variable Insurance Fund International Portfolio (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$35.678	$25.326	$25.152	$25.659	$27.645	$22.676	$19.103	$22.360	$19.522	$13.796

Unit value, end of year	$30.757	$35.678	$25.326	$25.152	$25.659	$27.645	$22.676	$19.103	$22.360	$19.522

Thousands of accumulation units outstanding, end of year	709	833	2,890	4,878	5,122	5,664	4,237	4,409	4,520	4,567

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.

	Vanguard Variable Insurance Fund Real Estate Index Portfolio (Standard)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$16.980	$16.414	$15.330	$15.178	$11.807	$12.330

Unit value, end of period/year	$15.855	$16.980	$16.414	$15.330	$15.178	$11.807

Thousands of accumulation units outstanding, end of period/year	216	263	899	1,384	1,756	150

	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Standard)
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.089

Thousands of accumulation units outstanding, end of period	32

	American Century VP Capital Appreciation Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$48.104	$39.875	$38.992	$38.617	$36.051	$27.797	$24.192	$26.122	$20.051	$14.723

Unit value, end of year	$45.120	$48.104	$39.875	$38.992	$38.617	$36.051	$27.797	$24.192	$26.122	$20.051

Thousands of accumulation units outstanding, end of year	469	543	2,235	4,209	4,094	4,833	5,350	5,501	5,890	5,766

	American Funds Insurance Series New World Fund® (Standard)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$29.545	$23.067	$22.109	$23.058	$25.268	$23.490

Unit value, end of period/year	$24.882	$29.545	$23.067	$22.109	$23.058	$25.268

Thousands of accumulation units outstanding, end of period/year	47	46	79	110	79	34

	Calvert VP SRI Balanced Portfolio (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$5.753	$5.203	$4.882	$5.052	$4.665	$4.001	$3.665	$3.547	$3.197	$2.575

Unit value, end of year	$5.524	$5.753	$5.203	$4.882	$5.052	$4.665	$4.001	$3.665	$3.547	$3.197

Thousands of accumulation units outstanding, end of year	2,558	2,952	8,765	12,937	13,495	14,532	15,622	15,892	16,772	16,832

	DWS Capital Growth VIP (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$89.814	$72.023	$69.924	$65.153	$58.373	$43.874	$38.264	$40.537	$35.093	$27.911

Unit value, end of year	$87.189	$89.814	$72.023	$69.924	$65.153	$58.373	$43.874	$38.264	$40.537	$35.093

Thousands of accumulation units outstanding, end of year	278	312	1,495	2,472	2,411	2,590	2,959	3,166	3,631	3,818

	MFS VIT III Mid Cap Value Portfolio (Standard)
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$8.776

Thousands of accumulation units outstanding, end of period	2

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Oppenheimer Main Street Fund®/VA (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$48.133	$41.699	$37.810	$37.034	$33.863	$26.006	$22.522	$22.796	$19.837	$15.603

Unit value, end of year	$43.740	$48.133	$41.699	$37.810	$37.034	$33.863	$26.006	$22.522	$22.796	$19.837

Thousands of accumulation units outstanding, end of year	100	123	346	525	566	501	526	435	460	444

	PIMCO Variable Insurance Trust Real Return Portfolio (Standard)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$13.483	$13.134	$12.640	$13.131	$12.879	$13.220

Unit value, end of period/year	$13.033	$13.483	$13.134	$12.640	$13.131	$12.879

Thousands of accumulation units outstanding, end of period/year	81	111	266	508	577	196

	T. Rowe Price Blue Chip Growth Portfolio (Standard)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$30.093	$22.351	$22.412	$20.398	$18.892	$16.420

Unit value, end of period/year	$30.335	$30.093	$22.351	$22.412	$20.398	$18.892

Thousands of accumulation units outstanding, end of period/year	526	483	746	2,120	649	191

Tier 1 Reduced Fee (0.25% Separate Account Annual Expenses) Units (b)

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Equity Index Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$7.639	$6.299	$5.654	$5.609	$4.967	$3.781	$3.278	$3.233	$2.817

Unit value, end of year/period	$7.272	$7.639	$6.299	$5.654	$5.609	$4.967	$3.781	$3.278	$3.233

Thousands of accumulation units outstanding, end of year/period	8,330	8,924	11,144	10,864	26,165	23,153	21,083	19,183	18,116

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	All America Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$21.179	$17.791	$16.015	$16.090	$14.547	$11.068	$9.695	$9.721	$8.374

Unit value, end of year/period	$19.378	$21.179	$17.791	$16.015	$16.090	$14.547	$11.068	$9.695	$9.721

Thousands of accumulation units outstanding, end of year/period	1,141	1,382	1,552	1,692	3,856	3,887	3,757	3,657	3,693

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Small Cap Value Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.631	$2.437	$2.038	$2.119	$2.025	$1.573	$1.369	$1.411	$1.203

Unit value, end of year/period	$2.242	$2.631	$2.437	$2.038	$2.119	$2.025	$1.573	$1.369	$1.411

Thousands of accumulation units outstanding, end of year/period	7,108	7,719	9,438	9,641	24,315	23,684	22,328	20,423	18,868

(b)

Separate Account Annual Expenses are 0.25%. Performance between July 1, 2015 and June 30, 2017 reflects Separate Account Annual Expenses of 0.35%. Performance prior to July 1, 2015 reflects Separate Account Annual Expenses of 0.50%. The units were initially offered for availability on August 1, 2010.

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Small Cap Growth Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.694	$2.182	$2.026	$2.084	$1.982	$1.411	$1.343	$1.382	$1.114

Unit value, end of year/period	$2.350	$2.694	$2.182	$2.026	$2.084	$1.982	$1.411	$1.343	$1.382

Thousands of accumulation units outstanding, end of year/period	8,788	9,020	10,183	10,836	26,691	27,028	23,200	21,888	19,920

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Small Cap Equity Index Fund
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$8.332

Thousands of accumulation units outstanding, end of period	20

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Mid Cap Value Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.410	$2.104	$1.818	$1.889	$1.668	$1.312	$1.188	$1.220	$1.067

Unit value, end of year/period	$2.066	$2.410	$2.104	$1.818	$1.889	$1.668	$1.312	$1.188	$1.220

Thousands of accumulation units outstanding, end of year/period	3,065	3,061	3,860	3,381	7,877	6,729	5,404	4,288	3,722

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Mid-Cap Equity Index Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$5.162	$4.462	$3.716	$3.822	$3.504	$2.643	$2.255	$2.313	$1.932

Unit value, end of year/period	$4.569	$5.162	$4.462	$3.716	$3.822	$3.504	$2.643	$2.255	$2.313

Thousands of accumulation units outstanding, end of year/period	8,291	8,889	10,650	10,451	28,504	27,009	22,051	19,637	17,743

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Composite Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$11.316	$10.013	$9.312	$9.278	$8.547	$7.383	$6.646	$6.495	$5.987

Unit value, end of year/period	$10.926	$11.316	$10.013	$9.312	$9.278	$8.547	$7.383	$6.646	$6.495

Thousands of accumulation units outstanding, end of year/period	1,233	1,328	1,619	1,635	4,431	4,372	4,075	3,751	3,856

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	International Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.113	$0.897	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777	$0.688

Unit value, end of year/period	$0.962	$1.113	$0.897	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777

Thousands of accumulation units outstanding, end of year/period	3,000	2,770	3,069	2,771	6,410	5,878	4,369	2,833	1,800

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Money Market Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.513	$2.503	$2.509	$2.522	$2.539	$2.555	$2.573	$2.590	$2.597

Unit value, end of year/period	$2.549	$2.513	$2.503	$2.509	$2.522	$2.539	$2.555	$2.573	$2.590

Thousands of accumulation units outstanding, end of year/period	2,145	2,031	2,471	2,117	6,948	6,854	6,022	5,468	4,745

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Mid-Term Bond Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.599	$2.548	$2.470	$2.466	$2.401	$2.427	$2.360	$2.231	$2.233

Unit value, end of year/period	$2.607	$2.599	$2.548	$2.470	$2.466	$2.401	$2.427	$2.360	$2.231

Thousands of accumulation units outstanding, end of year/period	3,892	3,909	5,332	5,036	14,698	13,601	13,311	11,695	10,249

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Bond Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$6.915	$6.694	$6.417	$6.424	$6.073	$6.159	$5.844	$5.474	$5.460

Unit value, end of year/period	$6.909	$6.915	$6.694	$6.417	$6.424	$6.073	$6.159	$5.844	$5.474

Thousands of accumulation units outstanding, end of year/period	2,846	3,320	3,930	3,759	10,994	9,702	8,320	7,059	5,497

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Retirement Income Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.609	$1.503	$1.421	$1.420	$1.340	$1.254	$1.176	$1.129	$1.087

Unit value, end of year/period	$1.585	$1.609	$1.503	$1.421	$1.420	$1.340	$1.254	$1.176	$1.129

Thousands of accumulation units outstanding, end of year/period	4,929	2,609	5,905	3,478	8,213	4,455	3,102	2,436	1,767

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2010 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.630	$1.499	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063	$0.995

Unit value, end of year/period	$1.595	$1.630	$1.499	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063

Thousands of accumulation units outstanding, end of year/period	1,371	1,213	$2,107	1,975	4,839	4,391	4,048	4,134	3,147

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2015 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.653	$1.499	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027	$0.948

Unit value, end of year/period	$1.599	$1.653	$1.499	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027

Thousands of accumulation units outstanding, end of year/period	8,112	7,378	9,460	8,894	23,681	19,888	15,830	12,380	9,225

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2020 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.694	$1.510	$1.396	$1.400	$1.311	$1.119	$1.007	$0.996	$0.905

Unit value, end of year/period	$1.621	$1.694	$1.510	$1.396	$1.400	$1.311	$1.119	$1.007	$0.996

Thousands of accumulation units outstanding, end of year/period	26,601	21,705	29,605	24,967	53,657	39,323	26,973	19,595	12,436

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2025 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.787	$1.567	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986	$0.880

Unit value, end of year/period	$1.690	$1.787	$1.567	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986

Thousands of accumulation units outstanding, end of year/period	34,456	27,797	29,959	23,883	50,395	34,873	24,238	15,365	9,411

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2030 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.871	$1.618	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985	$0.870

Unit value, end of year/period	$1.745	$1.871	$1.618	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985

Thousands of accumulation units outstanding, end of year/period	30,264	23,010	22,992	18,503	39,955	27,662	19,813	13,168	7,037

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2035 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.891	$1.619	$1.458	$1.470	$1.364	$1.089	$0.957	$0.968	$0.845

Unit value, end of year/period	$1.747	$1.891	$1.619	$1.458	$1.470	$1.364	$1.089	$0.957	$0.968

Thousands of accumulation units outstanding, end of year/period	23,438	17,731	18,494	14,718	32,459	22,875	16,021	10,303	6,773

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2040 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.890	$1.615	$1.452	$1.467	$1.369	$1.082	$0.948	$0.965	$0.839

Unit value, end of year/period	$1.736	$1.890	$1.615	$1.452	$1.467	$1.369	$1.082	$0.948	$0.965

Thousands of accumulation units outstanding, end of year/period	16,148	13,423	14,291	11,938	29,158	21,648	14,824	8,974	5,981

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2045 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.876	$1.600	$1.438	$1.454	$1.361	$1.071	$0.941	$0.959	$0.833

Unit value, end of year/period	$1.717	$1.876	$1.600	$1.438	$1.454	$1.361	$1.071	$0.941	$0.959

Thousands of accumulation units outstanding, end of year/period	18,257	15,677	16,024	13,333	36,538	28,752	20,104	11,671	6,396

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2050 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of year/period	$1.791	$1.524	$1.368	$1.384	$1.298	$1.017	$1.000

Unit value, end of year/period	$1.630	$1.791	$1.524	$1.368	$1.384	$1.298	$1.017

Thousands of accumulation units outstanding, end of year/period	10,271	7,565	6,602	3,766	6,508	2,556	71

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2055 Retirement Fund
	2018	2017	2016(2)
Unit value, beginning of year/period	$1.222	$1.039	$1.000

Unit value, end of year/period	$1.111	$1.222	$1.039

Thousands of accumulation units outstanding, end of year/period	2,878	1,054	58

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2060 Retirement Fund
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$8.934

Thousands of accumulation units outstanding, end of period	16

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Conservative Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.053	$1.891	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395	$1.345

Unit value, end of year/period	$2.006	$2.053	$1.891	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395

Thousands of accumulation units outstanding, end of year/period	5,069	4,731	5,636	5,129	12,387	9,283	8,127	6,095	4,383

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.

(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Moderate Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.666	$2.352	$2.164	$2.170	$2.025	$1.759	$1.594	$1.538	$1.422

Unit value, end of year/period	$2.542	$2.666	$2.352	$2.164	$2.170	$2.025	$1.759	$1.594	$1.538

Thousands of accumulation units outstanding, end of year/period	10,771	9,913	13,369	12,904	30,595	26,308	21,064	16,381	13,906

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Aggressive Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$3.193	$2.746	$2.486	$2.506	$2.340	$1.893	$1.678	$1.648	$1.463

Unit value, end of year/period	$2.958	$3.193	$2.746	$2.486	$2.506	$2.340	$1.893	$1.678	$1.648

Thousands of accumulation units outstanding, end of year/period	6,929	6,467	8,348	8,639	21,351	19,022	16,619	13,411	10,681

	Fidelity VIP Equity-Income Portfolio (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$85.810	$76.163	$64.702	$67.589	$62.420	$48.904	$41.857	$41.620	$36.336

Unit value, end of year/period	$78.577	$85.810	$76.163	$64.702	$67.589	$62.420	$48.904	$41.857	$41.620

Thousands of accumulation units outstanding, end of year/period	324	340	451	443	1,181	1,144	1,027	953	892

	Fidelity VIP Asset Manager Portfolio (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$54.072	$47.484	$46.180	$46.271	$43.897	$38.089	$34.000	$35.033	$31.610

Unit value, end of year/period	$51.102	$54.072	$47.484	$46.180	$46.271	$43.897	$38.089	$34.000	$35.033

Thousands of accumulation units outstanding, end of year/period	243	246	341	360	984	941	842	721	632

	Fidelity VIP Contrafund® Portfolio (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$100.357	$82.510	$76.612	$76.320	$68.449	$52.345	$45.145	$46.501	$39.874

Unit value, end of year/period	$93.817	$100.357	$82.510	$76.612	$76.320	$68.449	$52.345	$45.145	$46.501

Thousands of accumulation units outstanding, end of year/period	667	744	949	1,041	2,491	2,398	2,253	2,097	1,939

	Fidelity VIP Mid Cap Portfolio (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$94.916	$78.726	$70.324	$71.543	$67.582	$49.807	$43.549	$48.914	$40.249

Unit value, end of year/period	$80.995	$94.916	$78.726	$70.324	$71.543	$67.582	$49.807	$43.549	$48.914

Thousands of accumulation units outstanding, end of year/period	219	223	286	304	720	701	593	507	455

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$31.826	$28.211	$25.082	$25.804	$23.613	$18.341	$15.823	$15.303	$13.706

Unit value, end of year/period	$28.851	$31.826	$28.211	$25.082	$25.804	$23.613	$18.341	$15.823	$15.303

Thousands of accumulation units outstanding, end of year/period	504	570	708	721	1,786	1,514	1,245	988	753

	Vanguard Variable Insurance Fund International Portfolio (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$38.529	$27.087	$26.675	$27.003	$28.890	$23.533	$19.688	$22.884	$19.636

Unit value, end of year/period	$33.584	$38.529	$27.087	$26.675	$27.003	$28.890	$23.533	$19.688	$22.884

Thousands of accumulation units outstanding, end of year/period	847	878	1,115	1,182	2,945	2,779	1,815	1,489	1,216

	Vanguard Variable Insurance Fund Real Estate Index Portfolio (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$17.592	$16.841	$15.597	$15.323	$11.837	$12.330

Unit value, end of year/period	$16.608	$17.592	$16.841	$15.597	$15.323	$11.837

Thousands of accumulation units outstanding, end of year/period	208	225	349	231	570	56

	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Tier 1 Reduced Fee)
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.146

Thousands of accumulation units outstanding, end of period	23

	American Century VP Capital Appreciation Fund (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$51.948	$42.647	$41.352	$40.640	$37.674	$28.849	$24.932	$26.734	$21.350

Unit value, end of year/period	$49.266	$51.948	$42.647	$41.352	$40.640	$37.674	$28.849	$24.932	$26.734

Thousands of accumulation units outstanding, end of year/period	512	571	704	785	1,790	1,754	1,702	1,453	1,410

	American Funds Insurance Series New World Fund® (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$30.609	$23.667	$22.494	$23.279	$25.333	$23.490

Unit value, end of year/period	$26.063	$30.609	$23.667	$22.494	$23.279	$25.333

Thousands of accumulation units outstanding, end of year/period	40	41	37	27	40	16

	Calvert VP SRI Balanced Portfolio (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$6.213	$5.564	$5.177	$5.316	$4.875	$4.152	$3.777	$3.630	$3.311

Unit value, end of year/period	$6.032	$6.213	$5.564	$5.177	$5.316	$4.875	$4.152	$3.777	$3.630

Thousands of accumulation units outstanding, end of year/period	641	831	1,893	1,828	5,300	4,901	4,576	3,992	2,976

	DWS Capital Growth VIP (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$96.992	$77.031	$74.157	$68.566	$61.002	$45.534	$39.435	$41.488	$35.018

Unit value, end of year/period	$95.202	$96.992	$77.031	$74.157	$68.566	$61.002	$45.534	$39.435	$41.488

Thousands of accumulation units outstanding, end of year/period	337	378	450	505	1,079	1,028	1,027	979	1,012

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	MFS VIT III Mid Cap Value Portfolio (Tier 1 Reduced Fee)
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$8.825

Thousands of accumulation units outstanding, end of period	2

	Oppenheimer Main Street Fund®/VA (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$51.980	$44.598	$40.100	$38.975	$35.388	$26.990	$23.211	$23.331	$20.223

Unit value, end of year/period	$47.759	$51.980	$44.598	$40.100	$38.975	$35.388	$26.990	$23.211	$23.331

Thousands of accumulation units outstanding, end of year/period	129	137	161	132	306	263	228	168	148

	PIMCO Variable Trust Real Return Portfolio (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$13.967	$13.475	$12.867	$13.262	$12.912	$13.220

Unit value, end of year/period	$13.651	$13.967	$13.475	$12.867	$13.262	$12.912

Thousands of accumulation units outstanding, end of year/period	108	83	96	77	242	33

	T. Rowe Price Blue Chip Growth Portfolio (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$31.177	$22.933	$22.803	$20.594	$18.940	$16.420

Unit value, end of year/period	$31.776	$31.177	$22.933	$22.803	$20.594	$18.940

Thousands of accumulation units outstanding, end of year/period	757	519	292	329	246	62

Inactive (1.65% Separate Account Annual Expenses) (c)

	Mutual of America Investment Corporation Equity Index Fund (Inactive)
	2018	2017
Unit value, beginning of year/period	$7.063	$6.395

Unit value, end of year/period	$6.630	$7.063

Thousands of accumulation units outstanding, end of year/period	8,952	10,676

	Mutual of America Investment Corporation All America Fund (Inactive)
	2018	2017
Unit value, beginning of year/period	$19.581	$17.846

Unit value, end of year/period	$17.667	$19.581

Thousands of accumulation units outstanding, end of year/period	2,363	2,635

(c)	The units were initially offered for availability on July 1, 2017.

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation Small Cap Value Fund (Inactive)
	2018	2017
Unit value, beginning of year/period	$2.433	$2.307

Unit value, end of year/period	$2.044	$2.433

Thousands of accumulation units outstanding, end of year/period	9,265	10,486

	Mutual of America Investment Corporation Small Cap Growth Fund (Inactive)
	2018	2017
Unit value, beginning of year/period	$2.490	$2.254

Unit value, end of year/period	$2.142	$2.490

Thousands of accumulation units outstanding, end of year/period	10,563	11,993

	Mutual of America Investment Corporation Small Cap Equity Index Fund (Inactive)
	2018(4)
Unit value, beginning of year/period	$10.000

Unit value, end of year/period	$8.273

Thousands of accumulation units outstanding, end of year/period	6

	Mutual of America Investment Corporation Mid Cap Value Fund (Inactive)
	2018	2017
Unit value, beginning of year/period	$2.229	$2.035

Unit value, end of year/period	$1.883	$2.229

Thousands of accumulation units outstanding, end of year/period	1,357	1,807

	Mutual of America Investment Corporation Mid-Cap Equity Index Fund (Inactive)
	2018	2017
Unit value, beginning of year/period	$4.773	$4.391

Unit value, end of year/period	$4.165	$4.773

Thousands of accumulation units outstanding, end of year/period	7,658	9,251

	Mutual of America Investment Corporation Composite Fund (Inactive)
	2018	2017
Unit value, beginning of year/period	$10.463	$9.792

Unit value, end of year/period	$9.961	$10.463

Thousands of accumulation units outstanding, end of year/period	2,410	2,785

(4)	For the period July 2, 2018 (commencement of operations) to December 31, 2018.

	Mutual of America Investment Corporation International Fund (Inactive)
	2018	2017
Unit value, beginning of year/period	$1.039	$0.846

Unit value, end of year/period	$0.885	$1.039

Thousands of accumulation units outstanding, end of year/period	957	925

	Mutual of America Investment Corporation Money Market Fund (Inactive)
	2018	2017
Unit value, beginning of year/period	$2.323	$2.331

Unit value, end of year/period	$2.324	$2.323

Thousands of accumulation units outstanding, end of year/period	2.399	2,456

	Mutual of America Investment Corporation Mid-Term Bond Fund (Inactive)
	2018	2017
Unit value, beginning of year/period	$2.403	$2.411

Unit value, end of year/period	$2.377	$2.403

Thousands of accumulation units outstanding, end of year/period	3,448	3,860

	Mutual of America Investment Corporation Bond Fund (Inactive)
	2018	2017
Unit value, beginning of year/period	$6.393	$6.382

Unit value, end of year/period	$6.298	$6.393

Thousands of accumulation units outstanding, end of year/period	2,752	3,133

	Mutual of America Investment Corporation Retirement Income Fund (Inactive)
	2018	2017
Unit value, beginning of year/period	$1.501	$1.463

Unit value, end of year/period	$1.459	$1.501

Thousands of accumulation units outstanding, end of year/period	479	963

	Mutual of America Investment Corporation 2010 Retirement Fund (Inactive)
	2018	2017
Unit value, beginning of year/period	$1.521	$1.470

Unit value, end of year/period	$1.468	$1.521

Thousands of accumulation units outstanding, end of year/period	259	330

	Mutual of America Investment Corporation 2015 Retirement Fund (Inactive)
	2018	2017
Unit value, beginning of year/period	$1.542	$1.480

Unit value, end of year/period	$1.471	$1.542

Thousands of accumulation units outstanding, end of year/period	1,751	1,991

	Mutual of America Investment Corporation 2020 Retirement Fund (Inactive)
	2018	2017
Unit value, beginning of year/period	$1.581	$1.501

Unit value, end of year/period	$1.492	$1.581

Thousands of accumulation units outstanding, end of year/period	5,178	5,402

	Mutual of America Investment Corporation 2025 Retirement Fund (Inactive)
	2018	2017
Unit value, beginning of year/period	$1.668	$1.569

Unit value, end of year/period	$1.555	$1.668

Thousands of accumulation units outstanding, end of year/period	5,166	5,328

	Mutual of America Investment Corporation 2030 Retirement Fund (Inactive)
	2018	2017
Unit value, beginning of year/period	$1.746	$1.628

Unit value, end of year/period	$1.606	$1.746

Thousands of accumulation units outstanding, end of year/period	3,908	3,880

	Mutual of America Investment Corporation 2035 Retirement Fund (Inactive)
	2018	2017
Unit value, beginning of year/period	$1.764	$1.636

Unit value, end of year/period	$1.608	$1.764

Thousands of accumulation units outstanding, end of year/period	2,994	3,303

	Mutual of America Investment Corporation 2040 Retirement Fund (Inactive)
	2018	2017
Unit value, beginning of year/period	$1.764	$1.633

Unit value, end of year/period	$1.598	$1.764

Thousands of accumulation units outstanding, end of year/period	4,154	4,096

	Mutual of America Investment Corporation 2045 Retirement Fund (Inactive)
	2018		2017
Unit value, beginning of year/period	$1.751		$1.619

Unit value, end of year/period	$1.580		$1.751

Thousands of accumulation units outstanding, end of year/period	4,608		4,820

	Mutual of America Investment Corporation 2050 Retirement Fund (Inactive)
	2018		2017
Unit value, beginning of year/period	$1.714		$1.583

Unit value, end of year/period	$1.538		$1.714

Thousands of accumulation units outstanding, end of year/period	986		940

	Mutual of America Investment Corporation 2055 Retirement Fund (Inactive)
	2018		2017
Unit value, beginning of year/period	$1.206		$1.114

Unit value, end of year/period	$1.081		$1.206

Thousands of accumulation units outstanding, end of year/period	52		25

	Mutual of America Investment Corporation 2060 Retirement Fund (Inactive)
	2018(4)
Unit value, beginning of year/period	$10.000

Unit value, end of year/period	$8.871

Thousands of accumulation units outstanding, end of year/period	0	(5)

	Mutual of America Investment Corporation Conservative Allocation Fund (Inactive)
	2018		2017
Unit value, beginning of year/period	$1.898		$1.844

Unit value, end of year/period	$1.829		$1.898

Thousands of accumulation units outstanding, end of year/period	2,267		2,100

	Mutual of America Investment Corporation Moderate Allocation Fund (Inactive)
	2018		2017
Unit value, beginning of year/period	$2.465		$2.329

Unit value, end of year/period	$2.318		$2.465

Thousands of accumulation units outstanding, end of year/period	4,756		5,183

(4)	For the period July 2, 2018 (commencement of operations) to December 31, 2018.

(5)	Fewer than 500 units.

	Mutual of America Investment Corporation Aggressive Allocation Fund (Inactive)
	2018	2017
Unit value, beginning of year/period	$2.953	$2.749

Unit value, end of year/period	$2.697	$2.953

Thousands of accumulation units outstanding, end of year/period	4,208	4,741

	Fidelity VIP Equity-Income Portfolio (Inactive)
	2018	2017
Unit value, beginning of year/period	$79.340	$73.761

Unit value, end of year/period	$71.639	$79.340

Thousands of accumulation units outstanding, end of year/period	375	444

	Fidelity VIP Asset Manager Portfolio (Inactive)
	2018	2017
Unit value, beginning of year/period	$49.995	$47.369

Unit value, end of year/period	$46.592	$49.995

Thousands of accumulation units outstanding, end of year/period	225	250

	Fidelity VIP Contrafund® Portfolio (Inactive)
	2018	2017
Unit value, beginning of year/period	$92.786	$85.570

Unit value, end of year/period	$85.530	$92.786

Thousands of accumulation units outstanding, end of year/period	805	979

	Fidelity VIP Mid Cap Portfolio (Inactive)
	2018	2017
Unit value, beginning of year/period	$87.754	$79.729

Unit value, end of year/period	$73.839	$87.754

Thousands of accumulation units outstanding, end of year/period	128	143

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Inactive)
	2018	2017
Unit value, beginning of year/period	$29.428	$27.999

Unit value, end of year/period	$26.306	$29.428

Thousands of accumulation units outstanding, end of year/period	272	327

	Vanguard Variable Insurance Fund International Portfolio (Inactive)
	2018	2017
Unit value, beginning of year/period	$35.626	$31.255

Unit value, end of year/period	$30.620	$35.626

Thousands of accumulation units outstanding, end of year/period	664	758

	Vanguard Variable Insurance Fund Real Estate Index Portfolio (Inactive)
	2018	2017
Unit value, beginning of year/period	$16.956	$16.731

Unit value, end of year/period	$15.784	$16.956

Thousands of accumulation units outstanding, end of year/period	66	92

	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Inactive)
	2018(4)
Unit value, beginning of year/period	$10.000

Unit value, end of year/period	$10.074

Thousands of accumulation units outstanding, end of year/period	10

	American Century VP Capital Appreciation Fund (Inactive)
	2018	2017
Unit value, beginning of year/period	$48.034	$44.128

Unit value, end of year/period	$44.919	$48.034

Thousands of accumulation units outstanding, end of year/period	624	739

	American Funds Insurance Series New World Fund® (Inactive)
	2018	2017
Unit value, beginning of year/period	$29.503	$26.274

Unit value, end of year/period	$24.771	$29.503

Thousands of accumulation units outstanding, end of year/period	8	7

	Calvert VP SRI Balanced Portfolio (Inactive)
	2018	2017
Unit value, beginning of year/period	$5.745	$5.441

Unit value, end of year/period	$5.500	$5.745

Thousands of accumulation units outstanding, end of year/period	1,901	2,243

	DWS Capital Growth VIP (Inactive)
	2018	2017
Unit value, beginning of year/period	$89.683	$81.659

Unit value, end of year/period	$86.800	$89.683

Thousands of accumulation units outstanding, end of year/period	646	746

(4)	For the period July 2, 2018 (commencement of operations) to December 31, 2018.

	MFS VIT III Mid Cap Value Portfolio (Inactive)
	2018(4)
Unit value, beginning of year/period	$10.000

Unit value, end of year/period	$8.763

Thousands of accumulation units outstanding, end of year/period	0

	Oppenheimer Main Street Fund®/VA (Inactive)
	2018	2017
Unit value, beginning of year/period	$48.064	$45.408

Unit value, end of year/period	$43.546	$48.064

Thousands of accumulation units outstanding, end of year/period	50	67

	PIMCO Variable Insurance Trust Real Return Portfolio (Inactive)
	2018	2017
Unit value, beginning of year/period	$13.464	$13.248

Unit value, end of year/period	$12.975	$13.464

Thousands of accumulation units outstanding, end of year/period	22	22

	T. Rowe Price Blue Chip Growth Portfolio (Inactive)
	2018	2017
Unit value, beginning of year/period	$30.049	$26.501

Unit value, end of year/period	$30.200	$30.049

Thousands of accumulation units outstanding, end of year/period	315	243

(4)	For the period July 2, 2018 (commencement of operations) to December 31, 2018.

The dates the Funds of the Separate Account commenced operation or became available as sub-accounts are as follows:

Mutual of America Investment Corporation Money Market, All America, Bond and Composite Funds—January 1, 1985; DWS Capital Growth VIP, and American Century VP Capital Appreciation Fund—January 3, 1989; Calvert VP SRI Balanced Portfolio—May 13, 1991; Mutual of America Investment Corporation Equity Index and Mid-Term Bond Funds—February 5, 1993; Fidelity VIP Equity-Income, Contrafund® and Asset Manager Portfolios—May 1, 1995; Mutual of America Investment Corporation Mid-Cap Equity Index Fund—May 3, 1999; Mutual of America Investment Corporation Conservative, Moderate and Aggressive Allocation Funds—May 20, 2003; Mutual of America Investment Corporation Small Cap Growth, Small Cap Value and Mid Cap Value Funds—July 1, 2005; Mutual of America Investment Corporation International Fund, Retirement Income Fund and 2010, 2015, 2020, 2025, 2030, 2035, 2040, and 2045 Retirement Funds—November 5, 2007; Oppenheimer Main Street Fund®/VA, the Fidelity VIP Mid Cap Portfolio, the Vanguard Variable Insurance Fund Diversified Value and International Portfolios—July 1, 2005; Mutual of America Investment Corporation 2050 Retirement Fund—October 1, 2012; American Funds Insurance Series New World Fund, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Vanguard Variable Insurance Fund Real Estate Index Portfolio—August 5, 2013; Mutual of America Investment Corporation 2055 Retirement Fund—October 1, 2016; Mutual of America Investment Corporation Small Cap Equity Index Fund and Mutual of America Investment Corporation 2060 Retirement Fund – July 2, 2018; Vanguard Variable Insurance Fund Total Bond Market Index Portfolio and MFS VIT III Mid Cap Value Portfolio – July 2, 2018; and Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT US Equity Insights Fund, Delaware VIP® Small Cap Value Series, Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, and Victory RS Small Cap Growth Equity VIP Series will become available on or after July 1, 2019 for investments by Separate Account Participants.

STATEMENT OF ADDITIONAL INFORMATION

FOR

GROUP AND INDIVIDUAL VARIABLE ACCUMULATION ANNUITY CONTRACTS

Issued By

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

320 Park Avenue

New York, New York 10022-6839

Through its

SEPARATE ACCOUNT NO. 2

This Statement of Additional Information (“SAI”) expands upon subjects we discuss in the current Prospectuses for the Contracts that we offer (“Contracts”).

You may obtain a copy of the Prospectus, dated May 1, 2019, by calling 1-800-574-9267 or by writing to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839. The Prospectus contains definitions of various terms, and we incorporate those terms by reference into this Statement of Additional Information.

This Statement Of Additional Information Is Not A Prospectus And You Should Read It In Conjunction With The Prospectus For The Contracts.

Dated: May 1, 2019

DISTRIBUTION OF THE CONTRACTS

Mutual of America Life Insurance Company (“Mutual of America” or the “Company” or “we” or “us” or “our”) is a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our home office address is 320 Park Avenue, New York, New York 10022.

Mutual of America is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection and distribution of proceeds of shares of the Underlying Funds bought and sold by the Separate Account.

Mutual of America serves as principal underwriter for the Separate Account and the Contracts. We offer the Contracts for sale on a continuous basis through certain of our employees. The only compensation we pay for sales of the Contracts is in the form of salary and incentive compensation if the Company’s annual goals and objectives are met. There are no commissions or fees payable to other persons or entities for sales of the Contracts. The registered representatives who sell the Contracts are eligible to receive a yearly cash incentive payment based largely on aggregate sales by all representatives in the representative’s office compared to sales targets we established for the office in that year, which may be increased based on individual performance in relation to individual sales objectives. Representatives and certain staff from the top five regional offices, as well as other high performing representatives, will receive a trip to a sales conference.

We are registered with the Securities and Exchange Commission (“SEC”) as a broker-dealer and are a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives.

We have no arrangements with any persons or entities to permit frequent transfers of contract value and no such arrangements are permitted.

CALCULATION OF ACCUMULATION UNIT VALUES

When a Participant allocates or transfers Account Value to a Subaccount, the Participant’s interest in the Subaccount is represented by Accumulation Units. Each Subaccount’s Accumulation Units have a different value, based on the value of the Subaccount’s investment in shares of the related Underlying Fund and the charges we deduct from the Separate Account. If any plans are eligible for the Reduced Fee as set forth in the Prospectus, a particular Subaccount will have Accumulation Unit values which reflect Separate Account charges applicable to plans that are not eligible for the Reduced Fee, and will also have Accumulation Units which reflect Separate Account charges for plans that are eligible for the Reduced Fee. To determine the change in a Subaccount’s Accumulation Unit value from the close of one Valuation Day to the close of the next Valuation Day (which we call a Valuation Period), we use an Accumulation Unit Change Factor.

For Subaccounts that invest in shares of the Mutual of America Investment Corporation Funds, the Accumulation Unit Change Factor for each Subaccount for any Valuation Period is:

(a)

the ratio of (i) the asset value of the Underlying Fund at the end of the current Valuation Period before any amounts are allocated to or withdrawn from the Subaccount with respect to that Valuation Period, to (ii) the asset value of the Underlying Fund at the end of the preceding Valuation Period, after all allocations and withdrawals were made for that period, divided by

(b)

1.000000 plus the component of the annual rate of expense risk, distribution expense and Separate Account administrative charges against the Subaccount’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

For Subaccounts that invest in shares of the Fidelity, Vanguard, Goldman, American Century, American Funds, Calvert, Delaware, DWS, MFS, Neuberger Berman, Oppenheimer, PIMCO, T. Rowe Price or Victory Portfolios, the Accumulation Unit Change Factor for each Subaccount for any Valuation Period is:

(a)

the ratio of (i) the share value of the Underlying Fund at the end of the current Valuation Period, adjusted by the Cumulative Dividend Multiplier* for the current Valuation Period, to (ii) the share value of the Underlying Fund at the end of the preceding Valuation Period, adjusted for the Cumulative Dividend Multiplier for the preceding Valuation Period, divided by

(b)

1.000000 plus the component of the annual rate of expense risk, distribution expense and Separate Account administrative charges against the Subaccount’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

* The Cumulative Dividend Multiplier is calculated by dividing the share value, after a dividend distribution, into the share value without regard to the dividend distribution, multiplied by the previous Cumulative Dividend Multiplier.

Additional Unit Value Information for the Subaccounts

(Thrift, TDA/VEC and 457 Contracts)

The tables shown below show changes in Accumulation Unit values and in the total number of units outstanding for each Subaccount for the ten year period (or from the commencement of operations if less) to December 31, 2018. The information below for each of the ten years (or less, depending on the start date of each fund) ended December 31, 2018 is excerpted from the financial statements of the Separate Account, which have been audited by KPMG LLP, the Separate Account’s independent registered public accounting firm. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in this SAI. The Separate Account’s financial statements for the year ended December 31, 2018, along with KPMG LLP’s report thereon, are available to you free of charge by calling 1-800-468-3785.

The information for the three sets of Accumulation Unit values that reflect the highest and lowest levels of annual expenses for active Contracts (Standard Units and Tier 1 Reduced Fee Units, respectively) and the annual expenses for Inactive Contracts can be found in Appendix A of the Prospectus for the Contract. The information for all other Accumulation Unit values, including Tier 2, Tier 3, Tier 4 and Tier 5 Reduced Fee Units, are reflected in the tables below.

Tier 2 Reduced Fee (0.35% Separate Account Annual Expenses) Units (a)

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Equity Index Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$7.635	$6.299	$5.654	$5.609	$4.967	$3.781	$3.278	$3.233	$2.817

Unit value, end of year/period	$7.261	$7.635	$6.299	$5.654	$5.609	$4.967	$3.781	$3.278	$3.233

Thousands of accumulation units outstanding, end of year/period	4,433	4,824	11,144	10,864	26,165	23,153	21,083	19,183	18,116

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	All America Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$21.168	$17.791	$16.015	$16.090	$14.547	$11.068	$9.695	$9.721	$8.374

Unit value, end of year/period	$19.348	$21.168	$17.791	$16.015	$16.090	$14.547	$11.068	$9.695	$9.721

Thousands of accumulation units outstanding, end of year/period	322	388	1,552	1,692	3,856	3,887	3,757	3,657	3,693

(a)	Separate Account Annual Expenses are 0.35%. Performance prior to July 1, 2015 reflects Separate Account Annual Expenses of 0.50%. The units were initially offered for availability on August 1, 2010.

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Small Cap Value Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.630	$2.437	$2.038	$2.119	$2.025	$1.573	$1.369	$1.411	$1.203

Unit value, end of year/period	$2.239	$2.630	$2.437	$2.038	$2.119	$2.025	$1.573	$1.369	$1.411

Thousands of accumulation units outstanding, end of year/period	3,234	3,753	9,438	9,641	24,315	23,684	22,328	20,423	18,868

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Small Cap Growth Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.692	$2.182	$2.026	$2.084	$1.982	$1.411	$1.343	$1.382	$1.114

Unit value, end of year/period	$2.346	$2.692	$2.182	$2.026	$2.084	$1.982	$1.411	$1.343	$1.382

Thousands of accumulation units outstanding, end of year/period	3,679	3,781	10,183	10,836	26,691	27,028	23,200	21,888	19,920

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Small Cap Equity Index Fund
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$8.328

Thousands of accumulation units outstanding, end of period	16

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Mid Cap Value Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.409	$2.104	$1.818	$1.889	$1.668	$1.312	$1.188	$1.220	$1.067

Unit value, end of year/period	$2.063	$2.409	$2.104	$1.818	$1.889	$1.668	$1.312	$1.188	$1.220

Thousands of accumulation units outstanding, end of year/period	1,190	1,573	3,860	3,381	7,877	6,729	5,404	4,288	3,722

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Mid-Cap Equity Index Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$5.159	$4.462	$3.716	$3.822	$3.504	$2.643	$2.255	$2.313	$1.932

Unit value, end of year/period	$4,562	$5.159	$4.462	$3.716	$3.822	$3.504	$2.643	$2.255	$2.313

Thousands of accumulation units outstanding, end of year/period	4,059	4,396	10,650	10,451	28,504	27,009	22,051	19,637	17,743

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Composite Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$11.310	$10.013	$9.312	$9.278	$8.547	$7.383	$6.646	$6.495	$5.987

Unit value, end of year/period	$10.909	$11.310	$10.013	$9.312	$9.278	$8.547	$7.383	$6.646	$6.495

Thousands of accumulation units outstanding, end of year/period	401	480	1,619	1,635	4,431	4,372	4,075	3,751	3,856

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	International Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.112	$0.897	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777	$0.688

Unit value, end of year/period	$0.960	$1.112	$0.897	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777

Thousands of accumulation units outstanding, end of year/period	2,094	1,729	3,069	2,771	6,410	5,878	4,369	2,833	1,800

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Money Market Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.511	$2.503	$2.509	$2.522	$2.539	$2.555	$2.573	$2.590	$2.597

Unit value, end of year/period	$2.545	$2.511	$2.503	$2.509	$2.522	$2.539	$2.555	$2.573	$2.590

Thousands of accumulation units outstanding, end of year/period	1,012	950	2,471	2,117	6,948	6,854	6,022	5,468	4,745

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Mid-Term Bond Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.597	$2.548	$2.470	$2.466	$2.401	$2.427	$2.360	$2.231	$2.233

Unit value, end of year/period	$2.603	$2.597	$2.548	$2.470	$2.466	$2.401	$2.427	$2.360	$2.231

Thousands of accumulation units outstanding, end of year/period	2,038	2,280	5,332	5,036	14,698	13,601	13,311	11,695	10,249

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Bond Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$6.911	$6.694	$6.417	$6.424	$6.073	$6.159	$5.844	$5.474	$5.460

Unit value, end of year/period	$6.898	$6.911	$6.694	$6.417	$6.424	$6.073	$6.159	$5.844	$5.474

Thousands of accumulation units outstanding, end of year/period	1,470	1,570	3,930	3,759	10,994	9,702	8,320	7,059	5,497

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Retirement Income Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.608	$1.503	$1.421	$1.420	$1.340	$1.254	$1.176	$1.129	$1.087

Unit value, end of year/period	$1.583	$1.608	$1.503	$1.421	$1.420	$1.340	$1.254	$1.176	$1.129

Thousands of accumulation units outstanding, end of year/period	2,692	3,941	5,905	3,478	8,213	4,455	3,102	2,436	1,767

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2010 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.629	$1.499	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063	$0.995

Unit value, end of year/period	$1.592	$1.629	$1.499	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063

Thousands of accumulation units outstanding, end of year/period	513	904	2,107	1,975	4,839	4,391	4,048	4,134	3,147

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2015 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.652	$1.499	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027	$0.948

Unit value, end of year/period	$1.596	$1.652	$1.499	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027

Thousands of accumulation units outstanding, end of year/period	4,813	4,860	9,460	8,894	23,681	19,888	15,830	12,380	9,225

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2020 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.693	$1.510	$1.396	$1.400	$1.311	$1.119	$1.007	$0.996	$0.905

Unit value, end of year/period	$1.619	$1.693	$1.510	$1.396	$1.400	$1.311	$1.119	$1.007	$0.996

Thousands of accumulation units outstanding, end of year/period	13,587	15,098	29,605	24,967	53,657	39,323	26,973	19,595	12,436

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2025 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.786	$1.567	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986	$0.880

Unit value, end of year/period	$1.687	$1.786	$1.567	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986

Thousands of accumulation units outstanding, end of year/period	16,443	14,642	29,959	23,883	50,395	34,873	24,238	15,365	9,411

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2030 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.870	$1.618	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985	$0.870

Unit value, end of year/period	$1.743	$1.870	$1.618	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985

Thousands of accumulation units outstanding, end of year/period	15,890	13,763	22,992	18,503	39,955	27,662	19,813	13,168	7,037

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2035 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.890	$1.619	$1.458	$1.470	$1.364	$1.089	$0.957	$0.968	$0.845

Unit value, end of year/period	$1.744	$1.890	$1.619	$1.458	$1.470	$1.364	$1.089	$0.957	$0.968

Thousands of accumulation units outstanding, end of year/period	10,641	9,781	18,494	14,718	32,459	22,875	16,021	10,303	6,773

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2040 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.889	$1.615	$1.452	$1.467	$1.369	$1.082	$0.948	$0.965	$0.839

Unit value, end of year/period	$1.733	$1.889	$1.615	$1.452	$1.467	$1.369	$1.082	$0.948	$0.965

Thousands of accumulation units outstanding, end of year/period	9,533	8,229	14,291	11,938	29,158	21,648	14,824	8,974	5,981

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2045 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.875	$1.600	$1.438	$1.454	$1.361	$1.071	$0.941	$0.959	$0.833

Unit value, end of year/period	$1.714	$1.875	$1.600	$1.438	$1.454	$1.361	$1.071	$0.941	$0.959

Thousands of accumulation units outstanding, end of year/period	10,564	9,588	16,024	13,333	36,538	28,752	20,104	11,671	6,396

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2050 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of year/period	$1.790	$1.524	$1.368	$1.384	$1.298	$1.017	$1.000

Unit value, end of year/period	$1.627	$1.790	$1.524	$1.368	$1.384	$1.298	$1.017

Thousands of accumulation units outstanding, end of year/period	6,117	4,815	6,602	3,766	6,508	2,556	71

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2055 Retirement Fund
	2018	2017	2016(2)
Unit value, beginning of year/period	$1.222	$1.039	$1.000

Unit value, end of year/period	$1.109	$1.222	$1.039

Thousands of accumulation units outstanding, end of year/period	2,438	635	58

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.
(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	2060 Retirement Fund
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$8.930

Thousands of accumulation units outstanding, end of period	18

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Conservative Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.052	$1.891	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395	$1.345

Unit value, end of year/period	$2.003	$2.052	$1.891	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395

Thousands of accumulation units outstanding, end of year/period	2,578	2,247	5,636	5,129	12,387	9,283	8,127	6,095	4,383

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Moderate Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.665	$2.352	$2.164	$2.170	$2.025	$1.759	$1.594	$1.538	$1.422

Unit value, end of year/period	$2.538	$2.665	$2.352	$2.164	$2.170	$2.025	$1.759	$1.594	$1.538

Thousands of accumulation units outstanding, end of year/period	6,186	6,430	13,369	12,904	30,595	26,308	21,064	16,381	13,906

	Mutual of America Investment Corporation (Tier 2 Reduced Fee)
	Aggressive Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$3.191	$2.746	$2.486	$2.506	$2.340	$1.893	$1.678	$1.648	$1.463

Unit value, end of year/period	$2.953	$3.191	$2.746	$2.486	$2.506	$2.340	$1.893	$1.678	$1.648

Thousands of accumulation units outstanding, end of year/period	4,346	4,521	8,348	8,639	21,351	19,022	16,619	13,411	10,681

	Fidelity VIP Equity-Income Portfolio (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$85.766	$76.163	$64.702	$67.589	$62.420	$48.904	$41.857	$41.620	$36.336

Unit value, end of year/period	$78.455	$85.766	$76.163	$64.702	$67.589	$62.420	$48.904	$41.857	$41.620

Thousands of accumulation units outstanding, end of year/period	113	143	451	443	1,181	1,144	1,027	953	892

	Fidelity VIP Asset Manager Portfolio (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$54.044	$47.484	$46.180	$46.271	$43.897	$38.089	$34.000	$35.033	$31.610

Unit value, end of year/period	$51.023	$54.044	$47.484	$46.180	$46.271	$43.897	$38.089	$34.000	$35.033

Thousands of accumulation units outstanding, end of year/period	153	192	341	360	984	941	842	721	632

	Fidelity VIP Contrafund® Portfolio (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$100.305	$82.510	$76.612	$76.320	$68.449	$52.345	$45.145	$46.501	$39.874

Unit value, end of year/period	$93.673	$100.305	$82.510	$76.612	$76.320	$68.449	$52.345	$45.145	$46.501

Thousands of accumulation units outstanding, end of year/period	295	354	949	1,041	2,491	2,398	2,253	2,097	1,939

(4)	For the period July 2, 3018 (initial availability) to December 31, 2018.

	Fidelity VIP Mid Cap Portfolio (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$94.867	$78.726	$70.324	$71.543	$67.582	$49.807	$43.549	$48.914	$40.249

Unit value, end of year/period	$80.870	$94.867	$78.726	$70.324	$71.543	$67.582	$49.807	$43.549	$48.914

Thousands of accumulation units outstanding, end of year/period	110	121	286	304	720	701	593	507	455

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$31.809	$28.211	$25.082	$25.804	$23.613	$18.341	$15.823	$15.303	$13.706

Unit value, end of year/period	$28.806	$31.809	$28.211	$25.082	$25.804	$23.613	$18.341	$15.823	$15.303

Thousands of accumulation units outstanding, end of year/period	245	243	708	721	1,786	1,514	1,245	988	753

	Vanguard Variable Insurance Fund International Portfolio (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$38.509	$27.087	$26.675	$27.003	$28.890	$23.533	$19.688	$22.884	$19.636

Unit value, end of year/period	$33.532	$38.509	$27.087	$26.675	$27.003	$28.890	$23.533	$19.688	$22.884

Thousands of accumulation units outstanding, end of year/period	430	467	1,115	1,182	2,945	2,779	1,815	1,489	1,216

	Vanguard Variable Insurance Fund Real Estate Index Portfolio (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$17.582	$16.841	$15.597	$15.323	$11.837	$12.330

Unit value, end of year/period	$16.582	$17.582	$16.841	$15.597	$15.323	$11.837

Thousands of accumulation units outstanding, end of year/period	129	145	349	231	570	56

	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Tier 2 Reduced Fee)
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.140

Thousands of accumulation units outstanding, end of period	36

	American Century VP Capital Appreciation Fund (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$51.921	$42.647	$41.352	$40.640	$37.674	$28.849	$24.932	$26.734	$21.350

Unit value, end of year/period	$49.190	$51.921	$42.647	$41.352	$40.640	$37.674	$28.849	$24.932	$26.734

Thousands of accumulation units outstanding, end of year/period	223	249	704	785	1,790	1,754	1,702	1,453	1,410

	American Funds Insurance Series New World Fund® (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$30.593	$23.667	$22.494	$23.279	$25.333	$23.490

Unit value, end of year/period	$26.023	$30.593	$23.667	$22.494	$23.279	$25.333

Thousands of accumulation units outstanding, end of year/period	21	24	37	27	40	16

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Calvert VP SRI Balanced Portfolio (Tier 2 Reduced Fee)
	2018		2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$6.210		$5.564	$5.177	$5.316	$4.875	$4.152	$3.777	$3.630	$3.311

Unit value, end of year/period	$6.022		$6.210	$5.564	$5.177	$5.316	$4.875	$4.152	$3.777	$3.630

Thousands of accumulation units outstanding, end of year/period	1,078		1,227	1,893	1,828	5,300	4,901	4,576	3,992	2,976

	DWS Capital Growth VIP (Tier 2 Reduced Fee)
	2018		2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$96.942		$77.031	$74.157	$68.566	$61.002	$45.534	$39.435	$41.488	$35.018

Unit value, end of year/period	$95.056		$96.942	$77.031	$74.157	$68.566	$61.002	$45.534	$39.435	$41.488

Thousands of accumulation units outstanding, end of year/period	124		153	450	505	1,079	1,028	1,027	979	1,012

	MFS VIT III Mid Cap Value Portfolio (Tier 2 Reduced Fee)
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$8.821

Thousands of accumulation units outstanding, end of period	0	(5)

	Oppenheimer Main Street Fund®/VA (Tier 2 Reduced Fee)
	2018		2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$51.953		$44.598	$40.100	$38.975	$35.388	$26.990	$23.211	$23.331	$20.223

Unit value, end of year/period	$47.686		$51.953	$44.598	$40.100	$38.975	$35.388	$26.990	$23.211	$23.331

Thousands of accumulation units outstanding, end of year/period	61		54	161	132	306	263	228	168	148

	PIMCO Variable Insurance Trust Real Return Institutional Portfolio (Tier 2 Reduced Fee)
	2018		2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$13.960		$13.475	$12.867	$13.262	$12.912	$13.220

Unit value, end of year/period	$13.629		$13.960	$13.475	$12.867	$13.262	$12.912

Thousands of accumulation units outstanding, end of year/period	78		77	96	77	242	33

	T. Rowe Price Blue Chip Growth Portfolio (Tier 2 Reduced Fee)
	2018		2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$31.161		$22.933	$22.803	$20.594	$18.940	$16.420

Unit value, end of year/period	$31.727		$31.161	$22.933	$22.803	$20.594	$18.940

Thousands of accumulation units outstanding, end of year/period	263		204	292	329	246	62

Tier 3 Reduced Fee (0.45% Separate Account Annual Expenses) Units (b)

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Equity Index Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$7.618	$6.290	$5.652	$5.609	$4.967	$3.781	$3.278	$3.233	$2.817

Unit value, end of year/period	$7.238	$7.618	$6.290	$5.652	$5.609	$4.967	$3.781	$3.278	$3.233

Thousands of accumulation units outstanding, end of year/period	24,020	22,371	18,392	15,480	26,165	23,153	21,083	19,183	18,116

(b)	Separate Account Annual Expenses are 0.45%. Performance prior to July 1, 2015 reflects Separate Account Annual Expenses of 0.50%. The units were initially offered for availability on August 1, 2010.
(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.
(5)	Fewer than 500 units.

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	All America Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$21.121	$17.767	$16.008	$16.090	$14.547	$11.068	$9.695	$9.721	$8.374

Unit value, end of year/period	$19.288	$21.121	$17.767	$16.008	$16.090	$14.547	$11.068	$9.695	$9.721

Thousands of accumulation units outstanding, end of year/period	2,324	2,484	1,958	1,999	3,856	3,887	3,757	3,657	3,693

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Small Cap Value Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.624	$2.434	$2.037	$2.119	$2.025	$1.573	$1.369	$1.411	$1.203

Unit value, end of year/period	$2.232	$2.624	$2.434	$2.037	$2.119	$2.025	$1.573	$1.369	$1.411

Thousands of accumulation units outstanding, end of year/period	18,295	18,932	15,925	14,190	24,315	23,684	22,328	20,423	18,868

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Small Cap Growth Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.686	$2.179	$2.025	$2.084	$1.982	$1.411	$1.343	$1.382	$1.114

Unit value, end of year/period	$2.339	$2.686	$2.179	$2.025	$2.084	$1.982	$1.411	$1.343	$1.382

Thousands of accumulation units outstanding, end of year/period	22,248	23,020	17,967	16,709	26,691	27,028	23,200	21,888	19,920

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Small Cap Equity Index Fund
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$8.324

Thousands of accumulation units outstanding, end of period	242

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Mid Cap Value Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.404	$2.101	$1.817	$1.889	$1.668	$1.312	$1.188	$1.220	$1.067

Unit value, end of year/period	$2.056	$2.404	$2.101	$1.817	$1.889	$1.668	$1.312	$1.188	$1.220

Thousands of accumulation units outstanding, end of year/period	5,860	6,026	4,970	4,286	7,877	6,729	5,404	4,288	3,722

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Mid-Cap Equity Index Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$5.148	$4.456	$3.714	$3.822	$3.504	$2.643	$2.255	$2.313	$1.932

Unit value, end of year/period	$4.548	$5.148	$4.456	$3.714	$3.822	$3.504	$2.643	$2.255	$2.313

Thousands of accumulation units outstanding, end of year/period	22,738	22,363	19,817	18,248	28,504	27,009	22,051	19,637	17,743

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Composite Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$11.286	$10.000	$9.308	$9.278	$8.547	$7.383	$6.646	$6.495	$5.987

Unit value, end of year/period	$10.876	$11.286	$10.000	$9.308	$9.278	$8.547	$7.383	$6.646	$6.495

Thousands of accumulation units outstanding, end of year/period	3,149	2,934	2,389	2,465	4,431	4,372	4,075	3,751	3,856

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	International Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.110	$0.896	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777	$0.688

Unit value, end of year/period	$0.957	$1.110	$0.896	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777

Thousands of accumulation units outstanding, end of year/period	7,734	7,725	5,846	4,814	6,410	5,878	4,369	2,833	1,800

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Money Market Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.506	$2.500	$2.508	$2.522	$2.539	$2.555	$2.573	$2.590	$2.597

Unit value, end of year/period	$2.537	$2.506	$2.500	$2.508	$2.522	$2.539	$2.555	$2.573	$2.590

Thousands of accumulation units outstanding, end of year/period	6,554	4,960	3,960	3,869	6,948	6,854	6,022	5,468	4,745

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Mid-Term Bond Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.592	$2.544	$2.469	$2.466	$2.401	$2.427	$2.360	$2.231	$2.233

Unit value, end of year/period	$2.595	$2.592	$2.544	$2.469	$2.466	$2.401	$2.427	$2.360	$2.231

Thousands of accumulation units outstanding, end of year/period	12,285	11,802	10,091	9,654	14,698	13,601	13,311	11,695	10,249

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Bond Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$6.896	$6.686	$6.414	$6.424	$6.073	$6.159	$5.844	$5.474	$5.460

Unit value, end of year/period	$6.877	$6.896	$6.686	$6.414	$6.424	$6.073	$6.159	$5.844	$5.474

Thousands of accumulation units outstanding, end of year/period	10,069	9,985	8,290	7,276	10,994	9,702	8,320	7,059	5,497

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Retirement Income Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.605	$1.501	$1.420	$1.420	$1.340	$1.254	$1.176	$1.129	$1.087

Unit value, end of year/period	$1.578	$1.605	$1.501	$1.420	$1.420	$1.340	$1.254	$1.176	$1.129

Thousands of accumulation units outstanding, end of year/period	10,747	9,837	6,154	6,858	8,213	4,455	3,102	2,436	1,767

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2010 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.626	$1.498	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063	$0.995

Unit value, end of year/period	$1.587	$1.626	$1.498	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063

Thousands of accumulation units outstanding, end of year/period	2,897	2,980	2,709	2,679	4,839	4,391	4,048	4,134	3,147

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2015 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.648	$1.497	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027	$0.948

Unit value, end of year/period	$1.592	$1.648	$1.497	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027

Thousands of accumulation units outstanding, end of year/period	14,175	15,432	14,049	15,433	23,681	19,888	15,830	12,380	9,225

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2020 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.689	$1.508	$1.395	$1.400	$1.311	$1.119	$1.007	$0.996	$0.905

Unit value, end of year/period	$1.614	$1.689	$1.508	$1.395	$1.400	$1.311	$1.119	$1.007	$0.996

Thousands of accumulation units outstanding, end of year/period	63,327	58,519	42,341	37,777	53,657	39,323	26,973	19,595	12,436

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2025 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.782	$1.564	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986	$0.880

Unit value, end of year/period	$1.682	$1.782	$1.564	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986

Thousands of accumulation units outstanding, end of year/period	83,410	70,597	47,216	40,002	50,395	34,873	24,238	15,365	9,411

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2030 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.866	$1.616	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985	$0.870

Unit value, end of year/period	$1.737	$1.866	$1.616	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985

Thousands of accumulation units outstanding, end of year/period	69,769	57,496	40,504	31,802	39,955	27,662	19,813	13,168	7,037

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2035 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.885	$1.617	$1.457	$1.470	$1.364	$1.089	$0.957	$0.968	$0.845

Unit value, end of year/period	$1.739	$1.885	$1.617	$1.457	$1.470	$1.364	$1.089	$0.957	$0.968

Thousands of accumulation units outstanding, end of year/period	60,016	47,896	33,452	25,679	32,459	22,875	16,021	10,303	6,773

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2040 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.885	$1.613	$1.451	$1.467	$1.369	$1.082	$0.948	$0.965	$0.839

Unit value, end of year/period	$1.728	$1.885	$1.613	$1.451	$1.467	$1.369	$1.082	$0.948	$0.965

Thousands of accumulation units outstanding, end of year/period	50,684	41,312	29,769	25,000	29,158	21,648	14,824	8,974	5,981

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2045 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.871	$1.598	$1.437	$1.454	$1.361	$1.071	$0.941	$0.959	$0.833

Unit value, end of year/period	$1.709	$1.871	$1.598	$1.437	$1.454	$1.361	$1.071	$0.941	$0.959

Thousands of accumulation units outstanding, end of year/period	60,440	51,041	39,544	32,554	36,538	28,752	20,104	11,671	6,396

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2050 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of year/period	$1.786	$1.522	$1.368	$1.384	$1.298	$1.017	$1.000

Unit value, end of year/period	$1.622	$1.786	$1.522	$1.368	$1.384	$1.298	$1.017

Thousands of accumulation units outstanding, end of year/period	40,949	30,495	19,250	10,796	6,508	2,556	71

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2055 Retirement Fund
	2018	2017	2016(2)
Unit value, beginning of year/period	$1.220	$1.039	$1.000

Unit value, end of year/period	$1.107	$1.220	$1.039

Thousands of accumulation units outstanding, end of year/period	11,949	4,496	244

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	2060 Retirement Fund
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$8.926

Thousands of accumulation units outstanding, end of period	84

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Conservative Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.048	$1.888	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395	$1.345

Unit value, end of year/period	$1.997	$2.048	$1.888	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395

Thousands of accumulation units outstanding, end of year/period	13,506	14,828	10,429	8,827	12,387	9,283	8,127	6,095	4,383

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Moderate Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.659	$2.349	$2.163	$2.170	$2.025	$1.759	$1.594	$1.538	$1.422

Unit value, end of year/period	$2.531	$2.659	$2.349	$2.163	$2.170	$2.025	$1.759	$1.594	$1.538

Thousands of accumulation units outstanding, end of year/period	31,704	30,570	23,723	19,957	30,595	26,308	21,064	16,381	13,906

	Mutual of America Investment Corporation (Tier 3 Reduced Fee)
	Aggressive Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$3.185	$2.743	$2.485	$2.506	$2.340	$1.893	$1.678	$1.648	$1.463

Unit value, end of year/period	$2.944	$3.185	$2.743	$2.485	$2.506	$2.340	$1.893	$1.678	$1.648

Thousands of accumulation units outstanding, end of year/period	21,142	20,860	16,261	14,431	21,351	19,022	16,619	13,411	10,681

	Fidelity VIP Equity-Income Portfolio (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$85.579	$76.062	$64.672	$67.589	$62.420	$48.904	$41.857	$41.620	$36.336

Unit value, end of year/period	$78.213	$85.579	$76.062	$64.672	$67.589	$62.420	$48.904	$41.857	$41.620

Thousands of accumulation units outstanding, end of year/period	794	834	728	662	1,181	1,144	1,027	953	892

	Fidelity VIP Asset Manager Portfolio (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$53.929	$47.423	$46.160	$46.271	$43.897	$38.089	$34.000	$35.033	$31.610

Unit value, end of year/period	$50.868	$53.929	$47.423	$46.160	$46.271	$43.897	$38.089	$34.000	$35.033

Thousands of accumulation units outstanding, end of year/period	744	769	698	611	984	941	842	721	632

(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Fidelity VIP Contrafund® Portfolio (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$100.085	$82.399	$76.577	$76.320	$68.449	$52.345	$45.145	$46.501	$39.874

Unit value, end of year/period	$93.382	$100.085	$82.399	$76.577	$76.320	$68.449	$52.345	$45.145	$46.501

Thousands of accumulation units outstanding, end of year/period	1,616	1,637	1,373	1,349	2,491	2,398	2,253	2,097	1,939

	Fidelity VIP Mid Cap Portfolio (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$94.657	$78.619	$70.292	$71.543	$67.582	$49.807	$43.549	$48.914	$40.249

Unit value, end of year/period	$80.617	$94.657	$78.619	$70.292	$71.543	$67.582	$49.807	$43.549	$48.914

Thousands of accumulation units outstanding, end of year/period	536	533	434	420	720	701	593	507	455

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$31.739	$28.173	$25.071	$25.804	$23.613	$18.341	$15.823	$15.303	$13.706

Unit value, end of year/period	$28.717	$31.739	$28.173	$25.071	$25.804	$23.613	$18.341	$15.823	$15.303

Thousands of accumulation units outstanding, end of year/period	1,670	1,680	1,331	1,065	1,786	1,514	1,245	988	753

	Vanguard Variable Insurance Fund International Portfolio (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$38.424	$27.051	$26.663	$27.003	$28.890	$23.533	$19.688	$22.884	$19.636

Unit value, end of year/period	$33.427	$38.424	$27.051	$26.663	$27.003	$28.890	$23.533	$19.688	$22.884

Thousands of accumulation units outstanding, end of year/period	2,530	2,494	1,955	1,808	2,945	2,779	1,815	1,489	1,216

	Vanguard Variable Insurance Fund Real Estate Index Portfolio (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$17.543	$16.818	$15.590	$15.323	$11.837	$12.330

Unit value, end of year/period	$16.530	$17.543	$16.818	$15.590	$15.323	$11.837

Thousands of accumulation units outstanding, end of year/period	712	683	632	365	570	56

	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Tier 3 Reduced Fee)
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.135

Thousands of accumulation units outstanding, end of period	179

	American Century VP Capital Appreciation Fund (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$51.806	$42.589	$41.333	$40.640	$37.674	$28.849	$24.932	$26.734	$21.350

Unit value, end of year/period	$49.036	$51.806	$42.589	$41.333	$40.640	$37.674	$28.849	$24.932	$26.734

Thousands of accumulation units outstanding, end of year/period	1,315	1,312	1,091	1,081	1,790	1,754	1,702	1,453	1,410

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	American Funds Insurance Series New World Fund® (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$30.526	$23.636	$22.484	$23.279	$25.333	$23.490

Unit value, end of year/period	$25.942	$30.526	$23.636	$22.484	$23.279	$25.333

Thousands of accumulation units outstanding, end of year/period	121	111	59	33	40	16

	Calvert VP SRI Balanced Portfolio (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$6.196	$5.557	$5.175	$5.316	$4.875	$4.152	$3.777	$3.630	$3.311

Unit value, end of year/period	$6.004	$6.196	$5.557	$5.175	$5.316	$4.875	$4.152	$3.777	$3.630

Thousands of accumulation units outstanding, end of year/period	4,985	4,957	4,133	3,682	5,300	4,901	4,576	3,992	2,976

	DWS Capital Growth VIP (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$96.729	$76.927	$74.123	$68.566	$61.002	$45.534	$39.435	$41.488	$35.018

Unit value, end of year/period	$94.759	$96.729	$76.927	$74.123	$68.566	$61.002	$45.534	$39.435	$41.488

Thousands of accumulation units outstanding, end of year/period	761	733	657	648	1,079	1,028	1,027	979	1,012

	MFS VIT III Mid Cap Value Portfolio (Tier 3 Reduced Fee)
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$8.816

Thousands of accumulation units outstanding, end of period	8

	Oppenheimer Main Street Fund®/VA (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$51.840	$44.539	$40.082	$38.975	$35.388	$26.990	$23.211	$23.331	$20.223

Unit value, end of year/period	$47.538	$51.840	$44.539	$40.082	$38.975	$35.388	$26.990	$23.211	$23.331

Thousands of accumulation units outstanding, end of year/period	261	289	210	186	306	263	228	168	148

	PIMCO Variable Insurance Trust Real Return Institutional Portfolio (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$13.928	$13.456	$12.861	$13.262	$12.912	$13.220

Unit value, end of year/period	$13.587	$13.928	$13.456	$12.861	$13.262	$12.912

Thousands of accumulation units outstanding, end of year/period	521	453	330	233	242	33

	T. Rowe Price Blue Chip Growth Portfolio (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$31.092	$22.902	$22.792	$20.594	$18.940	$16.420

Unit value, end of year/period	$31.628	$31.092	$22.902	$22.792	$20.594	$18.940

Thousands of accumulation units outstanding, end of year/period	2,043	1,268	551	543	246	62

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

Tier 4 Reduced Fee (0.60% Separate Account Annual Expenses) Units (c)

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Equity Index Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$7.554	$6.247	$5.621	$5.585	$4.951	$3.772	$3.273	$3.232	$2.834	$2.258

Unit value, end of year	$7.166	$7.554	$6.247	$5.621	$5.585	$4.951	$3.772	$3.273	$3.232	$2.834

Units Outstanding (000’s), end of year	11,869	12,631	15,369	15,362	15,370	15,570	15,134	15,505	15,904	33,800

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	All America Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$20.944	$17.645	$15.921	$16.023	$14.500	$11.042	$9.681	$9.717	$8.295	$6.652

Unit value, end of year	$19.097	$20.944	$17.645	$15.921	$16.023	$14.500	$11.042	$9.681	$9.717	$8.295

Units Outstanding (000’s), end of year	1,209	1,278	1,868	2,071	2,249	2,472	2,659	2,995	3,018	7,462

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Small Cap Value Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.602	$2.417	$2.026	$2.109	$2.018	$1.569	$1.368	$1.411	$1.110	$0.863

Unit value, end of year	$2.209	$2.602	$2.417	$2.026	$2.109	$2.018	$1.569	$1.368	$1.411	$1.110

Units Outstanding (000’s), end of year	8,502	10,456	15,192	16,346	17,994	19,920	19,523	19,674	19,492	35,801

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Small Cap Growth Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.663	$2.164	$2.013	$2.075	$1.975	$1.407	$1.341	$1.381	$1.042	$0.820

Unit value, end of year	$2.315	$2.663	$2.164	$2.013	$2.075	$1.975	$1.407	$1.341	$1.381	$1.042

Units Outstanding (000’s), end of year	10,636	12,011	16,304	18,644	20,022	22,393	20,579	21,903	20,384	37,502

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Small Cap Equity Index Fund
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$8.317

Units Outstanding (000’s), end of period	86

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Mid-Cap Value Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.384	$2.087	$1.807	$1.880	$1.662	$1.309	$1.187	$1.220	$1.031	$0.828

Unit value, end of year	$2.036	$2.384	$2.087	$1.807	$1.880	$1.662	$1.309	$1.187	$1.220	$1.031

Units Outstanding (000’s), end of year	3,469	3,800	4,711	5,050	5,333	4,661	4,028	4,202	3,827	6,028

(c)	Separate Account Annual Expenses are 0.60%. Performance prior to August 1, 2010 reflects Separate Account Annual Expenses of 0.50%.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Mid-Cap Equity Index Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$5.104	$4.425	$3.694	$3.806	$3.492	$2.637	$2.252	$2.312	$1.841	$1.353

Unit value, end of year	$4.502	$5.104	$4.425	$3.694	$3.806	$3.492	$2.637	$2.252	$2.312	$1.841

Units Outstanding (000’s), end of year	11,546	13,323	16,973	16,570	17,068	17,942	17,603	18,266	17,871	32,515

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Composite Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$11.194	$9.933	$9.259	$9.241	$8.520	$7.366	$6.637	$6.492	$5.880	$4.989

Unit value, end of year	$10.771	$11.194	$9.933	$9.259	$9.241	$8.520	$7.366	$6.637	$6.492	$5.880

Units Outstanding (000’s), end of year	1,539	1,652	2,192	2,216	2,404	2,485	2,715	2,995	2,944	7,627

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	International Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.101	$0.889	$0.880	$0.891	$0.954	$0.796	$0.675	$0.776	$0.721	$0.578

Unit value, end of year	$0.948	$1.101	$0.889	$0.880	$0.891	$0.954	$0.796	$0.675	$0.776	$0.721

Units Outstanding (000’s), end of year	4,501	5,471	4,459	4,640	4,407	4,222	3,419	3,093	2,606	2,715

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Money Market Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.485	$2.483	$2.494	$2.512	$2.530	$2.549	$2.569	$2.589	$2.607	$2.622

Unit value, end of year	$2.513	$2.485	$2.483	$2.494	$2.512	$2.530	$2.549	$2.569	$2.589	$2.607

Units Outstanding (000’s), end of year	2,434	2,168	2,976	3,204	4,149	4,629	4,873	4,996	4,946	9,584

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Mid-Term Bond Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.572	$2.528	$2.457	$2.457	$2.394	$2.422	$2.358	$2.230	$2.097	$1.895

Unit value, end of year	$2.571	$2.572	$2.528	$2.457	$2.457	$2.394	$2.422	$2.358	$2.230	$2.097

Units Outstanding (000’s), end of year	5,155	5,860	6,933	7,265	8,582	9,099	10,826	10,868	9,893	16,897

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Bond Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$6.842	$6.642	$6.382	$6.399	$6.054	$6.147	$5.837	$5.473	$5.129	$4.497

Unit value, end of year	$6.812	$6.842	$6.642	$6.382	$6.399	$6.054	$6.147	$5.837	$5.473	$5.129

Units Outstanding (000’s), end of year	4,763	5,729	6,820	6,722	7,466	7,707	7,343	6,616	5,757	9,368

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Retirement Income Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.591	$1.491	$1.413	$1.414	$1.335	$1.251	$1.174	$1.128	$1.040	$0.899

Unit value, end of year	$1.563	$1.591	$1.491	$1.413	$1.414	$1.335	$1.251	$1.174	$1.128	$1.040

Units Outstanding (000’s), end of year	7,321	7,912	4,336	$3,881	3,922	3,406	2,916	1,937	1,196	1,181

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2010 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.612	$1.487	$1.400	$1.402	$1.319	$1.187	$1.089	$1.063	$0.960	$0.805

Unit value, end of year	$1.572	$1.612	$1.487	$1.400	$1.402	$1.319	$1.187	$1.089	$1.063	$0.960

Units Outstanding (000’s), end of year	1,348	1,500	1,565	2,170	2,570	2,087	1,988	2,221	2,176	3,223

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2015 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.634	$1.486	$1.388	$1.392	$1.307	$1.145	$1.042	$1.027	$0.920	$0.762

Unit value, end of year	$1.576	$1.634	$1.486	$1.388	$1.392	$1.307	$1.145	$1.042	$1.027	$0.920

Units Outstanding (000’s), end of year	8,779	10,350	12,718	13,332	13,797	12,429	11,983	10,378	7,783	7,116

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2020 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.675	$1.497	$1.387	$1.394	$1.306	$1.116	$1.005	$0.996	$0.879	$0.717

Unit value, end of year	$1.598	$1.675	$1.497	$1.387	$1.394	$1.306	$1.116	$1.005	$0.996	$0.879

Units Outstanding (000’s), end of year	34,614	36,689	39,926	36,826	33,029	26,321	22,804	15,461	10,191	9,894

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2025 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.767	$1.553	$1.423	$1.433	$1.334	$1.108	$0.988	$0.986	$0.858	$0.689

Unit value, end of year	$1.665	$1.767	$1.553	$1.423	$1.433	$1.334	$1.108	$0.988	$0.986	$0.858

Units Outstanding (000’s), end of year	44,237	43,563	46,677	38,021	33,956	27,083	16,731	13,167	7,522	7,187

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2030 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.850	$1.604	$1.457	$1.469	$1.363	$1.108	$0.981	$0.985	$0.849	$0.675

Unit value, end of year	$1.720	$1.850	$1.604	$1.457	$1.469	$1.363	$1.108	$0.981	$0.985	$0.849

Units Outstanding (000’s), end of year	41,634	37,755	38,155	33,205	26,645	21,668	14,561	10,769	8,739	6,690

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2035 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.869	$1.605	$1.449	$1.463	$1.360	$1.086	$0.955	$0.967	$0.827	$0.654

Unit value, end of year	$1.721	$1.869	$1.605	$1.449	$1.463	$1.360	$1.086	$0.955	$0.967	$0.827

Units Outstanding (000’s), end of year	34,740	33,115	32,296	29,082	24,934	17,745	12,486	8,810	5,448	5,373

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2040 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.869	$1.602	$1.443	$1.461	$1.364	$1.079	$0.947	$0.965	$0.819	$0.644

Unit value, end of year	$1.710	$1.869	$1.602	$1.443	$1.461	$1.364	$1.079	$0.947	$0.965	$0.819

Units Outstanding (000’s), end of year	28,448	26,662	26,692	23,292	20,906	15,018	11,139	8,428	5,075	5,252

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2045 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.855	$1.587	$1.429	$1.448	$1.356	$1.069	$0.939	$0.959	$0.813	$0.641

Unit value, end of year	$1.691	$1.855	$1.587	$1.429	$1.448	$1.356	$1.069	$0.939	$0.959	$0.813

Units Outstanding (000’s), end of year	32,116	31,560	32,421	29,561	26,893	21,633	15,539	12,332	7,515	5,588

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2050 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of period/year	$1.773	$1.513	$1.362	$1.380	$1.295	$1.017	$1.000

Unit value, end of period/year	$1.608	$1.773	$1.513	$1.362	$1.380	$1.295	$1.017

Units Outstanding (000’s), end of period/year	22,294	19,548	16,730	10,233	5,263	1,790	103

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2055 Retirement Fund
	2018	2017	2016(2)
Unit value, beginning of period/year	$1.218	$1.038	$1.000

Unit value, end of period/year	$1.103	$1.218	$1.038

Units Outstanding (000’s), end of period/year	7,606	4,126	255

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	2060 Retirement Fund
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$8.919

Units Outstanding (000’s), end of period	48

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Conservative Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.032	$1.876	$1.769	$1.772	$1.671	$1.566	$1.467	$1.394	$1.282	$1.112

Unit value, end of year	$1.978	$2.032	$1.876	$1.769	$1.772	$1.671	$1.566	$1.467	$1.394	$1.282

Units Outstanding (000’s), end of year	9,165	8,404	9,594	9,906	9,729	9,530	7,760	6,340	4,492	5,840

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Moderate Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.638	$2.333	$2.152	$2.161	$2.018	$1.755	$1.592	$1.537	$1.367	$1.133

Unit value, end of year	$2.506	$2.638	$2.333	$2.152	$2.161	$2.018	$1.755	$1.592	$1.537	$1.367

Units Outstanding (000’s), end of year	16,973	16,866	21,092	21,965	21,927	21,272	19,421	17,456	13,988	21,857

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.
(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation (Tier 4 Reduced Fee)
	Aggressive Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$3.158	$2.724	$2.472	$2.496	$2.332	$1.889	$1.676	$1.648	$1.416	$1.133

Unit value, end of year	$2.916	$3.158	$2.724	$2.472	$2.496	$2.332	$1.889	$1.676	$1.648	$1.416

Units Outstanding (000’s), end of year	10,447	11,498	14,021	15,927	16,519	16,495	14,372	14,088	12,952	18,142

	Fidelity
	VIP Equity Income Portfolio (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$84.838	$75.517	$64.306	$67.288	$62.200	$48.782	$41.796	$41.602	$36.290	$27.983

Unit value, end of year	$77.418	$84.838	$75.517	$64.306	$67.288	$62.200	$48.782	$41.796	$41.602	$36.290

Units Outstanding (000’s), end of year	396	467	629	673	755	818	778	785	805	1,698

	Fidelity
	VIP Asset Manager Portfolio (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$53.465	$47.084	$45.899	$46.065	$43.741	$37.994	$33.950	$35.018	$30.783	$23.938

Unit value, end of year	$50.354	$53.465	$47.084	$45.899	$46.065	$43.741	$37.994	$33.950	$35.018	$30.783

Units Outstanding (000’s), end of year	327	353	472	568	612	584	589	614	611	1,079

	Fidelity
	VIP Contrafund® Portfolio (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$99.218	$81.809	$76.143	$75.980	$68.209	$52.215	$45.080	$46.481	$39.830	$29.467

Unit value, end of year	$92.431	$99.218	$81.809	$76.143	$75.980	$68.209	$52.215	$45.080	$46.481	$39.830

Units Outstanding (000’s), end of year	775	930	1,262	1,460	1,601	1,694	1,737	1,776	1,774	3,627

	Fidelity
	VIP Mid Cap Portfolio (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$93.835	$78.054	$69.891	$71.223	$67.344	$49.683	$43.485	$48.893	$38.119	$27.320

Unit value, end of year	$79.794	$93.835	$78.054	$69.891	$71.223	$67.344	$49.683	$43.485	$48.893	$38.119

Units Outstanding (000’s), end of year	276	320	409	453	489	508	492	502	522	745

	Vanguard
	Variable Insurance Fund Diversified Value Portfolio (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$31.476	$27.981	$24.938	$25.698	$23.539	$18.299	$15.802	$15.297	$14.068	$11.139

Unit value, end of year	$28.435	$31.476	$27.981	$24.938	$25.698	$23.539	$18.299	$15.802	$15.297	$14.068

Units Outstanding (000’s), end of year	761	868	1,165	1,235	1,289	1,264	1,105	957	828	1,319

	Vanguard
	Variable Insurance Fund International Portfolio (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$38.103	$26.866	$26.520	$26.892	$28.798	$23.480	$19.661	$22.876	$19.875	$13.990

Unit value, end of year	$33.097	$38.103	$26.866	$26.520	$26.892	$28.798	$23.480	$19.661	$22.876	$19.875

Units Outstanding (000’s), end of year	1,148	1,250	1,655	1,840	1,980	2,086	1,470	1,456	1,405	1,995

	Vanguard Variable Insurance Fund Real Estate Index Portfolio (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$17.446	$16.751	$15.551	$15.304	$11.833	$12.330

Unit value, end of period/year	$16.413	$17.446	$16.751	$15.551	$15.304	$11.833

Units Outstanding (000’s), end of period/year	411	489	625	503	454	53

	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Tier 4 Reduced Fee)
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.128

Units Outstanding (000’s), end of period	57

	American Century VP Capital Appreciation Fund (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$51.357	$42.284	$41.099	$40.459	$37.543	$28.778	$24.896	$26.723	$20.414	$14.931

Unit value, end of year	$48.536	$51.357	$42.284	$41.099	$40.459	$37.543	$28.778	$24.896	$26.723	$20.414

Units Outstanding (000’s), end of year	671	770	1,042	1,236	1,283	1,364	1,364	1,389	1,315	2,561

	American Funds Insurance Series New World Fund® (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$30.358	$23.542	$22.428	$23.250	$25.325	$23.490

Unit value, end of period/year	$25.761	$30.358	$23.542	$22.428	$23.250	$25.325

Units Outstanding (000’s), end of period/year	69	81	65	61	47	10

	Calvert VP SRI Balanced Portfolio (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$6.146	$5.520	$5.148	$5.295	$4.861	$4.143	$3.772	$3.629	$3.255	$2.611

Unit value, end of year	$5.946	$6.146	$5.520	$5.148	$5.295	$4.861	$4.143	$3.772	$3.629	$3.255

Units Outstanding (000’s), end of year	2,957	3,092	3,397	3,585	3,935	3,765	3,387	3,641	3,787	6,377

	DWS Capital Growth VIP (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$95.922	$76.401	$73.727	$68.283	$60.807	$45.430	$39.381	$41.472	$35.728	$28.303

Unit value, end of year	$93.825	$95.922	$76.401	$73.727	$68.283	$60.807	$45.430	$39.381	$41.472	$35.728

Units Outstanding (000’s), end of year	378	406	534	635	658	719	754	805	746	1,954

	MFS VIT III Mid Cap Value Portfolio (Tier 4 Reduced Fee)
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$8.810

Units Outstanding (000’s), end of period	4

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Oppenheimer Main Street Fund®/VA (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$51.409	$44.235	$39.868	$38.815	$35.276	$26.929	$23.180	$23.322	$20.196	$15.822

Unit value, end of year	$47.071	$51.409	$44.235	$39.868	$38.815	$35.276	$26.929	$23.180	$23.322	$20.196

Units Outstanding (000’s), end of year	138	171	219	213	201	188	173	153	131	216

	PIMCO Variable Insurance Trust Real Return Portfolio (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$13.858	$13.408	$12.829	$13.239	$12.908	$13.220

Unit value, end of period/year	$13.498	$13.858	$13.408	$12.829	$13.239	$12.908

Units Outstanding (000’s), end of period/year	210	245	262	247	204	48

	T. Rowe Price Blue Chip Growth Portfolio (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$30.918	$22.809	$22.734	$20.566	$18.933	$16.420

Unit value, end of period/year	$31.403	$30.918	$22.809	$22.734	$20.566	$18.933

Units Outstanding (000’s), end of period/year	999	791	526	553	200	44

Tier 5 Reduced Fee (0.95% Separate Account Annual Expenses) (d)

	Mutual of America Investment Corporation Equity Index Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$7.087	$5.889	$5.331	$5.330	$4.753	$3.643	$3.180	$3.159	$2.783	$2.227

Unit value, end of year	$6.700	$7.087	$5.889	$5.331	$5.330	$4.753	$3.643	$3.180	$3.159	$2.783

Thousands of accumulation units outstanding, end of year	5,112	5,705	31,834	53,148	57,445	55,789	59,193	61,506	66,679	68,767

	Mutual of America Investment Corporation All America Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$19.649	$16.633	$15.100	$15.288	$13.919	$10.663	$9.406	$9.497	$8.147	$6.560

Unit value, end of year	$17.853	$19.649	$16.633	$15.100	$15.288	$13.919	$10.663	$9.406	$9.497	$8.147

Thousands of accumulation units outstanding, end of year	453	642	5,622	9,653	10,455	11,577	12,478	13,523	15,222	16,090

	Mutual of America Investment Corporation Small Cap Value Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.441	$2.279	$1.921	$2.013	$1.937	$1.516	$1.329	$1.379	$1.091	$0.851

Unit value, end of year	$2.065	$2.441	$2.279	$1.921	$2.013	$1.937	$1.516	$1.329	$1.379	$1.091

Thousands of accumulation units outstanding, end of year	3,634	4,249	30,421	48,899	52,895	60,755	65,627	71,636	75,792	72,395

	Mutual of America Investment Corporation Small Cap Growth Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.499	$2.040	$1.910	$1.980	$1.896	$1.359	$1.303	$1.350	$1.023	$0.809

Unit value, end of year	$2.165	$2.499	$2.040	$1.910	$1.980	$1.896	$1.359	$1.303	$1.350	$1.023

Thousands of accumulation units outstanding, end of year	4,792	5,252	34,526	58,519	59,683	73,999	70,509	79,438	81,486	75,326

(d)

Separate Account Annual Expenses are 0.95%. Performance between August 1, 2010 and June 30, 2017 reflects Total Separate Account Annual Expenses of 1.20%. Performance prior to August 1, 2010 reflects Separate Account Annual Expenses of 0.90%.

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

	Mutual of America Investment Corporation Small Cap Equity Index Fund (Tier 5 Reduced Fee)
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$8.303

Thousands of accumulation units outstanding, end of period	33

	Mutual of America Investment Corporation Mid Cap Value Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.236	$1.967	$1.714	$1.794	$1.596	$1.264	$1.153	$1.192	$1.013	$0.816

Unit value, end of year	$1.903	$2.236	$1.967	$1.714	$1.794	$1.596	$1.264	$1.153	$1.192	$1.013

Thousands of accumulation units outstanding, end of year	1,535	1,752	9,510	15,486	18,280	15,364	14,987	15,772	15,980	13,566

	Mutual of America Investment Corporation Mid-Cap Equity Index Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$4.789	$4.171	$3.503	$3.632	$3.352	$2.547	$2.188	$2.260	$1.808	$1.335

Unit value, end of year	$4.209	$4.789	$4.171	$3.503	$3.632	$3.352	$2.547	$2.188	$2.260	$1.808

Thousands of accumulation units outstanding, end of year	4,573	5,414	33,482	58,446	63,510	69,280	66,532	70,910	69,874	71,371

	Mutual of America Investment Corporation Composite Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$10.499	$9.362	$8.780	$8.816	$8.178	$7.113	$6.448	$6.346	$5.775	$4.920

Unit value, end of year	$10.066	$10.499	$9.362	$8.780	$8.816	$8.178	$7.113	$6.448	$6.346	$5.775

Thousands of accumulation units outstanding, end of year	719	827	6,487	10,951	11,632	12,383	13,626	14,678	16,413	17,127

	Mutual of America Investment Corporation International Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.042	$0.846	$0.842	$0.858	$0.924	$0.776	$0.662	$0.766	$0.715	$0.576

Unit value, end of year	$0.895	$1.042	$0.846	$0.842	$0.858	$0.924	$0.776	$0.662	$0.766	$0.715

Units Outstanding (000’s), end of year	2,028	1,707	7,235	9,614	8,706	9,019	9,256	7,800	6,707	4,534

	Mutual of America Investment Corporation Money Market Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.331	$2.340	$2.365	$2.396	$2.429	$2.462	$2.496	$2.531	$2.560	$2.586

Unit value, end of year	$2.348	$2.331	$2.340	$2.365	$2.396	$2.429	$2.462	$2.496	$2.531	$2.560

Thousands of accumulation units outstanding, end of year	1,748	1,648	7,992	9,755	11,341	12,778	15,265	17,362	20,295	22,906

	Mutual of America Investment Corporation Mid-Term Bond Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.411	$2.382	$2.329	$2.343	$2.297	$2.338	$2.290	$2.180	$2.060	$1.869

Unit value, end of year	$2.402	$2.411	$2.382	$2.329	$2.343	$2.297	$2.338	$2.290	$2.180	$2.060

Thousands of accumulation units outstanding, end of year	2,118	2,590	13,855	23,061	24,803	27,517	33,149	35,372	38,104	34,644

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation Bond Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$6.415	$6.258	$6.050	$6.103	$5.810	$5.935	$5.670	$5.349	$5.037	$4.435

Unit value, end of year	$6.365	$6.415	$6.258	$6.050	$6.103	$5.810	$5.935	$5.670	$5.349	$5.037

Thousands of accumulation units outstanding, end of year	1,762	2,164	12,112	19,149	20,888	21,938	23,438	23,165	21,945	19,352

	Mutual of America Investment Corporation Retirement Income Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.507	$1.419	$1.352	$1.362	$1.294	$1.220	$1.152	$1.113	$1.031	$0.895

Unit value, end of year	$1.474	$1.507	$1.419	$1.352	$1.362	$1.294	$1.220	$1.152	$1.113	$1.031

Units Outstanding (000’s), end of year	2,662	3,021	7,316	11,481	10,750	9,177	8,962	8,162	5,971	3,904

	Mutual of America Investment Corporation 2010 Retirement Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.527	$1.415	$1.340	$1.351	$1.279	$1.158	$1.068	$1.049	$0.951	$0.801

Unit value, end of year	$1.000	$1.527	$1.415	$1.340	$1.351	$1.279	$1.158	$1.068	$1.049	$0.951

Units Outstanding (000’s), end of year	800	877	2,482	6,188	6,133	6,527	7,087	7,327	7,227	7,308

	Mutual of America Investment Corporation 2015 Retirement Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.548	$1.414	$1.329	$1.341	$1.267	$1.117	$1.022	$1.013	$0.912	$0.759

Unit value, end of year	$1.487	$1.548	$1.414	$1.329	$1.341	$1.267	$1.117	$1.022	$1.013	$0.912

Units Outstanding (000’s), end of year	3,129	4,960	15,943	35,223	36,928	37,589	39,009	36,243	33,377	22,505

	Mutual of America Investment Corporation 2020 Retirement Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.586	$1.425	$1.328	$1.343	$1.266	$1.088	$0.986	$0.983	$0.871	$0.714

Unit value, end of year	$1.508	$1.586	$1.425	$1.328	$1.343	$1.266	$1.088	$0.986	$0.983	$0.871

Units Outstanding (000’s), end of year	15,907	17,229	50,676	77,960	69,565	64,446	52,040	42,477	34,563	23,701

	Mutual of America Investment Corporation 2025 Retirement Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.674	$1.478	$1.362	$1.380	$1.293	$1.081	$0.969	$0.972	$0.851	$0.686

Unit value, end of year	$1.571	$1.674	$1.478	$1.362	$1.380	$1.293	$1.081	$0.969	$0.972	$0.851

Units Outstanding (000’s), end of year	20,832	18,776	57,910	78,228	67,887	63,819	53,778	41,690	32,390	20,565

	Mutual of America Investment Corporation 2030 Retirement Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.752	$1.527	$1.396	$1.416	$1.321	$1.081	$0.962	$0.972	$0.842	$0.672

Unit value, end of year	$1.623	$1.752	$1.527	$1.396	$1.416	$1.321	$1.081	$0.962	$0.972	$0.842

Units Outstanding (000’s), end of year	17,692	17,406	46,573	57,899	50,653	47,430	41,160	33,092	24,247	16,971

	Mutual of America Investment Corporation 2035 Retirement Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.770	$1.528	$1.388	$1.410	$1.318	$1.059	$0.937	$0.954	$0.819	$0.651

Unit value, end of year	$1.625	$1.770	$1.528	$1.388	$1.410	$1.318	$1.059	$0.937	$0.954	$0.819

Units Outstanding (000’s), end of year	15,167	15,463	41,698	47,810	41,438	38,511	33,044	25,363	20,271	12,881

	Mutual of America Investment Corporation 2040 Retirement Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.770	$1.524	$1.382	$1.407	$1.322	$1.052	$0.929	$0.952	$0.812	$0.641

Unit value, end of year	$1.614	$1.770	$1.524	$1.382	$1.407	$1.322	$1.052	$0.929	$0.952	$0.812

Units Outstanding (000’s), end of year	12,772	11,921	34,955	38,613	35,020	35,092	30,913	24,331	18,624	11,295

	Mutual of America Investment Corporation 2045 Retirement Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.757	$1.510	$1.368	$1.395	$1.315	$1.042	$0.921	$0.946	$0.806	$0.638

Unit value, end of year	$1.596	$1.757	$1.510	$1.368	$1.395	$1.315	$1.042	$0.921	$0.946	$0.806

Units Outstanding (000’s), end of year	13,857	12,860	42,672	46,205	42,514	41,653	37,864	28,787	21,213	12,807

	Mutual of America Investment Corporation 2050 Retirement Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of period/year	$1.720	$1.475	$1.335	$1.361	$1.286	$1.015	$1.000

Unit value, end of period/year	$1.554	$1.720	$1.475	$1.335	$1.361	$1.286	$1.015

Units Outstanding (000’s), end of period/year	10,142	8,649	19,943	15,046	9,097	4,702	493

	Mutual of America Investment Corporation 2055 Retirement Fund (Tier 5 Reduced Fee)
	2018	2017	2016(2)
Unit value, beginning of period/year	$1.210	$1.037	$1.000

Unit value, end of period/year	$1.092	$1.210	$1.037

Units Outstanding (000’s), end of period/year	3,554	1,339	451

	Mutual of America Investment Corporation 2060 Retirement Fund (Tier 5 Reduced Fee)
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$8.903

Units Outstanding (000’s), end of period	21

	Mutual of America Investment Corporation Conservative Allocation Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.905	$1.768	$1.677	$1.690	$1.604	$1.512	$1.425	$1.363	$1.259	$1.096

Unit value, end of year	$1.848	$1.905	$1.768	$1.677	$1.690	$1.604	$1.512	$1.425	$1.363	$1.259

Thousands of accumulation units outstanding, end of year	3,409	4,252	15,175	25,936	25,746	23,231	23,645	19,459	17,239	13,280

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.
(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation Moderate Allocation Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.474	$2.199	$2.040	$2.062	$1.937	$1.695	$1.547	$1.503	$1.342	$1.117

Unit value, end of year	$2.342	$2.474	$2.199	$2.040	$2.062	$1.937	$1.695	$1.547	$1.503	$1.342

Thousands of accumulation units outstanding, end of year	8,530	9,778	34,284	54,387	55,236	57,199	56,603	51,632	51,013	45,667

	Mutual of America Investment Corporation Aggressive Allocation Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.963	$2.568	$2.344	$2.382	$2.239	$1.824	$1.628	$1.611	$1.391	$1.117

Unit value, end of year	$2.725	$2.963	$2.568	$2.344	$2.382	$2.239	$1.824	$1.628	$1.611	$1.391

Thousands of accumulation units outstanding, end of year	5,339	5,778	25,450	36,104	37,261	39,964	42,816	42,489	41,698	41,229

	Fidelity VIP Equity-Income Portfolio (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$79.613	$71.207	$61.004	$64.219	$59.726	$47.118	$40.611	$40.663	$35.642	$27.593

Unit value, end of year	$72.393	$79.613	$71.207	$61.004	$64.219	$59.726	$47.118	$40.611	$40.663	$35.642

Thousands of accumulation units outstanding, end of year	151	195	1,301	2,026	2,291	2,482	2,646	2,871	3,148	3,325

	Fidelity VIP Asset Manager Portfolio (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$50.168	$44.395	$43.541	$43.964	$42.002	$36.698	$32.987	$34.227	$30.233	$23.604

Unit value, end of year	$47.082	$50.168	$44.395	$43.541	$43.964	$42.002	$36.698	$32.987	$34.227	$30.233

Thousands of accumulation units outstanding, end of year	134	177	898	1,525	1,634	1,740	1,961	2,042	2,202	2,303

	Fidelity VIP Contrafund® Portfolio (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$93.106	$77.138	$72.231	$72.513	$65.493	$50.432	$43.801	$45.431	$39.119	$29.057

Unit value, end of year	$86.432	$93.106	$77.138	$72.231	$72.513	$65.493	$50.432	$43.801	$45.431	$39.119

Thousands of accumulation units outstanding, end of year	314	382	2,751	5,014	5,386	5,767	6,355	6,811	7,505	7,863

	Fidelity VIP Mid Cap Portfolio (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$88.057	$73.600	$66.301	$67.973	$64.662	$47.986	$42.252	$47.789	$37.438	$26.940

Unit value, end of year	$74.618	$88.057	$73.600	$66.301	$67.973	$64.662	$47.986	$42.252	$47.789	$37.438

Thousands of accumulation units outstanding, end of year	118	139	683	1,217	1,328	1,504	1,585	1,763	2,121	1,821

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$29.530	$26.378	$23.651	$24.519	$22.596	$17.672	$15.353	$14.952	$13.817	$10.985

Unit value, end of year	$29.583	$29.530	$26.378	$23.651	$24.519	$22.596	$17.672	$15.353	$14.952	$13.817

Thousands of accumulation units outstanding, end of year	283	378	1,776	3,415	3,838	3,578	3,570	3,279	3,101	2,945

	Vanguard Variable Insurance Fund International Portfolio (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$35.749	$25.326	$25.152	$25.659	$27.645	$22.676	$19.103	$22.360	$19.522	$13.796

Unit value, end of year	$30.943	$35.749	$25.326	$25.152	$25.659	$27.645	$22.676	$19.103	$22.360	$19.522

Thousands of accumulation units outstanding, end of year	510	576	2,890	4,878	5,122	5,664	4,237	4,409	4,520	4,567

	Vanguard Variable Insurance Fund Real Estate Index Portfolio (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$17.014	$16.414	$15.330	$15.178	$11.807	$12.330

Unit value, end of period/year	$15.951	$17.014	$16.414	$15.330	$15.178	$11.807

Thousands of accumulation units outstanding, end of period/year	182	169	899	1,384	1,756	150

	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Tier 5 Reduced Fee)
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$10.110

Thousands of accumulation units outstanding, end of period	68

	American Century VP Capital Appreciation Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$48.200	$39.875	$38.992	$38.617	$36.051	$27.797	$24.192	$26.122	$20.051	$14.723

Unit value, end of year	$45.393	$48.200	$39.875	$38.992	$38.617	$36.051	$27.797	$24.192	$26.122	$20.051

Thousands of accumulation units outstanding, end of year	253	333	2,235	4,209	4,094	4,833	5,350	5,501	5,890	5,766

	American Funds Insurance Series New World Fund® (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$29.605	$23.067	$22.109	$23.058	$25.268	$23.490

Unit value, end of period/year	$25.032	$29.605	$23.067	$22.109	$23.058	$25.268

Thousands of accumulation units outstanding, end of period/year	23	20	79	110	79	34

	Calvert VP SRI Balanced Portfolio (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$5.765	$5.203	$4.882	$5.052	$4.665	$4.001	$3.665	$3.547	$3.197	$2.575

Unit value, end of year	$5.557	$5.765	$5.203	$4.882	$5.052	$4.665	$4.001	$3.665	$3.547	$3.197

Thousands of accumulation units outstanding, end of year	1,390	1,517	8,765	12,937	13,495	14,532	15,622	15,892	16,772	16,832

	DWS Capital Growth VIP (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$89.993	$72.023	$69.924	$65.153	$58.373	$43.874	$38.264	$40.537	$35.093	$27.911

Unit value, end of year	$87.716	$89.993	$72.023	$69.924	$65.153	$58.373	$43.874	$38.264	$40.537	$35.093

Thousands of accumulation units outstanding, end of year	151	166	1,495	2,472	2,411	2,590	2,959	3,166	3,631	3,818

	MFS VIT III Mid Cap Value Portfolio (Tier 5 Reduced Fee)
	2018(4)
Unit value, beginning of period	$10.000

Unit value, end of period	$8.794

Thousands of accumulation units outstanding, end of period	1

	Oppenheimer Main Street Fund®/VA (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$48.230	$41.699	$37.810	$37.034	$33.863	$26.006	$22.522	$22.796	$19.837	$15.603

Unit value, end of year	$44.004	$48.230	$41.699	$37.810	$37.034	$33.863	$26.006	$22.522	$22.796	$19.837

Thousands of accumulation units outstanding, end of year	66	71	346	525	566	501	526	435	460	444

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

		PIMCO Variable Insurance Trust Real Return Portfolio (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$13.510	$13.134	$12.640	$13.131	$12.879	$13.220

Unit value, end of period/year	$13.112	$13.510	$13.134	$12.640	$13.131	$12.879

Thousands of accumulation units outstanding, end of period/year	104	85	266	508	577	196

		T. Rowe Price Blue Chip Growth Portfolio (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$30.153	$22.351	$22.412	$20.398	$18.892	$16.420

Unit value, end of period/year	$30.518	$30.153	$22.351	$22.412	$20.398	$18.892

Thousands of accumulation units outstanding, end of period/year	428	317	746	2,120	649	191

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

The dates the Subaccounts commenced operation or became available as sub-accounts are as follows:

Mutual of America Investment Corporation Money Market, All America, Bond and Composite Funds — January 1, 1985; DWS Capital Growth VIP, and American Century VP Capital Appreciation Fund — January 3, 1989; Calvert VP SRI Balanced Portfolio (Formerly named Calvert Variable Series, Inc., Social Balanced Portfolio) — May 13, 1991; Mutual of America Investment Corporation Equity Index and Mid-Term Bond Funds — February 5, 1993; Fidelity VIP Equity-Income, Fidelity VIP Contrafund® and Asset Manager Portfolios — May 1, 1995; Mutual of America Investment Corporation Mid-Cap Equity Index Fund — May 3, 1999; Mutual of America Investment Corporation Conservative, Moderate and Aggressive Allocation Funds — May 20, 2003; Mutual of America Investment Corporation Small Cap Value, Small Cap Growth and Mid Cap Value Funds — July 1, 2005; Mutual of America Investment Corporation International Fund, Retirement Income Fund and 2010, 2015, 2020, 2025, 2030, 2035, 2040, and 2045 Retirement Funds — November 5, 2007; Oppenheimer Main Street Fund®/VA, the Fidelity VIP Mid Cap Portfolio, the Vanguard Variable Insurance Fund Diversified Value and International Portfolios — July 1, 2005; Mutual of America Investment Corporation 2050 Retirement Fund — October 1, 2012; American Funds Insurance Series New World Fund, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Vanguard Variable Insurance Fund Real Estate Index Portfolio — August 5, 2013 for investments by Separate Account Participants; Mutual of America Investment Corporation 2055 Retirement Fund — October 1, 2016; and Mutual of America Investment Corporation Small Cap Equity Index Fund, Mutual of America Investment Corporation 2060 Retirement Fund, Vanguard Variable Insurance Fund Total Bond Market Index Portfolio, and MFS VIT III Mid Cap Value Portfolio — July 2, 2018; and Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT US Equity Insights Fund, Delaware VIP® Small Cap Value Series, Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, and Victory RS Small Cap Growth Equity VIP Series will become available on or after July 1, 2019 for investments by Separate Account Participants.

YIELD AND PERFORMANCE INFORMATION

Money Market Fund

Regulations adopted by the SEC require us to disclose the current annualized yield of the Money Market Fund of the Separate Account for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Mutual of America Investment Corporation Money Market Fund or on its portfolio securities. This is called yield. The SEC also permits us to disclose the effective yield of the Money Market Fund of the Separate Account for the same seven-day period, determined on a compounded basis. This is called the effective yield.

Yield and effective yield reflect our deductions from the Subaccount for administrative and distribution expenses or services and the mortality and expense risk charge accrued during the period. Because of these deductions, the yield for the Money Market Fund of the Separate Account will be lower than the yield for the Mutual of America Investment Corporation Money Market Fund.

From time to time, we will include quotations of the yield or performance of the Separate Account’s Money Market Fund in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

A.

Yield is the net annualized yield based on a specified seven calendar-days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one accumulation unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

B.

Effective yield is the net annualized yield for a specified seven calendar days, assuming a reinvestment of the income (compounding). Effective yield is calculated by the same method as yield, except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

Effective Yield = [Base Period Return + 1)365/7] – 1.

The Traditional IRA, Roth IRA, Inherited IRA and FPA standard current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was 1.30%. All other contracts standard current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was 0.85%. The Tier 1 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was 1.97%. The Tier 2 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was 1.87%. The Tier 3 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was 1.75%. The Tier 4 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was 1.60%. The Tier 5 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was 1.25%. The VEC and Inactive Plan current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was 0.55%.

Yield and effective yield are based on historical earnings and show the performance of a hypothetical investment. The yield on amounts held in the Money Market Fund of the Separate Account normally will fluctuate on a daily basis, and therefore the yield for any past period is not an indication or representation of future yield. The Money Market Fund’s actual yield and effective yield are affected by changes in interest rates on money market securities, average portfolio maturity of the Mutual of America Investment Corporation Money Market Fund, the types and quality of portfolio securities held by the Mutual of America Investment Corporation Money Market Fund, and its operating expenses.

When communicating total return to current or prospective Participants, we also may compare the Money Market Fund’s figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Subaccounts Other Than Money Market

From time to time, we may include quotations of a Subaccount’s total return in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

Average Annual Total Return is the average annual compounded rate of return for the periods of one year, five years and ten years, if applicable, all ended on the date of a recent calendar quarter. In addition, the total return for the life of the Subaccount is given. Total return quotations reflect changes in the price of a Subaccount’s units and assume that all dividends and capital gains distributions during the respective periods were reinvested in Subaccount units. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (total return is then expressed as a percentage):

T = (ERV/P)1/n – 1.

Where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

See “Performance Information for the Separate Accounts” in the Prospectus.

Average Annual Total Returns (Traditional IRA, Roth IRA, Inherited IRA and

FPA Standard Separate Account Annual Expenses) (a)

For the Periods Ended December 31, 2018

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	(5.42)%	7.17%	11.67%	7.63%	02/05/93
Mutual of America Investment Corporation All America	(9.10)%	5.16%	10.56%	8.68%	01/01/85
Mutual of America Investment Corporation Small Cap Value	(15.35)%	1.35%	9.30%	5.54%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	(13.32)%	2.75%	10.38%	5.91%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index	N/A	N/A	N/A	(16.95)%	07/02/18
Mutual of America Investment Corporation Mid Cap Value	(14.85)%	3.65%	8.86%	4.90%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	(12.06)%	4.72%	12.20%	7.59%	05/03/99
Mutual of America Investment Corporation Composite	(4.08)%	4.30%	7.45%	7.05%	01/01/85
Mutual of America Investment Corporation International	(14.14)%	(0.59)%	4.53%	(0.97)%	11/05/07
Mutual of America Investment Corporation Money Market	0.79%	(0.62)%	(0.93)%	2.55%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	(0.34)%	0.95%	2.57%	3.45%	02/05/93

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Bond	(0.74)%	1.90%	3.71%	5.44%	01/01/85
Mutual of America Investment Corporation Retirement Income	(2.10)%	2.70%	5.14%	3.57%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	(2.81)%	3.07%	6.38%	3.74%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	(3.89)%	3.31%	6.99%	3.81%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	(4.90)%	3.62%	7.79%	4.02%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	(6.07)%	4.03%	8.67%	4.29%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	(7.33)%	4.26%	9.25%	4.55%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	(8.19)%	4.33%	9.61%	4.47%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	(8.77)%	4.13%	9.70%	4.51%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	(9.11)%	4.02%	9.64%	4.42%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	(9.56)%	3.93%	N/A	7.36%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	(9.70)%	N/A	N/A	4.14%	10/01/16
Mutual of America Investment Corporation 2060 Retirement	N/A	N/A	N/A	(10.95)%	07/02/18
Mutual of America Investment Corporation Conservative Allocation	(2.93)%	2.93%	5.39%	4.03%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	(5.27)%	3.93%	7.71%	5.62%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	(7.97)%	4.07%	9.36%	6.64%	05/20/03
Fidelity VIP Equity-Income	(9.03)%	3.98%	10.15%	6.51%	05/01/95
Fidelity VIP Asset Manager	(6.11)%	2.37%	7.18%	5.25%	05/01/95
Fidelity VIP Contrafund®	(7.12)%	5.76%	11.54%	8.93%	05/01/95
Fidelity Mid Cap	(15.22)%	2.96%	10.75%	6.85%	07/01/05
Vanguard VIF Diversified Value	(9.94)%	3.36%	9.27%	4.89%	07/01/05
Vanguard VIF International	(13.40)%	2.34%	8.44%	5.64%	07/01/05
Vanguard VIF Real Estate Index	(6.21)%	6.26%	N/A	4.93%	08/05/13
Vanguard VIF Total Bond Market Index	N/A	N/A	N/A	1.12%	07/02/18
American Century VP Capital Appreciation	(5.78)%	4.77%	11.94%	7.58%	01/03/89
American Funds Insurance Series New World	(14.61)%	0.06%	N/A	1.41%	08/05/13
Calvert VP SRI Balanced	(3.55)%	3.62%	8.02%	5.35%	05/13/91
DWS Capital Growth VIP	(2.48)%	8.54%	12.16%	8.10%	01/03/89
MFS VIT III Mid Cap Value Portfolio	N/A	N/A	N/A	(12.04)%	07/02/18
Oppenheimer Main Street Fund®/VA	(8.72)%	5.44%	10.95%	5.85%	07/01/05
PIMCO VIT Real Return	(2.90)%	0.42%	N/A	(0.10)%	08/05/13
T. Rowe Price Blue Chip Growth	1.26%	10.13%	N/A	12.20%	08/05/13

(a)

Returns reflect the deduction of Separate Account Annual Expenses of 0.90%, excluding the $2 monthly charge. Returns between August 1, 2010 and September 30, 2016 reflect the deduction of Separate Account Annual Expenses of 1.20%. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.90%.

Average Annual Total Returns

(All Other Contracts Standard Separate Account Annual Expenses) (b)

For the Periods Ended December 31, 2018

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	(5.85)%	6.98%	11.57%	7.59%	02/05/93
Mutual of America Investment Corporation All America	(9.50)%	4.97%	10.46%	8.65%	01/01/85
Mutual of America Investment Corporation Small Cap Value	(15.73)%	1.17%	9.20%	5.47%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	(13.71)%	2.57%	10.28%	5.84%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index	N/A	N/A	N/A	(17.14)%	07/02/18
Mutual of America Investment Corporation Mid Cap Value	(15.24)%	3.46%	8.77%	4.83%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	(12.46)%	4.53%	12.10%	7.54%	05/03/99
Mutual of America Investment Corporation Composite	(4.51)%	4.11%	7.35%	6.84%	01/01/85
Mutual of America Investment Corporation International	(14.52)%	(0.77)%	4.44%	(1.05)%	11/05/07
Mutual of America Investment Corporation Money Market	0.34%	(0.79)%	(1.02)%	2.36%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	(0.78)%	0.77%	2.48%	3.41%	02/05/93
Mutual of America Investment Corporation Bond	(1.19)%	1.72%	3.61%	5.41%	01/01/85
Mutual of America Investment Corporation Retirement Income	(2.53)%	2.51%	5.05%	3.48%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	(3.25)%	2.88%	6.28%	3.65%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	(4.32)%	3.13%	6.89%	3.73%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	(5.33)%	3.43%	7.69%	3.93%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	(6.49)%	3.84%	8.57%	4.20%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	(7.75)%	4.07%	9.15%	4.46%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	(8.61)%	4.15%	9.51%	4.39%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	(9.17)%	3.94%	9.60%	4.42%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	(9.52)%	3.83%	9.54%	4.34%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	(9.96)%	3.74%	N/A	7.20%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	(10.10)%	N/A	N/A	3.73%	10/01/16
Mutual of America Investment Corporation 2060 Retirement	N/A	N/A	N/A	(11.15)%	07/02/18

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Conservative Allocation	(3.36)%	2.75%	5.30%	3.97%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	(5.70)%	3.74%	7.62%	5.56%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	(8.38)%	3.88%	9.26%	6.58%	05/20/03
Fidelity VIP Equity-Income	(9.43)%	3.79%	10.05%	6.47%	05/01/95
Fidelity VIP Asset Manager	(6.53)%	2.19%	7.08%	5.21%	05/01/95
Fidelity VIP Contrafund®	(7.54)%	5.57%	11.44%	8.89%	05/01/95
Fidelity Mid Cap	(15.60)%	2.78%	10.65%	6.78%	07/01/05
Vanguard VIF Diversified Value	(10.34)%	3.18%	9.17%	4.82%	07/01/05
Vanguard VIF International	(13.79)%	2.16%	8.34%	5.57%	07/01/05
Vanguard VIF Real Estate Index	(6.63)%	6.07%	N/A	4.76%	08/05/13
Vanguard VIF Total Bond Market Index	N/A	N/A	N/A	0.89%	07/02/18
American Century VP Capital Appreciation	(6.20)%	4.59%	11.84%	7.55%	01/03/89
American Funds Insurance Series New World	(14.99)%	(0.12)%	N/A	1.24%	08/05/13
Calvert VP SRI Balanced	(3.98)%	3.43%	7.93%	5.32%	05/13/91
DWS Capital Growth VIP	(2.92)%	8.35%	12.06%	8.07%	01/03/89
MFS VIT III Mid Cap Value	N/A	N/A	N/A	(12.24)%	07/02/18
Oppenheimer Main Street Fund®/VA	(9.13)%	5.25%	10.85%	5.78%	07/01/05
PIMCO VIT Real Return	(3.34)%	0.24%	N/A	(0.26)%	08/05/13
T. Rowe Price Blue Chip Growth	0.80%	9.93%	N/A	12.01%	08/05/13

(b)

Returns reflect the deduction of Separate Account Annual Expenses of 1.35%, excluding the $2 monthly charge. Returns between August 1, 2010 and June 30, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.90%

Average Annual Total Returns (Tier 1 Reduced Separate Account Annual Expenses (c)

For the Periods Ended December 31, 2018

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	(4.80)%	7.92%	12.40%	7.95%	02/05/93
Mutual of America Investment Corporation All America	(8.50)%	5.90%	11.28%	8.93%	01/01/85
Mutual of America Investment Corporation Small Cap Value	(14.79)%	2.06%	10.01%	6.16%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	(12.75)%	3.47%	11.10%	6.53%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index	N/A	N/A	N/A	(16.68)%	07/02/18
Mutual of America Investment Corporation Mid Cap Value	(14.30)%	4.37%	9.57%	5.52%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	(11.49)%	5.45%	12.93%	8.03%	05/03/99
Mutual of America Investment Corporation Composite	(3.45)%	5.03%	8.15%	7.29%	01/01/85
Mutual of America Investment Corporation International	(13.58)%	0.11%	5.21%	(0.35)%	11/05/07

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Money Market	1.45%	0.08%	(0.28)%	2.79%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	0.32%	1.66%	3.24%	3.77%	02/05/93
Mutual of America Investment Corporation Bond	(0.09)%	2.61%	4.38%	5.68%	01/01/85
Mutual of America Investment Corporation Retirement Income	(1.45)%	3.42%	5.83%	4.21%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	(2.18)%	3.79%	7.07%	4.39%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	(3.25)%	4.04%	7.69%	4.46%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	(4.28)%	4.34%	8.49%	4.67%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	(5.46)%	4.76%	9.38%	4.94%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	(6.73)%	4.99%	9.96%	5.20%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	(7.59)%	5.06%	10.32%	5.12%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	(8.17)%	4.86%	10.42%	5.16%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	(8.52)%	4.74%	10.35%	5.07%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	(8.96)%	4.65%	N/A	8.12%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	(9.11)%	N/A	N/A	4.78%	10/01/16
Mutual of America Investment Corporation 2060 Retirement	N/A	N/A	N/A	(10.66)%	07/02/18
Mutual of America Investment Corporation Conservative Allocation	(2.29)%	3.66%	6.08%	4.55%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	(4.65)%	4.66%	8.42%	6.15%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	(7.37)%	4.80%	10.07%	7.18%	05/20/03
Fidelity VIP Equity-Income	(8.43)%	4.71%	10.87%	6.87%	05/01/95
Fidelity VIP Asset Manager	(5.49)%	3.08%	7.87%	5.61%	05/01/95
Fidelity VIP Contrafund	(6.52)%	6.50%	12.27%	9.29%	05/01/95
Fidelity VIP Mid Cap	(14.67)%	3.69%	11.47%	7.47%	07/01/05
Vanguard VIF Diversified Value	(9.35)%	4.09%	9.98%	5.51%	07/01/05
Vanguard VIF International	(12.84)%	3.06%	9.15%	6.26%	07/01/05
Vanguard VIF Real Estate Index	(5.59)%	7.00%	N/A	5.66%	08/05/13
Vanguard VIF Total Bond Market Index	N/A	N/A	N/A	1.46%	07/02/18
American Century VP Capital Appreciation	(5.16)%	5.51%	12.67%	7.86%	01/03/89
American Funds Insurance Series New World	(14.05)%	0.76%	N/A	2.12%	08/05/13
Calvert VP SRI Balanced	(2.92)%	4.35%	8.73%	5.65%	05/13/91
DWS Capital Growth VIP	(1.85)%	9.30%	12.89%	8.39%	01/03/89
MFS VIT III Mid Cap Value	N/A	N/A	N/A	(11.75)%	07/02/18

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Oppenheimer Main Street Fund®/VA	(8.12)%	6.18%	11.67%	6.47%	07/01/05
PIMCO VIT Real Return	(2.27)%	1.12%	N/A	0.59%	08/05/13
T. Rowe Price Blue Chip Growth	1.92%	10.90%	N/A	12.98%	08/05/13

(c)

Returns reflect the deduction of Separate Account Annual Expenses of 0.25%, excluding the $2 monthly charge. Returns between July 1, 2015 and June 30, 2017 reflect the deduction of Separate Account Annual Expenses of 0.35%. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.

Average Annual Total Returns (Tier 2 Reduced Separate Account Annual Expenses) (d)

For the Periods Ended December 31, 2018

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	(4.90)%	7.89%	12.38%	7.95%	02/05/93
Mutual of America Investment Corporation All America	(8.59)%	5.87%	11.26%	8.93%	01/01/85
Mutual of America Investment Corporation Small Cap Value	(14.88)%	2.03%	9.99%	6.15%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	(12.84)%	3.44%	11.08%	6.52%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index	N/A	N/A	N/A	(16.72)%	07/02/18
Mutual of America Investment Corporation Mid Cap Value	(14.38)%	4.34%	9.56%	5.50%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	(11.58)%	5.42%	12.91%	8.02%	05/03/99
Mutual of America Investment Corporation Composite	(3.55)%	5.00%	8.13%	7.29%	01/01/85
Mutual of America Investment Corporation International	(13.67)%	0.08%	5.20%	(0.36)%	11/05/07
Mutual of America Investment Corporation Money Market	1.34%	0.05%	(0.30)%	2.78%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	0.21%	1.63%	3.22%	3.76%	02/05/93
Mutual of America Investment Corporation Bond	(0.19)%	2.58%	4.37%	5.68%	01/01/85
Mutual of America Investment Corporation Retirement Income	(1.55)%	3.39%	5.81%	4.20%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	(2.28)%	3.76%	7.05%	4.37%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	(3.35)%	4.01%	7.67%	4.45%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	(4.38)%	4.31%	8.48%	4.65%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	(5.55)%	4.72%	9.36%	4.92%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	(6.82)%	4.96%	9.95%	5.19%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	(7.69)%	5.03%	10.30%	5.11%	11/05/07

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation 2040 Retirement	(8.26)%	4.83%	10.40%	5.15%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	(8.61)%	4.71%	10.34%	5.06%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	(9.06)%	4.62%	N/A	8.10%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	(9.20)%	N/A	N/A	4.71%	10/01/16
Mutual of America Investment Corporation 2060 Retirement	N/A	N/A	N/A	(10.70)%	07/02/18
Mutual of America Investment Corporation Conservative Allocation	(2.39)%	3.62%	6.06%	4.54%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	(4.75)%	4.62%	8.40%	6.14%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	(7.46)%	4.77%	10.05%	7.17%	05/20/03
Fidelity VIP Equity-Income	(8.52)%	4.68%	10.85%	6.86%	05/01/95
Fidelity VIP Asset Manager	(5.59)%	3.05%	7.86%	5.60%	05/01/95
Fidelity VIP Contrafund	(6.61)%	6.47%	12.25%	9.29%	05/01/95
Fidelity VIP Mid Cap	(14.75)%	3.65%	11.46%	7.46%	07/01/05
Vanguard VIF Diversified Value	(9.44)%	4.05%	9.96%	5.50%	07/01/05
Vanguard VIF International	(12.92)%	3.02%	9.13%	6.25%	07/01/05
Vanguard VIF Real Estate Index	(5.69)%	6.97%	N/A	5.63%	08/05/13
Vanguard VIF Total Bond Market Index	N/A	N/A	N/A	1.40%	07/02/18
American Century VP Capital Appreciation	(5.26)%	5.48%	12.66%	7.86%	01/03/89
American Funds Insurance Series New World	(14.14)%	0.73%	N/A	2.09%	08/05/13
Calvert VP SRI Balanced	(3.02)%	4.31%	8.71%	5.65%	05/13/91
DWS Capital Growth VIP	(1.95)%	9.27%	12.87%	8.38%	01/03/89
MFS VIT III Mid Cap Value	N/A	N/A	N/A	(11.79)%	07/02/18
Oppenheimer Main Street Fund®/VA	(8.21)%	6.14%	11.66%	6.46%	07/01/05
PIMCO VIT Real Return	(2.37)%	1.09%	N/A	0.57%	08/05/13
T. Rowe Price Blue Chip Growth	1.82%	10.86%	N/A	12.94%	08/05/13

(d)

Returns reflect the deduction of Separate Account Annual Expenses of 0.35%, excluding the $2 monthly charge. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.

Average Annual Total Returns (Tier 3 Reduced Separate Account Annual Expenses (e)

For the Periods Ended December 31, 2018

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	(4.99)%	7.82%	12.35%	7.94%	02/05/93
Mutual of America Investment Corporation All America	(8.68)%	5.80%	11.23%	8.92%	01/01/85
Mutual of America Investment Corporation Small Cap Value	(14.96)%	1.97%	9.96%	6.12%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	(12.92)%	3.37%	11.04%	6.49%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index	N/A	N/A	N/A	(16.76)%	07/02/18

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Mid Cap Value	(14.46)%	4.28%	9.52%	5.48%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	(11.66)%	5.35%	12.88%	8.00%	05/03/99
Mutual of America Investment Corporation Composite	(3.64)%	4.93%	8.10%	7.28%	01/01/85
Mutual of America Investment Corporation International	(13.74)%	0.01%	5.16%	(0.39)%	11/05/07
Mutual of America Investment Corporation Money Market	1.25%	(0.01)%	(0.33)%	2.77%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	0.12%	1.56%	3.19%	3.75%	02/05/93
Mutual of America Investment Corporation Bond	(0.28)%	2.52%	4.34%	5.67%	01/01/85
Mutual of America Investment Corporation Retirement Income	(1.64)%	3.32%	5.78%	4.17%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	(2.37)%	3.70%	7.02%	4.34%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	(3.44)%	3.94%	7.64%	4.42%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	(4.46)%	4.25%	8.44%	4.62%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	(5.64)%	4.66%	9.33%	4.90%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	(6.91)%	4.89%	9.91%	5.16%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	(7.77)%	4.97%	10.27%	5.08%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	(8.35)%	4.76%	10.37%	5.12%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	(8.69)%	4.65%	10.30%	5.03%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	(9.14)%	4.56%	N/A	8.04%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	(9.28)%	N/A	N/A	4.62%	10/01/16
Mutual of America Investment Corporation 2060 Retirement	N/A	N/A	N/A	(10.74)%	07/02/18
Mutual of America Investment Corporation Conservative Allocation	(2.48)%	3.56%	6.03%	4.52%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	(4.84)%	4.56%	8.37%	6.12%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	(7.55)%	4.70%	10.02%	7.15%	05/20/03
Fidelity VIP Equity-Income	(8.61)%	4.61%	10.82%	6.84%	05/01/95
Fidelity VIP Asset Manager	(5.68)%	2.99%	7.82%	5.59%	05/01/95
Fidelity VIP Contrafund	(6.70)%	6.41%	12.22%	9.27%	05/01/95
Fidelity VIP Mid Cap	(14.83)%	3.59%	11.42%	7.44%	07/01/05
Vanguard VIF Diversified Value	(9.52)%	3.99%	9.93%	5.47%	07/01/05
Vanguard VIF International	(13.01)%	2.96%	9.10%	6.23%	07/01/05
Vanguard VIF Real Estate Index	(5.78)%	6.90%	N/A	5.57%	08/05/13

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Vanguard VIF Total Bond Market Index	N/A	N/A	N/A	1.35%	07/02/18
American Century VP Capital Appreciation	(5.35)%	5.41%	12.62%	7.85%	01/03/89
American Funds Insurance Series New World	(14.22)%	0.66%	N/A	2.03%	08/05/13
Calvert VP SRI Balanced	(3.10)%	4.25%	8.68%	5.64%	05/13/91
DWS Capital Growth VIP	(2.04)%	9.20%	12.84%	8.37%	01/03/89
MFS VIT III Mid Cap Value Portfolio	N/A	N/A	N/A	(11.84)%	07/02/18
Oppenheimer Main Street Fund®/VA	(8.30)%	6.08%	11.62%	6.44%	07/01/05
PIMCO VIT Real Return	(2.45)%	1.02%	N/A	0.51%	08/05/13
T. Rowe Price Blue Chip Growth	1.72%	10.79%	N/A	12.88%	08/05/13

(e)

Returns reflect the deduction of Separate Account Annual Expenses of 0.45%, excluding the $2 monthly charge. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.

Average Annual Total Returns (Tier 4 Reduced Separate Account Annual Expenses) (f)

For the Periods Ended December 31, 2018

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	(5.13)%	7.67%	12.24%	7.89%	02/05/93
Mutual of America Investment Corporation All America	(8.82)%	5.66%	11.12%	8.89%	01/01/85
Mutual of America Investment Corporation Small Cap Value	(15.09)%	1.83%	9.85%	6.04%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	(13.05)%	3.23%	10.93%	6.41%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index	N/A	N/A	N/A	(16.83)%	07/02/18
Mutual of America Investment Corporation Mid Cap Value	(14.59)%	4.14%	9.41%	5.40%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	(11.79)%	5.21%	12.76%	7.95%	05/03/99
Mutual of America Investment Corporation Composite	(3.78)%	4.80%	8.00%	7.25%	01/01/85
Mutual of America Investment Corporation International	(13.88)%	(0.12)%	5.06%	(0.48)%	11/05/07
Mutual of America Investment Corporation Money Market	1.10%	(0.14)%	(0.43)%	2.74%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	(0.03)%	1.43%	3.09%	3.71%	02/05/93
Mutual of America Investment Corporation Bond	(0.43)%	2.39%	4.24%	5.64%	01/01/85
Mutual of America Investment Corporation Retirement Income	(1.79)%	3.19%	5.68%	4.08%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	(2.51)%	3.56%	6.91%	4.25%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	(3.59)%	3.81%	7.53%	4.33%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	(4.61)%	4.11%	8.33%	4.53%	11/05/07

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation 2025 Retirement	(5.78)%	4.52%	9.21%	4.80%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	(7.05)%	4.75%	9.80%	5.06%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	(7.91)%	4.83%	10.16%	4.98%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	(8.49)%	4.62%	10.25%	5.02%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	(8.83)%	4.51%	10.19%	4.93%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	(9.28)%	4.42%	N/A	7.89%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	(9.42)%	N/A	N/A	4.46%	10/01/16
Mutual of America Investment Corporation 2060 Retirement	N/A	N/A	N/A	(10.81)%	07/02/18
Mutual of America Investment Corporation Conservative Allocation	(2.63)%	3.43%	5.93%	4.46%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	(4.98)%	4.42%	8.26%	6.05%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	(7.69)%	4.56%	9.91%	7.09%	05/20/03
Fidelity VIP Equity-Income	(8.75)%	4.47%	10.71%	6.80%	05/01/95
Fidelity VIP Asset Manager	(5.82)%	2.85%	7.72%	5.54%	05/01/95
Fidelity VIP Contrafund	(6.84)%	6.26%	12.10%	9.23%	05/01/95
Fidelity VIP Mid Cap	(14.96)%	3.45%	11.31%	7.36%	07/01/05
Vanguard VIF Diversified Value	(9.66)%	3.85%	9.82%	5.39%	07/01/05
Vanguard VIF International	(13.14)%	2.82%	8.99%	6.15%	07/01/05
Vanguard VIF Real Estate Index	(5.92)%	6.76%	N/A	5.43%	08/05/13
Vanguard VIF Total Bond Market Index	N/A	N/A	N/A	1.28%	07/02/18
American Century VP Capital Appreciation	(5.49)%	5.27%	12.50%	7.81%	01/03/89
American Funds Insurance Series New World	(14.35)%	0.53%	N/A	1.90%	08/05/13
Calvert VP SRI Balanced	(3.25)%	4.11%	8.57%	5.60%	05/13/91
DWS Capital Growth VIP	(2.19)%	9.06%	12.72%	6.41%	01/03/89
MFS VIT III Mid Cap Value	N/A	N/A	N/A	(11.90)%	07/02/18
Oppenheimer Main Street Fund®/VA	(8.44)%	5.94%	11.51%	6.36%	07/01/05
PIMCO VIT Real Return	(2.60)%	0.90%	N/A	0.39%	08/05/13
T. Rowe Price Blue Chip Growth	1.57%	10.64%	N/A	12.73%	08/05/13

(f)

Returns reflect the deduction of Separate Account Annual Expenses of 0.60%, excluding the $2 monthly charge. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.50%.

Average Annual Total Returns (Tier 5 Reduced Separate Account Annual Expenses) (g)

For the Periods Ended December 31, 2018

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	(5.47)%	7.11%	11.64%	7.61%	02/05/93
Mutual of America Investment Corporation All America	(9.14)%	5.10%	10.52%	8.67%	01/01/85

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Small Cap Value	(15.39)%	1.29%	9.26%	5.51%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	(13.36)%	2.69%	10.34%	5.88%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index	N/A	N/A	N/A	(16.97)%	07/02/18
Mutual of America Investment Corporation Mid Cap Value	(14.89)%	3.59%	8.83%	4.88%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	(12.10)%	4.66%	12.17%	7.58%	05/03/99
Mutual of America Investment Corporation Composite	(4.12)%	4.24%	7.42%	6.86%	01/01/85
Mutual of America Investment Corporation International	(14.18)%	(0.65)%	4.50%	(0.99)%	11/05/07
Mutual of America Investment Corporation Money Market	0.74%	(0.67)%	(0.96)%	2.38%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	(0.38)%	0.89%	2.54%	3.44%	02/05/93
Mutual of America Investment Corporation Bond	(0.79)%	1.84%	3.68%	5.43%	01/01/85
Mutual of America Investment Corporation Retirement Income	(2.14)%	2.64%	5.11%	3.54%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	(2.86)%	3.01%	6.34%	3.71%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	(3.93)%	3.25%	6.96%	3.79%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	(4.95)%	3.56%	7.76%	3.99%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	(6.12)%	3.97%	8.63%	4.26%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	(7.38)%	4.20%	9.22%	4.52%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	(8.24)%	4.27%	9.57%	4.44%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	(8.81)%	4.07%	9.67%	4.48%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	(9.16)%	3.95%	9.61%	4.39%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	(9.60)%	3.87%	N/A	7.31%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	(9.74)%	N/A	N/A	4.00%	10/01/16
Mutual of America Investment Corporation 2060 Retirement	N/A	N/A	N/A	(10.97)%	07/02/18
Mutual of America Investment Corporation Conservative Allocation	(2.97)%	2.87%	5.36%	4.01%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	(5.32)%	3.87%	7.68%	5.60%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	(8.01)%	4.01%	9.33%	6.62%	05/20/03
Fidelity VIP Equity-Income	(9.07)%	3.92%	10.12%	6.50%	05/01/95

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Fidelity VIP Asset Manager	(6.15)%	2.31%	7.14%	5.24%	05/01/95
Fidelity VIP Contrafund	(7.17)%	5.70%	11.51%	8.92%	05/01/95
Fidelity VIP Mid Cap	(15.26)%	2.90%	10.72%	6.82%	07/01/05
Vanguard VIF Diversified Value	(9.98)%	3.30%	9.23%	4.87%	07/01/05
Vanguard VIF International	(13.44)%	2.28%	8.41%	5.62%	07/01/05
Vanguard VIF Real Estate Index	(6.25)%	6.20%	N/A	4.87%	08/05/13
Vanguard VIF Total Bond Market Index	N/A	N/A	N/A	1.10%	07/02/18
American Century VP Capital Appreciation	(5.82)%	4.71%	11.91%	7.57%	01/03/89
American Funds Insurance Series New World	(14.65)%	0.00%	N/A	1.36%	08/05/13
Calvert VP SRI Balanced	(3.59)%	3.56%	7.99%	5.34%	05/13/91
DWS Capital Growth VIP	(2.53)%	8.48%	12.13%	8.09%	01/03/89
MFS VIT III Mid Cap Value	N/A	N/A	N/A	(12.06)%	07/02/18
Oppenheimer Main Street Fund®/VA	(8.76)%	5.38%	10.92%	5.83%	07/01/05
PIMCO VIT Real Return	(2.95)%	0.36%	N/A	(0.15)%	08/05/13
T. Rowe Price Blue Chip Growth	1.21%	10.06%	N/A	12.14%	08/05/13

(g)

Returns reflect the deduction of Separate Account Annual Expenses of 0.95%, excluding the $2 monthly charge. Returns between August 1, 2010 and June 30, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.90%.

Average Annual Total Returns (VEC and Inactive Plan Separate Account Annual Expenses) (h)

For the Periods Ended December 31, 2018

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	(6.13)%	6.88%	11.52%	7.57%	02/05/93
Mutual of America Investment Corporation All America	(9.78)%	4.88%	10.41%	8.64%	01/01/85
Mutual of America Investment Corporation Small Cap Value	(15.98)%	1.08%	9.15%	5.43%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	(13.97)%	2.47%	10.23%	5.80%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index	N/A	N/A	N/A	(17.27)%	07/02/18
Mutual of America Investment Corporation Mid Cap Value	(15.49)%	3.37%	8.72%	4.80%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	(12.72)%	4.44%	12.05%	7.52%	05/03/99
Mutual of America Investment Corporation Composite	(4.80)%	4.02%	7.31%	6.82%	01/01/85
Mutual of America Investment Corporation International	(14.78)%	(0.86)%	4.39%	(1.09)%	11/05/07
Mutual of America Investment Corporation Money Market	0.04%	(0.88)%	(1.06)%	2.35%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	(1.08)%	0.68%	2.43%	3.40%	02/05/93
Mutual of America Investment Corporation Bond	(1.48)%	1.63%	3.57%	5.39%	01/01/85
Mutual of America Investment Corporation Retirement Income	(2.82)%	2.42%	5.00%	3.44%	11/05/07

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation 2010 Retirement	(3.54)%	2.79%	6.23%	3.61%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	(4.60)%	3.04%	6.85%	3.69%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	(5.61)%	3.34%	7.65%	3.89%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	(6.77)%	3.75%	8.52%	4.16%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	(8.03)%	3.98%	9.10%	4.42%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	(8.88)%	4.06%	9.46%	4.34%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	(9.45)%	3.85%	9.55%	4.38%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	(9.79)%	3.74%	9.49%	4.29%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	(10.23)%	3.65%	N/A	7.13%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	(10.37)%	N/A	N/A	3.52%	10/01/16
Mutual of America Investment Corporation 2060 Retirement	N/A	N/A	N/A	(11.29)%	07/02/18
Mutual of America Investment Corporation Conservative Allocation	(3.65)%	2.66%	5.25%	3.94%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	(5.98)%	3.65%	7.57%	5.53%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	(8.66)%	3.79%	9.21%	6.55%	05/20/03
Fidelity VIP Equity-Income	(9.71)%	3.70%	10.01%	6.45%	05/01/95
Fidelity VIP Asset Manager	(6.81)%	2.09%	7.03%	5.19%	05/01/95
Fidelity VIP Contrafund	(7.82)%	5.48%	11.39%	8.87%	05/01/95
Fidelity VIP Mid Cap	(15.86)%	2.69%	10.60%	6.74%	07/01/05
Vanguard VIF Diversified Value	(10.61)%	3.09%	9.12%	4.79%	07/01/05
Vanguard VIF International	(14.05)%	2.06%	8.29%	5.54%	07/01/05
Vanguard VIF Real Estate Index	(6.91)%	5.98%	N/A	4.67%	08/05/13
Vanguard VIF Total Bond Market Index	N/A	N/A	N/A	0.74%	07/02/18
American Century VP Capital Appreciation	(6.49)%	4.49%	11.79%	7.53%	01/03/89
American Funds Insurance Series New World	(15.25)%	(0.21)%	N/A	1.16%	08/05/13
Calvert VP SRI Balanced	(4.27)%	3.34%	7.88%	5.30%	05/13/91
DWS Capital Growth VIP	(3.21)%	8.25%	12.01%	8.05%	01/03/89
MFS VIT III Mid Cap Value	N/A	N/A	N/A	(12.37)%	07/02/18
Oppenheimer Main Street Fund®/VA	(9.40)%	5.16%	10.80%	5.75%	07/01/05
PIMCO VIT Real Return	(3.63)%	0.15%	N/A	(0.34)%	08/05/13
T. Rowe Price Blue Chip Growth	0.50%	9.83%	N/A	11.92%	08/05/13

(h)

Returns reflect the deduction of Separate Account Annual Expenses of 1.65%, excluding the $2 monthly charge. Returns between August 1, 2010 and June 30, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.90%.

The Traditional IRA, Roth IRA, Inherited IRA and FPA standard current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2018 was 1.30%. All other contracts standard current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2018 was 0.85%. The Tier 1 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2018 was 1.97%. The Tier 2 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2018 was 1.87%. The Tier 3 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2018 was 1.75%. The Tier 4 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was 1.60%. The Tier 5 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was 1.25%. The VEC and Inactive Plan current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was 0.55%.

The returns for the All America Fund (previously called the “Stock Fund”) prior to May 1, 1994 reflect the results of the Underlying Fund prior to a change in its investment objectives and policies and the addition of subadvisers on that date. The All America Fund adopted its current asset allocation model as of May 1, 2014, and returns prior to that date reflect the results of the prior asset allocation model.

The Conservative Allocation Fund, the Moderate Allocation Fund and the Aggressive Allocation Fund adopted their respective asset allocation models as of May 1, 2014, and returns prior to that date reflect the results of their respective prior asset allocation models.

The inception dates are for the Subaccounts in Separate Account No. 2.

In the above tables, we did not deduct the $2.00 monthly contract fee from each Subaccount. For any Participant, the actual treatment of the monthly contract fee and its effect on total return will depend on the Participant’s actual allocation of Account Value (unless the fee has been waived).

If you have Account Value in the General Account, the monthly contract fee would be deducted from the General Account, not any Subaccount. If you do not have Account Value allocated to the General Account, but you do have Account Value allocated to more than one Subaccount, the fee would only be deducted from one of the Subaccounts so that an illustration of total return figures of the other Subaccounts could be lower than shown above.

If you do not have any Account Value in the General Account, we will deduct the $2.00 monthly charge from your Account Value allocated to one or more of the Subaccounts, in the following order:

(a)	Mutual of America Investment Corporation Money Market Fund (except if redemption of shares has been suspended),

(b)	Mutual of America Investment Corporation Mid-Term Bond Fund,

(c)	Mutual of America Investment Corporation Bond Fund,

(d)	Mutual of America Investment Corporation Composite Fund,

(e)	Fidelity VIP Asset Manager Portfolio,

(f)	Calvert VP SRI Balanced Portfolio,

(g)	Fidelity VIP Equity-Income Portfolio,

(h)	Mutual of America Investment Corporation All America Fund,

(i)	Mutual of America Investment Corporation Equity Index Fund,

(j)	Mutual of America Investment Corporation Mid-Cap Equity Index Fund,

(k)	Fidelity VIP Contrafund® Portfolio,

(l)	DWS Capital Growth VIP,

(m)	American Century VP Capital Appreciation Fund,

(n)	Mutual of America Investment Corporation Conservative Allocation Fund,

(o)	Mutual of America Investment Corporation Moderate Allocation Fund,

(p)	Mutual of America Investment Corporation Aggressive Allocation Fund,

(q)	Mutual of America Investment Corporation Small Cap Value Fund,

(r)	Mutual of America Investment Corporation Small Cap Growth Fund,

(s)	Mutual of America Investment Corporation Mid Cap Value Fund,

(t)	Fidelity VIP Mid Cap Portfolio,

(u)	Oppenheimer Main Street Fund®/VA,

(v)	Vanguard VIF Diversified Value Portfolio,

(w)	Vanguard VIF International Portfolio,

(x)	Mutual of America Investment Corporation International Fund

(y)	Mutual of America Investment Corporation Retirement Income Fund,

(z)	Mutual of America Investment Corporation 2010 Retirement Fund,

(aa)	Mutual of America Investment Corporation 2015 Retirement Fund,

(bb)	Mutual of America Investment Corporation 2020 Retirement Fund,

(cc)	Mutual of America Investment Corporation 2025 Retirement Fund,

(dd)	Mutual of America Investment Corporation 2030 Retirement Fund,

(ee)	Mutual of America Investment Corporation 2035 Retirement Fund,

(ff)	Mutual of America Investment Corporation 2040 Retirement Fund,

(gg)	Mutual of America Investment Corporation 2045 Retirement Fund,

(hh)	Mutual of America Investment Corporation 2050 Retirement Fund,

(ii)	Mutual of America Investment Corporation 2055 Retirement Fund,

(jj)	Mutual of America Investment Corporation 2060 Retirement Fund,

(kk)	American Funds Insurance Series New World Fund®,

(ll)	PIMCO VIT Real Return Portfolio,

(mm)	T. Rowe Price Blue Chip Growth Portfolio,

(nn)	Vanguard VIF Real Estate Index Portfolio,

(oo)	Mutual of America Investment Corporation Small Cap Equity Index Fund,

(pp)	MFS VIT III Mid Cap Value Portfolio,

(qq)	Vanguard Total Bond Market Index Portfolio,

(rr)	Delaware VIP® Small Cap Value Series,

(ss)	Goldman Sachs VIT Small Cap Equity Insights Fund,

(tt)	Goldman Sachs VIT US Equity Insights Fund,

(uu)	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, and

(vv)	Victory RS Small Cap Growth Equity VIP Series.

Performance figures are based on historical earnings and are not guaranteed to reoccur. They are not necessarily indicative of the future investment performance of a particular Subaccount. Total return and yield for a Subaccount will vary based on changes in market conditions and the performance of the Underlying Fund. Unit values will fluctuate so that, when redeemed, they may be worth more or less than their original cost.

When communicating total return to current or prospective Participants, we also may compare a Subaccount’s figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

See “Performance Information for the Separate Accounts” in the Prospectus.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

We hold title to the Separate Account’s assets, including shares of the Underlying Funds. We maintain records of all purchases and redemptions of Underlying Fund shares by each of the Subaccounts.

STATE REGULATION

We are subject to regulation by the New York State Superintendent of Financial Services (“Superintendent”) as well as by the insurance departments of all the other states and jurisdictions in which we do business.

We must file with the Superintendent an annual statement on a form specified by the National Association of Insurance Commissioners. We also must file with New York and other states a separate statement covering the separate accounts that we maintain, including the Separate Account. Our books and records are subject to review and examination by the Superintendent and the Superintendent’s agents at all times. The Superintendent makes a full examination into our affairs at least every five years. Other states also may periodically conduct a full examination of our operations.

The laws of New York and of other states in which we are licensed to transact business specifically provide for regulation and supervision of the variable annuity activities of life insurance companies. Regulations require certain contract provisions and require us to obtain approval of contract forms. State regulation does not involve any supervision or control over the investment policies of the Separate Account, or the selection of investments therefor, except for verification that any such investments are permissible under applicable law. Generally, the states in which we do business apply the laws of New York in determining permissible investments for us.

PERIODIC REPORTS

Prior to your Annuity Commencement Date, we will provide you, at least quarterly, with a statement as of a specified date covering the period since the last statement. The statement will set forth, for the covered period:

(1)	Amounts added to your Account Value, which will be Deferred Compensation deposits under 457 Contracts or Contributions under Thrift, IRA, FPA and TDA Contracts made by you or on your behalf, including

•	the allocation of contributed amounts to the Separate and General Accounts;

•

the date Deferred Compensation was deducted from your salary or the Contribution was made, as well as any designation of the Contribution as a Designated Roth Contribution (if permitted by your Plan); and

•	the date the amount was credited to your account.

(3)	Interest accrued on amounts allocated for you to the General Account.

(4)	The number and dollar value of Accumulation Units credited to you in each Subaccount;

(5)	The total amounts of all withdrawals and transfers from the General Account and each Subaccount; and

(6)	Any change in your plan’s status with respect to eligibility for the Reduced Fee.

The statement we send to you also will specify your Account Value available to provide a periodic benefit, cash return or death benefit. We will transmit to Participants, at least semi-annually, reports showing the financial condition of the Separate Account and showing the schedules of investments held in each Underlying Fund.

LEGAL MATTERS

All matters of applicable state law pertaining to the Contracts, including our right to issue the Contracts and certain legal matters relating to Federal securities laws, have been passed upon by James J. Roth, Senior Executive Vice President and General Counsel of Mutual of America.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statements of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2018 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.

The consolidated statutory statements of financial condition of Mutual of America Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2018 and 2017, and the related consolidated statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2018, have been included herein in reliance upon the reports of KPMG LLP, independent auditors, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report, dated March 21, 2019, covering the December 31, 2018, 2017 and 2016 consolidated statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the consolidated statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the consolidated statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the consolidated statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.

ADDITIONAL INFORMATION

We have filed with the SEC a registration statement under the Securities Act of 1933, as amended, concerning the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the SEC. The SEC has an Internet website at http://www.sec.gov, or you may write to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.

FINANCIAL STATEMENTS

The statements of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2018 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.

The consolidated statutory statements of financial condition of Mutual of America Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2018 and 2017, and the related consolidated statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2018, have been included herein in reliance upon the reports of KPMG LLP, independent auditors, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report, dated March 21, 2019, covering the December 31, 2018, 2017 and 2016 consolidated statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the consolidated statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the consolidated statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the consolidated statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.

When you allocate Account Value to the Subaccounts, the value of the Account Value in those Subaccounts is impacted primarily by the investment results of the Underlying Fund(s).

Financial statements of the Separate Account for 2018 are included as follows:

Financial Statements of Mutual of America for 2018, 2017 and 2016 are included as follows:

You should consider our financial statements included in this Statement of Additional Information as bearing on our ability to meet our obligations under the Contracts and to support our General Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Mutual of America Life Insurance Company and Contract Owners of Mutual of America Separate Account No. 2:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Mutual of America Separate Account No. 2 (the Separate Account) as of December 31, 2018, and the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 4 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2018, the results of its operations for the year or period listed in the Appendix, the changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 4, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Mutual of America Life Insurance Company’s separate accounts since 2002.

New York, New York

April 29, 2019

APPENDIX

Statement of operations for the year ended December 31, 2018 and the statements of changes in net assets for each of the years in the two-year period then ended.

MUTUAL OF AMERICA INVESTMENT CORPORATION

Equity Index Fund

All America Fund

Small Cap Value Fund

Small Cap Growth Fund

Mid Cap Value Fund

Mid-Cap Equity Index Fund

Composite Fund

International Fund

Money Market Fund

Mid-Term Bond Fund

Bond Fund

Retirement Income Fund

2010 Retirement Fund

2015 Retirement Fund

2020 Retirement Fund

2025 Retirement Fund

2030 Retirement Fund

2035 Retirement Fund

2040 Retirement Fund

2045 Retirement Fund

2050 Retirement Fund

2055 Retirement Fund

Conservative Allocation Fund

Moderate Allocation Fund

Aggressive Allocation Fund

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS

VIP Equity-Income Portfolio

VIP Asset Manager Portfolio

VIP Contrafund Portfolio

VIP Mid Cap Portfolio

VANGUARD VARIABLE INSURANCE FUNDS

VIF Diversified Value Portfolio

VIF International Portfolio

VIF Real Estate Index Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Capital Appreciation Fund

AMERICAN FUNDS INSURANCE SERIES

New World Fund

CALVERT VARIABLE SERIES, INC.

VP SRI Balanced Portfolio

DEUTSCHE DWS VARIABLE SERIES I

Capital Growth VIP

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Main Street Fund/VA

PIMCO VARIABLE INSURANCE TRUST

VIT Real Return Portfolio

T. ROWE PRICE EQUITY SERIES, INC.

Blue Chip Growth Portfolio

Statement of operations and the statement of changes in net assets for the period from July 2, 2018 (commencement of operations) to December 31, 2018.

MUTUAL OF AMERICA INVESTMENT CORPORATION

Small Cap Equity Index Fund

2060 Retirement Fund

VANGUARD VARIABLE INSURANCE FUNDS

VIF Total Bond Market Index Portfolio

MFS VARIABLE INVESTMENT TRUST III

VIT III Mid Cap Value Portfolio

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Mutual of America Investment Corporation
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
Equity Index Fund—$454,849,699
All America Fund—$221,022,080
Small Cap Value Fund—$146,146,801
Small Cap Growth Fund—$198,299,511)

(Notes 1 and 2)	$664,418,303	$217,437,284	$152,643,140	$197,274,787
Due From (To) Mutual of America General Account	272,707	135,999	56,747	64,059

Net Assets	$664,691,010	$217,573,283	$152,699,887	$197,338,846

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$167,117,541	$53,962,294	$29,581,527	$40,424,586

Tier 1 Reduced Fee Units	$60,570,712	$22,111,405	$15,938,053	$20,652,194

Tier 2 Reduced Fee Units	$32,183,778	$6,228,025	$7,238,824	$8,633,580

Tier 3 Reduced Fee Units	$173,863,256	$44,833,412	$40,826,763	$52,039,273

Tier 4 Reduced Fee Units	$85,060,046	$23,081,282	$18,781,794	$24,625,085

Tier 5 Reduced Fee Units	$34,249,626	$8,094,047	$7,505,887	$10,375,314

Standard Units	$52,294,624	$17,521,714	$13,890,919	$17,959,683

Inactive and Voluntary Employee Contribution Units	$59,351,427	$41,741,104	$18,936,120	$22,629,131

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	24,871,169	3,013,772	14,280,307	18,617,851

Tier 1 Reduced Fee Units	8,329,500	1,141,041	7,108,456	8,787,786

Tier 2 Reduced Fee Units	4,432,654	321,889	3,233,526	3,679,356

Tier 3 Reduced Fee Units	24,020,456	2,324,384	18,294,519	22,247,829

Tier 4 Reduced Fee Units	11,869,151	1,208,616	8,502,366	10,635,674

Tier 5 Reduced Fee Units	5,111,979	453,365	3,634,073	4,792,439

Standard Units	7,852,488	987,361	6,766,081	8,345,779

Inactive and Voluntary Employee Contribution Units	8,952,286	2,362,737	9,265,167	10,563,296

Unit Value(1)(2):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$6.719	$17.905	$2.071	$2.171

Tier 1 Reduced Fee Units	$7.272	$19.378	$2.242	$2.350

Tier 2 Reduced Fee Units	$7.261	$19.348	$2.239	$2.346

Tier 3 Reduced Fee Units	$7.238	$19.288	$2.232	$2.339

Tier 4 Reduced Fee Units	$7.166	$19.097	$2.209	$2.315

Tier 5 Reduced Fee Units	$6.700	$17.853	$2.065	$2.165

Standard Units	$6.660	$17.746	$2.053	$2.152

Inactive and Voluntary Employee Contribution Units	$6.630	$17.667	$2.044	$2.142

(1)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(2)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Mutual of America Investment Corporation
	Small Cap Equity Index Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
Small Cap Equity Index Fund—$6,574,307
Mid Cap Value Fund—$49,157,577
Mid-Cap Equity Index Fund—$351,285,350
Composite Fund — $154,151,144)

(Notes 1 and 2)	$5,596,808	$46,444,692	$394,434,587	$152,251,464
Due From (To) Mutual of America General Account	(225)	1,075	164,210	1,582

Net Assets	$5,596,583	$46,445,767	$394,598,797	$152,253,046

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1,872,825	$8,443,877	$99,857,079	$40,671,815

Tier 1 Reduced Fee Units	$164,752	$6,332,227	$37,878,137	$13,471,588

Tier 2 Reduced Fee Units	$134,741	$2,455,206	$18,514,191	$4,378,962

Tier 3 Reduced Fee Units	$2,017,137	$12,049,326	$103,401,007	$34,250,032

Tier 4 Reduced Fee Units	$711,189	$7,060,987	$51,979,849	$16,575,515

Tier 5 Reduced Fee Units	$272,088	$2,922,418	$19,250,298	$7,237,285

Standard Units	$371,326	$4,625,204	$31,819,109	$11,657,018

Inactive and Voluntary Employee Contribution Units	$52,525	$2,556,522	$31,899,127	$24,010,831

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	225,517	4,423,676	23,653,247	4,028,727

Tier 1 Reduced Fee Units	19,773	3,065,152	8,290,586	1,233,018

Tier 2 Reduced Fee Units	16,180	1,190,293	4,058,556	401,415

Tier 3 Reduced Fee Units	242,335	5,859,749	22,737,799	3,149,226

Tier 4 Reduced Fee Units	85,507	3,468,540	11,545,728	1,538,964

Tier 5 Reduced Fee Units	32,772	1,535,499	4,573,176	718,967

Standard Units	44,815	2,444,855	7,604,720	1,165,034

Inactive and Voluntary Employee Contribution Units	6,349	1,357,399	7,658,348	2,410,389

Unit Value(1)(2):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$8.305	$1.909	$4.222	$10.095

Tier 1 Reduced Fee Units	$8.332	$2.066	$4.569	$10.926

Tier 2 Reduced Fee Units	$8.328	$2.063	$4.562	$10.909

Tier 3 Reduced Fee Units	$8.324	$2.056	$4.548	$10.876

Tier 4 Reduced Fee Units	$8.317	$2.036	$4.502	$10.771

Tier 5 Reduced Fee Units	$8.303	$1.903	$4.209	$10.066

Standard Units	$8.286	$1.892	$4.184	$10.006

Inactive and Voluntary Employee Contribution Units	$8.273	$1.883	$4.165	$9.961

(1)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(2)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Mutual of America Investment Corporation
	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: International Fund—$23,298,079 Money Market Fund—$47,084,953 Mid-Term Bond Fund—$94,871,096 Bond Fund—$208,271,820)
(Notes 1 and 2)	$23,430,491	$48,161,114	$96,393,349	$211,536,614
Due From (To) Mutual of America General Account	18	14,103	(2,891)	16,538

Net Assets	$23,430,509	$48,175,217	$96,390,458	$211,553,152

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2,084,611	$2,249,634	$14,973,226	$35,198,683

Tier 1 Reduced Fee Units	$2,885,585	$5,467,282	$10,146,745	$19,663,360

Tier 2 Reduced Fee Units	$2,010,875	$2,576,187	$5,304,862	$10,139,137

Tier 3 Reduced Fee Units	$7,404,604	$16,630,235	$31,878,309	$69,243,251

Tier 4 Reduced Fee Units	$4,266,064	$6,115,874	$13,253,535	$32,445,093

Tier 5 Reduced Fee Units	$1,814,169	$4,103,460	$5,088,052	$11,213,595

Standard Units	$2,117,365	$5,457,350	$7,550,819	$16,317,252

Inactive and Voluntary Employee Contribution Units	$847,236	$5,575,195	$8,194,910	$17,332,781

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	2,323,553	955,360	6,216,406	5,514,535

Tier 1 Reduced Fee Units	2,999,927	2,144,883	3,892,323	2,846,252

Tier 2 Reduced Fee Units	2,093,802	1,012,236	2,038,134	1,469,914

Tier 3 Reduced Fee Units	7,733,996	6,554,043	12,284,612	10,068,752

Tier 4 Reduced Fee Units	4,500,770	2,433,940	5,155,266	4,762,743

Tier 5 Reduced Fee Units	2,028,013	1,747,638	2,118,459	1,761,867

Standard Units	2,381,245	2,338,316	3,162,900	2,579,268

Inactive and Voluntary Employee Contribution Units	957,082	2,399,433	3,447,919	2,751,940

Unit Value(1)(2):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$0.897	$2.355	$2.409	$6.383

Tier 1 Reduced Fee Units	$0.962	$2.549	$2.607	$6.909

Tier 2 Reduced Fee Units	$0.960	$2.545	$2.603	$6.898

Tier 3 Reduced Fee Units	$0.957	$2.537	$2.595	$6.877

Tier 4 Reduced Fee Units	$0.948	$2.513	$2.571	$6.812

Tier 5 Reduced Fee Units	$0.895	$2.348	$2.402	$6.365

Standard Units	$0.889	$2.334	$2.387	$6.326

Inactive and Voluntary Employee Contribution Units	$0.885	$2.324	$2.377	$6.298

(1)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(2)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Mutual of America Investment Corporation
	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
Retirement Income Fund—$59,586,030
2010 Retirement Fund—$17,444,768
2015 Retirement Fund—$99,470,317
2020 Retirement Fund—$329,538,392)

(Notes 1 and 2)	$58,676,742	$16,312,859	$96,871,835	$343,316,813
Due From (To) Mutual of America General Account	(1,728)	(172)	(946)	32,894

Net Assets	$58,675,014	$16,312,687	$96,870,889	$343,349,707

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$10,244,507	$4,031,840	$27,449,461	$68,126,761

Tier 1 Reduced Fee Units	$7,815,412	$2,185,800	$12,970,546	$43,130,127

Tier 2 Reduced Fee Units	$4,261,605	$817,036	$7,682,958	$21,994,474

Tier 3 Reduced Fee Units	$16,961,531	$4,599,174	$22,562,144	$102,205,386

Tier 4 Reduced Fee Units	$11,439,806	$2,119,156	$13,832,266	$55,301,292

Tier 5 Reduced Fee Units	$3,924,434	$1,137,883	$4,652,619	$23,985,019

Standard Units	$3,328,774	$1,041,773	$5,144,666	$20,881,349

Inactive and Voluntary Employee Contribution Units	$698,945	$380,025	$2,576,229	$7,725,299

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	6,928,223	2,710,916	18,407,904	45,053,121

Tier 1 Reduced Fee Units	4,929,376	1,370,674	8,111,910	26,601,121

Tier 2 Reduced Fee Units	2,692,083	513,142	4,812,505	13,586,531

Tier 3 Reduced Fee Units	10,747,029	2,897,250	14,175,344	63,327,104

Tier 4 Reduced Fee Units	7,321,241	1,348,477	8,778,857	34,614,429

Tier 5 Reduced Fee Units	2,661,701	767,292	3,129,107	15,907,474

Standard Units	2,271,343	706,733	3,480,971	13,932,724

Inactive and Voluntary Employee Contribution Units	479,036	258,953	1,750,853	5,177,658

Unit Value(1)(2):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.479	$1.487	$1.491	$1.512

Tier 1 Reduced Fee Units	$1.585	$1.595	$1.599	$1.621

Tier 2 Reduced Fee Units	$1.583	$1.592	$1.596	$1.619

Tier 3 Reduced Fee Units	$1.578	$1.587	$1.592	$1.614

Tier 4 Reduced Fee Units	$1.563	$1.572	$1.576	$1.598

Tier 5 Reduced Fee Units	$1.474	$1.483	$1.487	$1.508

Standard Units	$1.466	$1.474	$1.478	$1.499

Inactive and Voluntary Employee Contribution Units	$1.459	$1.468	$1.471	$1.492

(1)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(2)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Mutual of America Investment Corporation
	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
2025 Retirement Fund—$417,892,439
2030 Retirement Fund—$364,562,447
2035 Retirement Fund—$290,621,647
2040 Retirement Fund—$237,072,853)

(Notes 1 and 2)	$442,453,617	$385,322,414	$309,259,165	$252,908,613
Due From (To) Mutual of America General Account	(3,752)	(2,887)	(2,918)	(2,763)

Net Assets	$442,449,865	$385,319,527	$309,256,247	$252,905,850

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$68,559,134	$45,082,926	$28,360,183	$20,144,609

Tier 1 Reduced Fee Units	$58,216,485	$52,819,825	$40,946,263	$28,033,372

Tier 2 Reduced Fee Units	$27,738,589	$27,689,344	$18,561,472	$16,523,880

Tier 3 Reduced Fee Units	$140,281,878	$121,203,897	$104,364,238	$87,583,315

Tier 4 Reduced Fee Units	$73,645,792	$71,594,813	$59,796,670	$48,660,432

Tier 5 Reduced Fee Units	$32,731,061	$28,712,154	$24,640,727	$20,618,381

Standard Units	$33,245,045	$31,939,845	$27,773,738	$24,706,035

Inactive and Voluntary Employee Contribution Units	$8,031,881	$6,276,723	$4,812,956	$6,635,826

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	43,509,691	27,698,493	17,406,061	12,441,879

Tier 1 Reduced Fee Units	34,455,963	30,264,488	23,438,057	16,148,070

Tier 2 Reduced Fee Units	16,442,759	15,889,983	10,641,288	9,533,037

Tier 3 Reduced Fee Units	83,409,863	69,768,801	60,015,802	50,684,466

Tier 4 Reduced Fee Units	44,236,994	41,634,162	34,739,673	28,448,141

Tier 5 Reduced Fee Units	20,832,073	17,691,543	15,167,221	12,771,608

Standard Units	21,287,005	19,799,122	17,198,990	15,396,123

Inactive and Voluntary Employee Contribution Units	5,165,775	3,908,201	2,993,726	4,153,718

Unit Value(1)(2):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.576	$1.628	$1.629	$1.619

Tier 1 Reduced Fee Units	$1.690	$1.745	$1.747	$1.736

Tier 2 Reduced Fee Units	$1.687	$1.743	$1.744	$1.733

Tier 3 Reduced Fee Units	$1.682	$1.737	$1.739	$1.728

Tier 4 Reduced Fee Units	$1.665	$1.720	$1.721	$1.710

Tier 5 Reduced Fee Units	$1.571	$1.623	$1.625	$1.614

Standard Units	$1.562	$1.613	$1.615	$1.605

Inactive and Voluntary Employee Contribution Units	$1.555	$1.606	$1.608	$1.598

(1)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(2)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Mutual of America Investment Corporation
	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
2045 Retirement Fund—$260,330,635
2050 Retirement Fund—$173,309,502
2055 Retirement Fund—$41,848,850
2060 Retirement Fund—$2,319,239)

(Notes 1 and 2)	$281,446,716	$172,838,433	$38,713,273	$2,132,215
Due From (To) Mutual of America General Account	(4,368)	(4,783)	(2,748)	(216)

Net Assets	$281,442,348	$172,833,650	$38,710,525	$2,131,999

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$16,115,278	$8,778,145	$2,614,872	$147,998

Tier 1 Reduced Fee Units	$31,339,604	$16,742,379	$3,196,528	$147,355

Tier 2 Reduced Fee Units	$18,105,860	$9,954,983	$2,704,413	$163,766

Tier 3 Reduced Fee Units	$103,265,984	$66,438,704	$13,226,919	$748,878

Tier 4 Reduced Fee Units	$54,315,661	$35,851,830	$8,391,324	$430,919

Tier 5 Reduced Fee Units	$22,119,197	$15,765,627	$3,882,701	$191,111

Standard Units	$28,902,305	$17,785,215	$4,637,578	$301,668

Inactive and Voluntary Employee Contribution Units	$7,278,459	$1,516,767	$56,190	$304

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	10,066,632	5,630,734	2,386,714	16,620

Tier 1 Reduced Fee Units	18,257,491	10,271,297	2,877,598	16,493

Tier 2 Reduced Fee Units	10,564,350	6,116,759	2,438,322	18,339

Tier 3 Reduced Fee Units	60,439,690	40,948,833	11,949,018	83,903

Tier 4 Reduced Fee Units	32,116,487	22,294,500	7,606,446	48,316

Tier 5 Reduced Fee Units	13,857,349	10,142,293	3,554,168	21,466

Standard Units	18,216,159	11,510,647	4,270,798	33,953

Inactive and Voluntary Employee Contribution Units	4,607,891	986,039	51,977	34

Unit Value(1)(2):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.601	$1.559	$1.096	$8.905

Tier 1 Reduced Fee Units	$1.717	$1.630	$1.111	$8.934

Tier 2 Reduced Fee Units	$1.714	$1.627	$1.109	$8.930

Tier 3 Reduced Fee Units	$1.709	$1.622	$1.107	$8.926

Tier 4 Reduced Fee Units	$1.691	$1.608	$1.103	$8.919

Tier 5 Reduced Fee Units	$1.596	$1.554	$1.092	$8.903

Standard Units	$1.587	$1.545	$1.086	$8.885

Inactive and Voluntary Employee Contribution Units	$1.580	$1.538	$1.081	$8.871

(1)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(2)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Mutual of America Investment Corporation
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: Conservative Allocation Fund—$106,594,464 Moderate Allocation Fund—$253,745,955 Aggressive Allocation Fund—$180,324,176)
(Notes 1 and 2)	$105,699,125	$272,917,148	$197,955,714
Due From (To) Mutual of America General Account	(1,683)	(516)	(613)

Net Assets	$105,697,442	$272,916,632	$197,955,101

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$25,551,925	$51,780,338	$24,357,460

Tier 1 Reduced Fee Units	$10,169,179	$27,380,699	$20,495,381

Tier 2 Reduced Fee Units	$5,163,305	$15,700,691	$12,834,754

Tier 3 Reduced Fee Units	$26,970,139	$80,229,120	$62,247,354

Tier 4 Reduced Fee Units	$18,130,751	$42,539,113	$30,460,028

Tier 5 Reduced Fee Units	$6,299,215	$19,980,462	$14,550,376

Standard Units	$9,267,354	$24,282,417	$21,659,482

Inactive and Voluntary Employee Contribution Units	$4,145,574	$11,023,792	$11,350,266

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	13,786,455	22,042,675	8,911,303

Tier 1 Reduced Fee Units	5,069,240	10,770,529	6,929,068

Tier 2 Reduced Fee Units	2,577,847	6,185,687	4,345,900

Tier 3 Reduced Fee Units	13,506,024	31,704,448	21,141,676

Tier 4 Reduced Fee Units	9,165,175	16,972,955	10,447,144

Tier 5 Reduced Fee Units	3,408,526	8,530,209	5,338,771

Standard Units	5,044,891	10,429,494	7,995,231

Inactive and Voluntary Employee Contribution Units	2,266,773	4,755,851	4,208,441

Unit Value(1)(2):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.853	$2.349	$2.733

Tier 1 Reduced Fee Units	$2.006	$2.542	$2.958

Tier 2 Reduced Fee Units	$2.003	$2.538	$2.953

Tier 3 Reduced Fee Units	$1.997	$2.531	$2.944

Tier 4 Reduced Fee Units	$1.978	$2.506	$2.916

Tier 5 Reduced Fee Units	$1.848	$2.342	$2.725

Standard Units	$1.837	$2.328	$2.709

Inactive and Voluntary Employee Contribution Units	$1.829	$2.318	$2.697

(1)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(2)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Fidelity
	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Mid Cap Portfolio

Investments in Fidelity VIP Portfolios
at fair value
(Cost:
Fidelity VIP Equity-Income Portfolio—$231,670,095
Fidelity VIP Asset Manager Portfolio—$129,759,406
Fidelity VIP Contrafund Portfolio—$501,637,471
Fidelity VIP Mid Cap Portfolio—$158,973,744)

(Notes 1 and 2)	$221,162,296	$120,307,392	$585,671,932	$151,211,923
Due From (To) Mutual of America General Account	80,533	13,202	191,751	1,423

Net Assets	$221,242,829	$120,320,594	$585,863,683	$151,213,346

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$39,266,220	$18,529,146	$130,367,145	$29,119,313

Tier 1 Reduced Fee Units	$25,419,759	$12,400,640	$62,596,808	$17,748,098

Tier 2 Reduced Fee Units	$8,885,268	$7,783,473	$27,617,442	$8,887,131

Tier 3 Reduced Fee Units	$62,137,499	$37,840,489	$150,927,031	$43,219,100

Tier 4 Reduced Fee Units	$30,636,494	$16,461,695	$71,651,351	$21,998,346

Tier 5 Reduced Fee Units	$10,921,294	$6,287,999	$27,136,884	$8,770,273

Standard Units	$17,103,784	$10,540,903	$46,723,671	$11,998,041

Inactive and Voluntary Employee Contribution Units	$26,872,511	$10,476,249	$68,843,351	$9,473,044

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	540,828	392,421	1,503,945	389,114

Tier 1 Reduced Fee Units	323,502	242,663	667,220	219,126

Tier 2 Reduced Fee Units	113,253	152,549	294,829	109,895

Tier 3 Reduced Fee Units	794,464	743,892	1,616,237	536,104

Tier 4 Reduced Fee Units	395,731	326,917	775,187	275,690

Tier 5 Reduced Fee Units	150,860	133,555	313,969	117,536

Standard Units	237,688	225,240	543,853	161,765

Inactive and Voluntary Employee Contribution Units	375,118	224,855	804,926	128,293

Unit Value(1)(2):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$72.604	$47.217	$86.683	$74.835

Tier 1 Reduced Fee Units	$78.577	$51.102	$93.817	$80.995

Tier 2 Reduced Fee Units	$78.455	$51.023	$93.673	$80.870

Tier 3 Reduced Fee Units	$78.213	$50.868	$93.382	$80.617

Tier 4 Reduced Fee Units	$77.418	$50.354	$92.431	$79.794

Tier 5 Reduced Fee Units	$72.393	$47.082	$86.432	$74.618

Standard Units	$71.959	$46.799	$85.912	$74.169

Inactive and Voluntary Employee Contribution Units	$71.639	$46.592	$85.530	$73.839

(1)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(2)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	Vanguard
	VIF Diversified Value Portfolio	VIF International Portfolio	VIF Real Estate Index Portfolio	VIF Total Bond Market Index Portfolio

Investments in Vanguard VIF Portfolios
at fair value
(Cost:
Vanguard VIF Diversified Value Portfolio—$159,818,263
Vanguard VIF International Portfolio—$231,250,958
Vanguard VIF Real Estate Index Portfolio—$43,227,607
Vanguard VIF Total Bond Market Index Portfolio—$5,154,609)

(Notes 1 and 2)	$152,750,701	$275,800,525	$38,053,847	$5,230,430
Due From (To) Mutual of America General Account	1,378	33,646	(13)	19

Net Assets	$152,752,079	$275,834,171	$38,053,834	$5,230,449

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$34,393,022	$52,474,160	$6,598,354	$1,131,776

Tier 1 Reduced Fee Units	$14,539,579	$28,461,034	$3,446,988	$229,351

Tier 2 Reduced Fee Units	$7,053,921	$14,415,269	$2,133,680	$360,046

Tier 3 Reduced Fee Units	$47,961,872	$84,556,059	$11,761,803	$1,816,315

Tier 4 Reduced Fee Units	$21,637,173	$37,991,763	$6,738,723	$579,728

Tier 5 Reduced Fee Units	$7,528,106	$15,784,999	$2,902,222	$688,600

Standard Units	$12,496,137	$21,810,269	$3,423,397	$324,841

Inactive and Voluntary Employee Contribution Units	$7,142,269	$20,340,618	$1,048,667	$99,792

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,290,037	1,690,865	412,464	111,923

Tier 1 Reduced Fee Units	503,952	847,465	207,552	22,606

Tier 2 Reduced Fee Units	244,873	429,896	128,672	35,506

Tier 3 Reduced Fee Units	1,670,156	2,529,546	711,532	179,204

Tier 4 Reduced Fee Units	760,933	1,147,900	410,561	57,241

Tier 5 Reduced Fee Units	283,192	510,131	181,951	68,113

Standard Units	472,921	709,106	215,922	32,197

Inactive and Voluntary Employee Contribution Units	271,508	664,300	66,438	9,906

Unit Value(1)(2):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$26.660	$31.034	$15.997	$10.112

Tier 1 Reduced Fee Units	$28.851	$33.584	$16.608	$10.146

Tier 2 Reduced Fee Units	$28.806	$33.532	$16.582	$10.140

Tier 3 Reduced Fee Units	$28.717	$33.427	$16.530	$10.135

Tier 4 Reduced Fee Units	$28.435	$33.097	$16.413	$10.128

Tier 5 Reduced Fee Units	$26.583	$30.943	$15.951	$10.110

Standard Units	$26.423	$30.757	$15.855	$10.089

Inactive and Voluntary Employee Contribution Units	$26.306	$30.620	$15.784	$10.074

(1)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(2)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	American Century	American Funds	Calvert	DWS
	VP Capital Appreciation Fund	New World Fund	VP SRI Balanced Portfolio	Capital Growth VIP

Investments in American Century VP Capital Appreciation Fund, American Funds New World Fund, Calvert VP SRI Balanced Portfolio and DWS Capital Growth VIP
at fair value
(Cost:
American Century VP Capital Appreciation Fund—$229,334,477
American Funds New World Fund—$11,302,284
Calvert VR SRI—$106,430,074
DWS Capital Growth VIP—$252,562,513)

(Notes 1 and 2)	$246,814,669	$10,537,364	$107,764,732	$310,162,919
Due From (To) Mutual of America General Account	26,561	—	535	159,069

Net Assets	$246,841,230	$10,537,364	$107,765,267	$310,321,988

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$52,906,850	$1,999,081	$17,586,503	$65,301,586

Tier 1 Reduced Fee Units	$25,232,981	$1,042,221	$3,866,728	$32,036,131

Tier 2 Reduced Fee Units	$10,970,351	$549,998	$6,491,702	$11,764,118

Tier 3 Reduced Fee Units	$64,477,279	$3,173,848	$29,930,146	$72,132,357

Tier 4 Reduced Fee Units	$32,546,967	$1,791,292	$17,581,023	$35,510,815

Tier 5 Reduced Fee Units	$11,493,263	$593,445	$7,726,414	$13,237,250

Standard Units	$21,169,269	$1,180,477	$14,128,706	$24,238,326

Inactive and Voluntary Employee Contribution Units	$28,044,270	$207,002	$10,454,045	$56,101,405

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,162,141	78,891	3,155,381	742,299

Tier 1 Reduced Fee Units	512,178	39,619	641,072	336,506

Tier 2 Reduced Fee Units	223,019	20,940	1,077,945	123,761

Tier 3 Reduced Fee Units	1,314,892	121,211	4,985,049	761,216

Tier 4 Reduced Fee Units	670,567	68,894	2,956,835	378,479

Tier 5 Reduced Fee Units	253,196	23,488	1,390,286	150,911

Standard Units	469,177	47,005	2,557,654	277,999

Inactive and Voluntary Employee Contribution Units	624,335	8,279	1,900,893	646,342

Unit Value(1)(2):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$45.525	$25.106	$5.573	$87.972

Tier 1 Reduced Fee Units	$49.266	$26.063	$6.032	$95.202

Tier 2 Reduced Fee Units	$49.190	$26.023	$6.022	$95.056

Tier 3 Reduced Fee Units	$49.036	$25.942	$6.004	$94.759

Tier 4 Reduced Fee Units	$48.536	$25.761	$5.946	$93.825

Tier 5 Reduced Fee Units	$45.393	$25.032	$5.557	$87.716

Standard Units	$45.120	$24.882	$5.524	$87.189

Inactive and Voluntary Employee Contribution Units	$44.919	$24.771	$5.500	$86.800

(1)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(2)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2018

	MFS	Oppenheimer	PIMCO	T. Rowe Price
	VIT III Mid Cap Value Portfolio	Main Street Fund/VA	VIT Real Return Portfolio	Blue Chip Growth Portfolio

Investments in MFS VIT III Mid Cap Value Portfolio, Oppenheimer Main Street Fund/VA, PIMCO VIT Real Return Portfolio and T. Rowe Price Blue Chip Growth Portfolio
at fair value
(Cost:
MFS VIT III Mid Cap Value Portfolio—$323,966
Oppenheimer Main Street Fund/VA—$45,631,963
PIMCO VIT Real Return Portfolio—$21,118,988
T. Rowe Price Blue Chip Growth Portfolio—$217,368,240)

(Notes 1 and 2)	$286,489	$45,844,356	$19,945,840	$236,924,134
Due From (To) Mutual of America General Account	—	218	(1,311)	104

Net Assets	$286,489	$45,844,574	$19,944,529	$236,924,238

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$127,009	$8,445,540	$4,807,739	$69,973,842

Tier 1 Reduced Fee Units	$21,743	$6,141,374	$1,467,889	$24,042,916

Tier 2 Reduced Fee Units	$1,036	$2,915,813	$1,065,089	$8,356,645

Tier 3 Reduced Fee Units	$72,871	$12,420,082	$7,073,528	$64,630,846

Tier 4 Reduced Fee Units	$34,864	$6,498,477	$2,833,982	$31,372,733

Tier 5 Reduced Fee Units	$10,758	$2,914,938	$1,360,853	$13,073,349

Standard Units	$18,208	$4,352,742	$1,052,686	$15,960,626

Inactive and Voluntary Employee Contribution Units	$—	$2,155,608	$282,763	$9,513,281

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	14,439	191,369	365,624	2,286,147

Tier 1 Reduced Fee Units	2,464	128,590	107,533	756,634

Tier 2 Reduced Fee Units	117	61,147	78,147	263,390

Tier 3 Reduced Fee Units	8,265	261,266	520,626	2,043,470

Tier 4 Reduced Fee Units	3,957	138,056	209,957	999,048

Tier 5 Reduced Fee Units	1,223	66,242	103,789	428,375

Standard Units	2,075	99,514	80,772	526,140

Inactive and Voluntary Employee Contribution Units	—	49,502	21,792	315,009

Unit Value(1)(2):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$8.796	$44.132	$13.149	$30.608

Tier 1 Reduced Fee Units	$8.825	$47.759	$13.651	$31.776

Tier 2 Reduced Fee Units	$8.821	$47.686	$13.629	$31.727

Tier 3 Reduced Fee Units	$8.816	$47.538	$13.587	$31.628

Tier 4 Reduced Fee Units	$8.810	$47.071	$13.498	$31.403

Tier 5 Reduced Fee Units	$8.794	$44.004	$13.112	$30.518

Standard Units	$8.776	$43.740	$13.033	$30.335

Inactive and Voluntary Employee Contribution Units	$8.763	$43.546	$12.975	$30.200

(1)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

(2)	The difference between the recalculated and stated Unit Value is due to rounding.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2018

	Mutual of America Investment Corporation
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund†	Mid Cap Value Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$11,379,217	$3,203,502	$2,634,208	$24,938	$38,260	$945,145
Expenses (Note 3)	5,595,812	2,232,987	1,480,336	1,897,222	10,875	413,916

Net Investment Income (Loss)	5,783,405	970,515	1,153,872	(1,872,284)	27,385	531,229

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	18,587,533	3,801,569	5,055,054	4,127,353	(26,039)	1,801,557
Realized gain from distributions	16,028,839	13,252,710	13,711,559	16,779,808	6,037	4,268,894

Net realized gain (loss) on investments	34,616,372	17,054,279	18,766,613	20,907,161	(20,002)	6,070,451

Net change in unrealized appreciation (depreciation) on investments	(78,066,210)	(39,397,956)	(47,925,104)	(49,306,809)	(977,499)	(14,656,417)

Net Realized and Unrealized Gain (Loss) on Investments	(43,449,838)	(22,343,677)	(29,158,491)	(28,399,648)	(997,501)	(8,585,966)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(37,666,433)	$(21,373,162)	$(28,004,619)	$(30,271,932)	$(970,116)	$(8,054,737)

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$6,294,888	$3,336,997	$596,664	$105,048	$2,101,734	$5,827,956
Expenses (Note 3)	3,595,370	1,402,873	174,329	331,128	723,151	1,614,339

Net Investment Income (Loss)	2,699,518	1,934,124	422,335	(226,080)	1,378,583	4,213,617

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	12,099,518	1,333,921	415,110	143,411	19,829	436,065
Realized gain from distributions	28,629,606	12,276,235	3	—	201,958	—

Net realized gain (loss) on investments	40,729,124	13,610,156	415,113	143,411	221,787	436,065

Net change in unrealized appreciation (depreciation) on investments	(96,954,077)	(21,835,089)	(4,645,618)	468,747	(1,839,371)	(6,300,231)

Net Realized and Unrealized Gain (Loss) on Investments	(56,224,953)	(8,224,933)	(4,230,505)	612,158	(1,617,584)	(5,864,166)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(53,525,435)	$(6,290,809)	$(3,808,170)	$386,078	$(239,001)	$(1,650,549)

†	For the period from July 2, 2018 (initial offering date of units) to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2018

	Mutual of America Investment Corporation
	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$993,169	$338,135	$2,025,181	$6,174,125	$7,013,895	$5,592,783
Expenses (Note 3)	372,830	115,046	718,531	2,352,421	2,919,464	2,458,452

Net Investment Income (Loss)	620,339	223,089	1,306,650	3,821,704	4,094,431	3,134,331

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	237,861	19,158	845,306	3,377,532	2,568,603	1,730,675
Realized gain from distributions	759,478	726,631	4,280,884	9,590,723	14,456,722	12,228,991

Net realized gain (loss) on investments	997,339	745,789	5,126,190	12,968,255	17,025,325	13,959,666

Net change in unrealized appreciation (depreciation) on investments	(2,695,933)	(1,393,377)	(10,118,756)	(33,314,818)	(48,395,281)	(45,931,644)

Net Realized and Unrealized Gain (Loss) on Investments	(1,698,594)	(647,588)	(4,992,566)	(20,346,563)	(31,369,956)	(31,971,978)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,078,255)	$(424,499)	$(3,685,916)	$(16,524,859)	$(27,275,525)	$(28,837,647)

	Mutual of America Investment Corporation
	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund†
Investment Income and Expenses:
Dividend Income (Note 1)	$4,317,200	$3,479,862	$4,019,853	$2,085,469	$173,342	$—
Expenses (Note 3)	2,013,778	1,710,922	1,911,550	1,106,127	196,888	2,891

Net Investment Income (Loss)	2,303,422	1,768,940	2,108,303	979,342	(23,546)	(2,891)

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	1,430,572	988,220	1,632,984	384,675	88,764	3,039
Realized gain from distributions	9,862,903	7,900,904	10,205,239	4,018,737	317,851	—

Net realized gain (loss) on investments	11,293,475	8,889,124	11,838,223	4,403,412	406,615	3,039

Net change in unrealized appreciation (depreciation) on investments	(40,114,711)	(34,108,455)	(41,270,824)	(23,178,242)	(4,451,838)	(187,024)

Net Realized and Unrealized Gain (Loss) on Investments	(28,821,236)	(25,219,331)	(29,432,601)	(18,774,830)	(4,045,223)	(183,985)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(26,517,814)	$(23,450,391)	$(27,324,298)	$(17,795,488)	$(4,068,769)	$(186,876)

†	For the period from July 2, 2018 (initial offering date of units) to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2018

	Mutual of America Investment Corporation			Fidelity
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$2,316,551	$5,442,577	$3,734,514	$5,610,386	$2,210,383	$4,764,574
Expenses (Note 3)	789,761	2,057,381	1,575,160	1,720,566	845,612	4,755,746

Net Investment Income (Loss)	1,526,790	3,385,196	2,159,354	3,889,820	1,364,771	8,828

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	690,772	3,461,378	3,502,105	2,098,828	128,165	20,411,768
Realized gain from distributions	4,686,521	14,929,595	12,241,662	12,045,041	4,365,166	59,820,435

Net realized gain (loss) on investments	5,377,293	18,390,973	15,743,767	14,143,869	4,493,331	80,232,203

Net change in unrealized appreciation (depreciation) on investments	(9,884,505)	(36,134,458)	(34,646,265)	(39,985,886)	(13,507,343)	(122,963,270)

Net Realized and Unrealized Gain (Loss) on Investments	(4,507,212)	(17,743,485)	(18,902,498)	(25,842,017)	(9,014,012)	(42,731,067)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(2,980,422)	$(14,358,289)	$(16,743,144)	$(21,952,197)	$(7,649,241)	$(42,722,239)

	Fidelity	Vanguard				American Century
	VIP Mid Cap Portfolio	VIF Diversified Value Portfolio	VIF International Portfolio	VIF Real Estate Index Portfolio	VIF Total Bond Market Index Portfolio†	VP Capital Appreciation Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$1,195,118	$4,463,922	$2,585,261	$1,224,007	$—	$—
Expenses (Note 3)	1,159,219	1,246,628	2,423,708	273,235	10,890	2,239,694

Net Investment Income (Loss)	35,899	3,217,294	161,553	950,772	(10,890)	(2,239,694)

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	2,762,246	1,302,051	7,628,279	(696,233)	(2,670)	4,598,609
Realized gain from distributions	15,973,989	8,724,267	8,652,040	1,500,869	—	1,554,873

Net realized gain (loss) on investments	18,736,235	10,026,318	16,280,319	804,636	(2,670)	6,153,482

Net change in unrealized appreciation (depreciation) on investments	(45,458,826)	(29,989,326)	(58,930,115)	(4,376,178)	75,821	(18,196,750)

Net Realized and Unrealized Gain (Loss) on Investments	(26,722,591)	(19,963,008)	(42,649,796)	(3,571,542)	73,151	(12,043,268)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(26,686,692)	$(16,745,714)	$(42,488,243)	$(2,620,770)	$62,261	$(14,282,962)

†	For the period from July 2, 2018 (initial offering date of units) to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2018

	American Funds	Calvert	DWS	MFS	Oppenheimer	PIMCO
	New World Fund	VP SRI Balanced Portfolio	Capital Growth VIP	VIT III Mid Cap Value Portfolio†	Main Street Fund/VA	VIT Real Return Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$131,859	$2,039,553	$2,405,166	$1,368	$610,655	$545,200
Expenses (Note 3)	83,999	948,152	2,943,032	371	374,832	117,289

Net Investment Income (Loss)	47,860	1,091,401	(537,866)	997	235,823	427,911

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	146,585	1,790,614	9,084,454	(3,348)	1,446,140	(209,919)
Realized gain from distributions	336,582	10,554,435	30,573,205	9,842	4,593,122	—

Net realized gain (loss) on investments	483,167	12,345,049	39,657,659	6,494	6,039,262	(209,919)

Net change in unrealized appreciation (depreciation) on investments	(2,362,276)	(17,271,380)	(47,091,989)	(37,477)	(10,503,719)	(759,161)

Net Realized and Unrealized Gain (Loss) on Investments	(1,879,109)	(4,926,331)	(7,434,330)	(30,983)	(4,464,457)	(969,080)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,831,249)	$(3,834,930)	$(7,972,196)	$(29,986)	$(4,228,634)	$(541,169)

	T. Rowe Price
	Blue Chip Growth Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$7,724,205
Expenses (Note 3)	1,081,589

Net Investment Income (Loss)	6,642,616

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	4,221,836
Realized gain from distributions	—

Net realized gain (loss) on investments	4,221,836

Net change in unrealized appreciation (depreciation) on investments	(14,376,241)

Net Realized and Unrealized Gain (Loss) on Investments	(10,154,405)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(3,511,789)

†	For the period from July 2, 2018 (initial offering date of units) to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Equity Index Fund		All America Fund		Small Cap Value Fund
	2018	2017	2018	2017	2018	2017
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$5,783,405	$5,224,934	$970,515	$878,379	$1,153,872	$(467,096)
Net realized gain (loss) on investments	34,616,372	26,630,138	17,054,279	33,190,146	18,766,613	15,750,277
Net change in unrealized appreciation (depreciation) on investments	(78,066,210)	88,308,025	(39,397,956)	7,769,124	(47,925,104)	(1,380,516)

Net Increase (Decrease) in net assets resulting from operations	(37,666,433)	120,163,097	(21,373,162)	41,837,649	(28,004,619)	13,902,665

From Unit Transactions:
Contributions	93,089,929	67,163,746	15,993,629	14,023,265	12,896,367	16,006,342
Withdrawals	(88,582,109)	(72,065,282)	(29,957,816)	(24,686,995)	(19,846,571)	(22,177,073)
Net transfers	(5,471,643)	2,900,562	(8,237,324)	(7,316,856)	(11,218,962)	(10,751,774)
Contract fees (Note 3)	(87,423)	(87,146)	(54,898)	(57,122)	(13,349)	(14,225)

Net Increase (Decrease) from unit transactions	(1,051,246)	(2,088,120)	(22,256,409)	(18,037,708)	(18,182,515)	(16,936,730)

Net Increase (Decrease) in Net Assets	(38,717,679)	118,074,977	(43,629,571)	23,799,941	(46,187,134)	(3,034,065)
Net Assets:
Beginning of Year	703,408,689	585,333,712	261,202,854	237,402,913	198,887,021	201,921,086

End of Year	$664,691,010	$703,408,689	$217,573,283	$261,202,854	$152,699,887	$198,887,021

	Mutual of America Investment Corporation
	Small Cap Growth Fund		Small Cap Equity Index Fund†	Mid Cap Value Fund
	2018	2017	2018	2018	2017
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,872,284)	$(1,683,141)	$27,385	$531,229	$165,169
Net realized gain (loss) on investments	20,907,161	9,490,117	(20,002)	6,070,451	4,344,119
Net change in unrealized appreciation (depreciation) on investments	(49,306,809)	36,846,693	(977,499)	(14,656,417)	3,267,638

Net Increase (Decrease) in net assets resulting from operations	(30,271,932)	44,653,669	(970,116)	(8,054,737)	7,776,926

From Unit Transactions:
Contributions	19,171,357	20,521,882	1,772,437	6,141,827	7,027,679
Withdrawals	(24,028,911)	(24,531,514)	(199,084)	(7,443,057)	(7,134,895)
Net transfers	(10,919,028)	2,684,392	4,993,361	(5,092,582)	(6,164,546)
Contract fees (Note 3)	(4,470)	(4,578)	(15)	(2,265)	(2,283)

Net Increase (Decrease) from unit transactions	(15,781,052)	(1,329,818)	6,566,699	(6,396,077)	(6,274,045)

Net Increase (Decrease) in Net Assets	(46,052,984)	43,323,851	5,596,583	(14,450,814)	1,502,881
Net Assets:
Beginning of Year	243,391,830	200,067,979	—	60,896,581	59,393,700

End of Year	$197,338,846	$243,391,830	$5,596,583	$46,445,767	$60,896,581

†	For the period from July 2, 2018 (initial offering date of units) to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund		Composite Fund		International Fund
	2018	2017	2018	2017	2018	2017
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,699,518	$1,486,980	$1,934,124	$1,848,926	$422,335	$345,124
Net realized gain (loss) on investments	40,729,124	42,186,056	13,610,156	21,080,567	415,113	273,527
Net change in unrealized appreciation (depreciation) on investments	(96,954,077)	21,390,886	(21,835,089)	(4,502,958)	(4,645,618)	4,244,596

Net Increase (Decrease) in net assets resulting from operations	(53,525,435)	65,063,922	(6,290,809)	18,426,535	(3,808,170)	4,863,247

From Unit Transactions:
Contributions	48,718,412	46,488,898	16,124,994	12,554,711	4,759,529	4,862,095
Withdrawals	(51,720,084)	(54,595,709)	(18,353,096)	(20,260,145)	(3,399,635)	(2,565,262)
Net transfers	(29,240,443)	(33,134,229)	(2,406,644)	(2,928,814)	(1,895,934)	749,832
Contract fees (Note 3)	(39,433)	(41,695)	(51,016)	(52,008)	(938)	(991)

Net Increase (Decrease) from unit transactions	(32,281,548)	(41,282,735)	(4,685,762)	(10,686,256)	(536,978)	3,045,674

Net Increase (Decrease) in Net Assets	(85,806,983)	23,781,187	(10,976,571)	7,740,279	(4,345,148)	7,908,921
Net Assets:
Beginning of Year	480,405,780	456,624,593	163,229,617	155,489,338	27,775,657	19,866,736

End of Year	$394,598,797	$480,405,780	$152,253,046	$163,229,617	$23,430,509	$27,775,657

	Mutual of America Investment Corporation
	Money Market Fund		Mid-Term Bond Fund		Bond Fund
	2018	2017	2018	2017	2018	2017
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(226,080)	$(284,952)	$1,378,583	$1,478,002	$4,213,617	$4,596,859
Net realized gain (loss) on investments	143,411	89,901	221,787	646,337	436,065	1,615,048
Net change in unrealized appreciation (depreciation) on investments	468,747	150,167	(1,839,371)	(477,788)	(6,300,231)	360,805

Net Increase (Decrease) in net assets resulting from operations	386,078	(44,884)	(239,001)	1,646,551	(1,650,549)	6,572,712

From Unit Transactions:
Contributions	6,025,938	4,834,390	10,189,517	11,112,881	21,824,825	26,360,595
Withdrawals	(5,512,077)	(5,624,541)	(12,376,009)	(13,867,471)	(28,579,197)	(34,400,352)
Net transfers	5,002,918	(296,200)	(5,139,928)	(2,446,593)	(15,873,355)	(3,024,390)
Contract fees (Note 3)	(62,990)	(69,303)	(53,329)	(57,819)	(88,451)	(96,072)

Net Increase (Decrease) from unit transactions	5,453,789	(1,155,654)	(7,379,749)	(5,259,002)	(22,716,178)	(11,160,219)

Net Increase (Decrease) in Net Assets	5,839,867	(1,200,538)	(7,618,750)	(3,612,451)	(24,366,727)	(4,587,507)
Net Assets:
Beginning of Year	42,335,350	43,535,888	104,009,208	107,621,659	235,919,879	240,507,386

End of Year	$48,175,217	$42,335,350	$96,390,458	$104,009,208	$211,553,152	$235,919,879

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Retirement Income Fund		2010 Retirement Fund		2015 Retirement Fund
	2018	2017	2018	2017	2018	2017
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$620,339	$567,893	$223,089	$255,115	$1,306,650	$1,374,135
Net realized gain (loss) on investments	997,339	977,419	745,789	937,631	5,126,190	5,478,954
Net change in unrealized appreciation (depreciation) on investments	(2,695,933)	1,503,124	(1,393,377)	145,998	(10,118,756)	2,852,289

Net Increase (Decrease) in net assets resulting from operations	(1,078,255)	3,048,436	(424,499)	1,338,744	(3,685,916)	9,705,378

From Unit Transactions:
Contributions	14,323,958	18,800,597	1,892,070	2,226,200	15,159,545	16,386,567
Withdrawals	(11,010,331)	(6,274,992)	(2,959,226)	(3,441,495)	(17,168,833)	(17,470,788)
Net transfers	(2,538,570)	836,988	387,226	232,730	(6,300,922)	(1,049,288)
Contract fees (Note 3)	(21,850)	(17,805)	(2,931)	(3,145)	(17,910)	(19,974)

Net Increase (Decrease) from unit transactions	753,207	13,344,788	(682,861)	(985,710)	(8,328,120)	(2,153,483)

Net Increase (Decrease) in Net Assets	(325,048)	16,393,224	(1,107,360)	353,034	(12,014,036)	7,551,895
Net Assets:
Beginning of Year	59,000,062	42,606,838	17,420,047	17,067,013	108,884,925	101,333,030

End of Year	$58,675,014	$59,000,062	$16,312,687	$17,420,047	$96,870,889	$108,884,925

	Mutual of America Investment Corporation
	2020 Retirement Fund		2025 Retirement Fund		2030 Retirement Fund
	2018	2017	2018	2017	2018	2017
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$3,821,704	$3,101,913	$4,094,431	$2,755,847	$3,134,331	$1,965,796
Net realized gain (loss) on investments	12,968,255	12,021,353	17,025,325	12,908,653	13,959,666	11,450,685
Net change in unrealized appreciation (depreciation) on investments	(33,314,818)	19,303,520	(48,395,281)	31,297,214	(45,931,644)	29,397,153

Net Increase (Decrease) in net assets resulting from operations	(16,524,859)	34,426,786	(27,275,525)	46,961,714	(28,837,647)	42,813,634

From Unit Transactions:
Contributions	68,512,381	67,172,943	97,150,199	84,069,239	87,694,331	76,594,213
Withdrawals	(48,732,009)	(42,440,103)	(42,955,377)	(37,168,943)	(31,991,213)	(28,227,765)
Net transfers	(9,363,749)	4,146,129	(7,086,508)	5,500,978	1,310,616	7,239,367
Contract fees (Note 3)	(58,082)	(55,594)	(79,774)	(72,126)	(82,086)	(74,555)

Net Increase (Decrease) from unit transactions	10,358,541	28,823,375	47,028,540	52,329,148	56,931,648	55,531,260

Net Increase (Decrease) in Net Assets	(6,166,318)	63,250,161	19,753,015	99,290,862	28,094,001	98,344,894
Net Assets:
Beginning of Year	349,516,025	286,265,864	422,696,850	323,405,988	357,225,526	258,880,632

End of Year	$343,349,707	$349,516,025	$442,449,865	$422,696,850	$385,319,527	$357,225,526

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Mutual of America Investment Corporation
	2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund
	2018	2017	2018	2017	2018	2017
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,303,422	$1,436,944	$1,768,940	$1,029,819	$2,108,303	$1,245,342
Net realized gain (loss) on investments	11,293,475	9,792,586	8,889,124	8,923,325	11,838,223	10,679,613
Net change in unrealized appreciation (depreciation) on investments	(40,114,711)	26,823,124	(34,108,455)	21,807,576	(41,270,824)	25,958,300

Net Increase (Decrease) in net assets resulting from operations	(26,517,814)	38,052,654	(23,450,391)	31,760,720	(27,324,298)	37,883,255

From Unit Transactions:
Contributions	68,644,417	61,396,351	59,815,170	50,754,750	60,059,700	54,561,536
Withdrawals	(26,147,734)	(24,838,407)	(24,631,720)	(20,714,978)	(27,356,503)	(28,913,526)
Net transfers	53,514	2,698,769	(108,428)	1,073,740	(2,331,742)	317,594
Contract fees (Note 3)	(84,957)	(77,238)	(83,502)	(76,412)	(131,527)	(125,527)

Net Increase (Decrease) from unit transactions	42,465,240	39,179,475	34,991,520	31,037,100	30,239,928	25,840,077

Net Increase (Decrease) in Net Assets	15,947,426	77,232,129	11,541,129	62,797,820	2,915,630	63,723,332
Net Assets:
Beginning of Year	293,308,821	216,076,692	241,364,721	178,566,901	278,526,718	214,803,386

End of Year	$309,256,247	$293,308,821	$252,905,850	$241,364,721	$281,442,348	$278,526,718

	Mutual of America Investment Corporation
	2050 Retirement Fund		2055 Retirement Fund		2060 Retirement Fund†
	2018	2017	2018	2017	2018
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$979,342	$342,471	$(23,546)	$(56,106)	$(2,891)
Net realized gain (loss) on investments	4,403,412	3,506,104	406,615	16,442	3,039
Net change in unrealized appreciation (depreciation) on investments	(23,178,242)	15,921,024	(4,451,838)	1,298,678	(187,024)

Net Increase (Decrease) in net assets resulting from operations	(17,795,488)	19,769,599	(4,068,769)	1,259,014	(186,876)

From Unit Transactions:
Contributions	55,706,897	51,559,303	27,744,800	13,395,182	1,762,718
Withdrawals	(18,318,701)	(16,134,341)	(3,253,898)	(748,587)	(147,173)
Net transfers	(935,690)	37,462	186,522	3,169,367	704,060
Contract fees (Note 3)	(134,906)	(122,347)	(46,965)	(13,152)	(730)

Net Increase (Decrease) from unit transactions	36,317,600	35,340,077	24,630,459	15,802,810	2,318,875

Net Increase (Decrease) in Net Assets	18,522,112	55,109,676	20,561,690	17,061,824	2,131,999
Net Assets:
Beginning of Year/Period	154,311,538	99,201,862	18,148,835	1,087,011	—

End of Year/Period	$172,833,650	$154,311,538	$38,710,525	$18,148,835	$2,131,999

†	For the period from July 2, 2018 (initial offering date of units) to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	2018	2017	2018	2017	2018	2017
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,526,790	$1,390,022	$3,385,196	$3,046,461	$2,159,354	$1,705,610
Net realized gain (loss) on investments	5,377,293	2,396,859	18,390,973	10,870,621	15,743,767	14,187,789
Net change in unrealized appreciation (depreciation) on investments	(9,884,505)	4,036,412	(36,134,458)	18,739,684	(34,646,265)	14,259,489

Net Increase (Decrease) in net assets resulting from operations	(2,980,422)	7,823,293	(14,358,289)	32,656,766	(16,743,144)	30,152,888

From Unit Transactions:
Contributions	15,869,046	17,285,197	38,568,812	38,363,706	23,824,271	25,578,042
Withdrawals	(14,431,331)	(12,754,660)	(33,760,615)	(32,443,864)	(23,205,660)	(20,816,133)
Net transfers	(2,694,769)	3,274,865	(6,304,391)	(4,194,723)	(8,570,209)	(4,588,831)
Contract fees (Note 3)	(26,456)	(27,444)	(52,071)	(55,538)	(34,970)	(37,278)

Net Increase (Decrease) from unit transactions	(1,283,510)	7,777,958	(1,548,265)	1,669,581	(7,986,568)	135,800

Net Increase (Decrease) in Net Assets	(4,263,932)	15,601,251	(15,906,554)	34,326,347	(24,729,712)	30,288,688
Net Assets:
Beginning of Year	109,961,374	94,360,123	288,823,186	254,496,839	222,684,813	192,396,125

End of Year	$105,697,442	$109,961,374	$272,916,632	$288,823,186	$197,955,101	$222,684,813

	Fidelity
	VIP Equity-Income Portfolio		VIP Asset Manager Portfolio		VIP Contrafund Portfolio
	2018	2017	2018	2017	2018	2017
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$3,889,820	$2,665,537	$1,364,771	$1,660,452	$8,828	$1,941,502
Net realized gain (loss) on investments	14,143,869	7,899,597	4,493,331	15,132,602	80,232,203	51,669,963
Net change in unrealized appreciation (depreciation) on investments	(39,985,886)	20,239,452	(13,507,343)	68,443	(122,963,270)	73,112,520

Net Increase (Decrease) in net assets resulting from operations	(21,952,197)	30,804,586	(7,649,241)	16,861,497	(42,722,239)	126,723,985

From Unit Transactions:
Contributions	18,785,553	20,601,180	12,935,744	13,443,036	45,089,349	43,192,212
Withdrawals	(31,238,129)	(31,739,188)	(18,382,962)	(18,141,937)	(83,742,356)	(79,065,290)
Net transfers	(16,991,440)	(21,219,823)	(5,927,145)	(2,482,496)	(35,018,713)	(15,449,581)
Contract fees (Note 3)	(63,042)	(67,047)	(55,307)	(59,633)	(51,168)	(54,049)

Net Increase (Decrease) from unit transactions	(29,507,058)	(32,424,878)	(11,429,670)	(7,241,030)	(73,722,888)	(51,376,708)

Net Increase (Decrease) in Net Assets	(51,459,255)	(1,620,292)	(19,078,911)	9,620,467	(116,445,127)	75,347,277
Net Assets:
Beginning of Year	272,702,084	274,322,376	139,399,505	129,779,038	702,308,810	626,961,533

End of Year	$221,242,829	$272,702,084	$120,320,594	$139,399,505	$585,863,683	$702,308,810

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Fidelity		Vanguard
	VIP Mid Cap Portfolio		VIF Diversified Value Portfolio		VIF International Portfolio
	2018	2017	2018	2017	2018	2017
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$35,899	$100,269	$3,217,294	$3,590,589	$161,553	$878,301
Net realized gain (loss) on investments	18,736,235	10,021,091	10,026,318	17,995,143	16,280,319	5,889,401
Net change in unrealized appreciation (depreciation) on investments	(45,458,826)	22,270,119	(29,989,326)	(1,051,730)	(58,930,115)	89,733,831

Net Increase (Decrease) in net assets resulting from operations	(26,686,692)	32,391,479	(16,745,714)	20,534,002	(42,488,243)	96,501,533

From Unit Transactions:
Contributions	17,132,595	16,887,576	20,430,737	21,159,884	35,908,290	31,514,954
Withdrawals	(22,469,425)	(21,334,492)	(23,831,126)	(22,605,753)	(36,406,924)	(34,796,072)
Net transfers	(8,260,846)	(3,291,302)	(10,511,882)	(9,213,330)	(12,009,343)	430,249
Contract fees (Note 3)	(6,226)	(6,418)	(11,332)	(11,991)	(5,638)	(5,243)

Net Increase (Decrease) from unit transactions	(13,603,902)	(7,744,636)	(13,923,603)	(10,671,190)	(12,513,615)	(2,856,112)

Net Increase (Decrease) in Net Assets	(40,290,594)	24,646,843	(30,669,317)	9,862,812	(55,001,858)	93,645,421
Net Assets:
Beginning of Year	191,503,940	166,857,097	183,421,396	173,558,584	330,836,029	237,190,608

End of Year	$151,213,346	$191,503,940	$152,752,079	$183,421,396	$275,834,171	$330,836,029

	Vanguard			American Century
	VIF Real Estate Index Portfolio		VIF Total Bond Market Index Portfolio†	VP Capital Appreciation Fund
	2018	2017	2018	2018	2017
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$950,772	$876,134	$(10,890)	$(2,239,694)	$(1,638,899)
Net realized gain (loss) on investments	804,636	1,877,961	(2,670)	6,153,482	37,539,297
Net change in unrealized appreciation (depreciation) on investments	(4,376,178)	(882,239)	75,821	(18,196,750)	15,684,093

Net Increase (Decrease) in net assets resulting from operations	(2,620,770)	1,871,856	62,261	(14,282,962)	51,584,491

From Unit Transactions:
Contributions	7,490,555	9,478,439	1,686,369	20,373,564	22,001,518
Withdrawals	(5,053,131)	(6,441,807)	(106,458)	(32,488,201)	(34,507,615)
Net transfers	(5,831,841)	(13,473,648)	3,588,277	(9,949,392)	(11,988,880)
Contract fees (Note 3)	(629)	(810)	—	(16,098)	(17,386)

Net Increase (Decrease) from unit transactions	(3,395,046)	(10,437,826)	5,168,188	(22,080,127)	(24,512,363)

Net Increase (Decrease) in Net Assets	(6,015,816)	(8,565,970)	5,230,449	(36,363,089)	27,072,128
Net Assets:
Beginning of Year	44,069,650	52,635,620	—	283,204,319	256,132,191

End of Year	$38,053,834	$44,069,650	$5,230,449	$246,841,230	$283,204,319

†	For the period from July 2, 2018 (initial offering date of units) to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	American Funds		Calvert		DWS
	New World Fund		VP SRI Balanced Portfolio		Capital Growth VIP
	2018	2017	2018	2017	2018	2017
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$47,860	$60,509	$1,091,401	$1,374,372	$(537,866)	$(406,648)
Net realized gain (loss) on investments	483,167	26,349	12,345,049	2,609,464	39,657,659	29,399,954
Net change in unrealized appreciation (depreciation) on investments	(2,362,276)	2,199,693	(17,271,380)	8,183,885	(47,091,989)	37,962,261

Net Increase (Decrease) in net assets resulting from operations	(1,831,249)	2,286,551	(3,834,930)	12,167,721	(7,972,196)	66,955,567

From Unit Transactions:
Contributions	2,798,695	3,025,989	10,621,971	10,299,251	24,824,357	21,485,250
Withdrawals	(1,219,058)	(1,076,153)	(16,729,079)	(14,478,718)	(44,682,147)	(38,394,877)
Net transfers	(1,642,377)	1,140,186	(750,428)	(2,383,028)	9,321,956	7,333,342
Contract fees (Note 3)	(418)	(398)	(37,050)	(39,137)	(25,405)	(23,961)

Net Increase (Decrease) from unit transactions	(63,158)	3,089,624	(6,894,586)	(6,601,632)	(10,561,239)	(9,600,246)

Net Increase (Decrease) in Net Assets	(1,894,407)	5,376,175	(10,729,516)	5,566,089	(18,533,435)	57,355,321
Net Assets:
Beginning of Year	12,431,771	7,055,596	118,494,783	112,928,694	328,855,423	271,500,102

End of Year	$10,537,364	$12,431,771	$107,765,267	$118,494,783	$310,321,988	$328,855,423

	MFS	Oppenheimer		PIMCO
	VIT III Mid Cap Value Portfolio†	Main Street Fund/VA		VIT Real Return Portfolio
	2018	2018	2017	2018	2017
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$997	$235,823	$280,385	$427,911	$374,879
Net realized gain (loss) on investments	6,494	6,039,262	1,750,311	(209,919)	(91,810)
Net change in unrealized appreciation (depreciation) on investments	(37,477)	(10,503,719)	5,849,897	(759,161)	323,165

Net Increase (Decrease) in net assets resulting from operations	(29,986)	(4,228,634)	7,880,593	(541,169)	606,234

From Unit Transactions:
Contributions	156,475	6,234,568	7,047,798	3,729,680	3,577,448
Withdrawals	(163)	(6,381,176)	(6,815,595)	(2,411,826)	(2,660,686)
Net transfers	160,164	(6,422,337)	(315,170)	(1,381,911)	724,143
Contract fees (Note 3)	(1)	(3,211)	(3,357)	(334)	(208)

Net Increase (Decrease) from unit transactions	316,475	(6,572,156)	(86,324)	(64,391)	1,640,697

Net Increase (Decrease) in Net Assets	286,489	(10,800,790)	7,794,269	(605,560)	2,246,931
Net Assets:
Beginning of Year	—	56,645,364	48,851,095	20,550,089	18,303,158

End of Year	$286,489	$45,844,574	$56,645,364	$19,944,529	$20,550,089

†	For the period from July 2, 2018 (initial offering date of units) to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	T. Rowe Price
	Blue Chip Growth Portfolio
	2018	2017
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$6,642,616	$(677,184)
Net realized gain (loss) on investments	4,221,836	2,236,671
Net change in unrealized appreciation (depreciation) on investments	(14,376,241)	29,535,687

Net Increase (Decrease) in net assets resulting from operations	(3,511,789)	31,095,174

From Unit Transactions:
Contributions	43,896,290	26,341,430
Withdrawals	(27,634,033)	(13,574,553)
Net transfers	58,282,621	59,528,762
Contract fees (Note 3)	(3,597)	(2,136)

Net Increase (Decrease) from unit transactions	74,541,281	72,293,503

Net Increase (Decrease) in Net Assets	71,029,492	103,388,677
Net Assets:
Beginning of Year	165,894,746	62,506,069

End of Year	$236,924,238	$165,894,746

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

1. Significant Accounting Policies and Organization

Mutual of America Separate Account No. 2 (“Separate Account No. 2”) of Mutual of America Life Insurance Company (“the Company”) was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust. It is registered as such under the Investment Company Act of 1940. As of December 31, 2018, Separate Account No. 2 consists of 43 distinct Subaccounts. Each invests in shares of one of 27 funds of Mutual of America Investment Corporation: the Money Market, All America, Equity Index, Mid-Cap Equity Index, Mid Cap Value, Small Cap Growth, Small Cap Value, Small Cap Equity Index, Composite, Bond, Mid-Term Bond, International, Conservative Allocation, Moderate Allocation, Aggressive Allocation, Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement and 2060 Retirement Funds; the VIP Equity-Income, VIP Contrafund, VIP Asset Manager and VIP Mid Cap Portfolios of Fidelity Investments Variable Insurance Products Funds (“Fidelity”); the VIF Diversified Value, VIF International, VIF Real Estate Index Portfolios and VIF Total Bond Market Index Portfolios of Vanguard Variable Insurance Funds (“Vanguard”); the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. (“American Century”); the New World Fund of the American Funds Insurance Series (“American Funds”); the VP SRI Balanced Portfolio of Calvert Variable Series, Inc. (“Calvert”); the Capital Growth VIP fund of Deutsche DWS Variable Series I (“DWS”); the MFS VIT III Mid Cap Value Portfolio of the MFS Variable Investment Trust III (“MFS”); the Main Street Fund/VA of Oppenheimer Variable Account Funds (“Oppenheimer”); the VIT Real Return Portfolio of the PIMCO Variable Insurance Trust (“PIMCO”); and the Blue Chip Growth Portfolio of the T. Rowe Price Equity Series, Inc. (“T. Rowe Price”).

The Mutual of America 2055 Retirement Fund became available to Separate Account No. 2 as an investment alternative on October 1, 2016. On July 2, 2018, the Mutual of America Small Cap Equity Index Fund, the Mutual of America 2060 Retirement Fund, the Vanguard VIF Total Bond Market Index Portfolio and the MFS VIT III Mid Cap Value Portfolio became available to Separate Account No. 2 as investment alternatives.

Separate Account No. 2 was formed by the Company to support the operations of the Company’s group and individual variable accumulation annuity contracts (“Contracts”). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2’s assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

The Subaccounts follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services – Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures regarding the reported amounts of revenue and expenses during the reporting period. Actual results, however, may differ from those estimates.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

1. Significant Accounting Policies and Organization (Continued)

The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with GAAP:

Fair Value — Separate Account No. 2 values its investments at fair value. Fair value is an estimate of the price Separate Account No. 2 would receive upon selling an investment in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including Separate Account No. 2’s own assumptions in determining the fair value of investments).

As of December 31, 2018, management determined that the fair value inputs for all of Separate Account No. 2 investments, which consist solely of investments in mutual funds registered with the SEC, were considered Level 1. The inputs used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value Separate Account No. 2’s investments as of December 31, 2018:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value:
Mutual of America Investment Corporation Funds:
Equity Index Fund	$664,418,303	—	—	$664,418,303
All America Fund	$217,437,284	—	—	$217,437,284
Small Cap Value Fund	$152,643,140	—	—	$152,643,140
Small Cap Growth Fund	$197,274,787	—	—	$197,274,787
Small Cap Equity Index Fund	$5,596,808	—	—	$5,596,808
Mid Cap Value Fund	$46,444,692	—	—	$46,444,692
Mid-Cap Equity Index Fund	$394,434,587	—	—	$394,434,587
Composite Fund	$152,251,464	—	—	$152,251,464
International Fund	$23,430,491	—	—	$23,430,491
Money Market Fund	$48,161,114	—	—	$48,161,114
Mid-Term Bond Fund	$96,393,349	—	—	$96,393,349
Bond Fund	$211,536,614	—	—	$211,536,614
Retirement Income Fund	$58,676,742	—	—	$58,676,742
2010 Retirement Fund	$16,213,859	—	—	$16,213,859
2015 Retirement Fund	$96,871,835	—	—	$96,871,835
2020 Retirement Fund	$343,316,813	—	—	$343,316,813
2025 Retirement Fund	$442,453,617	—	—	$442,453,617
2030 Retirement Fund	$385,322,414	—	—	$385,322,414
2035 Retirement Fund	$309,259,165	—	—	$309,259,165

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

1. Significant Accounting Policies and Organization (Continued)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
2040 Retirement Fund	$252,908,613	—	—	$252,908,613
2045 Retirement Fund	$281,446,716	—	—	$281,446,716
2050 Retirement Fund	$172,838,433	—	—	$172,838,433
2055 Retirement Fund	$38,713,273	—	—	$38,713,273
2060 Retirement Fund	$2,132,215	—	—	$2,132,215
Conservative Allocation Fund	$105,699,125	—	—	$105,699,125
Moderate Allocation Fund	$272,917,148	—	—	$272,917,148
Aggressive Allocation Fund	$197,955,714	—	—	$197,955,714
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	$221,162,296	—	—	$221,162,296
VIP Asset Manager — “Initial” Class	$120,307,392	—	—	$120,307,392
VIP Contrafund — “Initial” Class	$585,671,932	—	—	$585,671,932
VIP Mid Cap — “Initial” Class	$151,211,923	—	—	$151,211,923
Vanguard Portfolios:
VIF Diversified Value	$152,750,701	—	—	$152,750,701
VIF International	$275,800,525	—	—	$275,800,525
VIF Real Estate Index	$38,053,847	—	—	$38,053,847
VIF Total Bond Market Index	$5,230,430	—	—	$5,230,430
American Century VP Capital Appreciation Fund — Class “Y”	$246,814,669	—	—	$246,814,669
American Funds New World Fund — Class “1”	$10,537,364	—	—	$10,537,364
Calvert VP SRI Balanced Portfolio — Class “I”	$107,764,732	—	—	$107,764,732
DWS Capital Growth VIP — Class “A”	$310,162,919	—	—	$310,162,919
MFS VIT III Mid Cap Value Portfolio — “Initial” Class	$286,489	—	—	$286,489
Oppenheimer Main Street Fund/VA — Non-Service Shares	$45,844,356	—	—	$45,844,356
PIMCO VIT Real Return Portfolio — “Institutional” Class	$19,945,840	—	—	$19,945,840
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth” Class	$236,924,134	—	—	$236,924,134

During 2018, there were no transfers of investments between Level 1, Level 2 or Level 3.

Investment Valuation — Investments are made in shares of Mutual of America Investment Corporation, Fidelity, Vanguard, American Century, American Funds, Calvert, DWS, MFS, Oppenheimer, PIMCO and T. Rowe Price (“Underlying Funds”), and are fair valued based on the reported net asset values of the respective funds or portfolios, which in turn value their investments at fair value.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

1. Significant Accounting Policies and Organization (Continued)

Investment Income — Dividend distributions made by the Underlying Funds, representing a distribution of their accumulated income are recognized as investment income while distributions of capital gains are recognized as realized gains from distributions. All dividend distributions and distributions of capital gains are recognized on the ex-dividend dates of each Underlying Fund by each Subaccount and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividends and distributions paid to the Subaccounts has no impact on their respective unit values.

Investment Transactions — Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis. Effective January 1, 2018, the Company switched from the average cost method to the FIFO method for accounting for the cost of shareholder transactions and was applied on a prospective basis.

Federal Income Taxes — Separate Account No. 2 is treated as a part of the Company and not taxed separately as a “regulated investment company” under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements. Taxes are generally the responsibility of contract owners upon termination or withdrawal.

2. Investments

The number of shares owned by Separate Account No. 2 (rounded to the nearest share) and their respective net asset values (rounded to the nearest cent) per share at December 31, 2018 were as follows:

	Number of Shares	Net Asset Value Per Share
Mutual of America Investment Corporation Funds:
Equity Index Fund	175,984,476	$3.78
All America Fund	106,086,684	2.05
Small Cap Value Fund	112,388,997	1.36
Small Cap Growth Fund	156,269,759	1.26
Small Cap Equity Index Fund	6,760,752	0.83
Mid Cap Value Fund	34,680,042	1.34
Mid-Cap Equity Index Fund	204,232,898	1.93
Composite Fund	90,908,988	1.67
International Fund	30,585,713	0.77
Money Market Fund	39,427,943	1.22
Mid-Term Bond Fund	94,096,087	1.02
Bond Fund	150,393,952	1.41
Retirement Income Fund	52,479,632	1.12
2010 Retirement Fund	17,610,089	0.93
2015 Retirement Fund	99,592,093	0.97
2020 Retirement Fund	305,235,346	1.12
2025 Retirement Fund	368,141,342	1.20
2030 Retirement Fund	311,749,273	1.24
2035 Retirement Fund	248,893,325	1.24
2040 Retirement Fund	206,775,542	1.22

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

2. Investments (Continued)

	Number of Shares	Net Asset Value Per Share
2045 Retirement Fund	231,753,829	$1.21
2050 Retirement Fund	118,040,978	1.46
2055 Retirement Fund	35,123,223	1.10
2060 Retirement Fund	2,383,495	0.89
Conservative Allocation Fund	90,725,592	1.17
Moderate Allocation Fund	197,037,866	1.39
Aggressive Allocation Fund	129,409,801	1.53
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	10,857,256	20.37
VIP Asset Manager — “Initial” Class	8,794,400	13.68
VIP Contrafund — “Initial” Class	18,228,196	32.13
VIP Mid Cap — “Initial” Class	5,008,676	30.19
Vanguard Portfolios:
VIF Diversified Value	10,659,505	14.33
VIF International	11,918,778	23.14
VIF Real Estate Index	3,289,010	11.57
VIF Total Bond Market Index	453,243	11.54
American Century VP Capital Appreciation Fund — Class “Y”	17,344,671	14.23
American Funds New World Fund — Class “1”	502,258	20.98
Calvert VP SRI Balanced Portfolio — Class “I”	55,548,831	1.94
DWS Capital Growth VIP — Class “A”	11,373,778	27.27
MFS VIT III Mid Cap Value Portfolio — “Initial” Class	38,610	7.42
Oppenheimer Main Street Fund/VA — Non-Service Shares	1,709,972	26.81
PIMCO VIT Real Return Portfolio — “Institutional” Class	1,683,193	11.85
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth” Class	7,694,840	30.79

The cost of investment purchases and proceeds from sales of investments for the year ended December 31, 2018 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund	Mid Cap Value Fund
Cost of investment purchases	$37,866,087	$3,490,193	$2,018,214	$5,642,225	$6,797,974	$3,835,785

Proceeds from sales of investments	$44,702,959	$28,219,287	$21,768,291	$22,983,215	$241,925	$10,647,063

	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$7,727,665	$6,549,622	$2,293,076	$12,698,139	$3,915,948	$3,080,773

Proceeds from sales of investments	$43,281,777	$12,684,682	$2,938,690	$7,563,477	$12,092,242	$27,503,617

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

2. Investments (Continued)

	Retirement Income Fund	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Cost of investment purchases	$12,304,155	$1,711,859	$8,375,164	$35,418,073	$61,177,765	$64,410,456

Proceeds from sales of investments	$11,364,527	$2,503,719	$16,827,542	$26,606,683	$15,364,684	$8,753,212

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	2060 Retirement Fund
Cost of investment purchases	$48,425,726	$38,808,485	$36,434,820	$38,434,246	$25,815,826	$2,429,320

Proceeds from sales of investments	$7,073,955	$4,929,277	$7,672,834	$2,800,084	$1,221,928	$113,120

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Fidelity VIP Equity- Income Portfolio	Fidelity VIP Asset Manager Portfolio	Fidelity VIP Contrafund Portfolio
Cost of investment purchases	$9,460,054	$15,244,617	$6,312,810	$2,248,482	$4,191,384	$1,668,696

Proceeds from sales of investments	$11,463,271	$18,659,664	$15,833,735	$33,715,862	$16,463,761	$80,419,937

	Fidelity VIP Mid Cap Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	American Century VP Capital Appreciation Fund
Cost of investment purchases	$4,714,821	$5,754,020	$10,813,530	$3,002,805	$5,648,285	$5,999,075

Proceeds from sales of investments	$19,406,823	$20,831,743	$25,676,053	$6,626,270	$491,006	$30,354,376

	American Funds New World Fund	Calvert VP SRI Balanced Portfolio	DWS Capital Growth VIP	MFS VIT III Mid Cap Value Portfolio	Oppenheimer Main Street Fund/VA	PIMCO VIT Real Return Portfolio
Cost of investment purchases	$2,058,924	$4,637,581	$15,599,007	$346,914	$2,041,793	$4,077,990

Proceeds from sales of investments	$2,196,992	$12,449,752	$29,305,044	$30,810	$8,988,583	$4,222,700

	T. Rowe Price Blue Chip Growth Portfolio
Cost of investment purchases	$89,551,431

Proceeds from sales of investments	$16,002,637

3. Expenses

The following charges are made by the Company from the value of net assets of the funds:

Administrative Charges — In connection with its administrative functions, the Company deducted daily charges from the value of the net assets of all Subaccounts. Prior to July 1, 2015, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee Units; at an annual rate of .20% for Tier 2 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective from July 1, 2015 to

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

3. Expenses (Continued)

June 30, 2017, these fees were deducted at an annual rate of .10% for Tier 1 Reduced Fee Units; at an annual rate of .15% for Tier 2 Reduced Fee Units; at an annual rate of .20% for Tier 3 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective October 1, 2016, the fees deducted at an annual rate for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity (“FPA”) Contracts were reduced to .35% from 0.50%. There was no change in the annual rate charged for Tier 1 Reduced Fee Units, Tier 2 Reduced Fee Units or Tier 3 Reduced Fee Units. Effective July 1, 2017, these fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of .40% for Tier 5 Reduced Fee Units; at an annual rate of .60% for Standard Units; and at an annual rate of 1.10% for Inactive Units. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

Distribution Expense Charge — As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducted daily charges from the value of the net assets of each Subaccount to cover such expenses. Prior to July 1, 2015, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee Units; at an annual rate of .20% for Tier 2 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective from July 1, 2015 to June 30, 2017, these fees were deducted at an annual rate of .10% for Tier 1 Reduced Fee Units; at an annual rate of .15% for Tier 2 Reduced Fee Units; at an annual rate of .20% for Tier 3 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective October 1, 2016, the fees deducted at an annual rate for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts were reduced to .35% from 0.50%. There was no change in the annual rate charged for Tier 1 Reduced Fee Units, Tier 2 Reduced Fee Units or Tier 3 Reduced Fee Units. Effective July 1, 2017, these fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of .35% for Tier 5 Reduced Fee Units; at an annual rate of .55% for Standard Units; and at an annual rate of .35% for Inactive Units. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

Expense Risk Charge — For assuming expense risks under the Contracts, the Company deducted daily charges from the value of the net assets of each Subaccount. Prior to July 1, 2015, these fees were deducted at an annual rate of .20%. Effective from July 1, 2015 to June 30, 2017, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee and Tier 2 Reduced Fee Units; and at an annual rate of .20% for Tier 3 Reduced Fee and Standard Units, including Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts. Effective July 1, 2017, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee, Tier 2 Reduced Fee Units and Tier 3 Reduced Fee Units; and at an annual rate of .20% for Tier 4 Reduced Fee Units, Tier 5 Reduced Fee Units, Standard Units and Inactive Units. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

Prior to July 1, 2015, Participants in plans with assets of at least $5 million (measured on the last day of each calendar quarter for eligibility in the following quarter) and where the Employer is using Hotline Plus, were issued Tier 1 Reduced Fee Units in the Separate Accounts. Also, Participants in plans with

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

3. Expenses (Continued)

assets of at least $2 million but less than $5 million (measured on the last day of each calendar quarter for eligibility in the following quarter) and where the Employer is using Hotline Plus, were issued Tier 2 Reduced Fee Units in the Separate Accounts.

Effective from July 1, 2015 to June 30, 2017, Participants that had previously qualified to receive Tier 1 Reduced Fee Units but with assets in plans in the Separate Accounts of at least $20 million remained in Tier 1 Reduced Fee Units. Participants that had previously qualified to receive Tier 1 Reduced Fee Units but with assets in plans in the Separate Accounts of less than $20 million but greater than $5 million were issued Tier 2 Reduced Fee Units. Participants that had previously qualified to receive Tier 2 Reduced Fee Units with assets in plans in the Separate Accounts of less than $5 million but greater than $2 million were issued Tier 3 Reduced Fee Units. The effective rate of total Separate Account charges during 2015 were ..42% for Tier 1 Reduced Fee Units, .47% for Tier 2 Reduced Fee Units and .60% for Tier 3 Reduced Fee Units. These fees were subject to reduction as noted below for all plans with assets in the American Century VP Capital Appreciation Fund, MFS VIT III Mid Cap Value Portfolio, PIMCO VIT Real Return Portfolio, Fidelity VIP Portfolios and T. Rowe Price Blue Chip Growth Portfolio.

Prior to October 1, 2016, total Separate Account charges to Standard Units for Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts were 1.20%. Effective October 1, 2016, these fees were deducted at an annual rate of .90%. The effective rate of total Separate Account Charges during 2016 were 1.12% for Traditional IRA, Roth IRA, Inherited IRA and FPA Contract units. The total Separate Account charges for Standard Units of the remaining contracts remained 1.20%. These fees were subject to reduction as noted below for all plans with assets in the American Century VP Capital Appreciation Fund, MFS VIT III Mid Cap Value Portfolio, PIMCO VIT Real Return Portfolio, Fidelity VIP Portfolios and T. Rowe Price Blue Chip Growth Portfolio.

Effective July 1, 2017, total assets in Separate Accounts plans were combined with any assets held in the General Account (aggregated total assets) to determine eligibility for Reduced Fees. Any entity affiliated with an Employer that is participating in the Employer’s Plan, will be eligible for Reduced Fees provided that the aggregated total assets of the Employer and the affiliated entities in the Employer’s Plan meet the eligibility criteria for the applicable Reduced Fees and the Employer’s Plan is remitting premiums and using Mutual of America SponsorConnect®. We will aggregate the total assets of Employer Plans that are maintained by a ‘controlled group’ of companies or entities, which includes a group of corporations under section 414(b), a group of trades or businesses under common control under section 414(c), or an affiliated service group under section 414(m) of the Internal Revenue Code of 1986 and that, in accordance with the instructions for Form 5500, file Form 5500 with the Employee Benefits Security Administration as a ‘controlled group.’ For plans that do not file Form 5500s, we will aggregate the total assets of plans maintained by a controlled group, as defined under Treas. Reg. 1.414(c)-5, upon written representation from the employer as to its status as a controlled group. In addition, participants with aggregated total assets of at least the amounts listed in the table below qualified for Reduced Fees and were issued Units in the corresponding tiers:

Total Assets
Tier 1 Reduced Fee	$50 million
Tier 2 Reduced Fee	$25 million
Tier 3 Reduced Fee	$5 million
Tier 4 Reduced Fee	$2 million
Tier 5 Reduced Fee	$1 million

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

3. Expenses (Continued)

Also effective July 1, 2017, the Separate Account charges for a Contract funding an Inactive Plan are 1.65%. A Plan will be considered to be an Inactive Plan as of the last day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

The table below shows the changes to the Standard and Reduced Fee tiers held by Contractholders as a result of the July 1, 2017 changes to Separate Account charges, along with the corresponding annual total Separate Account expense charge and qualifying asset levels:

Before July 1, 2017:			After July 1, 2017:
Units Held	Separate Account Annual Expense Rate	Minimum Qualified Separate Account Assets	Units Held	Separate Account Annual Expense Rate	Minimum Qualified Aggregated Total Assets
Tier 1 Reduced Fee	.35%	$20 million	Tier 1 Reduced Fee	.25%	$50 million
			Tier 2 Reduced Fee	.35%	$25 million
Tier 2 Reduced Fee	.45%	$5 million	Tier 3 Reduced Fee	.45%	$5 million
Tier 3 Reduced Fee	.60%	$2 million	Tier 4 Reduced Fee	.60%	$2 million
Standard	1.20%	Less than $2 million	Tier 5 Reduced Fee	.95%	$1 million
			Standard	1.35%	Less than $1 million

Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted and are reflected as unit transactions in the accompanying financial statements under “Contract fees” in the Statements of Changes in Net Assets.

On October 9, 2017, all assets of the American Century Subaccount were invested in a new share class of the American Century VP Capital Appreciation Fund, Class Y, with total fund operating expenses at the end of 2017 of 0.62% (annualized, net of expense waivers), rather than the previous share class, Class I, with total fund operating expenses at the end of 2017 of 0.99% (net of expense waivers). As of that date, the investment adviser for the American Century VP Capital Appreciation Fund ceased to reimburse us for administrative expenses, and therefore no further reductions to the American Century Subaccount occurred as a result of discontinuing the reimbursement arrangement. The effective administrative rate charged in 2017 was at an annual rate of .71% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts; at an annual rate of .11% for Tier 1 Reduced Fee Units; at an annual rate of .16% for Tier 2 Reduced Fee Units; at an annual rate of .26% for Tier 3 Reduced Fee Units; at an annual rate of .41% for Tier 4 Reduced Fee Units; at an annual rate of .88% for Tier 5 Reduced Fee Units; at an annual rate of 1.08% for Standard Units; and at an annual rate of 1.23% for Inactive Units.

During December 2017, the Mutual of America separate account assets in the T. Rowe Price Blue Chip Growth Portfolio exceeded $250,000,000. As a result, effective December 1, 2017, the investment

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

3. Expenses (Continued)

adviser for the T. Rowe Price Blue Chip Growth Portfolio increased the reimbursement to the Company to an annual rate of .25% from .15%. From December 1, 2017 through March 13, 2018, the T. Rowe Price Subaccounts continued to be credited at the lower reimbursement rate of .15%. To correct for the overcharge of expenses during this period, the Company increased the value of units in the Subaccounts in March of 2018 so that the total effective rate charged in 2017 was at an annual rate of .74% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts; at an annual rate of .14% for Tier 1 Reduced Fee Units; at an annual rate of .19% for Tier 2 Reduced Fee Units; at an annual rate of .29% for Tier 3 Reduced Fee Units; at an annual rate of .44% for Tier 4 Reduced Fee Units; at an annual rate of .92% for Tier 5 Reduced Fee Units; at an annual rate of 1.12% for Standard Units; and at an annual rate of 1.27% for Inactive Units.

The expense rates contained in Note 4 of the Financial Highlights reflect the weighted average of the expense charge in effect during the year.

Annual Separate Account expenses before July 1, 2015 are summarized, as follows:

	Standard		Tier 1 Reduced Fee		Tier 2 Reduced Fee
Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk	.20%		.20%		.20%
Administrative Charges	.50%		.15%		.20%
Distribution Expense Charge	.50%		.15%		.20%

Total Separate Account Annual Expenses	1.20	%(a)	.50	%(a)	.60	%(a)

Annual Separate Account expenses effective July 1, 2015 and before July 1, 2017 are summarized, as follows:

	Standard		Tier 1 Reduced Fee		Tier 2 Reduced Fee		Tier 3 Reduced Fee
Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk	.20%		.15%		.15%		.20%
Administrative Charges	.50%		.10%		.15%		.20%
Distribution Expense Charge	.50%		.10%		.15%		.20%

Total Separate Account Annual Expenses	1.20	%(a)	.35	%(a)	.45	%(a)	.60	%(a)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

3. Expenses (Continued)

Annual Separate Account expenses effective July 1, 2017 are summarized, as follows:

	Standard		Tier 1 Reduced Fee		Tier 2 Reduced Fee		Tier 3 Reduced Fee		Tier 4 Reduced Fee		Tier 5 Reduced Fee		Voluntary Employee Contribution and Inactive Plans
Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk	.20%		.15%		.15%		.15%		.20%		.20%		.20%
Administrative Charges	.60%		.05%		.10%		.15%		.20%		.40%		1.10%
Distribution Expense Charge	.55%		.05%		.10%		.15%		.20%		.35%		.35%

Total Separate Account Annual Expenses	1.35	%(a)	.25	%(a)	.35	%(a)	.45	%(a)	.60	%(a)	.95	%(a)	1.65	%(a)

Annual Separate Account expenses for Traditional IRA, Roth IRA, Inherited IRA and FPA Contract units are summarized, as follows:

	Prior to October 1, 2016 for Traditional IRA, Roth IRA, Inherited IRA and FPA Standard		Effective October 1, 2016 for Traditional IRA, Roth IRA, Inherited IRA and FPA Standard
Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk	.20%		.20%
Administrative Charges	.50%		.35%
Distribution Expense Charge	.50%		.35%

Total Separate Account Annual Expenses	1.20	%(a)	.90	%(a)

(a)

Adviser Reimbursements. All Contracts with assets invested in the American Century VP Capital Appreciation Fund, up until October 9, 2017, Fidelity portfolios, PIMCO Variable Insurance Trust Real Return Institutional Portfolio and T. Rowe Price Blue Chip Growth Portfolio qualified for a reduction in the fees they paid equal to reimbursements the Company received from service providers to those funds. The investment adviser for the American Century VP Capital Appreciation Fund reimbursed the Company at an annual rate of .25% for administrative expenses until October 9, 2017; the principal underwriter for the MFS VIT III Mid Cap Value Portfolio reimbursed the Company at an annual rate of .25% for certain services the Company provided; the investment adviser and distributor for the PIMCO Variable Trust Real Return Institutional Portfolio reimbursed the Company at an annual rate of .10% for certain services the Company provided; the transfer agent and distributor for the four Fidelity portfolios reimbursed the Company at an annual rate of .10% for certain services that the Company provided; and the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio reimbursed the Company at an annual rate of .15% for administrative expenses the Company provided, or at an annual rate of .25% if the aggregate dollar value of the shares that fund held in Mutual of America separate accounts exceeded $250,000,000 at all times during a month.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights

Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units

	Mutual of America Investment Corporation
	Equity Index Fund(2)			All America Fund(2)			Small Cap Value Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Unit value, beginning of year	$7.105	$5.893	$5.331	$19.697	$16.645	$15.100	$2.447	$2.280	$1.921

Unit value, end of year	$6.719	$7.105	$5.893	$17.905	$19.697	$16.645	$2.071	$2.447	$2.280

Units outstanding (000’s), beginning of year/period(1)	22,054	19,676	—	2,957	2,915	—	15,011	14,961	—
Units Issued (000’s)(1)	8,717	6,413	20,959	548	387	3,099	2,184	3,640	15,473
Units Redeemed (000’s)(1)	(5,900)	(4,035)	(1,283)	(491)	(345)	(184)	(2,915)	(3,590)	(512)

Units Outstanding (000’s), end of year/period(1)	24,871	22,054	19,676	3,014	2,957	2,915	14,280	15,011	14,961

Net Assets (000’s), end of year/period	$167,118	$156,686	$115,960	$53,962	$58,245	$48,529	$29,582	$36,732	$34,117

Expense Ratio (A)	0.90%	0.90%	1.12%	0.90%	0.90%	1.12%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	1.58%	1.60%	1.76%	1.27%	1.23%	1.36%	1.42%	0.56%	0.86%

Total Return (C)	-5.42%	20.55%	10.55%	-9.10%	18.33%	10.24%	-15.35%	7.31%	18.69%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016. Not applicable to the Mutual of America Small Cap Equity Index Fund.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Growth Fund(2)			Small Cap Equity Index Fund		Mid Cap Value Fund(2)			Mid-Cap Equity Index Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,			Period Ended December 31, 2018(3)		Years Ended December 31,
	2018	2017	2016			2018	2017	2016	2018	2017	2016
Unit value, beginning of year/period	$2.505	$2.041	$1.910	$10.000		$2.242	$1.969	$1.714	$4.801	$4.175	$3.503

Unit value, end of year/period	$2.171	$2.505	$2.041	$8.305		$1.909	$2.242	$1.969	$4.222	$4.801	$4.175

Units outstanding (000’s), beginning of year/period(1)	18,900	16,162	—	—		5,266	6,245	—	24,161	25,400	—
Units Issued (000’s)(1)	4,285	5,361	17,144	240		1,715	1,762	6,601	5,472	5,851	27,102
Units Redeemed (000’s)(1)	(4,567)	(2,623)	(982)	(14)		(2,557)	(2,741)	(356)	(5,980)	(7,090)	(1,702)

Units Outstanding (000’s), end of year/period(1)	18,618	18,900	16,162	226		4,424	5,266	6,245	23,653	24,161	25,400

Net Assets (000’s), end of year/period	$40,425	$47,343	$32,993	$1,873		$8,444	$11,805	$12,293	$99,857	$115,992	$106,037

Expense Ratio (A)	0.90%	0.90%	1.12%	0.90%	(D)	0.90%	0.90%	1.12%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	0.01%	0.02%	—	1.22%	(E)	1.67%	1.04%	1.30%	1.35%	1.10%	1.24%

Total Return (C)	-13.32%	22.71%	6.89%	-16.95%	(E)	-14.85%	13.88%	14.88%	-12.06%	15.00%	19.16%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016. Not applicable to the Mutual of America Small Cap Equity Index Fund.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Composite Fund(2)			International Fund(2)			Money Market Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Unit value, beginning of year	$10.525	$9.369	$8.780	$1.045	$0.847	$0.842	$2.336	$2.341	$2.365

Unit value, end of year	$10.095	$10.525	$9.369	$0.897	$1.045	$0.847	$2.355	$2.336	$2.341

Units outstanding (000’s), beginning of year/period(1)	3,726	3,511	—	2,592	2,110	—	624	584	—
Units Issued (000’s)(1)	910	572	3,637	555	929	2,147	809	249	757
Units Redeemed (000’s)(1)	(607)	(357)	(126)	(823)	(447)	(37)	(478)	(209)	(173)

Units Outstanding (000’s), end of year/period(1)	4,029	3,726	3,511	2,324	2,592	2,110	955	624	584

Net Assets (000’s), end of year/period	$40,672	$39,220	$32,891	$2,085	$2,708	$1,787	$2,250	$1,458	$1,368

Expense Ratio (A)	0.90%	0.90%	1.12%	0.90%	0.90%	1.12%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	2.06%	2.04%	2.05%	2.24%	2.16%	2.23%	0.25%	0.12%	—

Total Return (C)	-4.08%	12.34%	6.71%	-14.14%	23.35%	0.55%	0.79%	-0.21%	-0.99%

	Mutual of America Investment Corporation
	Mid-Term Bond Fund(2)			Bond Fund(2)			Retirement Income Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Unit value, beginning of year	$2.417	$2.384	$2.329	$6.431	$6.263	$6.050	$1.510	$1.420	$1.352

Unit value, end of year	$2.409	$2.417	$2.384	$6.383	$6.431	$6.263	$1.479	$1.510	$1.420

Units outstanding (000’s), beginning of year/period(1)	7,040	7,483	—	6,056	6,014	—	6,992	5,384	—
Units Issued (000’s)(1)	768	1,333	7,852	943	1,491	6,544	2,864	3,492	5,734
Units Redeemed (000’s)(1)	(1,592)	(1,776)	(369)	(1,484)	(1,449)	(530)	(2,928)	(1,884)	(350)

Units Outstanding (000’s), end of year/period(1)	6,216	7,040	7,483	5,515	6,056	6,014	6,928	6,992	5,384

Net Assets (000’s), end of year/period	$14,973	$17,016	$17,836	$35,199	$38,946	$37,667	$10,245	$10,560	$7,644

Expense Ratio (A)	0.90%	0.90%	1.12%	0.90%	0.90%	1.12%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	2.12%	2.14%	2.59%	2.64%	2.70%	2.76%	1.71%	1.85%	2.12%

Total Return (C)	-0.34%	1.39%	2.34%	-0.74%	2.67%	3.53%	-2.10%	6.38%	4.99%

(1)	Unit activity in 2016 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2010 Retirement Fund(2)			2015 Retirement Fund(2)			2020 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Unit value, beginning of year	$1.530	$1.416	$1.340	$1.551	$1.415	$1.329	$1.590	$1.426	$1.328

Unit value, end of year	$1.487	$1.530	$1.416	$1.491	$1.551	$1.415	$1.512	$1.590	$1.426

Units outstanding (000’s), beginning of year/period(1)	2,588	2,834	—	18,174	17,444	—	40,834	32,047	—
Units Issued (000’s)(1)	485	1,009	3,064	5,070	5,295	18,375	14,978	14,875	34,582
Units Redeemed (000’s)(1)	(362)	(1,255)	(230)	(4,836)	(4,565)	(931)	(10,759)	(6,088)	(2,535)

Units Outstanding (000’s), end of year/period(1)	2,711	2,588	2,834	18,408	18,174	17,444	45,053	40,834	32,047

Net Assets (000’s), end of year/period	$4,032	$3,960	$4,013	$27,449	$28,196	$24,686	$68,127	$64,929	$45,703

Expense Ratio (A)	0.90%	0.90%	1.12%	0.90%	0.90%	1.12%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	1.96%	2.19%	2.27%	1.93%	2.03%	2.32%	1.74%	1.68%	1.92%

Total Return (C)	-2.81%	8.07%	5.67%	-3.89%	9.63%	6.51%	-4.90%	11.50%	7.35%

	Mutual of America Investment Corporation
	2025 Retirement Fund(2)			2030 Retirement Fund(2)			2035 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Unit value, beginning of year	$1.678	$1.479	$1.362	$1.756	$1.528	$1.396	$1.775	$1.529	$1.388

Unit value, end of year	$1.576	$1.678	$1.479	$1.628	$1.756	$1.528	$1.629	$1.775	$1.529

Units outstanding (000’s), beginning of year/period(1)	38,970	30,076	—	22,923	15,660	—	14,875	10,804	—
Units Issued (000’s)(1)	14,408	13,165	31,361	8,327	9,126	16,430	4,220	5,487	11,305
Units Redeemed (000’s)(1)	(9,868)	(4,271)	(1,285)	(3,552)	(1,863)	(770)	(1,689)	(1,416)	(501)

Units Outstanding (000’s), end of year/period(1)	43,510	38,970	30,076	27,698	22,923	15,660	17,406	14,875	10,804

Net Assets (000’s), end of year/period	$68,559	$65,376	$44,494	$45,083	$40,263	$23,926	$28,360	$26,400	$16,517

Expense Ratio (A)	0.90%	0.90%	1.12%	0.90%	0.90%	1.12%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	1.58%	1.44%	1.72%	1.46%	1.33%	1.65%	1.38%	1.25%	1.54%

Total Return (C)	-6.07%	13.40%	8.61%	-7.33%	14.96%	9.48%	-8.19%	16.09%	10.18%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2040 Retirement Fund(2)			2045 Retirement Fund(2)			2050 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Unit value, beginning of year	$1.775	$1.526	$1.382	$1.761	$1.511	$1.368	$1.724	$1.476	$1.335

Unit value, end of year	$1.619	$1.775	$1.526	$1.601	$1.761	$1.511	$1.559	$1.724	$1.476

Units outstanding (000’s), beginning of year/period(1)	9,695	7,487	—	8,305	6,677	—	4,779	3,473	—
Units Issued (000’s)(1)	4,406	3,008	7,935	2,837	2,291	6,773	1,821	1,653	3,845
Units Redeemed (000’s)(1)	(1,659)	(800)	(448)	(1,075)	(663)	(96)	(969)	(347)	(372)

Units Outstanding (000’s), end of year/period(1)	12,442	9,695	7,487	10,067	8,305	6,677	5,631	4,779	3,473

Net Assets (000’s), end of year/period	$20,145	$17,205	$11,422	$16,115	$14,628	$10,090	$8,778	$8,237	$5,125

Expense Ratio (A)	0.90%	0.90%	1.12%	0.90%	0.90%	1.12%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	1.35%	1.19%	1.48%	1.37%	1.19%	1.49%	1.21%	0.96%	1.07%

Total Return (C)	-8.77%	16.33%	10.41%	-9.11%	16.56%	10.43%	-9.56%	16.80%	10.53%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016. Not applicable to the Mutual of America 2060 Retirement Fund.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2055 Retirement Fund				2060 Retirement Fund		Conservative Allocation Fund(2)			Moderate Allocation Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,		Period Ended December 31, 2016(3)		Period Ended December 31, 2018(4)		Years Ended December 31,
	2018	2017					2018	2017	2016	2018	2017	2016
Unit value, beginning of year/period	$1.213	$1.038	$1.000		$10.000		$1.909	$1.769	$1.677	$2.480	$2.201	$2.040

Unit value, end of year/period	$1.096	$1.213	$1.038		$8.905		$1.853	$1.909	$1.769	$2.349	$2.480	$2.201

Units outstanding (000’s), beginning of year/period(1)	1,083	41	—		—		13,214	10,843	—	21,263	19,415	—
Units Issued (000’s)(1)	1,872	1,157	41		19		3,725	4,720	11,513	4,730	5,391	20,098
Units Redeemed (000’s)(1)	(568)	(115)	—	(D)	(2)		(3,153)	(2,349)	(670)	(3,950)	(3,543)	(683)

Units Outstanding (000’s), end of year/period(1)	2,387	1,083	41		17		13,786	13,214	10,843	22,043	21,263	19,415

Net Assets (000’s), end of year/period	$2,615	$1,314	$42		$148		$25,552	$25,231	$19,181	$51,780	$52,730	$42,726

Expense Ratio (A)	0.90%	0.90%	0.90%	(E)	0.90%	(E)	0.90%	0.90%	1.12%	0.90%	0.90%	1.12%

Investment Income Ratio (B)	0.59%	—	—		—		2.12%	2.12%	2.32%	1.89%	1.86%	2.17%

Total Return (C)	-9.70%	16.92%	3.77%	(F)	-10.95%	(F)	-2.93%	7.93%	5.51%	-5.27%	12.69%	7.86%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016. Not applicable to the Mutual of America 2060 Retirement Fund.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(3)	For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(4)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Less than 500 units.
(E)	Annualized.
(F)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation			Fidelity
	Aggressive Allocation Fund(2)			VIP Equity-Income Portfolio(2)						VIP Asset Manager Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2016	2018		2017		2016		2018		2017		2016
Unit value, beginning of year	$2.970	$2.570	$2.344	$79.807		$71.260		$61.004		$50.290		$44.427		$43.541

Unit value, end of year	$2.733	$2.970	$2.570	$72.604		$79.807		$71.260		$47.217		$50.290		$44.427

Units outstanding (000’s), beginning of year/period(1)	8,941	8,300	—	577		624		—		416		413		—
Units Issued (000’s)(1)	1,468	1,686	8,674	90		114		654		71		91		454
Units Redeemed (000’s)(1)	(1,498)	(1,045)	(374)	(126)		(161)		(30)		(95)		(88)		(41)

Units Outstanding (000’s), end of year/period(1)	8,911	8,941	8,300	541		577		624		392		416		413

Net Assets (000’s), end of year/period	$24,357	$26,556	$21,327	$39,266		$46,056		$44,432		$18,529		$20,907		$18,360

Expense Ratio (A)	0.90%	0.90%	1.12%	0.80%	(D)	0.80%	(D)	1.02%	(D)	0.80%	(D)	0.80%	(D)	1.02%	(D)

Investment Income Ratio (B)	1.71%	1.57%	1.99%	2.21%		1.67%		2.38%		1.66%		1.88%		1.45%

Total Return (C)	-7.97%	15.58%	9.62%	-9.03%		11.99%		16.81%		-6.11%		13.19%		2.04%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.12% in 2016 and 0.90% in 2017 through 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Fidelity												Vanguard
	VIP Contrafund Portfolio(2)						VIP Mid Cap Portfolio(2)						VIF Diversified Value Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018		2017		2016		2018		2017		2016		2018	2017	2016
Unit value, beginning of year	$93.333		$77.195		$72.231		$88.272		$73.654		$66.301		$29.602	$26.397	$23.651

Unit value, end of year	$86.683		$93.333		$77.195		$74.835		$88.272		$73.654		$26.660	$29.602	$26.397

Units outstanding (000’s), beginning of year/period(1)	1,578		1,555		—		404		380		—		1,364	1,388	—
Units Issued (000’s)(1)	240		287		1,625		74		99		405		267	342	1,473
Units Redeemed (000’s)(1)	(314)		(264)		(70)		(89)		(75)		(25)		(341)	(366)	(85)

Units Outstanding (000’s), end of year/period(1)	1,504		1,578		1,555		389		404		380		1,290	1,364	1,388

Net Assets (000’s), end of year/period	$130,367		$147,292		$120,068		$29,119		$35,690		$28,012		$34,393	$40,389	$36,631

Expense Ratio (A)	0.80%	(D)	0.80%	(D)	1.02%	(D)	0.80%	(D)	0.80%	(D)	1.02%	(D)	0.90%	0.90%	1.12%

Investment Income Ratio (B)	0.70%		0.99%		0.79%		0.64%		0.70%		0.50%		2.57%	2.77%	2.66%

Total Return (C)	-7.12%		20.91%		6.87%		-15.22%		19.85%		11.09%		-9.94%	12.14%	11.61%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.12% in 2016 and 0.90% in 2017 through 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Vanguard								American Century
	VIF International Portfolio(2)			VIF Real Estate Index Portfolio(2)			VIF Total Bond Market Index Portfolio		VP Capital Appreciation Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,						Period Ended December 31, 2018(3)		Years Ended December 31,
	2018	2017	2016	2018	2017	2016			2018	2017		2016
Unit value, beginning of year/period	$35.837	$25.345	$25.152	$17.056	$16.426	$15.330	$10.000		$48.318	$39.905		$38.992

Unit value, end of year/period	$31.034	$35.837	$25.345	$15.997	$17.056	$16.426	$10.112		$45.525	$48.318		$39.905

Units outstanding (000’s), beginning of year/period(1)	1,626	1,438	—	478	664	—	—		1,147	1,164		—
Units Issued (000’s)(1)	368	462	1,512	117	181	1,031	147		260	253		1,287
Units Redeemed (000’s)(1)	(303)	(274)	(74)	(183)	(367)	(367)	(35)		(245)	(270)		(123)

Units Outstanding (000’s), end of year/period(1)	1,691	1,626	1,438	412	478	664	112		1,162	1,147		1,164

Net Assets (000’s), end of year/period	$52,474	$58,259	$36,451	$6,598	$8,151	$10,908	$1,132		$52,907	$55,416		$46,443

Expense Ratio (A)	0.90%	0.90%	1.12%	0.90%	0.90%	1.12%	0.90%	(E)	0.90%	0.71%	(D)	0.87%	(D)

Investment Income Ratio (B)	0.78%	1.06%	1.44%	3.04%	2.57%	2.08%	—		—	—		—

Total Return (C)	-13.40%	41.39%	0.77%	-6.21%	3.84%	7.15%	1.12%	(F)	-5.78%	21.08%		2.34%

(1)

Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016. Not applicable to the Vanguard Total Bond Market Index Portfolio and the MFS VIT III Mid Cap Value Portfolio.

(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 1.12% in 2016 and 0.90% in 2017.
(E)	Annualized.
(F)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	American Funds			Calvert			DWS			MFS
	New World Fund(2)			VP SRI Balanced Portfolio(2)			Capital Growth VIP(2)			VIT III Mid Cap Value Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,									Period Ended December 31, 2018(3)
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Unit value, beginning of year/period	$29.677	$23.085	$22.109	$5.779	$5.206	$4.882	$90.214	$72.077	$69.924	$10.000

Unit value, end of year/period	$25.106	$29.677	$23.085	$5.573	$5.779	$5.206	$87.972	$90.214	$72.077	$8.796

Units outstanding (000’s), beginning of year/period(1)	83	61	—	3,008	2,895	—	637	526	—	—
Units Issued (000’s)(1)	19	40	65	553	481	3,026	213	208	589	14
Units Redeemed (000’s)(1)	(23)	(18)	(4)	(406)	(368)	(131)	(108)	(97)	(63)	—	(H)

Units Outstanding (000’s), end of year/period(1)	79	83	61	3,155	3,008	2,895	742	637	526	14

Net Assets (000’s), end of year/period	$1,999	$2,466	$1,419	$17,587	$17,379	$15,073	$65,302	$57,478	$37,920	$127

Expense Ratio (A)	0.90%	0.90%	1.12%	0.90%	0.90%	1.12%	0.90%	0.90%	1.12%	0.65%	(E)(G)

Investment Income Ratio (B)	1.08%	1.35%	1.19%	1.77%	2.01%	1.86%	0.71%	0.71%	0.82%	0.90%	(F)

Total Return (C)	-15.40%	28.56%	4.41%	-3.55%	10.99%	6.65%	-2.48%	25.16%	3.08%	-12.04%	(F)

(1)

Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016. Not applicable to the Vanguard Total Bond Market Index Portfolio and the MFS VIT III Mid Cap Value Portfolio.

(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(E)	Annualized.
(F)	Not annualized.
(G)	Absent reimbursement by MFS, the expense ratio would have been 0.90%.
(H)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Oppenheimer			PIMCO						T. Rowe Price
	Main Street Fund/VA(2)			VIT Real Return Portfolio(2)						Blue Chip Growth Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2016	2018		2017		2016		2018		2017		2016
Unit value, beginning of year	$48.347	$41.730	$37.810	$13.543		$13.144		$12.640		$30.227		$22.368		$22.412

Unit value, end of year	$44.132	$48.347	$41.730	$13.149		$13.543		$13.144		$30.608		$30.227		$22.368

Units outstanding (000’s), beginning of year/period(1)	215	196	—	420		424		—		1,591		649		—
Units Issued (000’s)(1)	44	74	220	119		109		459		1,487		1,223		747
Units Redeemed (000’s)(1)	(68)	(55)	(24)	(173)		(113)		(35)		(792)		(281)		(98)

Units Outstanding (000’s), end of year/period(1)	191	215	196	366		420		424		2,286		1,591		649

Net Assets (000’s), end of year/period	$8,446	$10,377	$8,185	$4,808		$5,687		$5,568		$69,974		$48,100		$14,506

Expense Ratio (A)	0.90%	0.90%	1.12%	0.80%	(D)	0.80%	(D)	1.02%	(D)	0.65%	(E)	0.75%	(E)	0.97%	(E)

Investment Income Ratio (B)	1.16%	1.26%	1.10%	2.63%		2.53%		2.47%		3.36%		—		—

Total Return (C)	-8.72%	15.86%	10.37%	-2.90%		3.03%		3.99%		1.26%		35.13%		-0.20%

(1)	Unit activity in 2016 for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by PIMCO, the expense ratio would have been 1.12% in 2016 and 0.90% in 2017 through 2018.
(E)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 1.12% in 2016 and 0.90% in 2017 through 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

Tier 1 Reduced Fee Units*

	Mutual of America Investment Corporation
	Equity Index Fund(2)		All America Fund(2)		Small Cap Value Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2018	2017	2018	2017
Unit value, beginning of year	$7.639	$6.299	$21.179	$17.791	$2.631	$2.437

Unit value, end of year	$7.272	$7.639	$19.378	$21.179	$2.242	$2.631

Units outstanding (000’s), beginning of year/period(1)	8,924	—	1,382	—	7,719	—
Units Issued (000’s)(1)	1,865	9,555	180	1,460	1,256	8,160
Units Redeemed (000’s)(1)	(2,459)	(631)	(421)	(78)	(1,867)	(441)

Units Outstanding (000’s), end of year/period(1)	8,330	8,924	1,141	1,382	7,108	7,719

Net Assets (000’s), end of year/period	$60,571	$68,169	$22,111	$29,260	$15,938	$20,312

Expense Ratio (A)	0.25%	0.30%	0.25%	0.30%	0.25%	0.30%

Investment Income Ratio (B)	1.58%	1.60%	1.27%	1.23%	1.42%	0.56%

Total Return (C)	-4.80%	21.27%	-8.50%	19.04%	-14.79%	7.95%

	Mutual of America Investment Corporation
	Small Cap Growth Fund(2)		Small Cap Equity Index Fund		Mid Cap Value Fund(2)		Mid-Cap Equity Index Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,		Period Ended December 31, 2018(3)		Years Ended December 31,
	2018	2017			2018	2017	2018	2017
Unit value, beginning of year/period	$2.694	$2.182	$10.000		$2.410	$2.104	$5.162	$4.462

Unit value, end of year/period	$2.350	$2.694	$8.332		$2.066	$2.410	$4.569	$5.162

Units outstanding (000’s), beginning of year/period(1)	9,020	—	—		3,061	—	8,889	—
Units Issued (000’s)(1)	1,801	9,507	24		542	3,361	1,529	9,515
Units Redeemed (000’s)(1)	(2,033)	(487)	(4)		(538)	(300)	(2,127)	(626)

Units Outstanding (000’s), end of year/period(1)	8,788	9,020	20		3,065	3,061	8,291	8,889

Net Assets (000’s), end of year/period	$20,652	$24,295	$165		$6,332	$7,379	$37,878	$45,883

Expense Ratio (A)	0.25%	0.30%	0.25%	(D)	0.25%	0.30%	0.25%	0.30%

Investment Income Ratio (B)	0.01%	0.02%	1.22%	(E)	1.67%	1.04%	1.35%	1.10%

Total Return (C)	-12.75%	23.44%	-16.68%	(E)	-14.30%	14.56%	-11.49%	15.69%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017. Not applicable to the Mutual of America Small Cap Equity Index Fund.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2014 and under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Composite Fund(2)		International Fund(2)		Money Market Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2018	2017	2018	2017
Unit value, beginning of year	$11.316	$10.013	$1.113	$0.897	$2.513	$2.503

Unit value, end of year	$10.926	$11.316	$0.962	$1.113	$2.549	$2.513

Units outstanding (000’s), beginning of year/period(1)	1,328	—	2,770	—	2,031	—
Units Issued (000’s)(1)	210	1,396	789	2,909	1,188	2,451
Units Redeemed (000’s)(1)	(305)	(68)	(559)	(139)	(1,074)	(420)

Units Outstanding (000’s), end of year/period(1)	1,233	1,328	3,000	2,770	2,145	2,031

Net Assets (000’s), end of year/period	$13,472	$15,033	$2,886	$3,083	$5,467	$5,104

Expense Ratio (A)	0.25%	0.30%	0.25%	0.30%	0.25%	0.30%

Investment Income Ratio (B)	2.06%	2.04%	2.24%	2.16%	0.25%	0.12%

Total Return (C)	-3.45%	13.01%	-13.58%	24.09%	1.45%	0.39%

	Mutual of America Investment Corporation
	Mid-Term Bond Fund(2)		Bond Fund(2)		Retirement Income Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2018	2017	2018	2017
Unit value, beginning of year	$2.599	$2.548	$6.915	$6.694	$1.609	$1.503

Unit value, end of year	$2.607	$2.599	$6.909	$6.915	$1.585	$1.609

Units outstanding (000’s), beginning of year/period(1)	3,909	—	3,320	—	2,609	—
Units Issued (000’s)(1)	1,007	4,143	592	3,509	2,877	2,735
Units Redeemed (000’s)(1)	(1,024)	(234)	(1,066)	(189)	(557)	(126)

Units Outstanding (000’s), end of year/period(1)	3,892	3,909	2,846	3,320	4,929	2,609

Net Assets (000’s), end of year/period	$10,147	$10,157	$19,663	$22,954	$7,815	$4,197

Expense Ratio (A)	0.25%	0.30%	0.25%	0.30%	0.25%	0.30%

Investment Income Ratio (B)	2.12%	2.14%	2.64%	2.70%	1.71%	1.85%

Total Return (C)	0.32%	2.00%	-0.09%	3.29%	-1.45%	7.01%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2014 and under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2010 Retirement Fund(2)		2015 Retirement Fund(2)		2020 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2018	2017	2018	2017
Unit value, beginning of year	$1.630	$1.499	$1.653	$1.499	$1.694	$1.510

Unit value, end of year	$1.595	$1.630	$1.599	$1.653	$1.621	$1.694

Units outstanding (000’s), beginning of year/period(1)	1,213	—	7,378	—	21,705	—
Units Issued (000’s)(1)	782	1,513	2,299	7,803	8,926	22,801
Units Redeemed (000’s)(1)	(624)	(300)	(1,565)	(425)	(4,030)	(1,096)

Units Outstanding (000’s), end of year/period(1)	1,371	1,213	8,112	7,378	26,601	21,705

Net Assets (000’s), end of year/period	$2,186	$1,977	$12,971	$12,193	$43,130	$36,764

Expense Ratio (A)	0.25%	0.30%	0.25%	0.30%	0.25%	0.30%

Investment Income Ratio (B)	1.96%	2.19%	1.93%	2.03%	1.74%	1.68%

Total Return (C)	-2.18%	8.72%	-3.25%	10.29%	-4.28%	12.17%

	Mutual of America Investment Corporation
	2025 Retirement Fund(2)		2030 Retirement Fund(2)		2035 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2018	2017	2018	2017
Unit value, beginning of year	$1.787	$1.567	$1.871	$1.618	$1.891	$1.619

Unit value, end of year	$1.690	$1.787	$1.745	$1.871	$1.747	$1.891

Units outstanding (000’s), beginning of year/period(1)	27,797	—	23,010	—	17,731	—
Units Issued (000’s)(1)	10,984	28,732	10,305	23,630	7,405	18,217
Units Redeemed (000’s)(1)	(4,325)	(935)	(3,051)	(620)	(1,698)	(486)

Units Outstanding (000’s), end of year/period(1)	34,456	27,797	30,264	23,010	23,438	17,731

Net Assets (000’s), end of year/period	$58,216	$49,675	$52,820	$43,055	$40,946	$33,520

Expense Ratio (A)	0.25%	0.30%	0.25%	0.30%	0.25%	0.30%

Investment Income Ratio (B)	1.58%	1.44%	1.46%	1.33%	1.38%	1.25%

Total Return (C)	-5.46%	14.08%	-6.73%	15.65%	-7.59%	16.78%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2014 and under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2040 Retirement Fund(2)		2045 Retirement Fund(2)		2050 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2018	2017	2018	2017
Unit value, beginning of year	$1.890	$1.615	$1.876	$1.600	$1.791	$1.524

Unit value, end of year	$1.736	$1.890	$1.717	$1.876	$1.630	$1.791

Units outstanding (000’s), beginning of year/period(1)	13,423	—	15,677	—	7,565	—
Units Issued (000’s)(1)	5,027	13,781	4,410	16,595	3,931	7,998
Units Redeemed (000’s)(1)	(2,302)	(358)	(1,830)	(918)	(1,225)	(433)

Units Outstanding (000’s), end of year/period(1)	16,148	13,423	18,257	15,677	10,271	7,565

Net Assets (000’s), end of year/period	$28,033	$25,375	$31,340	$29,415	$16,742	$13,545

Expense Ratio (A)	0.25%	0.30%	0.25%	0.30%	0.25%	0.30%

Investment Income Ratio (B)	1.35%	1.19%	1.37%	1.19%	1.21%	0.96%

Total Return (C)	-8.17%	17.03%	-8.52%	17.25%	-8.96%	17.50%

	Mutual of America Investment Corporation
	2055 Retirement Fund(2)		2060 Retirement Fund		Conservative Allocation Fund(2)		Moderate Allocation Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,		Period Ended December 31, 2018(3)		Years Ended December 31,
	2018	2017			2018	2017	2018	2017
Unit value, beginning of year/period	$1.222	$1.039	$10.000		$2.053	$1.891	$2.666	$2.352

Unit value, end of year/period	$1.111	$1.222	$8.934		$2.006	$2.053	$2.542	$2.666

Units outstanding (000’s), beginning of year/period(1)	1,054	—	—		4,731	—	9,913	—
Units Issued (000’s)(1)	2,252	1,105	16		1,201	5,047	2,552	10,385
Units Redeemed (000’s)(1)	(428)	(51)	—	(F)	(863)	(316)	(1,694)	(472)

Units Outstanding (000’s), end of year/period(1)	2,878	1,054	16		5,069	4,731	10,771	9,913

Net Assets (000’s), end of year/period	$3,197	$1,288	$147		$10,169	$9,714	$27,381	$26,431

Expense Ratio (A)	0.25%	0.30%	0.25%	(D)	0.25%	0.30%	0.25%	0.30%

Investment Income Ratio (B)	0.59%	—	—		2.12%	2.12%	1.89%	1.86%

Total Return (C)	-9.11%	17.62%	-10.66%	(E)	-2.29%	8.58%	-4.65%	13.36%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017. Not applicable to the Mutual of America 2060 Retirement Fund.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2014 and under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation				Fidelity
	Aggressive Allocation Fund(2)				VIP Equity-Income Portfolio(2)				VIP Asset Manager Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018		2017		2018		2017		2018		2017
Unit value, beginning of year	$3.193		$2.746		$85.810		$76.163		$54.072		$47.484

Unit value, end of year	$2.958		$3.193		$78.577		$85.810		$51.102		$54.072

Units outstanding (000’s), beginning of year/period(1)	6,467		—		340		—		246		—
Units Issued (000’s)(1)	1,530		6,855		62		365		52		259
Units Redeemed (000’s)(1)	(1,068)		(388)		(78)		(25)		(55)		(13)

Units Outstanding (000’s), end of year/period(1)	6,929		6,467		324		340		243		246

Net Assets (000’s), end of year/period	$20,495		$20,651		$25,420		$29,218		$12,401		$13,287

Expense Ratio (A)	0.25%		0.30%		0.15%	(D)	0.20%	(D)	0.15%	(D)	0.20%	(D)

Investment Income Ratio (B)	1.71%		1.57%		2.21%		1.67%		1.66%		1.88%

Total Return (C)	-7.37%		16.27%		-8.43%		12.67%		-5.49%		13.87%

	Fidelity								Vanguard
	VIP Contrafund Portfolio(2)				VIP Mid Cap Portfolio(2)				VIF Diversified Value Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018		2017		2018		2017		2018		2017
Unit value, beginning of year	$100.357		$82.510		$94.916		$78.726		$31.826		$28.211

Unit value, end of year	$93.817		$100.357		$80.995		$94.916		$28.851		$31.826

Units outstanding (000’s), beginning of year/period(1)	744		—		223		—		570		—
Units Issued (000’s)(1)	109		778		42		233		127		617
Units Redeemed (000’s)(1)	(186)		(34)		(46)		(10)		(193)		(47)

Units Outstanding (000’s), end of year/period(1)	667		744		219		223		504		570

Net Assets (000’s), end of year/period	$62,597		$74,685		$17,748		$21,167		$14,540		$18,141

Expense Ratio (A)	0.15%	(D)	0.20%	(D)	0.15%	(D)	0.20%	(D)	0.25%		0.30%

Investment Income Ratio (B)	0.70%		0.99%		0.64%		0.70%		2.57%		2.77%

Total Return (C)	-6.52%		21.63%		-14.67%		20.56%		-9.35%		12.81%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2014 and under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.30% in 2017 and 0.25% in 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Vanguard						American Century
	VIF International Portfolio(2)		VIF Real Estate Index Portfolio(2)		VIF Total Bond Market Index Portfolio		VP Capital Appreciation Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2018(3)		Years Ended December 31,
	2018	2017	2018	2017			2018	2017
Unit value, beginning of year/period	$38.529	$27.087	$17.592	$16.841	$10.000		$51.948	$42.647

Unit value, end of year/period	$33.584	$38.529	$16.608	$17.592	$10.146		$49.266	$51.948

Units outstanding (000’s), beginning of year/period(1)	878	—	225	—	—		571	—
Units Issued (000’s)(1)	200	912	90	302	23		99	604
Units Redeemed (000’s)(1)	(231)	(34)	(107)	(77)	—	(H)	(158)	(33)

Units Outstanding (000’s), end of year/period(1)	847	878	208	225	23		512	571

Net Assets (000’s), end of year/period	$28,461	$33,813	$3,447	$3,958	$229		$25,233	$29,684

Expense Ratio (A)	0.25%	0.30%	0.25%	0.30%	0.25%	(E)	0.25%	0.11%	(D)

Investment Income Ratio (B)	0.78%	1.06%	3.04%	2.57%	—		—	—

Total Return (C)	-12.84%	42.24%	-5.59%	4.46%	1.46%	(F)	-5.16%	21.81%

(1)

Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017. Not applicable to the Vanguard Total Bond Market Index Portfolio and the MFS VIT III Mid Cap Value Portfolio.

(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2014 and under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 0.30%.
(E)	Annualized.
(F)	Not annualized.
(H)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	American Funds		Calvert		DWS		MFS
	New World Fund(2)		VP SRI Balanced Portfolio(2)		Capital Growth VIP(2)		VIT III Mid Cap Value Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,						Period Ended December 31, 2018(3)
	2018	2017	2018	2017	2018	2017
Unit value, beginning of year/period	$30.609	$23.667	$6.213	$5.564	$96.992	$77.031	$10.000

Unit value, end of year/period	$26.063	$30.609	$6.032	$6.213	$95.202	$96.992	$8.825

Units outstanding (000’s), beginning of year/period(1)	41	—	831	—	378	—	—
Units Issued (000’s)(1)	15	43	143	886	79	402	2
Units Redeemed (000’s)(1)	(16)	(2)	(333)	(55)	(120)	(24)	—	(H)

Units Outstanding (000’s), end of year/period(1)	40	41	641	831	337	378	2

Net Assets (000’s), end of year/period	$1,042	$1,256	$3,867	$5,164	$32,036	$36,709	$22

Expense Ratio (A)	0.25%	0.30%	0.25%	0.30%	0.25%	0.30%	0.00%	(E)(G)

Investment Income Ratio (B)	1.08%	1.35%	1.77%	2.01%	0.71%	0.71%	0.90%	(F)

Total Return (C)	-14.85%	29.33%	-2.92%	11.66%	-1.85%	25.91%	-11.75%	(F)

(1)

Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017. Not applicable to the Vanguard Total Bond Market Index Portfolio and the MFS VIT III Mid Cap Value Portfolio.

(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2014 and under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(E)	Annualized.
(F)	Not annualized.
(G)	Absent reimbursement by MFS, the expense ratio would have been 0.25%.
(H)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Oppenheimer		PIMCO				T. Rowe Price
	Main Street Fund/VA(2)		VIT Real Return Portfolio(2)				Blue Chip Growth Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2018		2017		2018		2017
Unit value, beginning of year	$51.980	$44.598	$13.967		$13.475		$31.177		$22.933

Unit value, end of year	$47.759	$51.980	$13.651		$13.967		$31.776		$31.177

Units outstanding (000’s), beginning of year/period(1)	137	—	83		—		519		—
Units Issued (000’s)(1)	30	147	51		97		516		553
Units Redeemed (000’s)(1)	(38)	(10)	(26)		(14)		(278)		(34)

Units Outstanding (000’s), end of year/period(1)	129	137	108		83		757		519

Net Assets (000’s), end of year/period	$6,141	$7,126	$1,468		$1,154		$24,043		$16,176

Expense Ratio (A)	0.25%	0.30%	0.15%	(D)	0.20%	(D)	0.00%	(E)	0.14%	(E)

Investment Income Ratio (B)	1.16%	1.26%	2.63%		2.53%		3.36%		—

Total Return (C)	-8.12%	16.55%	-2.27%		3.65%		1.92%		35.94%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2014 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2014 and under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by PIMCO, the expense ratio would have been 0.30% in 2017 and 0.25% in 2018.
(E)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.30% in 2017 and 0.25% in 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

Tier 2 Reduced Fee Units*

	Mutual of America Investment Corporation
	Equity Index Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$7.635	$6.299	$5.654	$5.609

Unit value, end of year	$7.261	$7.635	$6.299	$5.654

Units outstanding (000’s), beginning of year/period(1)	4,824	11,144	10,864	—
Units Issued (000’s)(1)	1,472	3,165	2,646	11,612
Units Redeemed (000’s)(1)	(1,863)	(9,485)	(2,366)	(748)

Units Outstanding (000’s), end of year/period(1)	4,433	4,824	11,144	10,864

Net Assets (000’s), end of year/period	$32,184	$36,829	$70,195	$61,430

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.58%	1.60%	1.76%	1.59%

Total Return (C)	-4.90%	21.21%	11.40%	0.81%

	Mutual of America Investment Corporation
	All America Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$21.168	$17.791	$16.015	$16.090

Unit value, end of year	$19.348	$21.168	$17.791	$16.015

Units outstanding (000’s), beginning of year/period(1)	388	1,552	1,692	—
Units Issued (000’s)(1)	96	227	242	1,792
Units Redeemed (000’s)(1)	(162)	(1,391)	(382)	(100)

Units Outstanding (000’s), end of year/period(1)	322	388	1,552	1,692

Net Assets (000’s), end of year/period	$6,228	$8,203	$27,612	$27,103

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.27%	1.23%	1.36%	1.35%

Total Return (C)	-8.59%	18.98%	11.09%	-0.47%

*	Includes 401(k) Plans.
(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the year or period ending in 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Value Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$2.630	$2.437	$2.038	$2.119

Unit value, end of year	$2.239	$2.630	$2.437	$2.038

Units outstanding (000’s), beginning of year/period(1)	3,753	9,438	9,641	—
Units Issued (000’s)(1)	836	2,253	1,604	10,500
Units Redeemed (000’s)(1)	(1,355)	(7,938)	(1,807)	(859)

Units Outstanding (000’s), end of year/period(1)	3,234	3,753	9,438	9,641

Net Assets (000’s), end of year/period	$7,239	$9,871	$23,005	$19,648

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.42%	0.56%	0.86%	0.83%

Total Return (C)	-14.88%	7.90%	19.61%	-3.82%

	Mutual of America Investment Corporation
	Small Cap Growth Fund(2)				Small Cap Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2018(3)
	2018	2017	2016	2015
Unit value, beginning of year/period	$2.692	$2.182	$2.026	$2.084	$10.000

Unit value, end of year/period	$2.346	$2.692	$2.182	$2.026	$8.328

Units outstanding (000’s), beginning of year/period(1)	3,781	10,183	10,836	—	—
Units Issued (000’s)(1)	1,186	2,426	1,714	12,022	17
Units Redeemed (000’s)(1)	(1,288)	(8,828)	(2,367)	(1,186)	(1)

Units Outstanding (000’s), end of year/period(1)	3,679	3,781	10,183	10,836	16

Net Assets (000’s), end of year/period	$8,634	$10,180	$22,221	$21,951	$135

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%	0.35%	(D)

Investment Income Ratio (B)	0.01%	0.02%	—	—	1.22%	(E)

Total Return (C)	-12.84%	23.38%	7.72%	-2.80%	-16.72%	(E)

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015. Not applicable to the Mutual of America Small Cap Equity Index Fund.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the year or period ending in 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid Cap Value Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$2.409	$2.104	$1.818	$1.889

Unit value, end of year	$2.063	$2.409	$2.104	$1.818

Units outstanding (000’s), beginning of year/period(1)	1,573	3,860	3,381	—
Units Issued (000’s)(1)	349	943	1,022	3,887
Units Redeemed (000’s)(1)	(732)	(3,230)	(543)	(506)

Units Outstanding (000’s), end of year/period(1)	1,190	1,573	3,860	3,381

Net Assets (000’s), end of year/period	$2,455	$3,790	$8,121	$6,146

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.67%	1.04%	1.30%	1.06%

Total Return (C)	-14.38%	14.50%	15.76%	-3.76%

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$5.159	$4.462	$3.716	$3.822

Unit value, end of year	$4.562	$5.159	$4.462	$3.716

Units outstanding (000’s), beginning of year/period(1)	4,396	10,650	10,451	—
Units Issued (000’s)(1)	1,082	3,071	2,377	11,306
Units Redeemed (000’s)(1)	(1,419)	(9,325)	(2,178)	(855)

Units Outstanding (000’s), end of year/period(1)	4,059	4,396	10,650	10,451

Net Assets (000’s), end of year/period	$18,514	$22,678	$47,517	$38,830

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.35%	1.10%	1.24%	1.12%

Total Return (C)	-11.58%	15.63%	20.08%	-2.78%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the year or period ending in 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Composite Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$11.310	$10.013	$9.312	$9.278

Unit value, end of year	$10.909	$11.310	$10.013	$9.312

Units outstanding (000’s), beginning of year/period(1)	480	1,619	1,635	—
Units Issued (000’s)(1)	130	298	342	1,791
Units Redeemed (000’s)(1)	(209)	(1,437)	(358)	(156)

Units Outstanding (000’s), end of year/period(1)	401	480	1,619	1,635

Net Assets (000’s), end of year/period	$4,379	$5,430	$16,208	$15,221

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	2.06%	2.04%	2.05%	2.09%

Total Return (C)	-3.55%	12.96%	7.53%	0.36%

	Mutual of America Investment Corporation
	International Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$1.112	$0.897	$0.885	$0.895

Unit value, end of year	$0.960	$1.112	$0.897	$0.885

Units outstanding (000’s), beginning of year/period(1)	1,729	3,069	2,771	—
Units Issued (000’s)(1)	994	1,273	932	3,034
Units Redeemed (000’s)(1)	(629)	(2,613)	(634)	(263)

Units Outstanding (000’s), end of year/period(1)	2,094	1,729	3,069	2,771

Net Assets (000’s), end of year/period	$2,011	$1,923	$2,753	$2,453

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	2.24%	2.16%	2.23%	2.63%

Total Return (C)	-13.67%	24.02%	1.33%	-1.05%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the year or period ending in 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Money Market Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$2.511	$2.503	$2.509	$2.522

Unit value, end of year	$2.545	$2.511	$2.503	$2.509

Units outstanding (000’s), beginning of year/period(1)	950	2,471	2,117	—
Units Issued (000’s)(1)	491	996	853	2,896
Units Redeemed (000’s)(1)	(429)	(2,517)	(499)	(779)

Units Outstanding (000’s), end of year/period(1)	1,012	950	2,471	2,117

Net Assets (000’s), end of year/period	$2,576	$2,386	$6,184	$5,310

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	0.25%	0.12%	—	—

Total Return (C)	1.34%	0.33%	-0.23%	-0.54%

	Mutual of America Investment Corporation
	Mid-Term Bond Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$2.597	$2.548	$2.470	$2.466

Unit value, end of year	$2.603	$2.597	$2.548	$2.470

Units outstanding (000’s), beginning of year/period(1)	2,280	5,332	5,036	—
Units Issued (000’s)(1)	662	1,429	1,227	5,660
Units Redeemed (000’s)(1)	(904)	(4,481)	(931)	(624)

Units Outstanding (000’s), end of year/period(1)	2,038	2,280	5,332	5,036

Net Assets (000’s), end of year/period	$5,305	$5,921	$13,583	$12,441

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	2.12%	2.14%	2.59%	2.28%

Total Return (C)	0.21%	1.95%	3.13%	0.17%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the year or period ending in 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Bond Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$6.911	$6.694	$6.417	$6.424

Unit value, end of year	$6.898	$6.911	$6.694	$6.417

Units outstanding (000’s), beginning of year/period(1)	1,570	3,930	3,759	—
Units Issued (000’s)(1)	559	1,153	1,035	4,228
Units Redeemed (000’s)(1)	(659)	(3,513)	(864)	(469)

Units Outstanding (000’s), end of year/period(1)	1,470	1,570	3,930	3,759

Net Assets (000’s), end of year/period	$10,139	$10,851	$26,308	$24,119

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	2.64%	2.70%	2.76%	3.08%

Total Return (C)	-0.19%	3.24%	4.33%	-0.11%

	Mutual of America Investment Corporation
	Retirement Income Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$1.608	$1.503	$1.421	$1.420

Unit value, end of year	$1.583	$1.608	$1.503	$1.421

Units outstanding (000’s), beginning of year/period(1)	3,941	5,905	3,478	—
Units Issued (000’s)(1)	1,268	1,255	3,009	4,023
Units Redeemed (000’s)(1)	(2,517)	(3,219)	(582)	(545)

Units Outstanding (000’s), end of year/period(1)	2,692	3,941	5,905	3,478

Net Assets (000’s), end of year/period	$4,262	$6,337	$8,878	$4,943

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.71%	1.85%	2.12%	1.76%

Total Return (C)	-1.55%	6.96%	5.80%	0.06%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the year or period ending in 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2010 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$1.629	$1.499	$1.408	$1.409

Unit value, end of year	$1.592	$1.629	$1.499	$1.408

Units outstanding (000’s), beginning of year/period(1)	904	2,107	1,975	—
Units Issued (000’s)(1)	484	564	681	2,300
Units Redeemed (000’s)(1)	(875)	(1,767)	(549)	(325)

Units Outstanding (000’s), end of year/period(1)	513	904	2,107	1,975

Net Assets (000’s), end of year/period	$817	$1,473	$3,159	$2,781

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.96%	2.19%	2.27%	2.13%

Total Return (C)	-2.28%	8.66%	6.48%	-0.03%

	Mutual of America Investment Corporation
	2015 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$1.652	$1.499	$1.396	$1.399

Unit value, end of year	$1.596	$1.652	$1.499	$1.396

Units outstanding (000’s), beginning of year/period(1)	4,860	9,460	8,894	—
Units Issued (000’s)(1)	2,033	3,469	2,436	10,873
Units Redeemed (000’s)(1)	(2,080)	(8,069)	(1,870)	(1,979)

Units Outstanding (000’s), end of year/period(1)	4,813	4,860	9,460	8,894

Net Assets (000’s), end of year/period	$7,683	$8,027	$14,177	$12,418

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.93%	2.03%	2.32%	2.05%

Total Return (C)	-3.35%	10.23%	7.33%	-0.17%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the year or period ending in 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2020 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$1.693	$1.510	$1.396	$1.400

Unit value, end of year	$1.619	$1.693	$1.510	$1.396

Units outstanding (000’s), beginning of year/period(1)	15,098	29,605	24,967	—
Units Issued (000’s)(1)	5,628	7,991	8,281	29,578
Units Redeemed (000’s)(1)	(7,139)	(22,498)	(3,643)	(4,611)

Units Outstanding (000’s), end of year/period(1)	13,587	15,098	29,605	24,967

Net Assets (000’s), end of year/period	$21,994	$25,560	$44,707	$34,853

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.74%	1.68%	1.92%	1.75%

Total Return (C)	-4.38%	12.11%	8.18%	-0.30%

	Mutual of America Investment Corporation
	2025 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$1.786	$1.567	$1.431	$1.439

Unit value, end of year	$1.687	$1.786	$1.567	$1.431

Units outstanding (000’s), beginning of year/period(1)	14,642	29,959	23,883	—
Units Issued (000’s)(1)	6,495	10,450	8,750	26,214
Units Redeemed (000’s)(1)	(4,694)	(25,767)	(2,674)	(2,331)

Units Outstanding (000’s), end of year/period(1)	16,443	14,642	29,959	23,883

Net Assets (000’s), end of year/period	$27,739	$26,153	$46,932	$34,185

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.58%	1.44%	1.72%	1.60%

Total Return (C)	-5.55%	14.02%	9.44%	-0.53%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the year or period ending in 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2030 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$1.870	$1.618	$1.466	$1.476

Unit value, end of year	$1.743	$1.870	$1.618	$1.466

Units outstanding (000’s), beginning of year/period(1)	13,763	22,992	18,503	—
Units Issued (000’s)(1)	5,841	11,822	6,500	20,269
Units Redeemed (000’s)(1)	(3,714)	(21,051)	(2,011)	(1,766)

Units Outstanding (000’s), end of year/period(1)	15,890	13,763	22,992	18,503

Net Assets (000’s), end of year/period	$27,689	$25,740	$37,198	$27,133

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.46%	1.33%	1.65%	1.55%

Total Return (C)	-6.82%	15.59%	10.33%	-0.65%

	Mutual of America Investment Corporation
	2035 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$1.890	$1.619	$1.458	$1.470

Unit value, end of year	$1.744	$1.890	$1.619	$1.458

Units outstanding (000’s), beginning of year/period(1)	9,781	18,494	14,718	—
Units Issued (000’s)(1)	4,466	7,923	5,706	16,385
Units Redeemed (000’s)(1)	(3,606)	(16,636)	(1,930)	(1,667)

Units Outstanding (000’s), end of year/period(1)	10,641	9,781	18,494	14,718

Net Assets (000’s), end of year/period	$18,561	$18,481	$29,939	$21,459

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.38%	1.25%	1.54%	1.45%

Total Return (C)	-7.69%	16.72%	11.03%	-0.80%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the year or period ending in 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2040 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$1.889	$1.615	$1.452	$1.467

Unit value, end of year	$1.733	$1.889	$1.615	$1.452

Units outstanding (000’s), beginning of year/period(1)	8,229	14,291	11,938	—
Units Issued (000’s)(1)	3,765	6,379	3,994	13,487
Units Redeemed (000’s)(1)	(2,461)	(12,441)	(1,641)	(1,549)

Units Outstanding (000’s), end of year/period(1)	9,533	8,229	14,291	11,938

Net Assets (000’s), end of year/period	$16,524	$15,549	$23,084	$17,332

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.35%	1.19%	1.48%	1.39%

Total Return (C)	-8.26%	16.97%	11.26%	-1.06%

	Mutual of America Investment Corporation
	2045 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$1.875	$1.600	$1.438	$1.454

Unit value, end of year	$1.714	$1.875	$1.600	$1.438

Units outstanding (000’s), beginning of year/period(1)	9,588	16,024	13,333	—
Units Issued (000’s)(1)	4,004	8,009	4,416	15,188
Units Redeemed (000’s)(1)	(3,028)	(14,445)	(1,725)	(1,855)

Units Outstanding (000’s), end of year/period(1)	10,564	9,588	16,024	13,333

Net Assets (000’s), end of year/period	$18,106	$17,980	$25,642	$19,173

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.37%	1.19%	1.49%	1.41%

Total Return (C)	-8.61%	17.19%	11.28%	-1.11%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the year or period ending in 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2050 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016		2015
Unit value, beginning of year	$1.790	$1.524	$1.368		$1.384

Unit value, end of year	$1.627	$1.790	$1.524		$1.368

Units outstanding (000’s), beginning of year/period(1)	4,815	6,602	3,766		—
Units Issued (000’s)(1)	3,318	5,086	3,778		4,128
Units Redeemed (000’s)(1)	(2,016)	(6,873)	(942)		(362)

Units Outstanding (000’s), end of year/period(1)	6,117	4,815	6,602		3,766

Net Assets (000’s), end of year/period	$9,955	$8,617	$10,060		$5,153

Expense Ratio (A)	0.35%	0.35%	0.35%		0.42%

Investment Income Ratio (B)	1.21%	0.96%	1.07%		0.83%

Total Return (C)	-9.06%	17.44%	11.38%		-1.15%

	Mutual of America Investment Corporation
	2055 Retirement Fund				2060 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,		Period Ended December 31, 2016(3)		Period Ended December 31, 2018(4)
	2018	2017
Unit value, beginning of year/period	$1.222	$1.039	$1.000		$10.000

Unit value, end of year/period	$1.109	$1.222	$1.039		$8.930

Units outstanding (000’s), beginning of year/period	635	58	—		—
Units Issued (000’s)	2,022	967	58		19
Units Redeemed (000’s)	(219)	(390)	—		(1)

Units Outstanding (000’s), end of year/period	2,438	635	58		18

Net Assets (000’s), end of year/period	$2,704	$776	$60		$164

Expense Ratio (A)	0.35%	0.35%	0.35%	(D)	0.35%	(D)

Investment Income Ratio (B)	0.59%	—	—		—

Total Return (C)	-9.20%	17.56%	3.91%	(E)	-10.70%	(E)

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the year or period ending in 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(3)	For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(4)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Conservative Allocation Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$2.052	$1.891	$1.778	$1.778

Unit value, end of year	$2.003	$2.052	$1.891	$1.778

Units outstanding (000’s), beginning of year/period(1)	2,247	5,636	5,129	—
Units Issued (000’s)(1)	1,095	1,654	1,597	5,741
Units Redeemed (000’s)(1)	(764)	(5,043)	(1,090)	(612)

Units Outstanding (000’s), end of year/period(1)	2,578	2,247	5,636	5,129

Net Assets (000’s), end of year/period	$5,163	$4,611	$10,658	$9,122

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	2.12%	2.12%	2.32%	2.07%

Total Return (C)	-2.39%	8.52%	6.32%	0.01%

	Mutual of America Investment Corporation
	Moderate Allocation Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$2.665	$2.352	$2.164	$2.170

Unit value, end of year	$2.538	$2.665	$2.352	$2.164

Units outstanding (000’s), beginning of year/period(1)	6,430	13,369	12,904	—
Units Issued (000’s)(1)	1,993	3,287	2,954	13,970
Units Redeemed (000’s)(1)	(2,237)	(10,226)	(2,489)	(1,066)

Units Outstanding (000’s), end of year/period(1)	6,186	6,430	13,369	12,904

Net Assets (000’s), end of year/period	$15,701	$17,134	$31,443	$27,922

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.89%	1.86%	2.17%	2.04%

Total Return (C)	-4.75%	13.30%	8.69%	-0.27%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the year or period ending in 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Aggressive Allocation Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$3.191	$2.746	$2.486	$2.506

Unit value, end of year	$2.953	$3.191	$2.746	$2.486

Units outstanding (000’s), beginning of year/period(1)	4,521	8,348	8,639	—
Units Issued (000’s)(1)	1,381	2,353	1,645	9,052
Units Redeemed (000’s)(1)	(1,556)	(6,180)	(1,936)	(413)

Units Outstanding (000’s), end of year/period(1)	4,346	4,521	8,348	8,639

Net Assets (000’s), end of year/period	$12,835	$14,430	$22,924	$21,477

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.71%	1.57%	1.99%	1.83%

Total Return (C)	-7.46%	16.21%	10.46%	-0.81%

	Fidelity
	VIP Equity-Income Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$85.766	$76.163	$64.702	$67.589

Unit value, end of year	$78.455	$85.766	$76.163	$64.702

Units outstanding (000’s), beginning of year/period(1)	143	451	443	—
Units Issued (000’s)(1)	32	86	102	493
Units Redeemed (000’s)(1)	(62)	(394)	(94)	(50)

Units Outstanding (000’s), end of year/period(1)	113	143	451	443

Net Assets (000’s), end of year/period	$8,885	$12,236	$34,357	$28,652

Expense Ratio (A)(D)	0.25%	0.25%	0.25%	0.32%

Investment Income Ratio (B)	2.21%	1.67%	2.38%	3.10%

Total Return (C)	-8.52%	12.61%	17.71%	-4.27%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the year or period ending in 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.42% in 2015 and 0.35% in 2016 through 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	VIP Asset Manager Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$54.044	$47.484	$46.180	$46.271

Unit value, end of year	$51.023	$54.044	$47.484	$46.180

Units outstanding (000’s), beginning of year/period(1)	192	341	360	—
Units Issued (000’s)(1)	39	109	50	418
Units Redeemed (000’s)(1)	(78)	(258)	(69)	(58)

Units Outstanding (000’s), end of year/period(1)	153	192	341	360

Net Assets (000’s), end of year/period	$7,783	$10,381	$16,206	$16,640

Expense Ratio (A)(D)	0.25%	0.25%	0.25%	0.32%

Investment Income Ratio (B)	1.66%	1.88%	1.45%	1.56%

Total Return (C)	-5.59%	13.81%	2.82%	-0.20%

	Fidelity
	VIP Contrafund Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$100.305	$82.510	$76.612	$76.320

Unit value, end of year	$93.673	$100.305	$82.510	$76.612

Units outstanding (000’s), beginning of year/period(1)	354	949	1,041	—
Units Issued (000’s)(1)	76	201	137	1,137
Units Redeemed (000’s)(1)	(135)	(796)	(229)	(96)

Units Outstanding (000’s), end of year/period(1)	295	354	949	1,041

Net Assets (000’s), end of year/period	$27,617	$35,552	$78,275	$79,699

Expense Ratio (A)(D)	0.25%	0.25%	0.25%	0.32%

Investment Income Ratio (B)	0.70%	0.99%	0.79%	1.02%

Total Return (C)	-6.61%	21.57%	7.70%	0.38%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the year or period ending in 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.42% in 2015 and 0.35% in 2016 through 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	VIP Mid Cap Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$94.867	$78.726	$70.324	$71.543

Unit value, end of year	$80.870	$94.867	$78.726	$70.324

Units outstanding (000’s), beginning of year/period(1)	121	286	304	—
Units Issued (000’s)(1)	25	87	43	341
Units Redeemed (000’s)(1)	(36)	(252)	(61)	(37)

Units Outstanding (000’s), end of year/period(1)	110	121	286	304

Net Assets (000’s), end of year/period	$8,887	$11,438	$22,477	$21,351

Expense Ratio (A)(D)	0.25%	0.25%	0.25%	0.32%

Investment Income Ratio (B)	0.64%	0.70%	0.50%	0.49%

Total Return (C)	-14.75%	20.50%	11.95%	-1.70%

	Vanguard
	VIF Diversified Value Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$31.809	$28.211	$25.082	$25.804

Unit value, end of year	$28.806	$31.809	$28.211	$25.082

Units outstanding (000’s), beginning of year/period(1)	243	708	721	—
Units Issued (000’s)(1)	108	174	150	801
Units Redeemed (000’s)(1)	(106)	(639)	(163)	(80)

Units Outstanding (000’s), end of year/period(1)	245	243	708	721

Net Assets (000’s), end of year/period	$7,054	$7,735	$19,966	$18,071

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	2.57%	2.77%	2.66%	2.56%

Total Return (C)	-9.44%	12.75%	12.47%	-2.80%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the year or period ending in 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.42% in 2015 and 0.35% in 2016 through 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Vanguard
	VIF International Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$38.509	$27.087	$26.675	$27.003

Unit value, end of year	$33.532	$38.509	$27.087	$26.675

Units outstanding (000’s), beginning of year/period(1)	467	1,115	1,182	—
Units Issued (000’s)(1)	135	248	188	1,292
Units Redeemed (000’s)(1)	(172)	(896)	(255)	(110)

Units Outstanding (000’s), end of year/period(1)	430	467	1,115	1,182

Net Assets (000’s), end of year/period	$14,415	$18,001	$30,201	$31,542

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	0.78%	1.06%	1.44%	1.86%

Total Return (C)	-12.92%	42.17%	1.55%	-1.22%

	Vanguard
	VIF Real Estate Index Portfolio(2)				VIF Total Bond Market Index Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2018(3)
	2018	2017	2016	2015
Unit value, beginning of year/period	$17.582	$16.841	$15.597	$15.323	$10.000

Unit value, end of year/period	$16.582	$17.582	$16.841	$15.597	$10.140

Units outstanding (000’s), beginning of year/period(1)	145	349	231	—	—
Units Issued (000’s)(1)	47	118	264	313	36
Units Redeemed (000’s)(1)	(63)	(322)	(146)	(82)	—	(F)

Units Outstanding (000’s), end of year/period(1)	129	145	349	231	36

Net Assets (000’s), end of year/period	$2,134	$2,541	$5,885	$3,599	$360

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%	0.35%	(D)

Investment Income Ratio (B)	3.04%	2.57%	2.08%	2.09%	—

Total Return (C)	-5.69%	4.40%	7.98%	1.79%	1.40%	(E)

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015. Not applicable to the VIF Total Bond Market Index Fund.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the year or period ending in 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	American Century
	VP Capital Appreciation Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$51.921	$42.647	$41.352	$40.640

Unit value, end of year	$49.190	$51.921	$42.647	$41.352

Units outstanding (000’s), beginning of year/period(1)	249	704	785	—
Units Issued (000’s)(1)	64	155	118	849
Units Redeemed (000’s)(1)	(90)	(610)	(199)	(64)

Units Outstanding (000’s), end of year/period(1)	223	249	704	785

Net Assets (000’s), end of year/period	$10,970	$12,945	$30,002	$32,479

Expense Ratio (A)(D)	0.35%	0.16%	0.10%	0.17%

Investment Income Ratio (B)	—	—	—	—

Total Return (C)	-5.26%	21.75%	3.13%	1.75%

	American Funds
	New World Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$30.593	$23.667	$22.494	$23.279

Unit value, end of year	$26.023	$30.593	$23.667	$22.494

Units outstanding (000’s), beginning of year/period(1)	24	37	27	—
Units Issued (000’s)(1)	10	20	18	30
Units Redeemed (000’s)(1)	(13)	(33)	(8)	(3)

Units Outstanding (000’s), end of year/period(1)	21	24	37	27

Net Assets (000’s), end of year/period	$550	$727	$882	$604

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.08%	1.35%	1.19%	0.90%

Total Return (C)	-14.94%	29.26%	5.22%	-3.37%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the year or period ending in 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 0.42% in 2015 and 0.35% in 2016 through 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Calvert
	VP SRI Balanced Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$6.210	$5.564	$5.177	$5.316

Unit value, end of year	$6.022	$6.210	$5.564	$5.177

Units outstanding (000’s), beginning of year/period(1)	1,227	1,893	1,828	—
Units Issued (000’s)(1)	303	499	365	1,932
Units Redeemed (000’s)(1)	(452)	(1,165)	(300)	(104)

Units Outstanding (000’s), end of year/period(1)	1,078	1,227	1,893	1,828

Net Assets (000’s), end of year/period	$6,492	$7,617	$10,534	$9,464

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.77%	2.01%	1.86%	0.12%

Total Return (C)	-3.02%	11.60%	7.47%	-2.61%

	DWS				MFS
	Capital Growth VIP(2)				VIT III Mid Cap Value Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2018(3)
	2018	2017	2016	2015
Unit value, beginning of year/period	$96.942	$77.031	$74.157	$68.566	$10.000

Unit value, end of year/period	$95.056	$96.942	$77.031	$74.157	$8.821

Units outstanding (000’s), beginning of year/period(1)	153	450	505	—	—
Units Issued (000’s)(1)	47	117	73	538	—	(G)
Units Redeemed (000’s)(1)	(76)	(414)	(128)	(33)	—

Units Outstanding (000’s), end of year/period(1)	124	153	450	505	—	(G)

Net Assets (000’s), end of year/period	$11,764	$14,815	$34,629	$37,419	$1

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%	0.10%	(D)(F)

Investment Income Ratio (B)	0.71%	0.71%	0.82%	0.69%	0.90%	(E)

Total Return (C)	-1.95%	25.85%	3.88%	8.15%	-11.79%	(E)

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015. Not applicable to the MFS VIT III Mid Cap Value Portfolio.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the year or period ending in 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by MFS, the expense ratio would have been 0.35%.
(G)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Oppenheimer
	Main Street Fund/VA(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$51.953	$44.598	$40.100	$38.975

Unit value, end of year	$47.686	$51.953	$44.598	$40.100

Units outstanding (000’s), beginning of year/period(1)	54	161	132	—
Units Issued (000’s)(1)	30	45	60	142
Units Redeemed (000’s)(1)	(23)	(152)	(31)	(10)

Units Outstanding (000’s), end of year/period(1)	61	54	161	132

Net Assets (000’s), end of year/period	$2,916	$2,818	$7,182	$5,281

Expense Ratio (A)	0.35%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.16%	1.26%	1.10%	0.92%

Total Return (C)	-8.21%	16.49%	11.22%	2.89%

	PIMCO
	VIT Real Return Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015
Unit value, beginning of year	$13.960	$13.475	$12.867	$13.262

Unit value, end of year	$13.629	$13.960	$13.475	$12.867

Units outstanding (000’s), beginning of year/period(1)	77	96	77	—
Units Issued (000’s)(1)	29	71	57	99
Units Redeemed (000’s)(1)	(28)	(90)	(38)	(22)

Units Outstanding (000’s), end of year/period(1)	78	77	96	77

Net Assets (000’s), end of year/period	$1,065	$1,073	$1,292	$984

Expense Ratio (A)(D)	0.25%	0.25%	0.25%	0.32%

Investment Income Ratio (B)	2.63%	2.53%	2.47%	4.27%

Total Return (C)	-2.37%	3.60%	4.72%	-2.97%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the year or period ending in 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by PIMCO, the expense ratio would have been 0.42% in 2015 and 0.35% in 2016 through 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	T. Rowe Price
	Blue Chip Growth Portfolio(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017		2016		2015
Unit value, beginning of year	$31.161	$22.933		$22.803		$20.594

Unit value, end of year	$31.727	$31.161		$22.933		$22.803

Units outstanding (000’s), beginning of year/period(1)	204	292		329		—
Units Issued (000’s)(1)	217	316		184		365
Units Redeemed (000’s)(1)	(158)	(404)		(221)		(36)

Units Outstanding (000’s), end of year/period(1)	263	204		292		329

Net Assets (000’s), end of year/period	$8,357	$6,360		$6,702		$7,496

Expense Ratio (A)(D)	0.10%	0.19%	(E)	0.20%	(E)	0.27%	(E)

Investment Income Ratio (B)	3.36%	—		—		—

Total Return (C)	1.82%	35.87%		0.57%		10.73%

(1)	Unit activity in 2015 for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the year or period ending in 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.42% in 2015 and 0.35% in 2016 through 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

Tier 3 Reduced Fee Units*

	Mutual of America Investment Corporation
	Equity Index Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$7.618	$6.290	$5.652	$5.609	$4.967

Unit value, end of year	$7.238	$7.618	$6.290	$5.652	$5.609

Units outstanding (000’s), beginning of year	22,371	18,392	15,480	26,165	23,153
Units Issued (000’s)	6,561	10,027	7,074	4,899	7,599
Units Redeemed (000’s)	(4,912)	(6,048)	(4,162)	(15,584)	(4,587)

Units Outstanding (000’s), end of year	24,020	22,371	18,392	15,480	26,165

Net Assets (000’s), end of year	$173,863	$170,420	$115,693	$87,487	$146,760

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	1.58%	1.60%	1.76%	1.59%	1.53%

Total Return (C)	-4.99%	21.11%	11.30%	0.76%	12.93%

	Mutual of America Investment Corporation
	All America Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$21.121	$17.767	$16.008	$16.090	$14.547

Unit value, end of year	$19.288	$21.121	$17.767	$16.008	$16.090

Units outstanding (000’s), beginning of year	2,484	1,958	1,999	3,856	3,887
Units Issued (000’s)	317	1,065	591	465	682
Units Redeemed (000’s)	(477)	(539)	(632)	(2,322)	(713)

Units Outstanding (000’s), end of year	2,234	2,484	1,958	1,999	3,856

Net Assets (000’s), end of year	$44,833	$52,467	$34,786	$32,005	$62,048

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	1.27%	1.23%	1.36%	1.35%	1.25%

Total Return (C)	-8.68%	18.88%	10.99%	-0.51%	10.61%

*	Includes 401(k) Plans.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Value Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$2.624	$2.434	$2.037	$2.119	$2.025

Unit value, end of year	$2.232	$2.624	$2.434	$2.037	$2.119

Units outstanding (000’s), beginning of year	18,932	15,925	14,190	24,315	23,684
Units Issued (000’s)	3,733	8,864	5,446	4,276	5,661
Units Redeemed (000’s)	(4,370)	(5,857)	(3,711)	(14,401)	(5,030)

Units Outstanding (000’s), end of year	18,295	18,932	15,925	14,190	24,315

Net Assets (000’s), end of year	$40,827	$49,680	$38,764	$28,905	$51,517

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	1.42%	0.56%	0.86%	0.83%	1.26%

Total Return (C)	-14.96%	7.80%	19.50%	-3.86%	4.65%

	Mutual of America Investment Corporation
	Small Cap Growth Fund					Small Cap Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,					Period Ended December 31, 2018(1)
	2018	2017	2016	2015	2014
Unit value, beginning of year/period	$2.686	$2.179	$2.025	$2.084	$1.982	$10.000

Unit value, end of year/period	$2.339	$2.686	$2.179	$2.025	$2.084	$8.324

Units outstanding (000’s), beginning of year/period	23,020	17,967	16,709	26,691	27,028	—
Units Issued (000’s)	4,691	10,911	6,098	6,264	7,124	277
Units Redeemed (000’s)	(5,463)	(5,858)	(4,840)	(16,246)	(7,461)	(35)

Units Outstanding (000’s), end of year/period	22,248	23,020	17,967	16,709	26,691	242

Net Assets (000’s), end of year/period	$52,039	$61,833	$39,151	$33,832	$55,630	$2,017

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%	0.45%	(D)

Investment Income Ratio (B)	.01%	0.02%	—	—	0.05%	1.22%	(E)

Total Return (C)	-12.92%	23.27%	7.62%	-2.85%	5.18%	-16.76%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid Cap Value Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$2.404	$2.101	$1.817	$1.889	$1.668

Unit value, end of year	$2.056	$2.404	$2.101	$1.817	$1.889

Units outstanding (000’s), beginning of year	6,026	4,970	4,286	7,877	6,729
Units Issued (000’s)	1,403	3,183	1,870	2,280	3,030
Units Redeemed (000’s)	(1,569)	(2,127)	(1,186)	(5,871)	(1,882)

Units Outstanding (000’s), end of year	5,860	6,026	4,970	4,286	7,877

Net Assets (000’s), end of year	$12,049	$14,485	$10,443	$7,787	$14,875

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	1.67%	1.04%	1.30%	1.06%	0.80%

Total Return (C)	-14.46%	14.41%	15.66%	-3.80%	13.25%

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$5.148	$4.456	$3.714	$3.822	$3.504

Unit value, end of year	$4.548	$5.148	$4.456	$3.714	$3.822

Units outstanding (000’s), beginning of year	22,363	19,817	18,248	28,504	27,009
Units Issued (000’s)	5,460	10,094	6,919	5,368	6,894
Units Redeemed (000’s)	(5,085)	(7,548)	(5,350)	(15,624)	(5,399)

Units Outstanding (000’s), end of year	22,738	22,363	19,817	18,248	28,504

Net Assets (000’s), end of year	$103,401	$115,116	$88,298	$67,770	$108,942

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	1.35%	1.10%	1.24%	1.12%	0.97%

Total Return (C)	-11.66%	15.53%	19.97%	-2.83%	9.09%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Composite Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$11.286	$10.000	$9.308	$9.278	$8.547

Unit value, end of year	$10.876	$11.286	$10.000	$9.308	$9.278

Units outstanding (000’s), beginning of year	2,934	2,389	2,465	4,431	4,372
Units Issued (000’s)	776	1,242	735	670	609
Units Redeemed (000’s)	(561)	(697)	(811)	(2,636)	(550)

Units Outstanding (000’s), end of year	3,149	2,934	2,389	2,465	4,431

Net Assets (000’s), end of year	$34,250	$33,117	$23,885	$22,948	$41,112

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	2.06%	2.04%	2.05%	2.09%	1.93%

Total Return (C)	-3.64%	12.86%	7.44%	0.32%	8.56%

	Mutual of America Investment Corporation
	International Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.110	$0.896	$0.885	$0.895	$0.957

Unit value, end of year	$0.957	$1.110	$0.896	$0.885	$0.895

Units outstanding (000’s), beginning of year	7,725	5,846	4,814	6,410	5,878
Units Issued (000’s)	2,417	4,111	2,520	2,416	2,361
Units Redeemed (000’s)	(2,408)	(2,232)	(1,488)	(4,012)	(1,829)

Units Outstanding (000’s), end of year	7,734	7,725	5,846	4,814	6,410

Net Assets (000’s), end of year	$7,405	$8,575	$5,236	$4,260	$5,735

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	2.24%	2.16%	2.23%	2.63%	1.49%

Total Return (C)	-13.74%	23.92%	1.24%	-1.10%	-6.50%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Money Market Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$2.506	$2.500	$2.508	$2.522	$2.539

Unit value, end of year	$2.537	$2.506	$2.500	$2.508	$2.522

Units outstanding (000’s), beginning of year	4,960	3,960	3,869	6,948	6,854
Units Issued (000’s)	3,623	2,741	2,079	2,112	2,256
Units Redeemed (000’s)	(2,029)	(1,741)	(1,988)	(5,191)	(2,162)

Units Outstanding (000’s), end of year	6,554	4,960	3,960	3,869	6,948

Net Assets (000’s), end of year	$16,630	$12,431	$9,899	$9,702	$17,526

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	0.25%	0.12%	—	—	—

Total Return (C)	1.25%	0.25%	-0.31%	-0.59%	-0.64%

	Mutual of America Investment Corporation
	Mid-Term Bond Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$2.592	$2.544	$2.469	$2.466	$2.401

Unit value, end of year	$2.595	$2.592	$2.544	$2.469	$2.466

Units outstanding (000’s), beginning of year	11,802	10,091	9,654	14,698	13,601
Units Issued (000’s)	3,471	5,119	3,707	3,465	3,932
Units Redeemed (000’s)	(2,988)	(3,408)	(3,270)	(8,509)	(2,835)

Units Outstanding (000’s), end of year	12,285	11,802	10,091	9,654	14,698

Net Assets (000’s), end of year	$31,878	$30,588	$25,675	$23,839	$36,245

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	2.12%	2.14%	2.59%	2.28%	2.56%

Total Return (C)	0.12%	1.86%	3.04%	0.13%	2.71%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Bond Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$6.896	$6.686	$6.414	$6.424	$6.073

Unit value, end of year	$6.877	$6.896	$6.686	$6.414	$6.424

Units outstanding (000’s), beginning of year	9,985	8,290	7,276	10,994	9,702
Units Issued (000’s)	2,419	4,370	3,100	2,635	3,415
Units Redeemed (000’s)	(2,335)	(2,675)	(2,086)	(6,353)	(2,123)

Units Outstanding (000’s), end of year	10,069	9,985	8,290	7,276	10,994

Net Assets (000’s), end of year	$69,243	$68,864	$55,426	$46,668	$70,623

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	2.64%	2.70%	2.76%	3.08%	2.91%

Total Return (C)	-0.28%	3.15%	4.24%	-0.15%	5.78%

	Mutual of America Investment Corporation
	Retirement Income Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.605	$1.501	$1.420	$1.420	$1.340

Unit value, end of year	$1.578	$1.605	$1.501	$1.420	$1.420

Units outstanding (000’s), beginning of year	9,837	6,154	6,858	8,213	4,455
Units Issued (000’s)	4,588	5,543	2,988	5,143	5,829
Units Redeemed (000’s)	(3,678)	(1,860)	(3,692)	(6,498)	(2,071)

Units Outstanding (000’s), end of year	10,747	9,837	6,154	6,858	8,213

Net Assets (000’s), end of year	$16,962	$15,785	$9,240	$9,741	$11,665

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	1.71%	1.85%	2.12%	1.76%	1.63%

Total Return (C)	-1.64%	6.87%	5.71%	0.01%	5.97%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2010 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.626	$1.498	$1.408	$1.409	$1.324

Unit value, end of year	$1.587	$1.626	$1.498	$1.408	$1.409

Units outstanding (000’s), beginning of year	2,980	2,709	2,679	4,839	4,391
Units Issued (000’s)	583	1,400	1,258	805	1,469
Units Redeemed (000’s)	(666)	(1,129)	(1,228)	(2,965)	(1,021)

Units Outstanding (000’s), end of year	2,897	2,980	2,709	2,679	4,839

Net Assets (000’s), end of year	$4,599	$4,845	$4,056	$3,771	$6,817

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	1.96%	2.19%	2.27%	2.13%	1.93%

Total Return (C)	-2.37%	8.57%	6.39%	-0.08%	6.40%

	Mutual of America Investment Corporation
	2015 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.648	$1.497	$1.396	$1.399	$1.312

Unit value, end of year	$1.592	$1.648	$1.497	$1.396	$1.399

Units outstanding (000’s), beginning of year	15,432	14,049	15,433	23,681	19,888
Units Issued (000’s)	4,353	6,488	5,026	7,521	9,557
Units Redeemed (000’s)	(5,610)	(5,105)	(6,410)	(15,769)	(5,764)

Units Outstanding (000’s), end of year	14,175	15,432	14,049	15,433	23,681

Net Assets (000’s), end of year	$22,562	$25,437	$21,026	$21,538	$33,118

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	1.93%	2.03%	2.32%	2.05%	1.83%

Total Return (C)	-3.44%	10.14%	7.24%	-0.21%	6.62%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2020 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.689	$1.508	$1.395	$1.400	$1.311

Unit value, end of year	$1.614	$1.689	$1.508	$1.395	$1.400

Units outstanding (000’s), beginning of year	58,519	42,341	37,777	53,657	39,323
Units Issued (000’s)	20,314	28,265	18,082	19,422	22,628
Units Redeemed (000’s)	(15,506)	(12,087)	(13,518)	(35,302)	(8,294)

Units Outstanding (000’s), end of year	63,327	58,519	42,341	37,777	53,657

Net Assets (000’s), end of year	$102,205	$98,858	$63,856	$52,713	$75,128

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	1.74%	1.68%	1.92%	1.75%	1.38%

Total Return (C)	-4.46%	12.01%	8.08%	-0.34%	6.83%

	Mutual of America Investment Corporation
	2025 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.782	$1.564	$1.431	$1.439	$1.339

Unit value, end of year	$1.682	$1.782	$1.564	$1.431	$1.439

Units outstanding (000’s), beginning of year	70,597	47,216	40,002	50,395	34,873
Units Issued (000’s)	26,852	37,390	19,028	20,193	20,616
Units Redeemed (000’s)	14,039	(14,009)	(11,814)	(30,586)	(5,094)

Units Outstanding (000’s), end of year	83,410	70,597	47,216	40,002	50,395

Net Assets (000’s), end of year	$140,282	$125,829	$73,869	$57,232	$72,519

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	1.58%	1.44%	1.72%	1.60%	1.20%

Total Return (C)	-5.64%	13.93%	9.35%	-0.58%	7.46%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2030 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.866	$1.616	$1.466	$1.476	$1.368

Unit value, end of year	$1.737	$1.866	$1.616	$1.466	$1.476

Units outstanding (000’s), beginning of year	57,496	40,504	31,802	39,955	27,662
Units Issued (000’s)	22,772	28,953	16,557	15,196	16,291
Units Redeemed (000’s)	(10,499)	(11,961)	(7,855)	(23,349)	(3,998)

Units Outstanding (000’s), end of year	69,769	57,496	40,504	31,802	39,955

Net Assets (000’s), end of year	$121,204	$107,293	$65,445	$46,614	$58,975

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	1.46%	1.33%	1.65%	1.55%	1.15%

Total Return (C)	-6.91%	15.49%	10.23%	-0.69%	7.90%

	Mutual of America Investment Corporation
	2035 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.885	$1.617	$1.457	$1.470	$1.364

Unit value, end of year	$1.739	$1.885	$1.617	$1.457	$1.470

Units outstanding (000’s), beginning of year	47,896	33,452	25,679	32,459	22,875
Units Issued (000’s)	20,940	23,937	14,976	11,909	12,828
Units Redeemed (000’s)	(8,820)	(9,493)	(7,203)	(18,689)	(3,244)

Units Outstanding (000’s), end of year	60,016	47,896	33,452	25,679	32,459

Net Assets (000’s), end of year	$104,364	$90,306	$54,081	$37,424	$47,708

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	1.38%	1.25%	1.54%	1.45%	1.05%

Total Return (C)	-7.77%	16.62%	10.93%	-0.85%	7.72%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2040 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.885	$1.613	$1.451	$1.467	$1.369

Unit value, end of year	$1.728	$1.885	$1.613	$1.451	$1.467

Units outstanding (000’s), beginning of year	41,312	29,769	25,000	29,158	21,648
Units Issued (000’s)	16,287	21,036	11,823	12,106	10,739
Units Redeemed (000’s)	(7,455)	(9,493)	(7,054)	(16,264)	(3,229)

Units Outstanding (000’s), end of year	50,684	41,312	29,769	25,000	29,158

Net Assets (000’s), end of year	$87,583	$77,887	$48,023	$36,280	$42,788

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	1.35%	1.19%	1.48%	1.39%	1.04%

Total Return (C)	-8.35%	16.87%	11.16%	-1.11%	7.18%

	Mutual of America Investment Corporation
	2045 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.871	$1.598	$1.437	$1.454	$1.361

Unit value, end of year	$1.709	$1.871	$1.598	$1.437	$1.454

Units outstanding (000’s), beginning of year	51,041	39,544	32,554	36,538	28,752
Units Issued (000’s)	18,446	24,221	15,320	14,920	12,404
Units Redeemed (000’s)	(9,047)	(12,724)	(8,330)	(18,904)	(4,618)

Units Outstanding (000’s), end of year	60,440	51,041	39,544	32,554	36,538

Net Assets (000’s), end of year	$103,266	$95,511	$63,194	$46,791	$53,132

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	1.37%	1.19%	1.49%	1.41%	1.02%

Total Return (C)	-8.69%	17.09%	11.18%	-1.16%	6.82%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2050 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.786	$1.522	$1.368	$1.384	$1.298

Unit value, end of year	$1.622	$1.786	$1.522	$1.368	$1.384

Units outstanding (000’s), beginning of year	30,495	19,250	10,796	6,508	2,556
Units Issued (000’s)	17,176	18,305	11,340	8,341	4,741
Units Redeemed (000’s)	(6,722)	(7,060)	(2,886)	(4,053)	(789)

Units Outstanding (000’s), end of year	40,949	30,495	19,250	10,796	6,508

Net Assets (000’s), end of year	$66,439	$54,445	$29,295	$14,764	$9,008

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	1.21%	0.96%	1.07%	0.83%	0.15%

Total Return (C)	-9.14%	17.34%	11.28%	-1.20%	6.62%

	Mutual of America Investment Corporation
	2055 Retirement Fund				2060 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,		Period Ended December 31, 2016(1)		Period Ended December 31, 2018(2)
	2018	2017
Unit value, beginning of year/period	$1.220	$1.039	$1.000		$10.000

Unit value, end of year/period	$1.107	$1.220	$1.039		$8.926

Units outstanding (000’s), beginning of year/period	4,496	244	—		—
Units Issued (000’s)	9,799	4,665	269		87
Units Redeemed (000’s)	(2,346)	(413)	(25)		(3)

Units Outstanding (000’s), end of year/period	11,949	4,496	244		84

Net Assets (000’s), end of year/period	$13,227	$5,486	$253		$749

Expense Ratio (A)	0.45%	0.45%	0.45%	(D)	0.45%	(D)

Investment Income Ratio (B)	0.59%	—	—		—

Total Return (C)	-9.28%	17.46%	3.88%	(E)	-10.74%	(E)

(1)	For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Conservative Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$2.048	$1.888	$1.778	$1.778	$1.676

Unit value, end of year/	$1.997	$2.048	$1.888	$1.778	$1.778

Units outstanding (000’s), beginning of year	14,828	10,429	8,827	12,387	9,283
Units Issued (000’s)	3,345	7,814	4,537	4,277	5,551
Units Redeemed (000’s)	(4,667)	(3,415)	(2,935)	(7,837)	(2,447)

Units Outstanding (000’s), end of year	13,506	14,828	10,429	8,827	12,387

Net Assets (000’s), end of year	$26,970	$30,364	$19,695	$15,691	$22,028

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	2.12%	2.12%	2.32%	2.07%	2.14%

Total Return (C)	-2.48%	8.43%	6.23%	-0.04%	6.09%

	Mutual of America Investment Corporation
	Moderate Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$2.659	$2.349	$2.163	$2.170	$2.025

Unit value, end of year	$2.531	$2.659	$2.349	$2.163	$2.170

Units outstanding (000’s), beginning of year	30,570	23,723	19,957	30,595	26,308
Units Issued (000’s)	7,359	14,186	9,243	8,019	9,056
Units Redeemed (000’s)	(6,225)	(7,339)	(5,477)	(18,657)	(4,769)

Units Outstanding (000’s), end of year	31,704	30,570	23,723	19,957	30,595

Net Assets (000’s), end of year	$80,229	$81,289	$55,721	$43,167	$66,385

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	1.89%	1.86%	2.17%	2.04%	1.82%

Total Return (C)	-4.84%	13.21%	8.59%	-0.31%	7.17%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Aggressive Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$3.185	$2.743	$2.485	$2.506	$2.340

Unit value, end of year	$2.944	$3.185	$2.743	$2.485	$2.506

Units outstanding (000’s), beginning of year	20,860	16,261	14,431	21,351	19,022
Units Issued (000’s)	4,427	9,220	5,666	4,941	6,313
Units Redeemed (000’s)	(4,145)	(4,621)	(3,836)	(11,861)	(3,984)

Units Outstanding (000’s), end of year	21,142	20,860	16,261	14,431	21,351

Net Assets (000’s), end of year	$62,247	$66,430	$44,598	$35,861	$53,515

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	1.71%	1.57%	1.99%	1.83%	1.55%

Total Return (C)	-7.55%	16.11%	10.37%	-0.85%	7.12%

	Fidelity
	VIP Equity-Income Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$85.579	$76.062	$64.672	$67.589	$62.420

Unit value, end of year	$78.213	$85.579	$76.062	$64.672	$67.589

Units outstanding (000’s), beginning of year	834	728	662	1,181	1,144
Units Issued (000’s)	156	351	248	180	265
Units Redeemed (000’s)	(196)	(245)	(182)	(699)	(228)

Units Outstanding (000’s), end of year	794	834	728	662	1,181

Net Assets (000’s), end of year	$62,137	$71,335	$55,349	$42,835	$79,837

Expense Ratio (A)(D)	0.35%	0.35%	0.35%	0.37%	0.40%

Investment Income Ratio (B)	2.21%	1.67%	2.38%	3.10%	2.83%

Total Return (C)	-8.61%	12.51%	17.61%	-4.32%	8.28%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.50% in 2014, 0.47% in 2015 and 0.45% in 2016 through 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Fidelity
	VIP Asset Manager Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$53.929	$47.423	$46.160	$46.271	$43.897

Unit value, end of year	$50.868	$53.929	$47.423	$46.160	$46.271

Units outstanding (000’s), beginning of year	769	698	611	984	941
Units Issued (000’s)	158	308	242	220	216
Units Redeemed (000’s)	(183)	(237)	(155)	(593)	(173)

Units Outstanding (000’s), end of year	744	769	698	611	984

Net Assets (000’s), end of year	$37,840	$41,479	$33,119	$28,219	$45,542

Expense Ratio (A)(D)	0.35%	0.35%	0.35%	0.37%	0.40%

Investment Income Ratio (B)	1.66%	1.88%	1.45%	1.56%	1.53%

Total Return (C)	-5.67%	13.72%	2.74%	-0.24%	5.41%

	Fidelity
	VIP Contrafund Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$100.085	$82.399	$76.577	$76.320	$68.449

Unit value, end of year	$93.382	$100.085	$82.399	$76.577	$76.320

Units outstanding (000’s), beginning of year	1,637	1,373	1,349	2,491	2,398
Units Issued (000’s)	314	700	436	369	526
Units Redeemed (000’s)	(335)	(436)	(412)	(1,511)	(433)

Units Outstanding (000’s), end of year	1,616	1,637	1,373	1,349	2,491

Net Assets (000’s), end of year	$150,927	$163,794	$113,175	$103,269	$190,122

Expense Ratio (A)(D)	0.35%	0.35%	0.35%	0.37%	0.40%

Investment Income Ratio (B)	0.70%	0.99%	0.79%	1.02%	0.97%

Total Return (C)	-6.70%	21.46%	7.60%	0.34%	11.50%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.50% in 2014, 0.47% in 2015 and 0.45% in 2016 through 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Fidelity
	VIP Mid Cap Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$94.657	$78.619	$70.292	$71.543	$67.582

Unit value, end of year	$80.617	$94.657	$78.619	$70.292	$71.543

Units outstanding (000’s), beginning of year	533	434	420	720	701
Units Issued (000’s)	133	241	139	143	186
Units Redeemed (000’s)	(130)	(142)	(125)	(443)	(167)

Units Outstanding (000’s), end of year	536	533	434	420	720

Net Assets (000’s), end of year	$43,219	$50,408	$34,160	$29,517	$51,506

Expense Ratio (A)(D)	0.35%	0.35%	0.35%	0.37%	0.40%

Investment Income Ratio (B)	0.64%	0.70%	0.50%	0.49%	0.25%

Total Return (C)	-14.83%	20.40%	11.85%	-1.75%	5.86%

	Vanguard
	VIF Diversified Value Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$31.739	$28.173	$25.071	$25.804	$23.613

Unit value, end of year	$28.717	$31.739	$28.173	$25.071	$25.804

Units outstanding (000’s), beginning of year	1,680	1,331	1,065	1,786	1,514
Units Issued (000’s)	419	863	564	425	621
Units Redeemed (000’s)	(429)	(514)	(298)	(1,146)	(349)

Units Outstanding (000’s), end of year	1,670	1,680	1,331	1,065	1,786

Net Assets (000’s), end of year	$47,962	$53,334	$37,503	$26,671	$46,093

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	2.57%	2.77%	2.66%	2.56%	2.07%

Total Return (C)	-9.52%	12.66%	12.37%	-2.84%	9.28%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.50% in 2014, 0.47% in 2015 and 0.45% in 2016 through 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Vanguard
	VIF International Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$38.424	$27.051	$26.663	$27.003	$28.890

Unit value, end of year	$33.427	$38.424	$27.051	$26.663	$27.003

Units outstanding (000’s), beginning of year	2,494	1,955	1,808	2,945	2,779
Units Issued (000’s)	574	1,114	627	574	693
Units Redeemed (000’s)	(538)	(575)	(480)	(1,711)	(527)

Units Outstanding (000’s), end of year	2,530	2,494	1,955	1,808	2,945

Net Assets (000’s), end of year	$84,556	$95,831	$52,880	$48,212	$79,528

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	0.78%	1.06%	1.44%	1.86%	1.45%

Total Return (C)	-13.01%	42.05%	1.46%	-1.26%	-6.53%

	Vanguard
	VIF Real Estate Index Portfolio					VIF Total Bond Market Index Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,					Period Ended December 31, 2018(1)
	2018	2017	2016	2015	2014
Unit value, beginning of year/period	$17.543	$16.818	$15.590	$15.323	$11.837	$10.000

Unit value, end of year/period	$16.530	$17.543	$16.818	$15.590	$15.323	$10.135

Units outstanding (000’s), beginning of year/period	683	632	365	570	56	—
Units Issued (000’s)	260	389	528	519	642	203
Units Redeemed (000’s)	(231)	(338)	(261)	(724)	(128)	(24)

Units Outstanding (000’s), end of year/period	712	683	632	365	570	179

Net Assets (000’s), end of year/period	$11,762	$11,980	$10,625	$5,687	$8,733	$1,816

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%	0.45%	(D)

Investment Income Ratio (B)	3.04%	2.57%	2.08%	2.09%	1.28%	—

Total Return (C)	-5.78%	4.31%	7.88%	1.74%	29.45%	1.35%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	American Century
	VP Capital Appreciation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017		2016		2015		2014
Unit value, beginning of year	$51.806	$42.589		$41.333		$40.640		$37.674

Unit value, end of year	$49.036	$51.806		$42.589		$41.333		$40.640

Units outstanding (000’s), beginning of year	1,312	1,091		1,081		1,790		1,754
Units Issued (000’s)	275	599		368		462		427
Units Redeemed (000’s)	(272)	(378)		(358)		(1,171)		(391)

Units Outstanding (000’s), end of year	1,315	1,312		1,091		1,081		1,790

Net Assets (000’s), end of year	$64,477	$67,986		$46,482		$44,691		$72,764

Expense Ratio (A)	0.45%	0.26%	(D)	0.20%	(D)	0.22%	(D)	0.25%	(D)

Investment Income Ratio (B)	—	—		—		—		—

Total Return (C)	-5.35%	21.64%		3.04%		1.71%		7.87%

	American Funds
	New World Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017		2016		2015		2014
Unit value, beginning of year	$30.526	$23.636		$22.484		$23.279		$25.333

Unit value, end of year	$25.492	$30.526		$23.636		$22.484		$23.279

Units outstanding (000’s), beginning of year	111	59		33		40		16
Units Issued (000’s)	49	77		39		31		26
Units Redeemed (000’s)	(39)	(25)		(13)		(38)		(2)

Units Outstanding (000’s), end of year	121	111		59		33		40

Net Assets (000’s), end of year	$3,174	$3,375		$1,401		$735		$922

Expense Ratio (A)	0.45%	0.45%		0.45%		0.47%		0.50%

Investment Income Ratio (B)	1.08%	1.35%		1.19%		0.90%		1.71%

Total Return (C)	-15.01%	29.15%		5.13%		-3.42%		-8.11%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 0.50% in 2014, 0.47% in 2015 and 0.45% in 2016 through 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Calvert
	VP SRI Balanced Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2016	2015	2014
Unit value, beginning of year	$6.196	$5.557	$5.175	$5.316	$4.875

Unit value, end of year	$6.004	$6.196	$5.557	$5.175	$5.316

Units outstanding (000’s), beginning of year	4,957	4,133	3,682	5,300	4,901
Units Issued (000’s)	1,104	1,810	1,137	1,069	1,223
Units Redeemed (000’s)	(1,076)	(986)	(686)	(2,687)	(824)

Units Outstanding (000’s), end of year	4,985	4,957	4,133	3,682	5,300

Net Assets (000’s), end of year	$29,930	$30,716	$22,966	$19,057	$28,179

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	1.77%	2.01%	1.86%	0.12%	1.59%

Total Return (C)	-3.10%	11.50%	7.38%	-2.65%	9.04%

	DWS					MFS
	Capital Growth VIP					VIT III Mid Cap Value Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,					Period Ended December 31, 2018(1)
	2018	2017	2016	2015	2014
Unit value, beginning of year/period	$96.729	$76.927	$74.123	$68.566	$61.002	$10.000

Unit value, end of year/period	$94.759	$96.729	$76.927	$74.123	$68.566	$8.816

Units outstanding (000’s), beginning of year/period	733	657	648	1,079	1,028	—
Units Issued (000’s)	196	339	217	224	209	11
Units Redeemed (000’s)	(168)	(263)	(208)	(655)	(158)	(3)

Units Outstanding (000’s), end of year/period	761	733	657	648	1,079	8

Net Assets (000’s), end of year/period	$72,132	$70,947	$50,518	$48,027	$73,955	$73

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%	0.20%	(D)(F)

Investment Income Ratio (B)	0.71%	0.71%	0.82%	0.69%	0.62%	0.90%	(E)

Total Return (C)	-2.04%	25.74%	3.78%	8.10%	12.40%	-11.84%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by MFS, the expense ratio would have been 0.45%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Oppenheimer
	Main Street Fund/VA
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2016	2015	2014
Unit value, beginning of year	$51.840	$44.539	$40.082	$38.975	$35.388

Unit value, end of year	$47.358	$51.840	$44.539	$40.082	$38.975

Units outstanding (000’s), beginning of year	289	210	186	306	263
Units Issued (000’s)	72	162	100	76	101
Units Redeemed (000’s)	(100)	(83)	(76)	(196)	(58)

Units Outstanding (000’s), end of year	261	289	210	186	306

Net Assets (000’s), end of year	$12,420	$14,960	$9,358	$7,442	$11,917

Expense Ratio (A)	0.45%	0.45%	0.45%	0.47%	0.50%

Investment Income Ratio (B)	1.16%	1.26%	1.10%	0.92%	0.81%

Total Return (C)	-8.30%	16.39%	11.12%	2.84%	10.14%

	PIMCO
	VIT Real Return Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2016	2015	2014
Unit value, beginning of year	$13.928	$13.456	$12.861	$13.262	$12.912

Unit value, end of year	$13.587	$13.928	$13.456	$12.861	$13.262

Units outstanding (000’s), beginning of year	453	330	233	242	33
Units Issued (000’s)	221	270	211	217	263
Units Redeemed (000’s)	(153)	(147)	(114)	(226)	(54)

Units Outstanding (000’s), end of year	521	453	330	233	242

Net Assets (000’s), end of year	$7,074	$6,304	$4,445	$2,998	$3,211

Expense Ratio (A)(D)	0.35%	0.35%	0.35%	0.37%	0.40%

Investment Income Ratio (B)	2.63%	2.53%	2.47%	4.27%	1.36%

Total Return (C)	-2.45%	3.51%	4.63%	-3.02%	2.71%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by PIMCO, the expense ratio would have been 0.50% in 2014, 0.47% in 2015 and 0.45% in 2016 through 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	T. Rowe Price
	Blue Chip Growth Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2016	2015	2014
Unit value, beginning of year	$31.092	$22.902	$22.792	$20.594	$18.940

Unit value, end of year	$31.628	$31.092	$22.902	$22.792	$20.594

Units outstanding (000’s), beginning of year	1,268	551	543	246	62
Units Issued (000’s)	1,289	946	441	594	238
Units Redeemed (000’s)	(514)	(229)	(433)	(297)	(54)

Units Outstanding (000’s), end of year	2,043	1,268	551	543	246

Net Assets (000’s), end of year	$64,631	$39,419	$12,623	$12,368	$5,061

Expense Ratio (A)(D)	0.20%	0.29%	0.30%	0.32%	0.35%

Investment Income Ratio (B)	3.36%	—	—	—	—

Total Return (C)	1.72%	35.76%	0.48%	10.68%	8.73%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.50% in 2014, 0.47% in 2015 and 0.45% in 2016 through 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

Tier 4 Reduced Fee Units*

	Mutual of America Investment Corporation
	Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2016	2015	2014
Unit value, beginning of year	$7.554	$6.247	$5.621	$5.585	$4.951

Unit value, end of year	$7,166	$7.554	$6.247	$5.621	$5.585

Units outstanding (000’s), beginning of year	12,631	15,369	15,362	15,370	15,570
Units Issued (000’s)	3,618	7,304	5,832	4,486	4,836
Units Redeemed (000’s)	(4,380)	(10,042)	(5,825)	(4,494)	(5,036)

Units Outstanding (000’s), end of year	11,869	12,631	15,369	15,362	15,370

Net Assets (000’s), end of year	$85,060	$95,415	$96,013	$86,351	$85,850

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.58%	1.60%	1.76%	1.59%	1.53%

Total Return (C)	-5.13%	20.92%	11.13%	0.64%	12.82%

	Mutual of America Investment Corporation
	All America Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2016	2015	2014
Unit value, beginning of year	$20.944	$17.645	$15.921	$16.023	$14.500

Unit value, end of year	$19.097	$20.944	$17.645	$15.921	$16.023

Units outstanding (000’s), beginning of year	1,278	1,868	2,071	2,249	2,472
Units Issued (000’s)	300	686	573	410	553
Units Redeemed (000’s)	(369)	(1,276)	(776)	(588)	(776)

Units Outstanding (000’s), end of year	1,209	1,278	1,868	2,071	2,249

Net Assets (000’s), end of year	$23,081	$26,777	$32,968	$32,969	$36,041

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.27%	1.23%	1.36%	1.35%	1.25%

Total Return (C)	-8.82%	18.70%	10.82%	-0.63%	10.50%

*	Includes 401(k) Plans.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Value Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2016	2015	2014
Unit value, beginning of year	$2.602	$2.417	$2.026	$2.109	$2.018

Unit value, end of year	$2.209	$2.602	$2.417	$2.026	$2.109

Units outstanding (000’s), beginning of year	10,456	15,192	16,346	17,994	19,920
Units Issued (000’s)	1,754	5,640	4,651	3,380	4,441
Units Redeemed (000’s)	(3,708)	(10,376)	(5,805)	(5,028)	(6,367)

Units Outstanding (000’s), end of year	8,502	10,456	15,192	16,346	17,994

Net Assets (000’s), end of year	$18,782	$27,203	$36,718	$33,110	$37,957

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.42%	0.56%	0.86%	0.83%	1.26%

Total Return (C)	-15.09%	7.64%	19.32%	-3.98%	4.55%

	Mutual of America Investment Corporation
	Small Cap Growth Fund					Small Cap Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,					Period Ended December 31, 2018(1)
	2018	2017	2016	2015	2014
Unit value, beginning of year/period	$2.663	$2.164	$2.013	$2.075	$1.975	$10.000

Unit value, end of year/period	$2.315	$2.663	$2.164	$2.013	$2.075	$8.317

Units outstanding (000’s), beginning of year/period	12,011	16,304	18,644	20,022	22,393	—
Units Issued (000’s)	2,695	6,833	4,973	4,833	6,041	115
Units Redeemed (000’s)	(4,070)	(11,126)	(7,313)	(6,211)	(8,412)	(29)

Units Outstanding (000’s), end of year/period	10,636	12,011	16,304	18,644	20,022	86

Net Assets (000’s), end of year/period	$24,625	$31,985	$35,275	$37,539	$41,547	$711

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	(D)

Investment Income Ratio (B)	0.01%	0.02%	—	—	0.05%	1.22%	(E)

Total Return (C)	-13.05%	23.08%	7.45%	-2.97%	5.08%	-16.83%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid Cap Value Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2016	2015	2014
Unit value, beginning of year	$2.384	$2.087	$1.807	$1.880	$1.662

Unit value, end of year	$2.036	$2.384	$2.087	$1.807	$1.880

Units outstanding (000’s), beginning of year	3,800	4,711	5,050	5,333	4,661
Units Issued (000’s)	969	2,507	1,880	1,777	2,259
Units Redeemed (000’s)	(1,300)	(3,418)	(2,219)	(2,060)	(1,587)

Units Outstanding (000’s), end of year	3,469	3,800	4,711	5,050	5,333

Net Assets (000’s), end of year	$7,061	$9,058	$9,830	$9,124	$10,029

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.67%	1.04%	1.30%	1.06%	0.80%

Total Return (C)	-14.59%	14.23%	15.49%	-3.92%	13.15%

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2016	2015	2014
Unit value, beginning of year	$5.104	$4.425	$3.694	$3.806	$3.492

Unit value, end of year	$4.502	$5.104	$4.425	$3.694	$3.806

Units outstanding (000’s), beginning of year	13,323	16,973	16,570	17,068	17,942
Units Issued (000’s)	2,856	7,661	6,408	4,799	5,260
Units Redeemed (000’s)	(4,633)	(11,311)	(6,005)	(5,297)	(6,134)

Units Outstanding (000’s), end of year	11,546	13,323	16,973	16,570	17,068

Net Assets (000’s), end of year	$51,980	$68,002	$75,101	$61,202	$64,958

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.35%	1.10%	1.24%	1.12%	0.97%

Total Return (C)	-11.79%	15.35%	19.79%	-2.95%	8.98%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Composite Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$11.194	$9.933	$9.259	$9.241	$8.520

Unit value, end of year	$10.771	$11.194	$9.933	$9.259	$9.241

Units outstanding (000’s), beginning of year	1,652	2,192	2,216	2,404	2,485
Units Issued (000’s)	416	902	648	538	576
Units Redeemed (000’s)	(529)	(1,442)	(672)	(726)	(657)

Units Outstanding (000’s), end of year	1,539	1,652	2,192	2,216	2,404

Net Assets (000’s), end of year	$16,576	$18,496	$21,774	$20,519	$22,215

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.06%	2.04%	2.05%	2.09%	1.93%

Total Return (C)	-3.78%	12.69%	7.28%	0.20%	8.46%

	Mutual of America Investment Corporation
	International Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.101	$0.889	$0.880	$0.891	$0.954

Unit value, end of year	$0.948	$1.101	$0.889	$0.880	$0.891

Units outstanding (000’s), beginning of year	5,471	4,459	4,640	4,407	4,222
Units Issued (000’s)	1,220	3,827	2,201	1,781	1,616
Units Redeemed (000’s)	(2,190)	(2,815)	(2,382)	(1,548)	(1,431)

Units Outstanding (000’s), end of year	4,501	5,471	4,459	4,640	4,407

Net Assets (000’s), end of year	$4,266	$6,022	$3,967	$4,083	$3,926

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.24%	2.16%	2.23%	2.63%	1.49%

Total Return (C)	-13.88%	23.73%	1.08%	-1.22%	-6.59%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Money Market Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$2.485	$2.483	$2.494	$2.512	$2.530

Unit value, end of year	$2.513	$2.485	$2.483	$2.494	$2.512

Units outstanding (000’s), beginning of year	2,168	2,976	3,204	4,149	4,629
Units Issued (000’s)	1,360	1,802	1,536	1,859	1,583
Units Redeemed (000’s)	(1,094)	(2,610)	(1,764)	(2,804)	(2,063)

Units Outstanding (000’s), end of year	2,434	2,168	2,976	3,204	4,149

Net Assets (000’s), end of year	$6,116	$5,388	$7,388	$7,991	$10,421

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	0.25%	0.12%	—	—	—

Total Return (C)	1.10%	0.10%	-0.46%	-0.70%	-0.73%

	Mutual of America Investment Corporation
	Mid-Term Bond Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$2.572	$2.528	$2.457	$2.457	$2.394

Unit value, end of year	$2.571	$2.572	$2.528	$2.457	$2.457

Units outstanding (000’s), beginning of year	5,860	6,933	7,265	8,582	9,099
Units Issued (000’s)	1,557	3,513	2,850	1,974	2,891
Units Redeemed (000’s)	(2,262)	(4,586)	(3,182)	(3,291)	(3,408)

Units Outstanding (000’s), end of year	5,155	5,860	6,933	7,265	8,582

Net Assets (000’s), end of year	$13,254	$15,070	$17,528	$17,851	$21,083

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.12%	2.14%	2.59%	2.28%	2.56%

Total Return (C)	-0.03%	1.72%	2.89%	0.01%	2.62%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Bond Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$6.842	$6.642	$6.382	$6.399	$6.054

Unit value, end of year	$6.812	$6.842	$6.642	$6.382	$6.399

Units outstanding (000’s), beginning of year	5,729	6,820	6,722	7,466	7,707
Units Issued (000’s)	1,145	3,208	2,775	2,055	2,496
Units Redeemed (000’s)	(2,111)	(4,299)	(2,677)	(2,799)	(2,737)

Units Outstanding (000’s), end of year	4,763	5,729	6,820	6,722	7,466

Net Assets (000’s), end of year	$32,445	$39,195	$45,304	$42,899	$47,774

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.64%	2.70%	2.76%	3.08%	2.91%

Total Return (C)	-0.43%	3.00%	4.08%	-0.26%	5.69%

	Mutual of America Investment Corporation
	Retirement Income Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.591	$1.491	$1.413	$1.414	$1.335

Unit value, end of year	$1.563	$1.591	$1.491	$1.413	$1.414

Units outstanding (000’s), beginning of year	7,912	4,336	3,881	3,922	3,406
Units Issued (000’s)	3,014	7,566	2,630	3,037	1,763
Units Redeemed (000’s)	(3,605)	(3,990)	(2,175)	(3,078)	(1,247)

Units Outstanding (000’s), end of year	7,321	7,912	4,336	3,881	3,922

Net Assets (000’s), end of year	$11,440	$12,589	$6,464	$5,481	$5,545

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.71%	1.85%	2.12%	1.76%	1.63%

Total Return (C)	-1.79%	6.71%	5.55%	-0.10%	5.88%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2010 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.612	$1.487	$1.400	$1.402	$1.319

Unit value, end of year	$1.572	$1.612	$1.487	$1.400	$1.402

Units outstanding (000’s), beginning of year	1,500	1,565	2,170	2,570	2,087
Units Issued (000’s)	334	724	731	619	1,222
Units Redeemed (000’s)	(486)	(789)	(1,336)	(1,019)	(739)

Units Outstanding (000’s), end of year	1,348	1,500	1,565	2,170	2,570

Net Assets (000’s), end of year	$2,119	$2,418	$2,327	$3,038	$3,605

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.96%	2.19%	2.27%	2.13%	1.93%

Total Return (C)	-2.51%	8.41%	6.24%	-0.20%	6.31%

	Mutual of America Investment Corporation
	2015 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.634	$1.486	$1.388	$1.392	$1.307

Unit value, end of year	$1.576	$1.634	$1.486	$1.388	$1.392

Units outstanding (000’s), beginning of year	10,350	12,718	13,332	13,797	12,429
Units Issued (000’s)	2,690	4,715	4,982	6,381	5,577
Units Redeemed (000’s)	(4,261)	(7,083)	(5,596)	(6,846)	(4,209)

Units Outstanding (000’s), end of year	8,779	10,350	12,718	13,332	13,797

Net Assets (000’s), end of year	$13,832	$16,914	$18,898	$18,502	$19,210

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.93%	2.03%	2.32%	2.05%	1.83%

Total Return (C)	-3.59%	9.98%	7.08%	-0.33%	6.53%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2020 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.675	$1.497	$1.387	$1.394	$1.306

Unit value, end of year	$1.598	$1.675	$1.497	$1.387	$1.394

Units outstanding (000’s), beginning of year	36,689	39,926	36,826	33,029	26,321
Units Issued (000’s)	12,275	20,971	18,225	15,218	13,550
Units Redeemed (000’s)	(14,350)	(24,208)	(15,125)	(11,421)	(6,842)

Units Outstanding (000’s), end of year	34,614	36,689	39,926	36,826	33,029

Net Assets (000’s), end of year	$55,301	$61,446	$59,785	$51,095	$46,039

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.74%	1.68%	1.92%	1.75%	1.38%

Total Return (C)	-4.61%	11.85%	7.92%	-0.46%	6.73%

	Mutual of America Investment Corporation
	2025 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.767	$1.553	$1.423	$1.433	$1.334

Unit value, end of year	$1.665	$1.767	$1.553	$1.423	$1.433

Units outstanding (000’s), beginning of year	43,563	46,677	38,021	33,956	27,083
Units Issued (000’s)	14,745	25,061	21,577	15,489	15,175
Units Redeemed (000’s)	(14,071)	(28,175)	(12,921)	(11,424)	(8,302)

Units Outstanding (000’s), end of year	44,237	43,563	46,677	38,021	33,956

Net Assets (000’s), end of year	$73,646	$76,976	$72,505	$54,090	$48,646

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.58%	1.44%	1.72%	1.60%	1.20%

Total Return (C)	-5.78%	13.76%	9.19%	-0.70%	7.36%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2030 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.850	$1.604	$1.457	$1.469	$1.363

Unit value, end of year	$1.720	$1.850	$1.604	$1.457	$1.469

Units outstanding (000’s), beginning of year	37,755	38,155	33,205	26,645	21,668
Units Issued (000’s)	15,625	22,269	16,823	14,336	11,819
Units Redeemed (000’s)	(11,746)	(22,669)	(11,873)	(7,776)	(6,842)

Units Outstanding (000’s), end of year	41,634	37,755	38,155	33,205	26,645

Net Assets (000’s), end of year	$71,595	$69,847	$61,209	$48,396	$39,154

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.46%	1.33%	1.65%	1.55%	1.15%

Total Return (C)	-7.05%	15.32%	10.07%	-0.82%	7.81%

	Mutual of America Investment Corporation
	2035 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.869	$1.605	$1.449	$1.463	$1.360

Unit value, end of year	$1.721	$1.869	$1.605	$1.449	$1.463

Units outstanding (000’s), beginning of year	33,115	32,296	29,082	24,934	17,745
Units Issued (000’s)	11,819	19,678	13,851	12,077	11,767
Units Redeemed (000’s)	(10,194)	(18,859)	(10,637)	(7,929)	(4,578)

Units Outstanding (000’s), end of year	34,740	33,115	32,296	29,082	24,934

Net Assets (000’s), end of year	$59,797	$61,898	$51,839	$42,143	$36,484

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.38%	1.25%	1.54%	1.45%	1.05%

Total Return (C)	-7.91%	16.45%	10.77%	-0.97%	7.62%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2040 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.869	$1.602	$1.443	$1.461	$1.364

Unit value, end of year	$1.710	$1.869	$1.602	$1.443	$1.461

Units outstanding (000’s), beginning of year	26,662	26,692	23,292	20,906	15,018
Units Issued (000’s)	9,613	15,512	11,458	9,881	9,980
Units Redeemed (000’s)	(7,827)	(15,542)	(8,058)	(7,495)	(4,092)

Units Outstanding (000’s), end of year	28,448	26,662	26,692	23,292	20,906

Net Assets (000’s), end of year	$48,660	$49,835	$42,752	$33,610	$30,542

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.35%	1.19%	1.48%	1.39%	1.04%

Total Return (C)	-8.49%	16.69%	11.00%	-1.23%	7.07%

	Mutual of America Investment Corporation
	2045 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.855	$1.587	$1.429	$1.448	$1.356

Unit value, end of year	$1.691	$1.855	$1.587	$1.429	$1.448

Units outstanding (000’s), beginning of year	31,560	32,421	29,561	26,893	21,633
Units Issued (000’s)	10,241	19,259	13,135	11,301	11,235
Units Redeemed (000’s)	(9,685)	(20,120)	(10,275)	(8,633)	(5,975)

Units Outstanding (000’s), end of year	32,116	31,560	32,421	29,561	26,893

Net Assets (000’s), end of year	$54,316	$58,545	$51,441	$42,247	$38,932

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.37%	1.19%	1.49%	1.41%	1.02%

Total Return (C)	-8.83%	16.92%	11.02%	-1.28%	6.72%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2050 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.773	$1.513	$1.362	$1.380	$1.295

Unit value, end of year	$1.608	$1.773	$1.513	$1.362	$1.380

Units outstanding (000’s), beginning of year	19,548	16,730	10,233	5,263	1,790
Units Issued (000’s)	9,490	14,995	11,028	7,237	4,532
Units Redeemed (000’s)	(6,743)	(12,177)	(4,531)	(2,267)	(1,059)

Units Outstanding (000’s), end of year	22,295	19,548	16,730	10,233	5,263

Net Assets (000’s), end of year	$35,852	$34,651	$25,312	$13,933	$7,262

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.21%	0.96%	1.07%	0.83%	0.15%

Total Return (C)	-9.28%	17.16%	11.12%	-1.32%	6.52%

	Mutual of America Investment Corporation
	2055 Retirement Fund				2060 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,		Period Ended December 31, 2016(1)		Period Ended December 31, 2018(2)
	2018	2017
Unit value, beginning of year/period	$1.218	$1.038	$1.000		$10.000

Unit value, end of year/period	$1.103	$1.218	$1.038		$8.919

Units outstanding (000’s), beginning of year/period	4,126	255	—		—
Units Issued (000’s)	6,040	4,860	303		61
Units Redeemed (000’s)	(2,560)	(989)	(48)		(13)

Units Outstanding (000’s), end of year/period	7,606	4,126	255		48

Net Assets (000’s), end of year/period	$8,391	$5,025	$265		$431

Expense Ratio (A)	0.60%	0.60%	0.60%	(D)	0.60%	(D)

Investment Income Ratio (B)	0.59%	—	—		—

Total Return (C)	-9.42%	17.28%	3.85%	(E)	-10.81%	(E)

(1)	For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Conservative Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$2.032	$1.876	$1.769	$1.772	$1.671

Unit value, end of year	$1.978	$2.032	$1.876	$1.769	$1.772

Units outstanding (000’s), beginning of year	8,404	9,594	9,906	9,729	9,530
Units Issued (000’s)	2,863	5,275	4,132	4,416	3,821
Units Redeemed (000’s)	(2,102)	(6,465)	(4,444)	(4,239)	(3,622)

Units Outstanding (000’s), end of year	9,165	8,404	9,594	9,906	9,729

Net Assets (000’s), end of year	$18,131	$17,072	$18,003	$17,522	$17,235

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.12%	2.12%	2.32%	2.07%	2.14%

Total Return (C)	-2.63%	8.27%	6.08%	-0.16%	5.99%

	Mutual of America Investment Corporation
	Moderate Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$2.638	$2.333	$2.152	$2.161	$2.018

Unit value, end of year	$2.506	$2.638	$2.333	$2.152	$2.161

Units outstanding (000’s), beginning of year	16,866	21,092	21,965	21,927	21,272
Units Issued (000’s)	5,328	9,737	7,276	6,183	7,439
Units Redeemed (000’s)	(5,221)	(13,963)	(8,149)	(6,145)	(6,784)

Units Outstanding (000’s), end of year	16,973	16,866	21,092	21,965	21,927

Net Assets (000’s), end of year	$42,539	$44,487	$49,214	$47,266	$47,390

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.89%	1.86%	2.17%	2.04%	1.82%

Total Return (C)	-4.98%	13.04%	8.43%	-0.44%	7.08%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Aggressive Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$3.158	$2.724	$2.472	$2.496	$2.332

Unit value, end of year	$2.916	$3.158	$2.724	$2.472	$2.496

Units outstanding (000’s), beginning of year	11,498	14,021	15,927	16,519	16,495
Units Issued (000’s)	2,710	6,300	4,344	3,972	5,256
Units Redeemed (000’s)	(3,761)	(8,823)	(6,250)	(4,564)	(5,232)

Units Outstanding (000’s), end of year	10,447	11,498	14,021	15,927	16,519

Net Assets (000’s), end of year	$30,460	$36,317	$38,196	$39,370	$41,237

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.71%	1.57%	1.99%	1.83%	1.55%

Total Return (C)	-7.69%	15.94%	10.20%	-0.97%	7.03%

	Fidelity
	VIP Equity-Income Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$84.838	$75.517	$64.306	$67.288	$62.200

Unit value, end of year	$77.418	$84.838	$75.517	$64.306	$67.288

Units outstanding (000’s), beginning of year	467	629	673	755	818
Units Issued (000’s)	88	247	210	150	202
Units Redeemed (000’s)	(159)	(409)	(254)	(232)	(265)

Units Outstanding (000’s), end of year	396	467	629	673	755

Net Assets (000’s), end of year	$30,636	$39,581	$47,519	$43,307	$50,779

Expense Ratio (A)(D)	0.50%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.21%	1.67%	2.38%	3.10%	2.83%

Total Return (C)	-8.75%	12.34%	17.43%	-4.43%	8.18%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Fidelity
	VIP Asset Manager Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$53.465	$47.084	$45.899	$46.065	$43.741

Unit value, end of year	$50,354	$53.465	$47.084	$45.899	$46.065

Units outstanding (000’s), beginning of year	353	472	568	612	584
Units Issued (000’s)	91	180	141	141	194
Units Redeemed (000’s)	(117)	(299)	(237)	(185)	(166)

Units Outstanding (000’s), end of year	327	353	472	568	612

Net Assets (000’s), end of year	$16,462	$18,871	$22,238	$26,086	$28,171

Expense Ratio (A)(D)	0.50%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.66%	1.88%	1.45%	1.56%	1.53%

Total Return (C)	-5.82%	13.55%	2.58%	-0.36%	5.31%

	Fidelity
	VIP Contrafund Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2017	2016	2015
Unit value, beginning of year	$99.218	$81.809	$81.809	$76.143	$75.980

Unit value, end of year	$92.431	$99.218	$99.218	$81.809	$76.143

Units outstanding (000’s), beginning of year	930	1,262	1,262	1,460	1,601
Units Issued (000’s)	159	480	480	347	299
Units Redeemed (000’s)	(314)	(812)	(812)	(545)	(440)

Units Outstanding (000’s), end of year	775	930	930	1,262	1,460

Net Assets (000’s), end of year	$71,651	$92,287	$92,287	$103,255	$111,138

Expense Ratio (A)(D)	0.50%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	0.70%	0.99%	0.99%	0.79%	1.02%

Total Return (C)	-6.84%	21.28%	21.28%	7.44%	0.21%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Fidelity
	VIP Mid Cap Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2016	2015	2014
Unit value, beginning of year	$93.835	$78.054	$69.891	$71.223	$67.344

Unit value, end of year	$79.794	$93.835	$78.054	$69.891	$71.223

Units outstanding (000’s), beginning of year	320	409	453	489	508
Units Issued (000’s)	73	174	130	110	164
Units Redeemed (000’s)	(117)	(263)	(174)	(146)	(183)

Units Outstanding (000’s), end of year	276	320	409	453	489

Net Assets (000’s), end of year	$21,998	$29,985	$31,948	$31,690	$34,822

Expense Ratio (A)(D)	0.50%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	0.64%	0.70%	0.50%	0.49%	0.25%

Total Return (C)	-14.96%	20.22%	11.68%	-1.87%	5.76%

	Vanguard
	VIF Diversified Value Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2016	2015	2014
Unit value, beginning of year	$31.476	$27.981	$24.938	$25.698	$23.539

Unit value, end of year	$28.435	$31.476	$27.981	$24.938	$25.698

Units outstanding (000’s), beginning of year	868	1,165	1,235	1,289	1,264
Units Issued (000’s)	250	517	467	355	502
Units Redeemed (000’s)	(357)	(814)	(537)	(409)	(477)

Units Outstanding (000’s), end of year	761	868	1,165	1,235	1,289

Net Assets (000’s), end of year	$21,637	$27,324	$32,606	$30,780	$33,124

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.57%	2.77%	2.66%	2.56%	2.07%

Total Return (C)	-9.66%	12.49%	12.20%	-2.96%	9.17%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Vanguard
	VIF International Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2016	2015	2014
Unit value, beginning of year	$38.103	$26.866	$26.520	$26.892	$28.798

Unit value, end of year	$33.097	$38.103	$26.866	$26.520	$26.892

Units outstanding (000’s), beginning of year	1,250	1,655	1,840	1,980	2,086
Units Issued (000’s)	313	692	512	436	536
Units Redeemed (000’s)	(415)	(1,097)	(697)	(576)	(642)

Units Outstanding (000’s), end of year	1,148	1,250	1,655	1,840	1,980

Net Assets (000’s), end of year	$37,992	$47,642	$44,461	$48,816	$53,256

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	0.78%	1.06%	1.44%	1.86%	1.45%

Total Return (C)	-13.14%	41.83%	1.30%	-1.38%	-6.62%

	Vanguard
	VIF Real Estate Index Portfolio					VIF Total Bond Market Index Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,					Period Ended December 31,
	2018	2017	2016	2015	2014	2018(1)
Unit value, beginning of year/period	$17.446	$16.751	$15.551	$15.304	$11.833	$10.000

Unit value, end of year/period	$16.413	$17.446	$16.751	$15.551	$15.304	$10.128

Units outstanding (000’s), beginning of year/period	489	625	503	454	53	—
Units Issued (000’s)	126	313	481	445	528	58
Units Redeemed (000’s)	(204)	(449)	(359)	(396)	(127)	(1)

Units Outstanding (000’s), end of year/period	411	489	625	503	454	57

Net Assets (000’s), end of year/period	$6,739	$8,533	$10,463	$7,816	$6,944	$580

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	(D)

Investment Income Ratio (B)	3.04%	2.57%	2.08%	2.09%	1.28%	—

Total Return (C)	-5.92%	4.15%	7.71%	1.62%	29.33%	1.28%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	American Century
	VP Capital Appreciation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017		2016		2015		2014
Unit value, beginning of year	$51.357	$42.284		$41.099		$40.459		$37.543

Unit value, end of year	$48.536	$51.357		$42.284		$41.099		$40.459

Units outstanding (000’s), beginning of year	770	1,042		1,236		1,283		1,364
Units Issued (000’s)	146	456		321		341		392
Units Redeemed (000’s)	(245)	(728)		(515)		(388)		(473)

Units Outstanding (000’s), end of year	671	770		1,042		1,236		1,283

Net Assets (000’s), end of year	$32,547	$39,539		$44,075		$50,788		$51,895

Expense Ratio (A)	0.60%	0.41%	(D)	0.35%	(D)	0.35%	(D)	0.35%	(D)

Investment Income Ratio (B)	—	—		—		—		—

Total Return (C)	-5.49%	21.46%		2.88%		1.58%		7.77%

	American Funds
	New World Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017		2016		2015		2014
Unit value, beginning of year	$30.358	$23.542		$22.428		$23.250		$25.325

Unit value, end of year	$25.761	$30.358		$23.542		$22.428		$23.250

Units outstanding (000’s), beginning of year	81	65		61		47		10
Units Issued (000’s)	28	51		30		34		53
Units Redeemed (000’s)	(40)	(35)		(26)		(20)		(16)

Units Outstanding (000’s), end of year	69	81		65		61		47

Net Assets (000’s), end of year	$1,791	$2,451		$1,520		$1,371		$1,082

Expense Ratio (A)	0.60%	0.60%		0.60%		0.60%		0.60%

Investment Income Ratio (B)	1.08%	1.35%		1.19%		0.90%		1.71%

Total Return (C)	-15.15%	28.95%		4.97%		-3.53%		-8.19%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Calvert
	VP SRI Balanced Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$6.146	$5.520	$5.148	$5.295	$4.861

Unit value, end of year	$5.946	$6.146	$5.520	$5.148	$5.295

Units outstanding (000’s), beginning of year	3,092	3,397	3,585	3,935	3,765
Units Issued (000’s)	809	1,593	941	818	1,177
Units Redeemed (000’s)	(944)	(1,898)	(1,129)	(1,168)	(1,007)

Units Outstanding (000’s), end of year	2,957	3,092	3,397	3,585	3,935

Net Assets (000’s), end of year	$17,581	$19,005	$18,753	$18,458	$20,837

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.77%	2.01%	1.86%	0.12%	1.59%

Total Return (C)	-3.25%	11.34%	7.22%	-2.77%	8.94%

	DWS					MFS
	Capital Growth VIP					VIT III Mid Cap Value Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,					Period Ended December 31, 2018(1)
	2018	2017	2016	2015	2014
Unit value, beginning of year/period	$95.922	$76.401	$73.727	$68.283	$60.807	$10.000

Unit value, end of year/period	$93.825	$95.922	$76.401	$73.727	$68.283	$8.810

Units outstanding (000’s), beginning of year/period	406	534	635	658	719	—
Units Issued (000’s)	107	229	166	154	136	4
Units Redeemed (000’s)	(135)	(357)	(267)	(177)	(197)	—	(G)

Units Outstanding (000’s), end of year/period	378	406	534	635	658	4

Net Assets (000’s), end of year/period	$35,511	$38,965	$40,773	$46,816	$44,946	$35

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%	0.35%	(D)(F)

Investment Income Ratio (B)	0.71%	0.71%	0.82%	0.69%	0.62%	0.90%	(E)

Total Return (C)	-2.19%	25.55%	3.63%	7.97%	12.29%	-11.90%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by MFS, the expense ratio would have been 0.60%.
(G)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Oppenheimer
	Main Street Fund/VA
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$51.409	$44.235	$39.868	$38.815	$35.276

Unit value, end of year	$47.071	$51.409	$44.235	$39.868	$38.815

Units outstanding (000’s), beginning of year	171	219	213	201	188
Units Issued (000’s)	40	102	91	80	77
Units Redeemed (000’s)	(73)	(150)	(85)	(68)	(64)

Units Outstanding (000’s), end of year	138	171	219	213	201

Net Assets (000’s), end of year	$6,498	$8,801	$9,682	$8,483	$7,783

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.16%	1.26%	1.10%	0.92%	0.81%

Total Return (C)	-8.44%	16.22%	10.95%	2.71%	10.03%

	PIMCO
	VIT Real Return Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$13.858	$13.408	$12.829	$13.239	$12.908

Unit value, end of year	$13.498	$13.858	$13.408	$12.829	$13.239

Units outstanding (000’s), beginning of year	245	262	247	204	48
Units Issued (000’s)	79	177	137	167	219
Units Redeemed (000’s)	(114)	(194)	(122)	(124)	(63)

Units Outstanding (000’s), end of year	210	245	262	247	204

Net Assets (000’s), end of year	$2,834	$3,390	$3,506	$3,169	$2,706

Expense Ratio (A)(D)	0.50%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	2.63%	2.53%	2.47%	4.27%	1.36%

Total Return (C)	-2.60%	3.36%	4.51%	-3.10%	2.57%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by PIMCO, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	T. Rowe Price
	Blue Chip Growth Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$30.918	$22.809	$22.734	$20.566	$18.933

Unit value, end of year	$31.403	$30.918	$22.809	$22.734	$20.566

Units outstanding (000’s), beginning of year	791	526	553	200	44
Units Issued (000’s)	663	743	372	470	203
Units Redeemed (000’s)	(455)	(478)	(399)	(117)	(47)

Units Outstanding (000’s), end of year	999	791	526	553	200

Net Assets (000’s), end of year	$31,373	$24,450	$11,990	$12,580	$4,115

Expense Ratio (A)(D)	0.35%	0.44%	0.45%	0.45%	0.45%

Investment Income Ratio (B)	3.36%	—	—	—	—

Total Return (C)	1.57%	35.55%	0.33%	10.54%	8.63%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

Tier 5 Reduced Fee Units*

	Mutual of America Investment Corporation
	Equity Index Fund(2)		All America Fund(2)		Small Cap Value Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2018	2017	2018	2017
Unit value, beginning of year	$7.087	$5.889	$19.649	$16.633	$2.441	$2.279

Unit value, end of year	$6.700	$7.087	$17.853	$19.649	$2.065	$2.441

Units outstanding (000’s), beginning of year/period(1)	5,705	—	642	—	4,249	—
Units Issued (000’s)(1)	1,997	6,759	147	744	1,295	5,164
Units Redeemed (000’s)(1)	(2,590)	(1,054)	(336)	(102)	(1,910)	(915)

Units Outstanding (000’s), end of year/period(1)	5,112	5,705	453	642	3,634	4,249

Net Assets (000’s), end of year/period	$34,250	$40,433	$8,094	$12,607	$7,506	$10,371

Expense Ratio (A)	0.95%	1.07%	0.95%	1.07%	0.95%	1.07%

Investment Income Ratio (B)	1.58%	1.60%	1.27%	1.23%	1.42%	0.56%

Total Return (C)	-5.47%	20.35%	-9.14%	18.13%	-15.39%	7.13%

	Mutual of America Investment Corporation
	Small Cap Growth Fund(2)		Small Cap Equity Index Fund		Mid Cap Value Fund(2)		Mid-Cap Equity Index Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,		Period Ended December 31, 2018(3)		Years Ended December 31,
	2018	2017			2018	2017	2018	2017
Unit value, beginning of year/period	$2.499	$2.040	$10.000		$2.236	$1.967	$4.789	$4.171

Unit value, end of year/period	$2.165	$2.499	$8.303		$1.903	$2.236	$4.209	$4.789

Units outstanding (000’s), beginning of year/period(1)	5,252	—	—		1,752	—	5,414	—
Units Issued (000’s)(1)	1,885	6,267	35		557	2,056	1,539	6,575
Units Redeemed (000’s)(1)	(2,345)	(1,015)	(2)		(774)	(304)	(2,380)	(1,161)

Units Outstanding (000’s), end of year/period(1)	4,792	5,252	33		1,535	1,752	4,573	5,414

Net Assets (000’s), end of year/period	$10,375	$13,123	$272		$2,922	$3,918	$19,250	$25,927

Expense Ratio (A)	0.95%	1.07%	0.95%	(D)	0.95%	1.07%	0.95%	1.07%

Investment Income Ratio (B)	0.01%	0.02%	1.22%	(E)	1.67%	1.04%	1.35%	1.10%

Total Return (C)	-13.36%	22.50%	-16.97%	(E)	-14.89%	13.69%	-12.10%	14.80%

*	Includes 401(k) Plans.
(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017. Not applicable to the Mutual of America Small Cap Equity Index Fund.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Composite Fund(2)		International Fund(2)		Money Market Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2018	2017	2018	2017
Unit value, beginning of year	$10.499	$9.362	$1.042	$0.846	$2.331	$2.340

Unit value, end of year	$10.066	$10.499	$0.895	$1.042	$2.348	$2.331

Units outstanding (000’s), beginning of year/period(1)	827	—	1,707	—	1,648	—
Units Issued (000’s)(1)	241	914	1,090	2,249	888	1,935
Units Redeemed (000’s)(1)	(349)	(87)	(769)	(542)	(788)	(287)

Units Outstanding (000’s), end of year/period(1)	719	827	2,028	1,707	1,748	1,648

Net Assets (000’s), end of year/period	$7,237	$8,682	$1,814	$1,779	$4,103	$3,842

Expense Ratio (A)	0.95%	1.07%	0.95%	1.07%	0.95%	1.07%

Investment Income Ratio (B)	2.06%	2.04%	2.24%	2.16%	0.25%	0.12%

Total Return (C)	-4.12%	12.15%	-14.18%	23.14%	0.74%	-0.38%

	Mutual of America Investment Corporation
	Mid-Term Bond Fund(2)		Bond Fund(2)		Retirement Income Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2018	2017	2018	2017
Unit value, beginning of year	$2.411	$2.382	$6.415	$6.258	$1.507	$1.419

Unit value, end of year	$2.402	$2.411	$6.365	$6.415	$1.474	$1.507

Units outstanding (000’s), beginning of year/period(1)	2,590	—	2,164	—	3,021	—
Units Issued (000’s)(1)	877	3,086	761	2,597	1,646	3,425
Units Redeemed (000’s)(1)	(1,349)	(496)	(1,163)	(433)	(2,005)	(404)

Units Outstanding (000’s), end of year/period(1)	2,118	2,590	1,762	2,164	2,662	3,021

Net Assets (000’s), end of year/period	$5,088	$6,245	$11,214	$13,885	$3,924	$4,552

Expense Ratio (A)	0.95%	1.07%	0.95%	1.07%	0.95%	1.07%

Investment Income Ratio (B)	2.12%	2.14%	2.64%	2.70%	1.71%	1.85%

Total Return (C)	-0.38%	1.22%	-0.79%	2.50%	-2.14%	6.20%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2010 Retirement Fund(2)		2015 Retirement Fund(2)		2020 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2018	2017	2018	2017
Unit value, beginning of year	$1.527	$1.415	$1.548	$1.414	$1.586	$1.425

Unit value, end of year	$1.483	$1.527	$1.487	$1.548	$1.508	$1.586

Units outstanding (000’s), beginning of year/period(1)	877	—	4,960	—	17,229	—
Units Issued (000’s)(1)	195	992	745	5,797	5,737	21,467
Units Redeemed (000’s)(1)	(305)	(115)	(2,576)	(837)	(7,059)	(4,238)

Units Outstanding (000’s), end of year/period(1)	767	877	3,129	4,960	15,907	17,229

Net Assets (000’s), end of year/period	$1,138	$1,339	$4,653	$7,677	$23,985	$27,330

Expense Ratio (A)	0.95%	1.07%	0.95%	1.07%	0.95%	1.07%

Investment Income Ratio (B)	1.96%	2.19%	1.93%	2.03%	1.74%	1.68%

Total Return (C)	-2.86%	7.89%	-3.93%	9.45%	-4.95%	11.31%

	Mutual of America Investment Corporation
	2025 Retirement Fund(2)		2030 Retirement Fund(2)		2035 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2018	2017	2018	2017
Unit value, beginning of year	$1.674	$1.478	$1.752	$1.527	$1.770	$1.528

Unit value, end of year	$1.571	$1.674	$1.623	$1.752	$1.625	$1.770

Units outstanding (000’s), beginning of year/period(1)	18,776	—	17,406	—	15,463	—
Units Issued (000’s)(1)	10,116	21,900	7,399	19,930	5,482	18,604
Units Redeemed (000’s)(1)	(8,060)	(3,124)	(7,113)	(2,524)	(5,778)	(3,141)

Units Outstanding (000’s), end of year/period(1)	20,832	18,776	17,692	17,406	15,167	15,463

Net Assets (000’s), end of year/period	$32,731	$31,422	$28,712	$30,499	$24,641	$27,376

Expense Ratio (A)	0.95%	1.07%	0.95%	1.07%	0.95%	1.07%

Investment Income Ratio (B)	1.58%	1.44%	1.46%	1.33%	1.38%	1.25%

Total Return (C)	-6.12%	13.21%	-7.38%	14.77%	-8.24%	15.89%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2040 Retirement Fund(2)		2045 Retirement Fund(2)		2050 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2018	2017	2018	2017
Unit value, beginning of year	$1.770	$1.524	$1.757	$1.510	$1.720	$1.475

Unit value, end of year	$1.614	$1.770	$1.596	$1.757	$1.554	$1.720

Units outstanding (000’s), beginning of year/period(1)	11,921	—	12,860	—	8,649	—
Units Issued (000’s)(1)	5,161	13,708	6,686	14,957	5,058	9,758
Units Redeemed (000’s)(1)	(4,310)	(1,787)	(5,689)	(2,097)	(3,565)	(1,109)

Units Outstanding (000’s), end of year/period(1)	12,772	11,921	13,857	12,860	10,142	8,649

Net Assets (000’s), end of year/period	$20,618	$21,104	$22,119	$22,596	$15,766	$14,872

Expense Ratio (A)	0.95%	1.07%	0.95%	1.07%	0.95%	1.07%

Investment Income Ratio (B)	1.35%	1.19%	1.37%	1.19%	1.21%	0.96%

Total Return (C)	-8.81%	16.13%	-9.16%	16.36%	-9.60%	16.60%

	Mutual of America Investment Corporation
	2055 Retirement Fund(2)		2060 Retirement Fund		Conservative Allocation Fund(2)		Moderate Allocation Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,		Period Ended December 31, 2018(3)		Years Ended December 31,
	2018	2017			2018	2017	2018	2017
Unit value, beginning of year/period	$1.210	$1.037	$10.000		$1.905	$1.768	$2.474	$2.199

Unit value, end of year/period	$1.092	$1.210	$8.903		$1.848	$1.905	$2.342	$2.474

Units outstanding (000’s), beginning of year/period(1)	1,339	—	—		4,252	—	9,778	—
Units Issued (000’s)(1)	3,262	1,741	24		1,251	5,371	(2,977)	11,346
Units Redeemed (000’s)(1)	(1,047)	(402)	(3)		(2,094)	(1,119)	(4,225)	(1,568)

Units Outstanding (000’s), end of year/period(1)	3,554	1,339	21		3,409	4,252	8,530	9,778

Net Assets (000’s), end of year/period	$3,883	$1,621	$191		$6,299	$8,099	$19,980	$24,189

Expense Ratio (A)	0.95%	1.07%	0.95%	(D)	0.95%	1.07%	0.95%	1.07%

Investment Income Ratio (B)	0.59%	—	—		2.12%	2.12%	1.89%	1.86%

Total Return (C)	-9.74%	16.72%	-10.97%	(E)	-2.97%	7.75%	-5.32%	12.50%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017. Not applicable to the Mutual of America 2060 Retirement Fund.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation				Fidelity
	Aggressive Allocation Fund(2)				VIP Equity-Income Portfolio(2)				VIP Asset Manager Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018		2017		2018		2017		2018		2017
Unit value, beginning of year	$2.963		$2.568		$79.613		$71.207		$50.168		$44.395

Unit value, end of year	$2.725		$2.963		$72.393		$79.613		$47.082		$50.168

Units outstanding (000’s), beginning of year/period(1)	5,778		—		195		—		177		—
Units Issued (000’s)(1)	1,842		6,929		46		236		31		219
Units Redeemed (000’s)(1)	(2,281)		(1,151)		(90)		(41)		(74)		(42)

Units Outstanding (000’s), end of year/period(1)	5,339		5,778		151		195		134		177

Net Assets (000’s), end of year/period	$14,550		$17,118		$10,921		$15,562		$6,288		$8,875

Expense Ratio (A)	0.95%		1.07%		0.85%	(D)	0.97%	(D)	0.85%	(D)	0.97%	(D)

Investment Income Ratio (B)	1.71%		1.57%		2.21%		1.67%		1.66%		1.88%

Total Return (C)	-8.01%		15.39%		-9.07%		11.81%		-6.15%		13.00%

	Fidelity								Vanguard
	VIP Contrafund Portfolio(2)				VIP Mid Cap Portfolio(2)				VIF Diversified Value Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018		2017		2018		2017		2018		2017
Unit value, beginning of year	$93.106		$77.138		$88.057		$73.600		$29.530		$26.378

Unit value, end of year	$86.432		$93.106		$74.618		$88.057		$26.583		$29.530

Units outstanding (000’s), beginning of year/period(1)	382		—		139		—		378		—
Units Issued (000’s)(1)	101		445		40		170		121		470
Units Redeemed (000’s)(1)	(169)		(63)		(61)		(31)		(216)		(92)

Units Outstanding (000’s), end of year/period(1)	314		382		118		139		283		378

Net Assets (000’s), end of year/period	$27,137		$35,590		$8,770		$12,274		$7,528		$11,168

Expense Ratio (A)	0.85%	(D)	0.97%	(D)	0.85%	(D)	0.97%	(D)	0.95%		1.07%

Investment Income Ratio (B)	0.70%		0.99%		0.64%		0.70%		2.57%		2.77%

Total Return (C)	-7.17%		20.70%		-15.26%		19.64%		-9.98%		11.95%

(1)	Unit activity in 2017 for the period July1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.07% in 2017 and 0.95% in 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Vanguard						American Century
	VIF International Portfolio(2)		VIF Real Estate Index Portfolio(2)		VIF Total Bond Market Index Portfolio		VP Capital Appreciation Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2018(3)		Years Ended December 31,
	2018	2017	2018	2017			2018	2017
Unit value, beginning of year/period	$35.749	$25.326	$17.014	$16.414	$10.000		$48.200	$39.875

Unit value, end of year/period	$30.943	$35.749	$15.951	$17.014	$10.110		$45.393	$48.200

Units outstanding (000’s), beginning of year/period(1)	576	—	169	—	—		333	—
Units Issued (000’s)(1)	196	674	91	235	101		72	399
Units Redeemed (000’s)(1)	(262)	(98)	(78)	(66)	(33)		(152)	(66)

Units Outstanding (000’s), end of year/period(1)	510	576	182	169	68		253	333

Net Assets (000’s), end of year/period	$15,785	$20,588	$2,902	$2,882	$689		$11,493	$16,033

Expense Ratio (A)	0.95%	1.07%	0.95%	1.07%	0.95%	(E)	0.95%	0.88%	(D)

Investment Income Ratio (B)	0.78%	1.06%	3.04%	2.57%	—		—	—

Total Return (C)	-13.44%	41.15%	-6.25%	3.66%	1.10%	(F)	-5.82%	20.88%

(1)

Unit activity in 2017 for the period July1, 2017 (Initial Offering Date of Units) to December 31, 2017. Not applicable to the Vanguard Total Bond Market Index Portfolio and the MFS VIT III Mid Cap Value Portfolio.

(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 1.07%.
(E)	Annualized.
(F)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	American Funds		Calvert		DWS		MFS
	New World Fund(2)		VP SRI Balanced Portfolio(2)		Capital Growth VIP(2)		VIT III Mid Cap Value Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,						Period Ended December 31, 2018(3)
	2018	2017	2018	2017	2018	2017
Unit value, beginning of year/period	$29.605	$23.067	$5.765	$5.203	$89.993	$72.023	$10.000

Unit value, end of year/period	$25.032	$29.605	$5.557	$5.765	$87.716	$89.993	$8.794

Units outstanding (000’s), beginning of year/period(1)	20	—	1,517	—	166	—	—
Units Issued (000’s)(1)	24	24	470	1,861	62	197	1
Units Redeemed (000’s)(1)	(21)	(4)	(597)	(344)	(77)	(31)	—	(H)

Units Outstanding (000’s), end of year/period(1)	23	20	1,390	1,517	151	166	1

Net Assets (000’s), end of year/period	$593	$589	$7,726	$8,747	$13,237	$14,980	$11

Expense Ratio (A)	0.95%	1.07%	0.95%	1.07%	0.95%	1.07%	0.70%	(E)(G)

Investment Income Ratio (B)	1.08%	1.35%	1.77%	2.01%	0.71%	0.71%	0.90%	(F)

Total Return (C)	-15.44%	28.34%	-3.59%	10.80%	-2.53%	24.95%	-12.06%	(F)

(1)

Unit activity in 2017 for the period July1, 2017 (Initial Offering Date of Units) to December 31, 2017. Not applicable to the Vanguard Total Bond Market Index Portfolio and the MFS VIT III Mid Cap Value Portfolio.

(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(E)	Annualized.
(F)	Not annualized.
(G)	Absent reimbursement by MFS, the expense ratio would have been 0.95%.
(H)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Oppenheimer		PIMCO				T. Rowe Price
	Main Street Fund/VA(2)		VIT Real Return Portfolio(2)				Blue Chip Growth Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2018		2017		2018		2017
Unit value, beginning of year	$48.230	$41.699	$13.510		$13.134		$30.153		$22.351

Unit value, end of year	$44.004	$48.230	$13.112		$13.510		$30.158		$30.153

Units outstanding (000’s), beginning of year/period(1)	71	—	85		—		317		—
Units Issued (000’s)(1)	32	87	56		108		337		381
Units Redeemed (000’s)(1)	(37)	(16)	(37)		(23)		(226)		(64)

Units Outstanding (000’s), end of year/period(1)	66	71	104		85		428		317

Net Assets (000’s), end of year/period	$2,915	$3,440	$1,361		$1,145		$13,073		$9,558

Expense Ratio (A)	0.95%	1.07%	0.85%	(D)	0.97%	(D)	0.70%	(E)	0.92%	(E)

Investment Income Ratio (B)	1.16%	1.26%	2.63%		2.53%		3.36%		—

Total Return (C)	-8.76%	15.66%	-2.95%		2.86%		1.21%		34.91%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by PIMCO, the expense ratio would have been 1.07% in 2017 and 0.95% in 2018.
(E)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 1.07% in 2017 and 0.95% in 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

Standard Units*

	Mutual of America Investment Corporation
	Equity Index Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$7.073	$5.889	$5.331	$5.330	$4.753

Unit value, end of year	$6.660	$7.073	$5.889	$5.331	$5.330

Units outstanding (000’s), beginning of year	8,490	31,834	53,148	57,445	55,789
Units Issued (000’s)	1,754	3,448	9,752	10,649	12,738
Units Redeemed (000’s)	(2,392)	(26,792)	(31,066)	(14,946)	(11,082)

Units Outstanding (000’s), end of year	7,852	8,490	31,834	53,148	57,445

Net Assets (000’s), end of year	$52,295	$60,054	$187,473	$283,348	$306,153

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.58%	1.60%	1.76%	1.59%	1.53%

Total Return (C)	-5.85%	20.11%	10.46%	0.03%	12.14%

	Mutual of America Investment Corporation
	All America Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$19.610	$16.633	$15.100	$15.288	$13.919

Unit value, end of year	$17.746	$19.610	$16.633	$15.100	$15.288

Units outstanding (000’s), beginning of year	1,124	5,622	9,653	10,455	11,577
Units Issued (000’s)	160	291	625	939	933
Units Redeemed (000’s)	(297)	(4,789)	(4,656)	(1,741)	(2,055)

Units Outstanding (000’s), end of year	987	1,124	5,622	9,653	10,455

Net Assets (000’s), end of year	$17,522	$22,047	$93,508	$145,762	$159,836

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.27%	1.23%	1.36%	1.35%	1.25%

Total Return (C)	-9.50%	17.90%	10.16%	-1.23%	9.83%

*	Includes 401(k) Plans.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Value Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$2.436	$2.279	$1.921	$2.013	$1.937

Unit value, end of year	$2.053	$2.436	$2.279	$1.921	$2.013

Units outstanding (000’s), beginning of year	7,886	30,421	48,899	52,895	60,755
Units Issued (000’s)	1,029	3,274	5,179	6,114	5,698
Units Redeemed (000’s)	(2,149)	(25,809)	(23,657)	(10,110)	(13,558)

Units Outstanding (000’s), end of year	6,766	7,886	30,421	48,899	52,895

Net Assets (000’s), end of year	$13,891	$19,211	$69,317	$93,945	$106,473

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.42%	0.56%	0.86%	0.83%	1.26%

Total Return (C)	-15.73%	6.91%	18.60%	-4.56%	3.92%

	Mutual of America Investment Corporation
	Small Cap Growth Fund					Small Cap Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,					Period Ended December 31, 2018(1)
	2018	2017	2016	2015	2014
Unit value, beginning of year/period	$2.494	$2.040	$1.910	$1.980	$1.896	$10.000

Unit value, end of year/period	$2.152	$2.494	$2.040	$1.910	$1.980	$8.286

Units outstanding (000’s), beginning of year/period	9,932	34,526	58,519	59,683	73,999	—
Units Issued (000’s)	1,474	3,749	5,537	14,510	9,714	46
Units Redeemed (000’s)	(3,060)	(28,343)	(29,530)	(15,674)	(24,030)	(1)

Units Outstanding (000’s), end of year/period	8,346	9,932	34,526	58,519	59,683	45

Net Assets (000’s), end of year/period	$17,960	$24,768	$70,428	$111,758	$118,177	$371

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%	1.35%	(D)

Investment Income Ratio (B)	0.01%	0.02%	—	—	0.05%	1.22%	(E)

Total Return (C)	-13.71%	22.25%	6.81%	-3.55%	4.45%	-17.14%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid Cap Value Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$2.232	$1.967	$1.714	$1.794	$1.596

Unit value, end of year	$1.892	$2.232	$1.967	$1.714	$1.794

Units outstanding (000’s), beginning of year	2,882	9,510	15,486	18,280	15,364
Units Issued (000’s)	457	1,552	3,546	4,109	9,251
Units Redeemed (000’s)	(894)	(8,180)	(9,522)	(6,903)	(6,335)

Units Outstanding (000’s), end of year	2,445	2,882	9,510	15,486	18,280

Net Assets (000’s), end of year	$4,625	$6,433	$18,707	$26,537	$32,800

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.67%	1.04%	1.30%	1.06%	0.80%

Total Return (C)	-15.24%	13.46%	14.79%	-4.50%	12.46%

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$4.779	$4.171	$3.503	$3.632	$3.352

Unit value, end of year	$4.184	$4.779	$4.171	$3.503	$3.632

Units outstanding (000’s), beginning of year	8,925	33,482	58,446	63,510	69,280
Units Issued (000’s)	1,386	3,664	12,480	11,162	10,765
Units Redeemed (000’s)	(2,706)	(28,221)	(37,444)	(16,226)	(16,535)

Units Outstanding (000’s), end of year	7,605	8,925	33,482	58,446	63,510

Net Assets (000’s), end of year	$31,819	$42,656	$139,671	$204,755	$230,640

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.35%	1.10%	1.24%	1.12%	0.97%

Total Return (C)	-12.46%	14.57%	19.07%	-3.53%	8.33%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Composite Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$10.478	$9.362	$8.780	$8.816	$8.178

Unit value, end of year	$10.006	$10.478	$9.362	$8.780	$8.816

Units outstanding (000’s), beginning of year	1,347	6,487	10,951	11,632	12,383
Units Issued (000’s)	215	396	887	1,139	841
Units Redeemed (000’s)	(397)	(5,536)	(5,351)	(1,820)	(1,592)

Units Outstanding (000’s), end of year	1,165	1,347	6,487	10,951	11,632

Net Assets (000’s), end of year	$11,657	$14,116	$60,732	$96,147	$102,547

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.06%	2.04%	2.05%	2.09%	1.93%

Total Return (C)	-4.51%	11.93%	6.63%	-0.41%	7.80%

	Mutual of America Investment Corporation
	International Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.040	$0.846	$0.842	$0.858	$0.924

Unit value, end of year	$0.889	$1.040	$0.846	$0.842	$0.858

Units outstanding (000’s), beginning of year	2,619	7,235	9,614	8,706	9,019
Units Issued (000’s)	690	1,498	2,623	3,212	2,354
Units Redeemed (000’s)	(928)	(6,114)	(5,002)	(2,304)	(2,667)

Units Outstanding (000’s), end of year	2,381	2,619	7,235	9,614	8,706

Net Assets (000’s), end of year	$2,117	$2,724	$6,124	$8,099	$7,470

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.24%	2.16%	2.23%	2.63%	1.49%

Total Return (C)	-14.52%	22.89%	0.48%	-1.81%	-7.15%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Money Market Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$2.326	$2.340	$2.365	$2.396	$2.429

Unit value, end of year	$2.334	$2.326	$2.340	$2.365	$2.396

Units outstanding (000’s), beginning of year	2,589	7,992	9,755	11,341	12,778
Units Issued (000’s)	737	1,289	2,374	2,583	2,653
Units Redeemed (000’s)	(988)	(6,692)	(4,137)	(4,169)	(4,090)

Units Outstanding (000’s), end of year	2,338	2,589	7,992	9,755	11,341

Net Assets (000’s), end of year	$5,457	$6,022	$18,698	$23,067	$27,173

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	0.25%	0.12%	—	—	—

Total Return (C)	0.34%	-0.58%	-1.06%	-1.31%	-1.34%

	Mutual of America Investment Corporation
	Mid-Term Bond Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$2.406	$2.382	$2.329	$2.343	$2.297

Unit value, end of year	$2.387	$2.406	$2.382	$2.329	$2.343

Units outstanding (000’s), beginning of year	4,048	13,855	23,061	24,803	27,517
Units Issued (000’s)	489	1,699	3,893	4,759	4,104
Units Redeemed (000’s)	(1,374)	(11,506)	(13,099)	(6,501)	(6,818)

Units Outstanding (000’s), end of year	3,163	4,048	13,855	23,061	24,803

Net Assets (000’s), end of year	$7,551	$9,739	$33,000	$53,712	$58,116

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.12%	2.14%	2.59%	2.28%	2.56%

Total Return (C)	-0.78%	1.02%	2.27%	-0.60%	1.99%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Bond Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$6.402	$6.258	$6.050	$6.103	$5.810

Unit value, end of year	$6.326	$6.402	$6.258	$6.050	$6.103

Units outstanding (000’s), beginning of year	3,310	12,112	19,149	20,888	21,938
Units Issued (000’s)	504	1,194	4,053	3,635	4,088
Units Redeemed (000’s)	(1,235)	(9,996)	(11,090)	(5,374)	(5,138)

Units Outstanding (000’s), end of year	2,579	3,310	12,112	19,149	20,888

Net Assets (000’s), end of year	$16,317	$21,194	$75,803	$115,846	$127,482

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.64%	2.70%	2.76%	3.08%	2.91%

Total Return (C)	-1.19%	2.30%	3.45%	-0.87%	5.04%

	Mutual of America Investment Corporation
	Retirement Income Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.504	$1.419	$1.352	$1.362	$1.294

Unit value, end of year	$1.466	$1.504	$1.419	$1.352	$1.362

Units outstanding (000’s), beginning of year	2,351	7,316	11,481	10,750	9,177
Units Issued (000’s)	1,087	2,524	4,715	5,704	5,433
Units Redeemed (000’s)	(1,167)	(7,489)	(8,880)	(4,973)	(3,860)

Units Outstanding (000’s), end of year	2,271	2,351	7,316	11,481	10,750

Net Assets (000’s), end of year	$3,329	$3,535	$10,380	$15,526	$14,642

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.71%	1.85%	2.12%	1.76%	1.63%

Total Return (C)	-2.53%	5.98%	4.91%	-0.71%	5.23%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2010 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.524	$1.415	$1.340	$1.351	$1.279

Unit value, end of year	$1.474	$1.524	$1.415	$1.340	$1.351

Units outstanding (000’s), beginning of year	595	2,482	6,188	6,133	6,527
Units Issued (000’s)	264	655	1,537	1,712	1,628
Units Redeemed (000’s)	(152)	(2,542)	(5,243)	(1,657)	(2,022)

Units Outstanding (000’s), end of year	707	595	2,482	6,188	6,133

Net Assets (000’s), end of year	$1,042	$906	$3,511	$8,292	$8,285

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.96%	2.19%	2.27%	2.13%	1.93%

Total Return (C)	-3.25%	7.67%	5.59%	-0.80%	5.65%

	Mutual of America Investment Corporation
	2015 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.545	$1.414	$1.329	$1.341	$1.267

Unit value, end of year	$1.478	$1.545	$1.414	$1.329	$1.341

Units outstanding (000’s), beginning of year	4,771	15,943	35,223	36,928	37,589
Units Issued (000’s)	810	3,240	7,171	10,621	11,203
Units Redeemed (000’s)	(2,100)	(14,412)	(26,451)	(12,326)	(11,864)

Units Outstanding (000’s), end of year	3,481	4,771	15,943	35,223	36,928

Net Assets (000’s), end of year	$5,145	$7,370	$22,545	$46,800	$49,526

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.93%	2.03%	2.32%	2.05%	1.83%

Total Return (C)	-4.32%	9.23%	6.43%	-0.93%	5.88%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2020 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.583	$1.425	$1.328	$1.343	$1.266

Unit value, end of year	$1.499	$1.583	$1.425	$1.328	$1.343

Units outstanding (000’s), beginning of year	16,481	50,676	77,960	69,565	64,446
Units Issued (000’s)	5,131	10,746	23,118	29,664	25,163
Units Redeemed (000’s)	(7,679)	(44,941)	(50,402)	(21,269)	(20,044)

Units Outstanding (000’s), end of year	13,933	16,481	50,676	77,960	69,565

Net Assets (000’s), end of year	$20,881	$26,090	$72,216	$103,569	$93,409

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.74%	1.68%	1.92%	1.75%	1.38%

Total Return (C)	-5.33%	11.09%	7.27%	-1.06%	6.08%

	Mutual of America Investment Corporation
	2025 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.670	$1.478	$1.362	$1.380	$1.293

Unit value, end of year	$1.562	$1.670	$1.478	$1.362	$1.380

Units outstanding (000’s), beginning of year	22,979	57,910	78,228	67,887	63,819
Units Issued (000’s)	7,216	13,828	26,576	26,487	20,965
Units Redeemed (000’s)	(8,908)	(48,759)	(46,894)	(16,146)	(16,897)

Units Outstanding (000’s), end of year	21,287	22,979	57,910	78,228	67,887

Net Assets (000’s), end of year	$33,245	$38,380	$85,607	$106,557	$93,687

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.58%	1.44%	1.72%	1.60%	1.20%

Total Return (C)	-6.49%	12.98%	8.53%	-1.30%	6.71%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2030 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.749	$1.527	$1.396	$1.416	$1.321

Unit value, end of year	$1.613	$1.749	$1.527	$1.396	$1.416

Units outstanding (000’s), beginning of year	19,302	46,573	57,899	50,653	47,430
Units Issued (000’s)	6,650	12,098	18,475	20,065	15,493
Units Redeemed (000’s)	(6,153)	(39,369)	(29,801)	(12,819)	(12,270)

Units Outstanding (000’s), end of year	19,799	19,302	46,573	57,899	50,653

Net Assets (000’s), end of year	$31,940	$33,754	$71,103	$80,799	$71,700

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.46%	1.33%	1.65%	1.55%	1.15%

Total Return (C)	-7.75%	14.54%	9.40%	-1.41%	7.15%

	Mutual of America Investment Corporation
	2035 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.767	$1.528	$1.388	$1.410	$1.318

Unit value, end of year	$1.615	$1.767	$1.528	$1.388	$1.410

Units outstanding (000’s), beginning of year	16,696	41,698	47,810	41,438	38,511
Units Issued (000’s)	6,254	9,905	16,519	15,613	14,865
Units Redeemed (000’s)	(5,751)	(34,907)	(22,631)	(9,241)	(11,938)

Units Outstanding (000’s), end of year	17,199	16,696	41,698	47,810	41,438

Net Assets (000’s), end of year	$27,774	$29,500	$63,701	$66,337	$58,410

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.38%	1.25%	1.54%	1.45%	1.05%

Total Return (C)	-8.61%	15.66%	10.10%	-1.56%	6.97%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2040 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.767	$1.524	$1.382	$1.407	$1.322

Unit value, end of year	$1.605	$1.767	$1.524	$1.382	$1.407

Units outstanding (000’s), beginning of year	15,386	34,955	38,613	35,020	35,092
Units Issued (000’s)	6,085	8,908	13,821	12,116	10,162
Units Redeemed (000’s)	(6,075)	(28,477)	(17,479)	(8,523)	(10,234)

Units Outstanding (000’s), end of year	15,396	15,386	34,955	38,613	35,020

Net Assets (000’s), end of year	$24,706	$27,183	$53,285	$53,351	$49,286

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.35%	1.19%	1.48%	1.39%	1.04%

Total Return (C)	-9.17%	15.90%	10.33%	-1.82%	6.42%

	Mutual of America Investment Corporation
	2045 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.754	$1.510	$1.368	$1.395	$1.315

Unit value, end of year	$1.587	$1.754	$1.510	$1.368	$1.395

Units outstanding (000’s), beginning of year	17,913	42,672	46,205	42,514	41,653
Units Issued (000’s)	6,265	9,065	15,040	13,751	12,951
Units Redeemed (000’s)	(5,962)	(33,824)	(18,573)	(10,060)	(12,090)

Units Outstanding (000’s), end of year	18,216	17,913	42,672	46,205	42,514

Net Assets (000’s), end of year	$28,902	$31,411	$64,436	$63,229	$59,288

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.37%	1.19%	1.49%	1.41%	1.02%

Total Return (C)	-9.52%	16.13%	10.35%	-1.87%	6.08%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2050 Retirement Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.716	$1.475	$1.335	$1.361	$1.286

Unit value, end of year	$1.545	$1.716	$1.475	$1.335	$1.361

Units outstanding (000’s), beginning of year	10,677	19,943	15,046	9,097	4,702
Units Issued (000’s)	4,613	8,513	12,903	9,765	6,532
Units Redeemed (000’s)	(3,779)	(17,779)	(8,006)	(3,816)	(2,137)

Units Outstanding (000’s), end of year	11,511	10,677	19,943	15,046	9,097

Net Assets (000’s), end of year	$17,785	$18,323	$29,410	$20,089	$12,384

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.21%	0.96%	1.07%	0.83%	0.15%

Total Return (C)	-9.96%	16.37%	10.45%	-1.91%	5.87%

	Mutual of America Investment Corporation
	2055 Retirement Fund				2060 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,		Period Ended December 31, 2016(1)		Period Ended December 31, 2018(2)
	2018	2017
Unit value, beginning of year/period	$1.208	$1.037	$1.000		$10.000

Unit value, end of year/period	$1.086	$1.208	$1.037		$8.885

Units outstanding (000’s), beginning of year/period	2,159	451	—		—
Units Issued (000’s)	3,801	3,743	451		37
Units Redeemed (000’s)	(1,689)	(2,035)	—	(D)	(3)

Units Outstanding (000’s), end of year/period	4,271	2,159	451		34

Net Assets (000’s), end of year/period	$4,638	$2,608	$468		$302

Expense Ratio (A)	1.35%	1.28%	1.20%	(E)	1.35%	(E)

Investment Income Ratio (B)	0.59%	—	—		—

Total Return (C)	-10.10%	16.49%	3.70%	(F)	-11.15%	(F)

(1)	For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Less than 500 units.
(E)	Annualized.
(F)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Conservative Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$1.901	$1.768	$1.677	$1.690	$1.604

Unit value, end of year	$1.837	$1.901	$1.768	$1.677	$1.690

Units outstanding (000’s), beginning of year	5,725	15,175	25,936	25,746	23,231
Units Issued (000’s)	1,372	2,776	6,423	7,935	9,875
Units Redeemed (000’s)	(2,052)	(12,226)	(17,184)	(7,745)	(7,360)

Units Outstanding (000’s), end of year	5,045	5,725	15,175	25,936	25,746

Net Assets (000’s), end of year	$9,267	$10,883	$26,825	$43,485	$43,598

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.12%	2.12%	2.32%	2.07%	2.14%

Total Return (C)	-3.36%	7.53%	5.43%	-0.76%	5.34%

	Mutual of America Investment Corporation
	Moderate Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$2.469	$2.199	$2.040	$2.062	$1.937

Unit value, end of year	$2.328	$2.469	$2.199	$2.040	$2.062

Units outstanding (000’s), beginning of year	12,064	34,284	54,387	55,236	57,199
Units Issued (000’s)	2,272	4,490	11,218	11,624	12,024
Units Redeemed (000’s)	(3,907)	(26,710)	(31,321)	(12,473)	(13,987)

Units Outstanding (000’s), end of year	10,429	12,064	34,284	54,387	55,236

Net Assets (000’s), end of year	$24,282	$29,785	$75,393	$110,970	$113,883

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.89%	1.86%	2.17%	2.04%	1.82%

Total Return (C)	-5.70%	12.27%	7.78%	-1.04%	6.42%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Aggressive Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$2.957	$2.568	$2.344	$2.382	$2.239

Unit value, end of year	$2.709	$2.957	$2.568	$2.344	$2.382

Units outstanding (000’s), beginning of year	9,194	25,450	36,104	37,261	39,964
Units Issued (000’s)	1,476	3,041	5,434	6,181	6,501
Units Redeemed (000’s)	(2,675)	(19,297)	(16,088)	(7,338)	(9,204)

Units Outstanding (000’s), end of year	7,995	9,194	25,450	36,104	37,261

Net Assets (000’s), end of year	$21,659	$27,185	$65,349	$84,636	$88,742

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.71%	1.57%	1.99%	1.83%	1.55%

Total Return (C)	-8.38%	15.15%	9.54%	-1.57%	6.37%

	Fidelity
	VIP Equity-Income Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$79.454	$71.207	$61.004	$64.219	$59.726

Unit value, end of year	$71.959	$79.454	$71.207	$61.004	$64.219

Units outstanding (000’s), beginning of year	296	1,301	2,026	2,291	2,482
Units Issued (000’s)	46	99	280	225	322
Units Redeemed (000’s)	(104)	(1,104)	(1,005)	(490)	(513)

Units Outstanding (000’s), end of year	238	296	1,301	2,026	2,291

Net Assets (000’s), end of year	$17,104	$23,508	$92,665	$123,611	$147,104

Expense Ratio (A)(D)	1.25%	1.18%	1.10%	1.10%	1.10%

Investment Income Ratio (B)	2.21%	1.67%	2.38%	3.10%	2.83%

Total Return (C)	-9.43%	11.58%	16.73%	-5.01%	7.52%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.20% in 2014 through 2016, 1.28% in 2017 and 1.35% in 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Fidelity
	VIP Asset Manager Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$50.068	$44.395	$43.541	$43.964	$42.002

Unit value, end of year	$46.799	$50.068	$44.395	$43.541	$43.964

Units outstanding (000’s), beginning of year	261	898	1,525	1,634	1,740
Units Issued (000’s)	40	85	163	316	269
Units Redeemed (000’s)	(76)	(722)	(790)	(425)	(375)

Units Outstanding (000’s), end of year	225	261	898	1,525	1,634

Net Assets (000’s), end of year	$10,541	$13,083	$39,855	$66,429	$71,833

Expense Ratio (A)(D)	1.25%	1.18%	1.10%	1.10%	1.10%

Investment Income Ratio (B)	1.66%	1.88%	1.45%	1.56%	1.53%

Total Return (C)	-6.53%	12.78%	1.96%	-0.96%	4.67%

	Fidelity
	VIP Contrafund Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$92.920	$77.138	$72.231	$72.513	$65.493

Unit value, end of year	$85.912	$92.920	$77.138	$72.231	$72.513

Units outstanding (000’s), beginning of year	670	2,751	5,014	5,386	5,767
Units Issued (000’s)	78	180	403	578	622
Units Redeemed (000’s)	(204)	(2,261)	(2,666)	(950)	(1,003)

Units Outstanding (000’s), end of year	544	670	2,751	5,014	5,386

Net Assets (000’s), end of year	$46,724	$62,294	$212,189	$362,048	$390,527

Expense Ratio (A)(D)	1.25%	1.18%	1.10%	1.10%	1.10%

Investment Income Ratio (B)	0.70%	0.99%	0.79%	1.02%	0.97%

Total Return (C)	-7.54%	20.46%	6.79%	-0.39%	10.72%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.20% in 2014 through 2016, 1.28% in 2017 and 1.35% in 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Fidelity
	VIP Mid Cap Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$87.882	$73.600	$66.301	$67.973	$64.662

Unit value, end of year	$74.169	$87.882	$73.600	$66.301	$67.973

Units outstanding (000’s), beginning of year	205	683	1,217	1,328	1,504
Units Issued (000’s)	31	80	154	210	220
Units Redeemed (000’s)	(74)	(558)	(688)	(321)	(396)

Units Outstanding (000’s), end of year	162	205	683	1,217	1,328

Net Assets (000’s), end of year	$11,998	$17,977	$50,260	$80,679	$90,238

Expense Ratio (A)(D)	1.25%	1.18%	1.10%	1.10%	1.10%

Investment Income Ratio (B)	0.64%	0.70%	0.50%	0.49%	0.25%

Total Return (C)	-15.60%	19.41%	11.01%	-2.46%	5.12%

	Vanguard
	VIF Diversified Value Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$29.471	$26.378	$23.651	$24.519	$22.596

Unit value, end of year	$26.423	$29.471	$26.378	$23.651	$24.519

Units outstanding (000’s), beginning of year	533	1,776	3,415	3,838	3,578
Units Issued (000’s)	117	218	672	645	1,176
Units Redeemed (000’s)	(177)	(1,461)	(2,311)	(1,068)	(916)

Units Outstanding (000’s), end of year	473	533	1,776	3,415	3,838

Net Assets (000’s), end of year	$12,496	$15,698	$46,853	$80,693	$94,101

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.57%	2.77%	2.66%	2.56%	2.07%

Total Return (C)	-10.34%	11.73%	11.53%	-3.54%	8.51%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.20% in 2014 through 2016, 1.28% in 2017 and 1.35% in 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Vanguard
	VIF International Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$35.678	$25.326	$25.152	$25.659	$27.645

Unit value, end of year	$30.757	$35.678	$25.326	$25.152	$25.659

Units outstanding (000’s), beginning of year	833	2,890	4,878	5,122	5,664
Units Issued (000’s)	151	281	602	764	631
Units Redeemed (000’s)	(275)	(2,338)	(2,590)	(1,008)	(1,173)

Units Outstanding (000’s), end of year	709	833	2,890	4,878	5,122

Net Assets (000’s), end of year	$21,810	$29,706	$73,198	$122,741	$131,425

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	0.78%	1.06%	1.44%	1.86%	1.45%

Total Return (C)	-13.79%	40.87%	0.69%	-1.98%	-7.18%

	Vanguard
	VIF Real Estate Index Portfolio					VIF Total Bond Market Index Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,					Period Ended December 31, 2018(1)
	2018	2017	2016	2015	2014
Unit value, beginning of year/period	$16.980	$16.414	$15.330	$15.178	$11.807	$10.000

Unit value, end of year/period	$15.855	$16.980	$16.414	$15.330	$15.178	$10.089

Units outstanding (000’s), beginning of year/period	263	899	1,384	1,756	150	—
Units Issued (000’s)	91	192	2,124	1,146	2,041	42
Units Redeemed (000’s)	(138)	(828)	(2,609)	(1,518)	(435)	(10)

Units Outstanding (000’s), end of year/period	216	263	899	1,384	1,756	32

Net Assets (000’s), end of year/period	$3,423	$4,470	$14,753	$21,217	$26,649	$325

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%	1.35%	(D)

Investment Income Ratio (B)	3.04%	2.57%	2.08%	2.09%	1.28%	—

Total Return (C)	-6.63%	3.45%	7.07%	1.00%	28.55%	0.89%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	American Century
	VP Capital Appreciation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017		2016		2015		2014
Unit value, beginning of year	$48.104	$39.875		$38.992		$38.617		$36.051

Unit value, end of year	$45.120	$48.104		$39.875		$38.992		$38.617

Units outstanding (000’s), beginning of year	543	2,235		4,209		4,094		4,833
Units Issued (000’s)	87	183		383		1,183		615
Units Redeemed (000’s)	(161)	(1,875)		(2,357)		(1,068)		(1,354)

Units Outstanding (000’s), end of year	469	543		2,235		4,209		4,094

Net Assets (000’s), end of year	$21,169	$26,097		$89,130		$164,121		$158,114

Expense Ratio (A)	1.35%	1.08%	(D)	0.95%	(D)	0.95%	(D)	0.95%	(D)

Investment Income Ratio (B)	—	—		—		—		—

Total Return (C)	-6.20%	20.64%		2.26%		0.97%		7.12%

	American Funds
	New World Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017		2016		2015		2014
Unit value, beginning of year	$29.545	$23.067		$22.109		$23.058		$25.268

Unit value, end of year/period	$24.882	$29.545		$23.067		$22.109		$23.058

Units outstanding (000’s), beginning of year	46	79		110		79		34
Units Issued (000’s)	19	31		55		73		66
Units Redeemed (000’s)	(18)	(64)		(86)		(42)		(21)

Units Outstanding (000’s), end of year	47	46		79		110		79

Net Assets (000’s), end of year	$1,180	$1,350		$1,833		$2,430		$1,813

Expense Ratio (A)	1.35%	1.28%		1.20%		1.20%		1.20%

Investment Income Ratio (B)	1.08%	1.35%		1.19%		0.90%		1.71%

Total Return (C)	-15.78%	28.08%		4.33%		-4.12%		-8.75%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 1.20% in 2013 through 2016 and 1.28% in 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Calvert
	VP SRI Balanced Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$5.753	$5.203	$4.882	$5.052	$4.665

Unit value, end of year	$5.524	$5.753	$5.203	$4.882	$5.052

Units outstanding (000’s), beginning of year	2,952	8,765	12,937	13,495	14,532
Units Issued (000’s)	396	662	1,210	1,698	1,507
Units Redeemed (000’s)	(790)	(6,475)	(5,382)	(2,256)	(2,544)

Units Outstanding (000’s), end of year	2,558	2,952	8,765	12,937	13,495

Net Assets (000’s), end of year	$14,129	$16,981	$45,602	$63,159	$68,174

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.77%	2.01%	1.86%	0.12%	1.59%

Total Return (C)	-3.98%	10.58%	6.57%	-3.36%	8.28%

	DWS					MFS
	Capital Growth VIP					VIT III Mid Cap Value Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,					Period Ended December 31, 2018(1)
	2018	2017	2016	2015	2014
Unit value, beginning of year/period	$89.814	$72.023	$69.924	$65.153	$58.373	$10.000

Unit value, end of year/period	$87.189	$89.814	$72.023	$69.924	$65.153	$8.776

Units outstanding (000’s), beginning of year/period	312	1,495	2,472	2,411	2,590	—
Units Issued (000’s)	64	103	213	447	279	3
Units Redeemed (000’s)	(98)	(1,286)	(1,190)	(386)	(458)	(1)

Units Outstanding (000’s), end of year/period	278	312	1,495	2,472	2,411	2

Net Assets (000’s), end of year/period	$24,238	$28,029	$107,660	$172,881	$157,107	$18

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%	1.10%	(D)(F)

Investment Income Ratio (B)	0.71%	0.71%	0.82%	0.69%	0.62%	0.90%	(E)

Total Return (C)	-2.92%	24.70%	3.00%	7.32%	11.61%	-12.24%	(E)

(1)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by MFS, the expense ratio would have been 1.35%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Oppenheimer
	Main Street Fund/VA
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$48.133	$41.699	$37.810	$37.034	$33.863

Unit value, end of year	$43.740	$48.133	$41.699	$37.810	$37.034

Units outstanding (000’s), beginning of year	123	346	525	566	501
Units Issued (000’s)	23	70	211	134	212
Units Redeemed (000’s)	(46)	(293)	(390)	(175)	(147)

Units Outstanding (000’s), end of year	100	123	346	525	566

Net Assets (000’s), end of year	$4,353	$5,923	$14,445	$19,857	$20,961

Expense Ratio (A)	1.35%	1.28%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.16%	1.26%	1.10%	0.92%	0.81%

Total Return (C)	-9.13%	15.43%	10.28%	2.10%	9.37%

	PIMCO
	VIT Real Return Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$13.483	$13.134	$12.640	$13.131	$12.879

Unit value, end of year	$13.033	$13.483	$13.134	$12.640	$13.131

Units outstanding (000’s), beginning of year	111	266	508	577	196
Units Issued (000’s)	27	135	321	238	575
Units Redeemed (000’s)	(57)	(290)	(563)	(307)	(194)

Units Outstanding (000’s), end of year	81	111	266	508	577

Net Assets (000’s), end of year	$1,053	$1,496	$3,492	$6,427	$7,574

Expense Ratio (A)(D)	1.25%	1.18%	1.10%	1.10%	1.10%

Investment Income Ratio (B)	2.63%	2.53%	2.47%	4.27%	1.36%

Total Return (C)	-3.34%	2.66%	3.91%	-3.74%	1.96%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by PIMCO, the expense ratio would have been 1.20% in 2014 through 2016, 1.28% in 2017 and 1.35% in 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	T. Rowe Price
	Blue Chip Growth Portfolio
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2018	2017	2016	2015	2014
Unit value, beginning of year	$30.093	$22.351	$22.412	$20.398	$18.892

Unit value, end of year	$30.335	$30.093	$22.351	$22.412	$20.398

Units outstanding (000’s), beginning of year	483	746	2,120	649	191
Units Issued (000’s)	364	674	621	2,055	702
Units Redeemed (000’s)	(321)	(937)	(1,995)	(584)	(244)

Units Outstanding (000’s), end of year	526	483	746	2,120	649

Net Assets (000’s), end of year	$15,961	$14,538	$16,684	$47,526	$13,234

Expense Ratio (A)(D)	1.10%	1.12%	1.05%	1.05%	1.05%

Investment Income Ratio (B)	3.36%	—	—	—	—

Total Return (C)	0.80%	34.64%	-0.27%	9.88%	7.97%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 1.20% in 2014 through 2016, 1.28% in 2017 and 1.35% in 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

Inactive Units

	Mutual of America Investment Corporation
	Equity Index Fund(2)		All America Fund(2)		Small Cap Value Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2018	2017	2018	2017
Unit value, beginning of year	$7.063	$6.395	$19.581	$17.846	$2.433	$2.307

Unit value, end of year	$6.630	$7.063	$17.667	$19.581	$2.044	$2.433

Units outstanding (000’s), beginning of year/period(1)	10,676	—	2,635	—	10,486	—
Units Issued (000’s)(1)	1,167	12,030	281	2,965	909	11,664
Units Redeemed (000’s)(1)	(2,891)	(1,354)	(553)	(330)	(2,130)	(1,178)

Units Outstanding (000’s), end of year/period(1)	8,952	10,676	2,363	2,635	9,265	10,486

Net Assets (000’s), end of year/period	$59,351	$75,403	$41,741	$51,597	$18,936	$25,508

Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.58%	1.60%	1.27%	1.65%	1.42%	0.56%

Total Return (C)	-6.13%	10.44%	-9.78%	9.72%	-15.98%	5.45%

	Mutual of America Investment Corporation
	Small Cap Growth Fund(2)		Small Cap Equity Index Fund		Mid Cap Value Fund(2)		Mid-Cap Equity Index Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,		Period Ended December 31, 2018(3)		Years Ended December 31,
	2018	2017			2018	2017	2018	2017
Unit value, beginning of year/period	$2.490	$2.254	$10.000		$2.229	$2.035	$4.773	$4.391

Unit value, end of year/period	$2.142	$2.490	$8.273		$1.883	$2.229	$4.165	$4.773

Units outstanding (000’s), beginning of year/period(1)	11,993	—	—		1,807	—	9,251	—
Units Issued (000’s)(1)	1,172	13,317	6		312	2,310	905	10,623
Units Redeemed (000’s)(1)	(2,602)	(1,324)	—		(762)	(503)	(2,498)	(1,372)

Units Outstanding (000’s), end of year/period(1)	10,563	11,993	6		1,357	1,807	7,658	9,251

Net Assets (000’s), end of year/period	$22,629	$29,864	$53		$2,557	$4,027	$31,899	$44,151

Expense Ratio (A)	1.65%	1.65%	1.65%	(D)	1.65%	1.65%	1.65%	1.65%

Investment Income Ratio (B)	0.01%	0.02%	1.22%	(E)	1.67%	1.04%	1.35%	1.10%

Total Return (C)	-13.97%	10.49%	-17.27%	(E)	-15.49%	9.52%	-12.72%	8.69%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017. Not applicable to the Mutual of America Small Cap Equity Index Fund.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Composite Fund(2)		International Fund(2)		Money Market Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2018	2017	2018	2017
Unit value, beginning of year	$10.463	$9.792	$1.039	$0.961	$2.323	$2.331

Unit value, end of year	$9.961	$10.463	$0.885	$1.039	$2.324	$2.323

Units outstanding (000’s), beginning of year/period(1)	2,785	—	925	—	2,456	—
Units Issued (000’s)(1)	248	3,150	250	1,096	718	2,818
Units Redeemed (000’s)(1)	(623)	(365)	(218)	(171)	(775)	(362)

Units Outstanding (000’s), end of year/period(1)	2,410	2,785	957	925	2,399	2,456

Net Assets (000’s), end of year/period	$24,011	$29,135	$847	$961	$5,575	$5,705

Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%

Investment Income Ratio (B)	2.06%	2.04%	2.24%	2.16%	0.25%	0.12%

Total Return (C)	-4.80%	6.86%	-14.78%	8.04%	0.04%	-0.37%

	Mutual of America Investment Corporation
	Mid-Term Bond Fund(2)		Bond Fund(2)		Retirement Income Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2018	2017	2018	2017
Unit value, beginning of year	$2.403	$2.411	$6.393	$6.382	$1.501	$1.463

Unit value, end of year	$2.377	$2.403	$6.298	$6.393	$1.459	$1.501

Units outstanding (000’s), beginning of year/period(1)	3,860	—	3,133	—	963	—
Units Issued (000’s)(1)	483	4,274	700	3,635	101	1,078
Units Redeemed (000’s)(1)	(895)	(414)	(1,081)	(502)	(585)	(115)

Units Outstanding (000’s), end of year/period(1)	3,448	3,860	2,752	3,133	479	963

Net Assets (000’s), end of year/period	$8,195	$9,274	$17,333	$20,031	$699	$1,445

Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%

Investment Income Ratio (B)	2.12%	2.14%	2.64%	2.70%	1.71%	1.85%

Total Return (C)	-1.08%	-0.34%	-1.48%	0.17%	-2.82%	2.61%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2010 Retirement Fund(2)		2015 Retirement Fund(2)		2020 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2018	2017	2018	2017
Unit value, beginning of year	$1.521	$1.470	$1.542	$1.480	$1.581	$1.501

Unit value, end of year	$1.468	$1.521	$1.471	$1.542	$1.492	$1.581

Units outstanding (000’s), beginning of year/period(1)	330	—	1,991	—	5,402	—
Units Issued (000’s)(1)	88	388	990	2,191	1,731	6,837
Units Redeemed (000’s)(1)	(159)	(58)	(1,230)	(200)	(1,955)	(1,435)

Units Outstanding (000’s), end of year/period(1)	259	330	1,751	1,991	5,178	5,402

Net Assets (000’s), end of year/period	$380	$502	$2,576	$3,070	$7,725	$8,539

Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.96%	2.19%	1.93%	2.03%	1.74%	1.68%

Total Return (C)	-3.54%	3.52%	-4.60%	4.25%	-5.61%	5.29%

	Mutual of America Investment Corporation
	2025 Retirement Fund(2)		2030 Retirement Fund(2)		2035 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2018	2017	2018	2017
Unit value, beginning of year	$1.668	$1.569	$1.746	$1.628	$1.764	$1.636

Unit value, end of year	$1.555	$1.668	$1.606	$1.746	$1.608	$1.764

Units outstanding (000’s), beginning of year/period(1)	5,328	—	3,880	—	3,303	—
Units Issued (000’s)(1)	1,989	6,541	838	4,815	978	3,932
Units Redeemed (000’s)(1)	(2,151)	(1,213)	(810)	(935)	(1,287)	(629)

Units Outstanding (000’s), end of year/period(1)	5,166	5,328	3,908	3,880	2,994	3,303

Net Assets (000’s), end of year/period	$8,032	$8,886	$6,277	$6,775	$4,813	$5,828

Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.58%	1.44%	1.46%	1.33%	1.38%	1.25%

Total Return (C)	-6.77%	6.32%	-8.03%	7.24%	-8.88%	7.86%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2040 Retirement Fund(2)		2045 Retirement Fund(2)		2050 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2018	2017	2018	2017
Unit value, beginning of year	$1.764	$1.633	$1.751	$1.619	$1.714	$1.583

Unit value, end of year	$1.598	$1.764	$1.580	$1.751	$1.538	$1.714

Units outstanding (000’s), beginning of year/period(1)	4,096	—	4,820	—	940	—
Units Issued (000’s)(1)	920	4,718	890	5,593	369	1,193
Units Redeemed (000’s)(1)	(862)	(622)	(1,102)	(773)	(323)	(253)

Units Outstanding (000’s), end of year/period(1)	4,154	4,096	4,608	4,820	986	940

Net Assets (000’s), end of year/period	$6,636	$7,227	$7,278	$8,440	$1,517	$1,611

Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%

Investment Income Ratio (B)	1.35%	1.19%	1.37%	1.19%	1.21%	0.96%

Total Return (C)	-9.45%	8.02%	-9.79%	8.17%	-10.23%	8.28%

	Mutual of America Investment Corporation
	2055 Retirement Fund(2)		2060 Retirement Fund		Conservative Allocation Fund(2)		Moderate Allocation Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,		Period Ended December 31, 2018(3)		Years Ended December 31,
	2018	2017			2018	2017	2018	2017
Unit value, beginning of year/period	$1.206	$1.114	$10.000		$1.898	$1.844	$2.465	$2.329

Unit value, end of year/period	$1.081	$1.206	$8.871		$1.829	$1.898	$2.318	$2.465

Units outstanding (000’s), beginning of year/period(1)	25	—	—		2,100	—	5,183	—
Units Issued (000’s)(1)	31	35	10		683	2,708	856	6,212
Units Redeemed (000’s)(1)	(4)	(10)	(10)		(516)	(608)	(1,283)	(1,029)

Units Outstanding (000’s), end of year/period(1)	52	25	—	(F)	2,267	2,100	4,756	5,183

Net Assets (000’s), end of year/period	$56	$31	$—	(G)	$4,146	$3,986	$11,024	$12,779

Expense Ratio (A)	1.65%	1.65%	1.65	%(D)	1.65%	1.65%	1.65%	1.65%

Investment Income Ratio (B)	0.59%	—	—		2.12%	2.12%	1.89%	1.86%

Total Return (C)	-10.37%	8.26%	-11.29	%(E)	-3.65%	2.96%	-5.98%	5.83%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017. Not applicable to the Mutual of America 2060 Retirement Fund.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.
(G)	Less than $500.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation				Fidelity
	Aggressive Allocation Fund(2)				VIP Equity-Income Portfolio(2)				VIP Asset Manager Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018		2017		2018		2017		2018		2017
Unit value, beginning of year	$2.953		$2.749		$79.340		$73.761		$49.995		$47.369

Unit value, end of year	$2.697		$2.953		$71.639		$79.340		$46.592		$49.995

Units outstanding (000’s), beginning of year/period(1)	4,741		—		444		—		250		—
Units Issued (000’s)(1)	641		5,244		50		495		29		277
Units Redeemed (000’s)(1)	(1,174)		(503)		(119)		(51)		(54)		(27)

Units Outstanding (000’s), end of year/period(1)	4,208		4,741		375		444		225		250

Net Assets (000’s), end of year/period	$11,350		$13,998		$26,873		$35,206		$10,476		$12,516

Expense Ratio (A)	1.65%		1.65%		1.55%	(D)	1.55%	(D)	1.55%	(D)	1.55%	(D)

Investment Income Ratio (B)	1.71%		1.57%		2.21%		1.67%		1.66%		1.88%

Total Return (C)	-8.66%		7.39%		-9.71%		7.56%		-6.81%		5.55%

	Fidelity								Vanguard
	VIP Contrafund Portfolio(2)				VIP Mid Cap Portfolio(2)				VIF Diversified Value Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018		2017		2018		2017		2018		2017
Unit value, beginning of year	$92.786		$85.570		$87.754		$79.729		$29.428		$27.999

Unit value, end of year	$85.530		$92.786		$73.839		$87.754		$26.306		$29.428

Units outstanding (000’s), beginning of year/period(1)	979		—		143		—		327		—
Units Issued (000’s)(1)	77		1,102		24		171		50		378
Units Redeemed (000’s)(1)	(251)		(123)		(39)		(28)		(105)		(51)

Units Outstanding (000’s), end of year/period(1)	805		979		128		143		272		327

Net Assets (000’s), end of year/period	$68,843		$90,815		$9,473		$12,566		$7,142		$9,634

Expense Ratio (A)	1.55%	(D)	1.55%	(D)	1.55%	(D)	1.55%	(D)	1.65%		1.65%

Investment Income Ratio (B)	0.70%		0.99%		0.64%		0.70%		2.57%		2.77%

Total Return (C)	-7.82%		8.43%		-15.86%		10.07%		-10.61%		5.11%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.43% in 2017 and 1.65% in 2018.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Vanguard						American Century
	VIF International Portfolio(2)		VIF Real Estate Index Portfolio(2)		VIF Total Bond Market Index Portfolio		VP Capital Appreciation Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2018(3)		Years Ended December 31,
	2018	2017	2018	2017			2018	2017
Unit value, beginning of year/period	$35.626	$31.255	$16.956	$16.731	$10.000		$48.034	$44.128

Unit value, end of year/period	$30.620	$35.626	$15.784	$16.956	$10.074		$44.919	$48.034

Units outstanding (000’s), beginning of year/period(1)	758	—	92	—	—		739	—
Units Issued (000’s)(1)	74	862	17	125	19		56	839
Units Redeemed (000’s)(1)	(168)	(104)	(43)	(33)	(9)		(171)	(100)

Units Outstanding (000’s), end of year/period(1)	664	758	66	92	10		624	739

Net Assets (000’s), end of year/period	$20,341	$26,996	$1,049	$1,555	$100		$28,044	$35,504

Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%	1.65%	(E)	1.65%	1.51%	(D)

Investment Income Ratio (B)	0.78%	1.06%	3.04%	2.57%	—		—	—

Total Return (C)	-14.05%	13.99%	-6.91%	1.34%	0.74%	(F)	-6.49%	8.85%

	American Funds		Calvert		DWS			MFS
	New World Fund(2)		VP SRI Balanced Portfolio(2)		Capital Growth VIP(2)			VIT III Mid Cap Value Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,							Period Ended December 31, 2018(3)
	2018	2017	2018	2017	2018		2017
Unit value, beginning of year/period	$29.503	$26.274	$5.745	$5.441	$89.683		$81.659	$10.000

Unit value, end of year/period	$24.771	$29.503	$5.500	$5.745	$86.800		$89.683	$8.763	(I)

Units outstanding (000’s), beginning of year/period(1)	7	—	2,243	—	746		—	—
Units Issued (000’s)(1)	3	8	154	2,639	72		820	—	(H)
Units Redeemed (000’s)(1)	(2)	(1)	(496)	(396)	(172)		(74)	—	(H)

Units Outstanding (000’s), end of year/period(1)	8	7	1,901	2,243	646		746	—

Net Assets (000’s), end of year/period	$207	$218	$10,454	$12,886	$56,101		$66,932	—

Expense Ratio (A)	1.65%	1.65%	1.65%	1.65%	1.65%		1.65%	1.40%	(E)(G)

Investment Income Ratio (B)	1.08%	1.35%	1.77%	2.01%	0.71%		0.71%	0.90%	(F)

Total Return (C)	-16.04%	12.29%	-4.27%	5.58%	-3.21%		9.83%	-12.37%	(F)(J)

(1)

Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017. Not applicable to the Vanguard Total Bond Market Index Portfolio and the MFS VIT III Mid Cap Value Portfolio.

(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(3)	For the period July 2, 2018 (Initial Offering Date of Units) to December 31, 2018.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 1.43%.
(E)	Annualized.
(F)	Not annualized.
(G)	Absent reimbursement by MFS, the expense ratio would have been 1.65%.
(H)	Less than 500 units.
(I)

The Subaccount does not have any Units issued as of the end of the year or period. The Unit Value is calculated based on the underlying fund or portfolio’s net asset value adjusted for a daily expense factor.

(J)

The total return is derived from the change in value of the underlying fund or portfolio net asset value for the period adjusted for dividends, as applicable, and reduced by the Separate Account charges against the Subaccount’s assets for the number of days in the period.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

4. Financial Highlights (Continued)

	Oppenheimer		PIMCO				T. Rowe Price
	Main Street Fund/VA(2)		VIT Real Return Portfolio(2)				Blue Chip Growth Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2018	2017	2018		2017		2018		2017
Unit value, beginning of year	$48.064	$45.408	$13.464		$13.248		$30.049		$26.501

Unit value, end of year	$43.546	$48.064	$12.975		$13.464		$30.200		$30.049

Units outstanding (000’s), beginning of year/period(1)	67	—	22		—		243		—
Units Issued (000’s)(1)	6	79	9		26		186		281
Units Redeemed (000’s)(1)	(23)	(12)	(9)		(4)		(114)		(38)

Units Outstanding (000’s), end of year/period(1)	50	67	22		22		315		243

Net Assets (000’s), end of year/period	$2,156	$3,200	$283		$301		$9,513		$7,294

Expense Ratio (A)	1.65%	1.65%	1.55%	(D)	1.55%	(D)	1.40%	(E)	1.48%	(F)

Investment Income Ratio (B)	1.16%	1.26%	2.63%		2.53%		3.36%		—

Total Return (C)	-9.40%	5.85%	-3.63%		1.63%		0.50%		13.39%

(1)	Unit activity in 2017 for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Inactive units held units of Standard. The equivalent prior year history for the years or period ending in 2014 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by PIMCO, the expense ratio would have been 1.43% in 2017 and 1.65% in 2018.
(E)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 1.43% in 2017 and 1.65% in 2018.

Explanatory notes:

(A)

This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B)

This amount represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund, net of the underlying fund’s net management fees and expenses, divided by the average net assets of the Subaccount. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values and charges made directly to participant accounts through the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

(C)

The total return is calculated for each year indicated or from the effective date through the end of the reporting period. It includes changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2018

5. Calculation of Accumulation Unit Values

Interest in the Subaccounts is represented by Accumulation Units. Each Subaccount’s Accumulation Units have a different value, based on the value of the Subaccount’s investment in shares of the related Underlying Fund and the charges we deduct from the Separate Account. To determine the change in a Subaccount’s Accumulation Unit Value from the close of one Valuation Day to the close of the next Valuation Day (Valuation Period), an Accumulation Unit Change Factor is used.

For Subaccounts that invest in shares of the Mutual of America Investment Corporation Funds, the Accumulation Unit Change Factor for each Subaccount for any Valuation Period is as follows:

(a)

The ratio of (i) the asset value of the Underlying Fund at the end of the current Valuation Period before any amounts are allocated to or withdrawn from the Subaccount with respect to that Valuation Period, to (ii) the asset value of the Underlying Fund at the end of the preceding Valuation Period, after all allocations and withdrawals were made for that period, divided by

(b)

1.000000 plus the component of the annual rate of total Separate Account charges against the Subaccount’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

For Subaccounts that invest in shares of the Fidelity, DWS, Vanguard, American, T. Rowe Price, PIMCO, MFS, Oppenheimer, American Century or Calvert Portfolios, the Accumulation Unit Change Factor for each Subaccount for any Valuation Period is:

(a)

The ratio of (i) the share value of the Underlying Fund at the end of the current Valuation Period, adjusted by the Cumulative Dividend Multiplier (calculated by dividing the share value, after a dividend distribution, into the share value without regard to the dividend distribution, multiplied by the previous Cumulative Dividend Multiplier) for the current Valuation Period, to (ii) the share value of the Underlying Fund at the end of the preceding Valuation Period, adjusted for the Cumulative Dividend multiplier for the preceding Valuation period, divided by

(b)

1.000000 plus the component of the annual rate of total Separate Account charges against the Subaccount’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

6. Subsequent Events

Management, on behalf of the Company, has evaluated the need for disclosures and/or adjustments to the financial statements resulting from subsequent events. As a result of this evaluation, no additional subsequent events require disclosure and/or adjustment to the financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

Consolidated Statutory Financial Statements

For The Years Ended December 31, 2018, 2017 and 2016

Together With Independent Auditors’ Report

INDEPENDENT AUDITORS’ REPORT

To the Board of Directors

Mutual of America Life Insurance Company:

We have audited the accompanying financial statements of Mutual of America Life Insurance Company and subsidiaries (the “Company”), which comprise the consolidated statutory statements of financial condition as of December 31, 2018 and 2017, and the related consolidated statutory statements of operations and surplus, and cash flow for each of the years in the three-year period ended December 31, 2018, and the related notes to the consolidated statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Notes 1 and 9 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Notes 1 and 9 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

INDEPENDENT AUDITORS’ REPORT (Continued)

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2018, in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services.

New York, NY

March 21, 2019

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

CONSOLIDATED STATUTORY STATEMENTS OF FINANCIAL CONDITION

As of December 31, 2018 and 2017

	2018	2017
ASSETS
General Account assets
Bonds and notes	$7,898,817,828	$8,057,594,808
Common stocks	217,074,791	168,025,606
Cash, cash equivalents and short-term investments	104,546,406	53,366,555
Guaranteed funds transferable	9,438,642	11,166,241
Real estate	221,566,243	220,482,594
Policy loans	103,838,746	106,628,012
Investment income accrued	74,531,669	76,238,972
Deferred federal income taxes	53,801,035	40,153,089
Other assets	20,058,272	22,456,133

Total General Account assets	8,703,673,632	8,756,112,010
Separate Account assets	11,682,927,248	12,437,789,347

TOTAL ASSETS	$20,386,600,880	$21,193,901,357

LIABILITIES AND SURPLUS
General Account liabilities
Insurance and annuity reserves	$7,323,006,804	$7,338,934,491
Other contract holders liabilities and reserves	5,323,705	5,232,996
Interest maintenance reserve	22,142,049	48,217,775
Other liabilities	334,661,098	267,071,021

Total General Account liabilities before asset valuation reserve	7,685,133,656	7,659,456,283
Separate Account reserves and other liabilities	11,682,927,248	12,437,789,347

Total liabilities before asset valuation reserve	19,368,060,904	20,097,245,630
Asset valuation reserve	91,396,765	113,418,462

Total liabilities	19,459,457,669	20,210,664,092

SURPLUS
Assigned surplus	1,150,000	1,150,000
Unassigned surplus	925,993,211	982,087,265

Total surplus	927,143,211	983,237,265

TOTAL LIABILITIES AND SURPLUS	$20,386,600,880	$21,193,901,357

See accompanying notes to consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

CONSOLIDATED STATUTORY STATEMENTS OF OPERATIONS AND SURPLUS

For the Years Ended December 31, 2018, 2017 and 2016

	2018	2017	2016
INCOME
Premium and annuity considerations	$2,588,375,252	$2,699,414,588	$2,253,715,293
Life and disability insurance premiums	9,341,432	10,958,760	10,235,240

Total considerations and premiums	2,597,716,684	2,710,373,348	2,263,950,533
Separate Account investment and administrative fees	105,982,732	98,683,901	93,004,995
Net investment income	330,354,938	345,253,720	333,917,619
Other, net	9,425,577	8,651,933	6,384,006

Total income	3,043,479,931	3,162,962,902	2,697,257,153

DEDUCTIONS
Change in insurance and annuity reserves	76,571,432	437,495,250	376,975,017
Annuity and surrender benefits	2,677,121,083	2,424,665,013	2,015,973,726
Death and disability benefits	10,384,613	7,162,412	7,991,819
Operating expenses	271,604,283	271,583,148	268,352,928

Total deductions	3,035,681,411	3,140,905,823	2,669,293,490

Net gain before dividends	7,798,520	22,057,079	27,963,663
Dividends to contract holders and policyholders	(61,719)	(67,973)	(63,944)

Net gain from operations	7,736,801	21,989,106	27,899,719
Federal income tax benefit	190,871	3,144,223	672,894
Net realized capital gains (losses)	8,078,372	1,042,090	(11,863,294)

Net income	16,006,044	26,175,419	16,709,319

SURPLUS TRANSACTIONS
Change in:
Asset valuation reserve	22,021,697	(27,781,338)	(5,338,557)
Unrealized (depreciation) appreciation	(29,396,166)	15,272,654	3,156,339
Reserve valuation basis	(20,844,803)	—	—
Nonadmitted assets:
Prepaid assets and other, net	(3,089,338)	(553,671)	2,265,353
Net deferred income tax asset	13,708,510	(8,531,259)	(36,045,902)
Accounting related to:
Qualified pension plan	(51,999,996)	—	(10,900,000)
Nonqualified deferred compensation plan	(200,002)	(5,700,000)	(6,000,000)
Post retirement medical benefit plan	(2,300,000)	(9,000,000)	(2,600,000)

Net change in surplus	(56,094,054)	(10,118,195)	(38,753,448)

SURPLUS
Beginning of year	983,237,265	993,355,460	1,032,108,908

End of year	$927,143,211	$983,237,265	$993,355,460

See accompanying notes to consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

CONSOLIDATED STATUTORY STATEMENTS OF CASH FLOW

For the Years Ended December 31, 2018, 2017 and 2016

	2018	2017	2016
CASH FLOWS FROM OPERATIONS:
Premium and other income collected	$2,597,885,450	$2,710,325,066	$2,263,918,247
Net investment income	333,595,883	344,828,764	339,473,671
Separate account investment and administrative fees	105,977,099	98,681,305	93,000,481
Benefit payments	(2,672,078,244)	(2,411,735,303)	(2,029,929,957)
Net transfers to separate accounts	(108,901,428)	(258,160,651)	(14,438,990)
Investment and operating expenses paid	(215,405,280)	(250,246,197)	(259,777,342)
Other, net	5,867,580	5,423,008	5,110,862
Dividends paid to policyholders	(63,298)	(71,731)	(64,344)

Net cash from operations	46,877,762	239,044,261	397,292,628

CASH FLOWS FROM INVESTMENTS:
Proceeds from investment sold, matured, or repaid:
Bonds and notes	1,200,953,485	1,434,658,454	1,456,322,284
Common stock	115,764,482	85,449,365	13,342,235
Other invested assets	1,984,383	2,838,519	3,726,432
Other	8,921,605	2,735,085	32,214,525

Total	1,327,623,955	1,525,681,423	1,505,605,476

Cost of investments acquired:
Bonds and notes	(1,063,004,871)	(1,541,702,453)	(1,790,692,911)
Common Stock	(188,919,167)	(176,583,730)	(45,791,196)
Real estate	(10,450,634)	(3,416,200)	(1,934,030)
Other	—	(52,653,000)	(15,690,731)

Total	(1,262,374,672)	(1,774,355,383)	(1,854,108,868)

Net change in policy loans	2,790,019	426,105	560,981

Net cash from (used in) investment activity	68,039,302	(248,247,855)	(347,942,411)

CASH FLOWS FROM FINANCING AND OTHER SOURCES:
Net (withdrawals) deposits on deposit-type contracts	(514,052)	(2,911,693)	(6,029,962)
Other cash applied	(63,223,161)	(21,000,640)	(4,741,185)

Net cash used in financing and other sources	(63,737,213)	(23,912,333)	(10,771,147)

Net change in cash, cash equivalents and short term investments:	51,179,851	(33,115,927)	38,579,070

CASH, CASH EQUIVALENTS AND SHORT TERM INVESTMENTS:
Beginning of year	53,366,555	86,482,482	47,903,412

End of year	$104,546,406	$53,366,555	$86,482,482

See accompanying notes to consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

December 31, 2018, 2017 and 2016

1. Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying financial statements include the consolidated accounts of Mutual of America Life Insurance Company (“Mutual of America”) and its wholly owned subsidiaries (collectively referred to as the “Company”), as permitted by the New York State Department of Financial Services. Mutual of America Holding Company LLC (“Holdings”) is a wholly-owned subsidiary of Mutual of America. Its purpose is to act as a holding company organization for activities to be carried out by its subsidiary operating companies, which presently consist of Mutual of America Securities LLC (“Securities”), Mutual of America Capital Management LLC (“Capital Management”), and 320 Park Analytics LLC (“320 Park”). Securities, the broker-dealer, is the distributor of Mutual of America Institutional Funds (“Institutional Funds”), an affiliate. Capital Management is the investment advisor (the “Advisor”) to the General Account of Mutual of America, Mutual of America Investment Corporation (Investment Corporation), an affiliate, and Institutional Funds. 320 Park provides independent analysis or benchmarking services to assist plan sponsors. All intercompany balances and transactions have been eliminated in consolidation.

Nature of Operations

Mutual of America provides retirement and employee benefit plans in the small to medium-size company market, principally to employees in the not-for-profit social health and welfare field. In recent years, the Company has expanded to include for-profit organizations in the small to medium-size company market. The insurance company in the group is licensed in all 50 states and the District of Columbia. Sales operations are conducted primarily through a network of regional offices staffed by salaried consultants.

Basis of Presentation

The accompanying consolidated statutory financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”). Such practices differ from U.S. generally accepted accounting principles (“GAAP”). The significant variances between such practices and GAAP are described in Note 9. The ability of the Company to fulfill its obligations to contract holders and policyholders is of primary concern to insurance regulatory authorities.

The National Association of Insurance Commissioners (“NAIC”) has codified statutory accounting principles (“Codification”). The New York Department issued Regulation No. 172 (“Regulation No. 172”), which adopted Codification as the prescribed basis of accounting for its domestic insurers. Periodically, the New York Department amends Regulation No. 172 for revisions in the prescribed basis of accounting. All changes required by Regulation No. 172, as amended through December 31, 2018, are reflected in the accompanying consolidated statutory financial statements.

The preparation of the Company’s consolidated statutory financial statements requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, surplus, income and deductions at the date of the consolidated financial statements. Actual results may differ from these estimates. The most significant estimates include those used in the recognition of other-than-temporary impairments, the valuation of insurance and annuity reserves and the valuation of deferred tax assets.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2018, 2017 and 2016

1. Summary of Significant Accounting Policies (Continued)

Asset Valuations

Cash. Cash Equivalents and Short Term Investments — Cash equivalents are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of ninety days or less. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less. Short-term investment transactions are recorded on a trade date basis.

Bonds and Notes — Investment valuations are prescribed by the NAIC. Bonds in good standing, which include asset-backed and mortgage-backed investments qualifying for amortization, and notes are stated at amortized cost. Amortization of bond premium or discount is calculated using the constant yield interest method taking into consideration specified interest and principal provisions over the life of the bond. Bond and note transactions are recorded on a trade plus one basis. The fair value of bonds and notes is based upon quoted market prices provided by an independent pricing organization. If quoted market prices are unavailable or an inactive market for the security currently exists, fair value is estimated using internal valuation models and techniques or based upon quoted market prices for comparable investments. At December 31, 2018, there were seven securities with a fair value of $32.7 million for which no quoted market prices were available. As such, the Company used internal valuation models and techniques to determine the fair value of these securities. The Company recorded an unrealized gain of $1.5 million to adjust the carrying value of these securities. These securities are required to be reported at the lower of amortized cost or fair value. At December 31, 2017, there were seven securities with a fair value of $30.5 million that were valued using this methodology. Bonds are carried at the lower of amortized cost or fair value when their NAIC rating has fallen to class six and are deemed to be impaired.

Through 2017, prepayment assumptions for mortgage-backed/loan-backed and structured securities in good standing were obtained from broker-dealer sources (such as Bloomberg) and internal estimates. Commencing January 1, 2018 payment speeds for mortgage-backed and structured securities will be based on cash flows obtained from an independent analytic agency and will be applied on a quarterly basis.

Losses that are considered to be other-than-temporary are recognized in net income when incurred. All bonds are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all bonds in default or not in good standing, as well as bonds with a fair value that is less than 80% of their cost for a continuous six-month period. The Company writes down bonds that it deems to have an other-than-temporary impairment after considering a wide range of factors, including, but not limited to, the extent to which cost exceeds fair value, the duration of that market decline, an analysis of the discounted estimated future cash flows for asset-backed and mortgage-backed securities, an analysis of the financial health and specific prospects for the issuer, the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security in effect at the date of acquisition, consideration as to whether the decline in value is due to general changes in interest rates and credit spreads and the Company’s intent and ability to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. If an impairment is determined to be other-than-temporary, a realized capital loss equal to the entire difference between the amortized cost of the bond and its fair value is recorded and a new cost basis for the bond is established. Credit-related

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2018, 2017 and 2016

1. Summary of Significant Accounting Policies (Continued)

other-than-temporary impairment losses are recorded as realized capital losses included in net income (and through the asset valuation reserve (“AVR”), whereas interest-related other-than-temporary impairment losses are recorded in the Interest Maintenance Reserve (“IMR”).

Common Stocks — Common stocks in good standing are stated at fair value. Fair value is determined by reference to valuations quoted by an independent pricing organization. Unrealized gains and losses are recorded directly to unassigned surplus. At December 31, 2018 and 2017, common stocks included $9.1 million and $10.2 million, respectively, invested in a Mutual of America sponsored series of mutual funds for institutional investors. At December 31, 2018, common stock also includes an $8.1 million (book value $10.0 million) seed money investment in the Mutual of America Investment Corporation Small Cap Equity Index Fund (an affiliated entity) that commenced operations on July 2, 2018. The December 31, 2018 and 2017, investment amounts also include $199.9 million and $157.8 million, respectively, invested in actively managed Large-Cap and Small-Cap Value equity portfolios.

Losses that are considered to be other-than-temporary are recognized in net income when incurred. All equity investments are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all common stock issuers not in good standing, as well as common stocks where the fair value is less than 80% of their cost for a continuous six-month period. The Company writes down common stocks that it deems to have an other-than-temporary impairment after considering a wide range of factors, including, but not limited to, the extent to which cost exceeds fair value, the duration of that market decline, an analysis of the financial health and specific prospects for the issuer and the Company’s intent and ability to retain its investment for a period of time sufficient to allow for any anticipated recovery in fair value in the short-term. The Company also considers other qualitative and quantitative factors in its evaluation of other-than-temporary impairments.

Guaranteed Funds Transferable — Guaranteed funds transferable consist of funds held with a former reinsurer and is stated at the total principal amount of future guaranteed transfers to Mutual of America, transferrable through 2030.

Real Estate — Real estate, which is classified as Company occupied property, is carried at cost, including capital improvements, net of accumulated depreciation of $212.2 million, $202.5 million and $193.1 million at December 31, 2018, 2017 and 2016, respectively, and is depreciated on a straight-line basis over 39 years. Tenant improvements on real estate investments are depreciated over the shorter of the lease term or the estimated life of the improvement.

Policy Loans — Policy loans are stated at the unpaid principal balance of the loan. During 2018, 2017 and 2016, the Company recognized $0.3 million, $0.6 million and $0.3 million respectively, of realized capital losses on certain loans where the loan value exceeded the associated collateral on the loans and collection efforts on the unpaid balances of the policy loans were unsuccessful. There were no additional unrealized losses recorded in both 2018, 2017 and 2016.

Other — Certain other assets, such as net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses, are considered “non-admitted assets” and are excluded from the consolidated statutory statements of financial condition.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2018, 2017 and 2016

1. Summary of Significant Accounting Policies (Continued)

Insurance and Annuity Reserves

Reserves for annuity contracts are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves, which were $1.4 billion and $1.2 billion at December 31, 2018 and 2017, respectively, are based on mortality and interest rate assumptions (ranging predominately from 4.0% to 5.25% and 5.0% to 6.50% at December 31, 2018 and 2017, respectively), which meet or exceed statutory requirements and are not subject to discretionary withdrawal.

Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various credited interest rates that, during 2018 and 2017, averaged 1.91% and 1.90%, respectively, and are deemed sufficient to provide contractual surrender values for these funds. These reserves, which were $5.9 billion and $6.1 billion at December 31, 2018 and 2017, respectively, are subject to discretionary withdrawal at book value.

Reserves for guaranteed investment contracts, which were $5.4 million and $6.0 million at December 31, 2018 and 2017, respectively, are accumulated at various guaranteed interest rates, which during 2018 and 2017 averaged 1.67% and 1.62%, respectively, and meet statutory requirements. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions, and meet statutory requirements.

Effective January 1, 2018, the Company voluntarily lowered the interest rate used to value $388.1 million of fixed interest guarantee annuity contracts issued prior to January 1, 2018. Such contracts, which had valuation rates ranging from 5.50% to 6.50%, were lowered to a valuation interest of 5.25%. The effect of this change was to increase policyholder reserves and reduce statutory surplus by $20.8 million at January 1, 2018.

Interest Maintenance and Asset Valuation Reserves

Realized gains and losses, including certain other-than-temporary impairment losses, net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the consolidated statements of operations.

An AVR, applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued, has been established based on a statutory formula. Realized and unrealized gains and losses, including other-than-temporary impairment losses arising from changes in the creditworthiness of the issuer, are included in the appropriate subcomponent of the AVR. Changes in the AVR are recorded directly to unassigned surplus.

Separate Account Operations

Variable annuity considerations and certain variable life insurance premiums may be allocated at participants’ discretion among investment funds in Separate Accounts. Separate Account funds invest in mutual funds, including funds managed by the Advisor, and other funds managed by outside investment advisors. All net realized and unrealized capital gains in the Separate Accounts, which reflect investment performance of the mutual funds in which they invest, accrue directly to participants (net of administrative and other Separate Account charges) and are not reflected in the Company’s Consolidated Statutory Statements of Operations and Surplus. Investment advisory charges are based on the specific

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2018, 2017 and 2016

1. Summary of Significant Accounting Policies (Continued)

fee charged for each of the individual underlying investments of the Separate Accounts and are assessed as a percentage of the plans or participant’s account balance. Certain Separate Account administrative charges are assessed as a percentage of the plan’s or participant’s account balance as determined by the Company’s pricing tiers, which are based on established ranges of plan or participant account balances. In 2018, 2017 and 2016, such charges were equal to approximately 0.84%, 0.87% and 0.95%, respectively, of total average Separate Account assets. Separate Account charges and investment advisory fees paid to the Advisor are included in the Consolidated Statutory Statement of Operations and Surplus. Investments held in the Separate Accounts are stated at fair value and are not available to satisfy liabilities of the General Account. Participants’ corresponding equity in the Separate Accounts are reported as liabilities in the accompanying statements. Premiums and benefits related to the Separate Accounts are combined with the General Account in the accompanying consolidated statutory financial statements. Net operating gains and losses are offset by changes to reserve liabilities in the respective Separate Accounts. These reserves, which were approximately $11.7 billion and $12.4 billion at December 31, 2018 and 2017, respectively are subject to discretionary withdrawal at fair value.

Premiums and Annuity Considerations

All annuity considerations derived from voluntary retirement savings-type plans and defined benefit plans, which represent the vast majority of the Company’s annual premiums, are recognized as income when received. Insurance premiums and annuity considerations derived solely from defined contribution plans are recognized as income when due. Group life and disability insurance premiums are recognized as income over the premium paying period of the related policies. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred in connection with acquiring new insurance business are charged to operations as incurred.

Investment Income and Expenses

General Account investment income is reported as earned and is presented net of related investment expenses. Operating expenses, including acquisition costs for new business, are charged to operations as incurred. All due and accrued investment amounts greater than 90 days are treated as non-admitted. The investment income amount due and accrued greater than 90 days was $1.9 million and $1.6 million at December 31, 2018 and 2017, respectively.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2018, 2017 and 2016

2. Investments

Valuation

The statement and fair values of investments in fixed maturity securities (bonds and notes) at December 31, 2018 and 2017 are shown below. Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

	Statement Value	Gross Unrealized		Fair Value
December 31, 2018 (in millions)		Gains	Losses
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$863.9	$11.9	$15.2	$860.6
Commercial mortgage-backed securities	—	—	—	—
Other asset-backed securities	10.2	—	—	10.2

Total	$874.1	$11.9	$15.2	$870.8
U.S. Treasury securities and obligations of U.S. government corporations and agencies	2,508.8	7.1	53.9	2,462.0
Obligations of states and political subdivisions	—	—	—	—
Debt securities issued by foreign governments	3.5	—	—	3.5
Corporate securities	4,597.7	62.2	111.0	4,548.9

Total	$7,984.1	$81.2	$180.1	$7,885.2

	Statement Value	Gross Unrealized		Fair Value
December 31, 2017 (in millions)		Gains	Losses
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$1,090.6	$25.2	$8.1	$1,107.7
Commercial mortgage-backed securities	—	—	—	—
Other asset-backed securities	12.2	0.1	—	12.3

Total	$1,102.8	$25.3	$8.1	$1,120.0
U.S. Treasury securities and obligations of U.S. government corporations and agencies	2,379.8	12.6	26.0	2,366.4
Obligations of states and political subdivisions	—	—	—	—
Debt securities issued by foreign governments	3.5	—	—	3.5
Corporate securities	4,613.7	184.6	15.2	4,783.1

Total	$8,099.8	$222.5	$49.3	$8,273.0

The Company does not have any exposure to subprime mortgage loans, either through direct investment in such loans or through investments in residential mortgage-backed securities, collateralized debt obligations or other similar investment vehicles. As of December 31, 2018, approximately 99% of the $0.9 billion invested in mortgage-backed securities that are included in the caption “U.S. Treasury securities and obligations of U.S. government corporations and agencies” in the immediately preceding table were issued and guaranteed by the United States Treasury, Fannie Mae (FNMA), Freddie Mac (FHLMC) or Ginnie Mae (GNMA). The Company does have investments in publicly traded bonds of financial institutions. These financial institutions may have investments with subprime exposure.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2018, 2017 and 2016

2. Investments (Continued)

Cash equivalents with a statement value and fair value of $85.6 million and $42.2 million at December 31, 2018 and 2017, respectively, are included in the above tables. At December 31, 2018 and 2017, the Company had $3.3 million and $3.3 million, respectively, (par value of $3.5 million and $3.2 million for December 31, 2018 and 2017, respectively) of its long term fixed maturity securities on deposit with various regulatory agencies.

Fair Value

The Company values its financial instruments at fair value. Fair value is an estimate of the price the Company would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•	Level 1 — quoted prices in active markets for identical securities.

•

Level 2 — quoted prices for similar assets in active or non-active markets or other significant observable inputs (including yield, quality, coupon, rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the assumptions in determining the fair value of investments).

The Company has determined the fair value inputs used to measure all of its assets that are considered financial instruments, which include fixed maturity securities, common stocks, cash, cash equivalents, short term investments, policy loans, guaranteed funds transferrable and Separate Account funds whose net asset values are calculated on a daily basis. Cash, cash equivalents, common stocks, investments in publicly traded mutual funds that are registered with the Securities and Exchange Commission and Separate Account assets were determined to be Level 1. Separate Account liabilities, which are equal to Separate Account assets, are determined to be Level 1 as the value of these liabilities changes in conjunction with the change in Separate Account assets. The vast majority of the Company’s fixed maturity securities (bonds and notes), and all of its policy loans, and other invested assets were determined to be Level 2. Finally, certain fixed maturity securities and the guaranteed funds transferrable, representing less than 1% of the total, for which quoted market prices were unavailable or an inactive market for the security currently exists, were determined to be Level 3. The inputs used for valuing these securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide fair value information at December 31, 2018 and 2017, about the Company’s assets that are considered financial instruments:

As of December 31, 2018 Financial Instruments (in millions)	Level 1	Level 2	Level 3	Total
Bonds and notes	$—	$7,767.6	$32.0	$7,799.6
Common stocks	217.1	—	—	217.1
Cash, cash equivalents and short term investments	104.5	—	—	104.5
Policy loans	—	103.8	—	103.8
Guaranteed funds transferrable	—	—	10.9	10.9
Separate Account assets	11,682.9	—	—	11,682.9

Total	$12,004.5	$7,871.4	$42.9	$19,918.8

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2018, 2017 and 2016

2. Investments (Continued)

As of December 31, 2017 Financial Instruments (in millions)	Level 1	Level 2	Level 3	Total
Bonds and notes	$—	$8,200.2	$30.5	$8,230.7
Common stocks	168.0	—	—	168.0
Cash, cash equivalents and short term investments	53.4	—	—	53.4
Policy loans	—	106.6	—	106.6
Guaranteed funds transferrable	—	—	11.2	11.2
Separate Account assets	12,437.8	—	—	12,437.8

Total	$12,659.2	$8,306.8	$41.7	$21,007.7

The fair value of Level 3 assets increased from $41.7 million at December 31, 2017, to $42.9 million at December 31, 2018, primarily as a result of the change in fair value, net of interim paydowns, during the year. The fair value of bonds and notes classified as Level 3 increased by $1.5 million in 2018 as a result of the redetermination of the fair value, net of paydowns, on these securities during the year. The guaranteed funds transferrable fair value declined due to the receipt of scheduled principal payments during the year. There were no additional securities added to the Level 3 classification and there were no securities transferred between Levels 1, 2 & 3 during 2018 and 2017.

In determining the fair value of Level 3 bonds and notes, the Company utilized expected cash flows provided by an independent valuation service together with discount rate and default factor assumptions commensurate with the current credit rating of such securities and consistent with those that would be used in pricing similar types of securities based upon market conditions that existed at December 31, 2018 and 2017.

Unrealized Gains and Losses

At December 31, 2018 and 2017, net unrealized appreciation (depreciation) reflected in surplus consisted of the following:

December 31 (in millions)	2018	2017	Change	2017	2016	Change
Common Stock	$(16.7)	$14.3	$(31.0)	$14.3	$5.0	$9.3
Bonds and notes	(5.6)	(7.3)	1.7	(7.3)	(13.3)	6.0
Other assets	(0.9)	(0.8)	(0.1)	(0.8)	(0.8)	—

Net unrealized appreciation (depreciation)	$(23.2)	$6.2	$(29.4)	$6.2	$(9.1)	$15.3

During 2018 net unrealized depreciation related to the Company’s bonds, equity securities and other assets increased by $29.4 million during the year. Net unrealized depreciation of $16.7 million related to equity securities at December 31, 2018, consists of $23.3 million of gross unrealized losses and $6.6 million of gross unrealized gains, of which none of the unrealized losses are greater than 12 months old. Net unrealized appreciation of $14.3 million related to equity securities at December 31, 2017, consisted of $16.1 million of gross unrealized gains and $1.8 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old.

During 2017 net unrealized depreciation related to the Company’s bonds, equity securities and other assets increased by $15.3 million during the year as shown above. Net unrealized appreciation of $14.3 million related to equity securities at December 31, 2017, consists of $16.1 million of gross

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2018, 2017 and 2016

2. Investments (Continued)

unrealized gains and $1.8 million of gross unrealized losses, of which none of the unrealized losses are greater than 12 months old. Net unrealized appreciation of $5.0 million related to equity securities at December 31, 2016, consisted of $5.5 million of gross unrealized gains and $0.5 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old.

The following is an analysis of the fair values and gross unrealized losses as of December 31, 2018 and 2017, aggregated by fixed maturity category and length of time that the securities were in a continuous unrealized loss position. As shown in the table below, total gross unrealized losses as of December 31, 2018 and 2017, were $180.1 million and $49.3 million, respectively, and the majority of such losses related to corporate and U.S. Treasury securities. These unrealized losses arise primarily from general changes in interest rates and credit spread widening, and are not due to fundamental credit problems that exist with the specific issuers. The Company has the ability and intent to hold those securities that are in an unrealized loss position for a sufficient period of time in order for them to recover.

The tables that follow exclude $1.9 billion and $4.9 billion at December 31, 2018 and 2017, respectively, of fair value of fixed maturity securities in an unrealized gain position.

	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
December 31, 2018 (in millions)	Twelve Months or Less			Twelve Months or Greater
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$437.2	$1.6	147	$376.4	$12.8	204
Commercial mortgage-backed securities	—	—	—	—	—	—
Other asset-backed securities	9.9	0.1	3	0.3	—	1

Total	$447.1	$1.7	150	$376.7	$12.8	205
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$874.5	$6.2	140	$1,390.0	$48.3	502
Obligations of states and political subdivisions	—	—	—	—	—	—
Debt securities issued by foreign governments	—	—	—	—	—	—
Corporate securities	2,222.4	54.3	423	698.7	56.7	216

Total	$3,544.0	$62.2	713	$2,465.4	$117.8	923

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2018, 2017 and 2016

2. Investments (Continued)

	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
December 31, 2017 (in millions)	Twelve Months or Less			Twelve Months or Greater
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$58.9	$0.3	46	$436.2	$7.8	198
Commercial mortgage-backed securities	—	—	—	—	—	—
Other asset-backed securities	1.5	—	—	0.3	—	1

Total	$60.4	$.3	46	$436.5	$7.8	199
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$668.4	$3.8	152	$1,089.7	$22.2	319
Obligations of states and political subdivisions	—	—	—	—	—	—
Debt securities issued by foreign governments	—	—	—	—	—	—
Corporate securities	597.8	4.5	161	504.2	10.7	89

Total	$1,326.6	$8.6	359	$2,030.4	$40.7	607

Realized Capital Gains and Losses

Net realized capital gains (losses) reflected in the Consolidated Statements of Operations and Surplus for the years ended December 31, 2018, 2017 and 2016, were as follows:

December 31 (in millions)	2018	2017	2016
Common Stock	$6.8	$7.0	$(0.1)
Fixed maturities	1.6	(5.3)	(11.5)
Other assets	(0.3)	(0.7)	(0.3)

Net realized capital gains (losses)	$8.1	$1.0	$(11.9)

At December 31, 2018 and 2017, the book value and fair value of the Company’s mortgage-backed and asset-backed securities portfolios totaled $3.4 billion and $3.3 billion, and $3.5 billion and $3.6 billion, respectively, of which approximately 99% in both 2018 and 2017 are U.S. government agency guaranteed instruments. Investments in loan-backed and asset-backed securities are carried at amortized cost, except for those securities rated as class 6 by the NAIC, which are carried at lower of amortized cost or fair value.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2018, 2017 and 2016

2. Investments (Continued)

During 2017 there was one restructure transaction whereby the issuer offered to exchange an existing security for a new one that provided a higher coupon, longer duration and greater credit protection. In establishing the cost basis of the new issue, the Company recognized a realized loss of $5.5 million, which is reflected in the Consolidated Statement of Operations and Surplus in Net realized capital gains (losses). There was no comparable event in 2018. Sales of investments in fixed maturity securities resulted in $(10.4) million of net interest rate related losses and $(4.2) million of net interest rate related losses being accumulated in the IMR in 2018 and 2017, respectively, as follows:

December 31 (in millions)	2018	2017	2016
Fixed maturity securities
Proceeds	$1,047.9	$1,362.7	$1,414.2
Gross realized gains	—	0.1	4.0
Gross realized losses	(10.4)	(4.3)	—

During 2018, 2017 and 2016, $15.6 million, $20.1 million and $24.3 respectively, of the IMR was amortized and included in net investment income.

Sales of investments in equity securities resulted in $6.8 million of net capital gains, $7.0 million of net capital gains and $0.1 of net capital losses in 2018, 2017 and 2016, respectively, being recognized in net income as follows:

December 31 (in millions)	2018	2017	2016
Equity securities
Proceeds	$115.8	$85.4	$13.1
Gross realized gains	7.5	7.1	0.5
Gross realized losses	(0.7)	(0.1)	(0.6)

Maturities

The statement and fair values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities, which are stated at expected maturity) at December 31, 2018, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

December 31, 2018 (in millions)	Statement Value	Fair Value
Due in one year or less	$370.6	$372.8
Due after one year through five years	3,452.7	3,447.6
Due after five years through 10 years	2,259.5	2,214.0
Due after 10 years	1,901.3	1,850.8

Total	$7,984.1	$7,885.2

3. Guaranteed Funds Transferable

In 1980, Mutual of America terminated a reinsurance arrangement and assumed direct ownership of funds held by John Hancock Mutual Life Insurance Company (Hancock), the former reinsurer, and direct liability for the contractual obligations to policyholders. The liability to such policyholders is included as insurance and annuity reserves in the consolidated statutory statements of financial condition. The principal amount of the funds held by the former reinsurer is guaranteed to earn at least 3.125% per year.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2018, 2017 and 2016

3. Guaranteed Funds Transferable (Continued)

The guaranteed funds are transferable to Mutual of America over time through 2030 and are stated at the total principal amount of future guaranteed transfers to Mutual of America of $9.4 million and $11.2 million at December 31, 2018 and 2017, respectively. The actual interest and other allocated investment earnings related to this contract amounted to $0.6 million, $0.8 million and $1.3 million in 2018, 2017 and 2016, respectively, and are included in net investment income.

4. Real Estate

Real estate consists primarily of an office building that Mutual of America purchased for its corporate headquarters. The Company occupies approximately one-third of this office building as its corporate headquarters and leases the remaining space. Depreciation expense was $ 9.3 million, $9.4 million $8.9 million in 2018, 2017 and 2016, respectively.

5. Pension Plan and Postretirement Benefits

Pension Benefit and Other Benefit Plans

The Company has a qualified, noncontributory defined benefit pension plan covering virtually all employees. Benefits are generally based on years of service and final average earnings. The Company’s funding policy is to contribute annually, at a minimum, the amount necessary to satisfy the funding requirements under the Employee Retirement Income Security Act of 1974 (ERISA). The Company also maintains a nonqualified deferred compensation plan that provides benefits to employees whose total compensation or calculated benefit exceeds the maximum allowable limits for qualified retirement plans under ERISA.

The Company also has two other defined benefit postretirement plans covering substantially all salaried employees. Employees may become eligible for such benefits upon attainment of retirement age while in the employ of the Company and upon satisfaction of service requirements. One plan provides medical, dental and vision benefits and the second plan provides life insurance benefits. The postretirement plans are contributory for those individuals who retire with less than 25 years of eligible service, with retiree contributions adjusted annually, and contain other cost-sharing features, such as deductibles and coinsurance. All benefit plans are underwritten by Mutual of America. To the extent that the claims do not exceed stop-loss limits for single life occurrences, the plans are self-insured. Stop-loss coverage is purchased from an unaffiliated carrier. The postretirement benefit plan expense required to be recorded under these plans was $21.3 million, $19.6 million and $28.8 million in 2018, 2017 and 2016, respectively.

As of January 1, 2018 and 2017 the Company had a total recognized liability for pension benefits of $15.3 million and $27.1 million, respectively, consisting of an unamortized transition liability of $8.6 million and $8.4 million and the accrued benefit cost of $6.7 million and $18.7 million, respectively.

For other benefits, as of January 1, 2018 and 2017 the Company had total recognized liabilities of $101.5 million and $85.5 million, respectively, for the postretirement medical plans and $68.1 million and $59.5 million, respectively, for the nonqualified deferred compensation plans. The $101.5 million and $85.5 million recognized liability for the postretirement medical plans at January 1, 2018 and 2017 consisted of an unamortized transition liability of $5.6 million and $5.6 million respectively, and an

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2018, 2017 and 2016

5. Pension Plan and Postretirement Benefits (Continued)

accrued benefit cost of $95.9 million and $79.9 million, respectively. For the nonqualified deferred compensation plan, the recognized liability at January 1, 2018 and 2017 consisted of an unamortized transition liability of $2.5 million and $1.8 million and a $65.6 million and $57.7 million accrued benefit cost, respectively.

The expected amortization of the unrecognized transition liability will be $5.6 million for the postretirement medical plan and $1.0 million for the nonqualified deferred compensation plan per year through no later than 2022. There was an additional charge to surplus for the post-retirement medical plan of $5.8 million in 2017. No additional charge to surplus was required in 2018.

On January 1, 2018 an adjustment to surplus for $15.5 million was recorded for new mortality tables. Furthermore, during 2018 there was an additional charge to surplus of $36.5 million related to the qualified defined benefit plan to adjust the unrecognized transition liability to the expected amortization amount calculated when Statement of Statutory Accounting Principles (“SSAP”) No. 102 was adopted

The following table provides a status of the Company’s pension and postretirement benefit plans as of December 31, 2018 and 2017 (in millions):

	Pension Benefits		Other Benefits
	2018	2017	2018	2017
Accumulated Benefit Obligation	$285.9	$286.9	$52.5	$51.4

Projected Benefit Obligation	$357.4	$359.7	$190.8	$194.2
Plan Assets at Fair Value	295.9	328.8	—	—

Funded Status	$(61.5)	$(30.9)	$(190.8)	$(194.2)
Accrued Benefit Cost	(7.7)	6.7	173.2	149.8
Additional Surplus Charge greater than minimum	52.0	—	0.2	11.7

Unrecognized items	$(17.2)	$(24.2)	$(17.4)	$(32.7)

Prior Service Costs	$—	$—	$5.9	$6.5
Unrecognized (Losses) Gains	(150.6)	(106.7)	(61.2)	(74.8)
Additional Surplus Charge Beyond Minimum	—	—	—	—
Transition asset	133.4	82.5	37.9	35.6

Total Unrecognized Liability	$(17.2)	$(24.2)	$(17.4)	$(32.7)

The components of net periodic benefit costs as calculated in the January 1, 2018, 2017 and 2016 plan valuations are as follows:

	Pension Benefits			Other Benefits
December 31 (in millions)	2018	2017	2016	2018	2017	2016
Service costs	$17.9	$15.6	$14.6	$6.7	$5.9	$5.7
Interest cost on Projected Benefit Obligation (PBO)	13.0	13.1	12.8	7.1	7.0	7.1
Expected return on plan assets	(28.9)	(24.1)	(24.5)	—	—	—
Prior services costs	—	—	—	(0.7)	(0.7)	(0.2)
Settlement	—	—	—	1.9	2.4	11.5
Amortization of unrecognized net loss (gain)	8.6	8.4	8.3	6.3	5.0	4.7

Net benefit expense	$10.6	$13.0	$11.2	$21.3	$19.6	$28.8

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2018, 2017 and 2016

5. Pension Plan and Postretirement Benefits (Continued)

During 2018 pension expense for the non-qualified deferred compensation plan included a $1.9 million settlement loss, resulting from the level of lump-sum benefit payments made from the non-qualified plan during the year exceeding the plans interest and service cost. During 2017 and 2016 recognized settlement losses were $2.4 million and $11.5 million, respectively.

The changes in the PBO and plan assets are as follows:

	Pension Benefits		Other Benefits
December 31 (in millions)	2018	2017	2018	2017
Change in PBO
PBO, beginning of the year	$359.7	$324.9	$194.2	$175.3
Service costs	17.9	15.6	6.7	5.9
Interest costs	13.0	13.1	7.1	7.0
Change in assumptions/plan amendments	(5.1)	15.9	(13.7)	7.3
Actuarial loss (gain)	8.4	8.0	8.3	9.0
Benefits and expenses paid	(36.5)	(17.8)	(11.8)	(10.3)

PBO, end of year	$357.4	$359.7	$190.8	$194.2

	Pension Benefits		Other Benefits
December 31 (in millions)	2018	2017	2018	2017
Change in Plan Assets
Plan assets, beginning of the year	$328.8	$272.0	$—	$—
Employer contributions	25.0	25.0	—	—
Return on plan assets	(21.4)	49.7	—	—
Benefits and expenses paid	(36.5)	(17.9)	—	—

Plan assets, end of year	295.9	328.8	—	—

Plan assets (lower than) PBO	$(61.5)	$(30.9)	$(190.8)	$(194.2)

At December 31, 2018 and 2017, all of the pension plan assets are invested in several of the investment funds offered by the Company’s Separate Accounts and in the Company’s General Account, and consisted of approximately 79.0% in equity investments and 21.0% in fixed-income investments. A distribution of plan assets by investment objective as of December 31, 2018 and 2017 are as follows:

December 31, (in millions)	2018	2017
Fixed Income Funds	$62.1	$54.9
Equity Funds:
Index	138.5	151.9
Growth	55.7	66.1
Balanced	39.6	46.5

Total Level 1 Investments	$295.9	$319.4
General Account	—	9.4

Total plan assets	$295.9	$328.8

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2018, 2017 and 2016

5. Pension Plan and Postretirement Benefits (Continued)

The underlying investments in the funds of the Separate Accounts are based on quoted market prices within an active market and as such are classified as Level 1. Amounts held in the General Account are valued at contract value, which is equal to fair value, and are considered to be cash equivalents that are not subject to fair value evaluation.

The Company made contributions to its defined benefit pension plan of $25.0 million each year in 2018, 2017 and 2016. The Company estimates that it will make a contribution of $25 million to this plan in 2019. Benefits expected to be paid from this plan total $28.1 million in 2019, $29.4 million in 2020, $30.0 million in 2021, $34.8 million in 2022 and $28.0 million in 2023. The aggregate benefits expected to be paid in 2024 through 2028 total approximately $158.3 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2018.

The assumptions used in determining the aggregate projected benefit obligation for pension and other benefit plans were as follows:

	Pension Benefits			Postretirement Medical			Non Qualified Deferred Compensation
Weighted average Assumptions at December 31	2018	2017	2016	2018	2017	2016	2018	2017	2016
Discount rate	4.10%	3.50%	4.00%	4.30%	3.70%	4.25%	3.90%	3.25%	3.60%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	5.00%	5.00%	5.00%
Expected return on plan assets	8.50%	8.50%	9.50%	—	—	—	—	—	—

The Company’s overall expected long-term rate of return on plan assets was determined based upon the current projected benefit payout period and the current mix of plan investments, which generally consists of approximately 80% equity investments and 20% fixed-income investments. The Company believes that this investment mix properly matches the plan’s benefit obligations. The equity component of the expected long-term rate of return was determined using a combination of the actual rate of return of equities (net of inflation) and an inflation-adjusted equity rate of return (assuming an inflation rate of 3.62%) based upon historical 30-year rolling averages. In selecting the expected long-term rate of return assumption, an underlying inflation assumption of 3.00% was selected taking into account historical inflation data and future inflation expectations.

The health care cost trend rate assumption has an effect on the amounts reported for the postretirement benefit plans. The assumption is 5.2% for 2019, 5.0% for 2020, 4.8% for 2021, 4.8% for 2022, and 4.8% for 2023 and beyond. For example, increasing the assumed health care cost trend rate by 1% each year would increase the accumulated postretirement obligation for the plan as of December 31, 2018, by $18.2 million and the aggregate of the service and interest cost components of the net periodic benefit cost for 2018 by $1.7 million. Benefits expected to be paid from this plan and the nonqualified deferred compensation plan total $12.6 million in 2019, $18.2 million in 2020, $15.1 million in 2021, $14.5 million in 2022 and $10.6 million in 2023. Aggregated benefits expected to be paid in the period 2024 through 2028 total approximately $65.1 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2018.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2018, 2017 and 2016

5. Pension Plan and Postretirement Benefits (Continued)

Savings and Other Incentive Plans

All employees may participate in a Company sponsored savings plan under which the Company matches a portion of the employee’s contributions up to 6% of salary. The Company contributed $3.2 million, $3.0 million and $2.9 million in 2018, 2017 and 2016, respectively. The Company also has a long-term performance-based incentive compensation plan for certain employees and directors. Shares under this plan are granted each year and generally vest over a three-year period. The value of such shares is equal to the number of shares multiplied by the current share price, which is determined by the level of total assets of the Company. A financial performance threshold measure must also be met in order to receive a payout at the end of the third year. The total expense incurred related to these plans was $10.7 million, $13.7 million and $12.0 million in 2018, 2017 and 2016, respectively. At December 31, 2018 and 2017, the accrued liability related to these plans was $22.6 million and $24.7 million, respectively.

6. Commitments and Contingencies

Annual rental expense was approximately $25.2 million, $24.5 million and $24.0 during 2018, 2017 and 2016, respectively. The approximate minimum rental commitments under non-cancelable operating leases are as follows: $5.4 million in 2019; $3.5 million in 2020; $2.9 million in 2021; $2.4 million in 2022; $1.6 million in 2023 and $4.6 million in 2024 and beyond. Such leases are principally for leased office space and certain data processing equipment, furniture and communications equipment. Certain office space leases provide for adjustments relating to changes in real estate taxes and other expenses.

The Company is involved in various legal actions that have arisen in the course of the Company’s business. In the opinion of management, the ultimate resolution with respect to such lawsuits, as well as other contingencies, will not have a material adverse effect on the Company’s consolidated financial statements.

7. Federal Income Taxes

The Tax Cuts and Jobs Act (TCJA) was signed into law on December 22, 2017. From a corporate perspective, a goal of the tax overhaul was to reduce the corporate tax rate and redesign the taxation of international operations in order to make US companies more competitive around the world. To partially offset the decrease in revenue from these measures, the new law broadens the tax base. To that end, TCJA substantially changes the overall corporate tax structure, including specific changes relative to the taxation of the life insurance industry. TCJA changes that are generally applicable to all corporations include a reduction of the corporate income tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (AMT), changes to the corporate dividend received deduction (DRD), and other changes reducing certain business deductions counterbalanced by inducements favoring capital investments by permitting accelerated write-offs.

TCJA specifically impacts life insurance companies by requiring them to take into account a specific percentage of the increase or decrease in statutory reserves; revising the capitalization rule for deferred acquisition costs; changes the net operating loss carryover rules for life insurance companies; modifies the proration rules; and, other amendments that will have the effect of reducing tax deductions.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2018, 2017 and 2016

7. Federal Income Taxes (Continued)

The impact on Mutual of America’s surplus is dependent on many factors, but the tax rate reduction from 35% to 21% was a major component as of December 31, 2017. We were required to recognize the effect on deferred tax assets (DTAs) and deferred tax liabilities (DTLs) of a change in tax rates in the period the tax rate change was enacted. Accordingly, the enacted reduction in the U.S. Federal corporate income tax rate resulted in a one-time, non-cash decrease to adjusted net DTAs of $126.6 million at December 31, 2017. The December 31, 2017 current income tax benefit included a $3.7 million benefit for the recognition of the Alternative Minimum Tax (AMT) Credits that are now refundable under TCJA and will be payable to the Company in 2021 based on projections of taxable income. The 2017 current income tax benefit was reduced by 6.6% to reflect the impact of a sequestration fee. The Office of Management and Budget has determined that corporations with Alternative Minimum Tax credits are entitled to a full refund under the Tax Cuts and Jobs Act. The December 31, 2018 current income tax provision reflects a tax benefit of $0.3 million as the result of reversing the 2017 sequestration fee. Life insurance companies are required to compute life insurance tax reserves differently under TCJA. Accordingly, the life insurance tax reserve DTA was remeasured, at December 31, 2017, to reflect the effects of the required changes in reserves at the date of enactment and a new DTL was established. The DTL is the difference between the old and new reserve basis and is subject to an 8 year straight-line amortization beginning in 2018. The accounting for the impact of the TCJA on tax reserves is based on reasonable estimates and such amounts have been factored into the measurement of deferred taxes. The foreign tax law changes enacted under TCJA have no impact on Mutual of America.

Mutual of America adopted SSAP No. 101, Income Taxes, a replacement of SSAP No. 10R, effective January 1, 2012. During the first quarter of 2012, Regulation No. 172 was amended to adopt the provisions of SSAP No. 101. This guidance requires that a deferred tax asset (DTA) or deferred tax liability (DTL) be established for temporary differences between the tax and statutory reporting bases of assets and liabilities. The change in Mutual of America’s net Admitted DTA must be recorded as a separate component of gains and losses in surplus. Net DTAs are required to be recorded as an admitted asset to the extent that the amount will be realized within three years, subject to a maximum admitted asset equal to 15% of statutory surplus and to the Company’s risk based capital ratio exceeding certain thresholds.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2018, 2017 and 2016

7. Federal Income Taxes (Continued)

A reconciliation of the income tax (expense) recognized in the Company’s consolidated statutory statement of operations and surplus to the amount obtained by applying the statutory rates of 21% in 2018 and 35% in 2017 and 2016 to net gain from operations before federal income taxes follows:

December 31 (in millions)	2018	2017	2016
Net Gain from Operations	$7.7	$22.0	$27.9
Statutory rate	21%	35%	35%

Tax at statutory rate	(1.6)	(7.7)	(9.8)
Effect of Federal Tax Rate change on net DTA	—	(126.6)	—
Investment Items	1.3	5.7	22.9
Expense Items	20.9	14.1	10.7
Net operating loss related to Dividend Received Deduction	0.2	(3.6)	(1.2)
Nonadmitted Assets	0.7	0.2	(0.8)
Other including LLC adjustment	3.1	4.3	3.7

Total Income Tax (Expense) Benefit	$24.6	$(113.6)	$25.5

Income Tax Benefit (Expense):
Current—Consolidated	$0.3	$3.6	$—
Deferred—Non-Insurance Companies	(0.1)	(0.5)	0.7

Income Tax (Expense) Benefit on Operating Earnings	$0.2	$3.1	$0.7

Deferred Federal Income Tax, in Surplus	$24.4	$(116.7)	$24.8

Total Income Tax (Expense) Benefit	$24.6	$(113.6)	$25.5

The federal income tax benefit of $24.6 million in 2018 relates primarily to the change in the deferred income tax incurred by Mutual of America. The federal income tax expense of $113.6 million in 2017 is primarily attributable to the change in deferred income tax incurred by Mutual of America as a result of the TCJA tax rate change. The federal income tax benefit of $25.5 in 2016 relates primarily to the change in deferred income tax incurred by Mutual of America.

The components of the net DTA recognized in the Company’s consolidated statement of financial condition are as follows:

December 31 (in millions)	2018	2017
Total gross DTAs excluding unrealized (gains) losses	$222.8	$197.2
Statutory valuation allowance adjustment	—	—

Total adjusted gross DTAs excluding unrealized (gains) losses	$222.8	$197.2
Total gross DTLs excluding unrealized (gains) losses	(9.6)	(8.4)

Mutual of America’s net DTA	213.2	188.8
Tax effect of unrealized (gains) losses	4.6	(1.5)
DTA nonadmitted	(164.9)	(148.1)

Mutual of America’s net admitted DTA	52.9	39.2
Non-insurance Subsidiaries DTA’s	0.9	1.0

Total net DTAs	$53.8	$40.2

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2018, 2017 and 2016

7. Federal Income Taxes (Continued)

At December 31, 2018, Mutual of America’s gross DTA, excluding the tax effect of unrealized (gains) losses, of $222.8 million, consisted of $207.6 million of ordinary DTAs and $15.2 million of capital DTAs. The net increase in the net DTA was $24.4 million excluding unrealized (gains) losses. As shown in the above table, Mutual of America’s net admitted DTA increased by $13.7 million during 2018.

The Company claims the separate account dividend received deduction. The impact of the separate account dividend received deduction (“DRD”) is to reduce the Company’s overall effective tax rate compared to the U.S. statutory tax rate of 21%. In addition, in 2018, the DRD had the initial effect of decreasing the Company’s admissible asset based on projections of future taxable income for the three years following the balance sheet date of the reporting period.

For years prior to the effective date of TCJA, there was a degree of uncertainty regarding the computational aspects of the Company’s separate account dividend received deduction (DRD) for assets held in connection with variable annuity contracts because final regulations have not been issued by the IRS. If such regulations were issued, they could result in the elimination of some or all of the separate account DRD tax benefit that the Company received for years prior to the effective date of the TCJA. For tax years 2018 and forward, TCJA standardized the DRD computation, thus reducing uncertainty regarding the amount of the separate account DRD deduction.

The tax effects of temporary differences that give rise to a significant portion of the DTAs and DTLs arise from the differing statutory and tax-basis treatment of assets and liabilities, insurance and annuity reserves, realized capital gains and losses on investment transactions, nonadmitted assets, and net operating loss carryforwards. Effective January 1, 1998, Mutual of America’s pension business became subject to federal income tax. Included in such differences are items resulting from transition rules under the Internal Revenue Code as of January 1, 1998, which accompanied the change in taxation of Mutual of America’s pension business. The transition rules along with the reduced federal income tax rate under TCJA will continue to moderate Mutual of America’s current tax expense over the next several years. As such, Mutual of America incurred a consolidated federal income tax benefit of $0.2 million 2018 and $3.1 million in 2017. At December 31, 2018, the Company had net operating loss carryforwards of approximately $407.9 million, of which $368.1 million are expiring at various dates between 2021 and 2032 and $39.8 million has no expiration, but its utilization is limited to 80% of taxable income. The Company has capital loss carryforwards of approximately $16.1 million expiring in 2022 to 2023.

Mutual of America files a separate federal income tax return and files income tax returns in various states.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2018, 2017 and 2016

8. Fair Value of Financial Instruments

The fair values of financial instruments have been determined using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value for financial instruments for which quoted market prices are not available or an inactive market for the instrument currently exists. Accordingly, certain fair values presented herein (refer to Note 2) may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. Amounts related to the Company’s financial instruments at December 31, 2018 and 2017, were as follows:

	2018		2017
	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
ASSETS
Bonds and notes	$7,898.8	$7,799.6	$8,057.6	$8,230.8
Common stocks	217.1	217.1	168.0	168.0
Cash, cash equivalents and short term investments	104.5	104.5	53.4	53.4
Guaranteed funds transferable	9.4	10.9	11.2	12.0
Policy Loans	103.8	103.8	106.6	106.6

Bonds and Notes and Common Stock — Fair value for bonds and notes is determined by reference to market prices quoted by an independent pricing source. If quoted market prices are not available, fair value is determined using internal valuation models and techniques or based upon quoted prices for comparable securities. Fair value for common stocks is determined by reference to valuations quoted by an independent pricing organization.

Cash, Cash Equivalents and Short Term Investments — The carrying value for cash, cash equivalents approximates fair values due to the short-term maturities of these instruments. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less.

Guaranteed Funds Transferable — Fair value for guaranteed funds transferable is determined by reference to market valuations provided by the former reinsurer.

Policy Loans — The majority of policy loans are issued with variable interest rates, which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered approximate fair value.

9. Significant Differences Between Statutory Accounting Practices and Generally Accepted Accounting Principles (GAAP)

The accompanying financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York Department (statutory accounting), which practices differ from GAAP. The significant variances between such practices and GAAP are described below. The Company has not computed the variance between Surplus and Net Income calculated in accordance with statutory accounting practices prescribed or permitted by the New York Department and GAAP, as there is no

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2018, 2017 and 2016

9. Significant Differences Between Statutory Accounting Practices and Generally Accepted Accounting Principles (GAAP) (Continued)

reporting requirement to do so and the costs involved exceed the benefits derived from these calculations. Generally, GAAP results in a more favorable presentation of the Company’s financial condition.

Asset Valuations and Investment Income Recognition

GAAP requires the Company’s bonds and notes to be classified as either held-to-maturity (HTM), available-for-sale (AFS), or trading; whereas for statutory accounting, no such classification is required. In addition, for GAAP, AFS bonds and notes are carried at their fair value with the unrealized gains and losses applied directly to equity; whereas for statutory accounting, all bonds and notes in good standing are carried at their amortized cost.

Realized capital gains and losses, net of applicable taxes, arising from changes in interest rates are recognized in income currently for GAAP accounting, rather than accumulated in the IMR and amortized into income over the remaining life of the security sold for statutory accounting.

A general formula-based AVR is recorded for statutory accounting purposes, whereas such a reserve is not required under GAAP.

For statutory accounting, certain assets, principally net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses are excluded from the statement of financial condition by a direct charge to surplus; whereas under GAAP, such assets are carried at cost, net of accumulated depreciation.

Policy Acquisition Costs

Under GAAP, policy acquisition costs that are directly related to and vary with the successful acquisition of insurance contracts are deferred and amortized over the estimated life of the applicable policies, rather than being expensed as incurred, as required under statutory accounting.

Insurance and Annuity Reserves

Under statutory accounting practices, the interest rates and mortality and morbidity assumptions used are those which are prescribed or permitted by the New York Department. Under GAAP, for annuities, the interest rate assumptions used are generally those assumed in the pricing of the contract at issue; for disability benefits, the interest rates assumed are those anticipated to be earned over the duration of the benefit period. Mortality and morbidity assumptions are based on Company experience.

Premium Recognition

Insurance contracts that do not subject the insurer to significant mortality or morbidity risk are considered, under GAAP, to be primarily investment contracts. GAAP requires all amounts received from policyholders under these investment contracts to be recorded as a policyholder deposit rather than as premium income.

Deferred Income Taxes

GAAP requires that a deferred tax asset or liability be established to provide for temporary differences between the tax and financial reporting bases of assets and liabilities. Statutory accounting adopted similar accounting principles, except that deferred income tax assets (net of any required valuation

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2018, 2017 and 2016

9. Significant Differences Between Statutory Accounting Practices and Generally Accepted Accounting Principles (GAAP) (Continued)

allowance) are recognized for statutory accounting only to the extent that they can be utilized within three years; whereas for GAAP, all such assets are recognized (net of any required valuation allowance) regardless of when they will be utilized until they expire. All changes in deferred income tax assets or liabilities are recorded directly as a charge or benefit to surplus for statutory accounting purposes.

Statements of Cash Flow

The Statements of Cash Flow are presented in accordance with statutory accounting. This reporting format differs from GAAP, which requires a reconciliation of net income to net cash from operating activities.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

The following financial statements are included in Part B of this Post-Effective Amendment on Form N-4:

Mutual of America Separate Account No. 2

Independent Registered Public Accounting Firm’s Report

Financial Statements for Years Ended December 31, 2018 and 2017

Mutual of America Life Insurance Company

Independent Registered Public Accounting Firm’s Report

Financial Statements for Years Ended December 31, 2018, 2017 and 2016

(b)	Exhibits

(1)	Copy of the resolution of the depositor establishing the registrant. (1)

(2)	Not Applicable.

(3)	Copy of Underwriting and Administration Agreement between Mutual of America Life Insurance Company and Mutual of America Separate Account No. 2, dated June 15, 1984. (1)

(4)(a)(i)	Form of Public Employee Deferred Compensation Group Annuity Contract. (6)

(a)(ii)	Amendment to Form of Group Annuity Contract 457-2009-A1. (6)

(a)(iii)	Amendment to Form of Group Annuity Contract 457-2009-A2. (6)

(b)(i)	Form of Public Employee Deferred Compensation Group Annuity Certificate. (6)

(b)(ii)	Amendment to Form of Group Annuity Certificate 457-C-2009-A1. (6)

(b)(iii)	Amendment to Form of Group Annuity Certificate 457-C-2009-A2. (6)

(c)	Amendment to Form of Group Annuity Contract 457-2009-A3. (7)

(5)	Form of Application for Group Annuity Contract. (10)

(6)(a)	Amended and Restated Charter of Mutual of America Life Insurance Company, dated November 18, 2010. (10)

(6)(b)	Bylaws of Mutual of America Life Insurance Company. (1)

(7)	Not Applicable.

(8)(a)(i)	Amended and Restated Participation Agreement between Scudder Variable Life Investment Fund and Mutual of America Life Insurance Company, dated February 28, 2001. (4)

(a)(ii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York, dated as of April 12, 2007. (1)

(a)(iii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York, dated as of October 1, 2007. (12)

(b)(i)	Fund Participation Agreement Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated December 30, 1988. (1)

(b)(ii)	Amendment No. 1 to the Fund Participation Agreement—Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated as of May 1, 1989. (1)

(b)(iii)	Amendment No. 2 to the Fund Participation Agreement—Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 3, 2000. (1)

(b)(iv)	Amendment No. 3 to the Fund Participation Agreement—Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 2, 2002. (1)

(b)(v)	Shareholder Information Agreement between Mutual of America Life Insurance Company and American Century Investment Services, Inc., effective as of October 15, 2007. (12)

(b)(vi)	Amendment No. 4 to the Fund Participation Agreements between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of December 22, 2004. (1)

(b)(vii)	Amendment No. 5 to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Investment Services, Inc., and American Century Services, LLC, dated as of January 1, 2012. (8)

(b)(viii)	Amendment No. 6 to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., American Century Investment Management, Inc., American Century Investment Services, LLC, and American Century Services, LLC, dated as of October 1, 2017. (12)

(c)(i)	Amended and Restated Participation Agreement and ancillary agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, dated as of October 17, 2012. (8)

(c)(ii)	Amendment to Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, effective as of October 1, 2007. (12)

(c)(iii)	Amendment to Schedule C- Large Transaction Table to Vanguard Variable Insurance Fund Participation Agreement, effective as of December 22, 2016. (12)

(d)(i)	Shared Funding Agreement for Separate Accounts with Calvert Distributors, Inc., dated as of February 28, 2001. (4)

(d)(ii)	Information Sharing Agreement between Calvert Distributors, Inc., and Mutual of America Life Insurance Company, effective as of October 1, 2007. (12)

(d)(iii)	Shared Funding Agreement by and among Calvert Variable Series, Inc., Eaton Vance Distributors, Inc. and Mutual of America Life Insurance Company, as of December 22, 2016. (12)

(e)(i)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Mutual of America Life Insurance Company, dated as of April 29, 2005. (5)

(e)(ii)	Shareholder Information Agreement by and between Fidelity Distributors Corporation and Mutual of America Life Insurance Company, effective as of October 16, 2007. (12)

(e)(iii)	Amendment to the Participation Agreement between Fidelity Distributors Corporation and Mutual of America Life Insurance Company effective as of June 9, 2017. (12)

(f)(i)	Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Mutual of America Life Insurance Company, dated as of April 29, 2005. (5)

(f)(ii)	Shareholder Information Agreement by and between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc., and Mutual of America Life Insurance Company, effective as of April 16, 2007. (12)

(g)	Fund Participation and Service Agreement and ancillary agreements between Mutual of America Life Insurance Company and American Fund Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, dated as of April 10, 2013. (8)

(h)	Participation Agreement and ancillary agreements among Mutual of America Life Insurance Company and PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, dated as of April 11, 2013. (8)

(i)(i)	Participation Agreement and ancillary agreements between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of April 11, 2013. (8)

(i)(ii)	Amendment to Participation Agreement between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of May 6, 2013. (9)

(j)(i)	Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Mutual of America Life Insurance Company and MFS Fund Distributors, Inc., dated as of May 1, 2018. (13)

(j)(ii)	Rule 22-c2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of April 2, 2018. (13)

(j)(iii)	Fee Letter between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of May 1, 2018. (13)

(k)	Fund Participation Agreement among Mutual of America Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated as of April 18, 2019. (14)

(l)	Fund Participation Agreement between Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and Mutual of America Life Insurance Company, dated as of April 5, 2019. (14)

(m)	Participation Agreement among Victory Variable Insurance Funds, Victory Capital Management Inc., Victory Capital Advisers, Inc., and Mutual of America Life Insurance Company, dated as of April 5, 2019. (14)

(n)	Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. LLC, and Mutual of America Life Insurance Company, dated as of April 23, 2019. (14)

(9)	Opinion and consent of counsel as to the legality of the securities being registered. (2)

(10)(a)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Separate Account No. 2. (15)

(10)(b)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Life Insurance Company. (15)

(11)	Not Applicable.

(12)	Not Applicable.

(13)(a)	Powers of Attorney of Directors. (13)

(13)(b)	Powers of Attorney of Officers (13)

(1)

Filed with Post-Effective Amendment No. 32 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-11023) on April 30, 2007. As incorporated herein by reference.

(2)

Filed with Post-Effective Amendment No. 31 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 30, 2007. As incorporated herein by reference.

(3)	Filed with Post-Effective Amendment No. 32 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on May 1, 2007. As incorporated herein by reference.
(4)

Filed with Post-Effective Amendment No. 23 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 19, 2001. As incorporated herein by reference.

(5)

Filed with Post-Effective Amendment No. 29 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2005. As incorporated herein by reference.

(6)	Filed with Post-Effective Amendment No. 36 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 30, 2010.
(7)

Filed with Post-Effective Amendment No. 37 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2011. As incorporated herein by reference.

(8)

Filed with Post-Effective Amendment No. 39 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2013. As incorporated herein by reference.

(9)

Filed with Post-Effective Amendment No. 41 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2014. As incorporated herein by reference.

(10)

Filed with Post-Effective Amendment No. 42 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 30, 2015. As incorporated herein by reference.

(11)

Filed with Post-Effective Amendment No. 47 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 28, 2017. As incorporated herein by reference.

(12)	Filed with the Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 333-221999) on December 12, 2017. As incorporated herein by reference.
(13)

Filed with Post-Effective Amendment No. 48 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 27, 2018. As incorporated herein by reference.

(14)

Filed with Post-Effective Amendment No. 50 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2019. As incorporated herein by reference.

(15)	Filed herewith (File No. 033-05609).

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices With Depositor
John R. Greed	Chairman of the Board, President and Chief Executive Officer
William S. Conway	Director, Senior Executive Vice President and Chief Operating Officer
Amir Lear	Director, and President and Chief Executive Officer, Mutual of America Capital Management LLC
James J. Roth	Director, Senior Executive Vice President and General Counsel
Clifford L. Alexander, Jr.	Director
Rosemary T. Berkery	Director
Kimberly A. Casiano	Director
Wayne A. I. Frederick, M.D.	Director
Earle H. Harbison, Jr.	Director
Maurine A. Haver	Director
Frances R. Hesselbein	Director
LaSalle D. Leffall, Jr., M.D.	Director
Senator Connie Mack	Director
Robert J. McGuire, Esq.	Director
Ellen Ochoa, Ph.D.	Director
Roger B. Porter, Ph.D.	Director
General Dennis J. Reimer	Director

Officers-Directors

Name and Principal Business Address*	Positions and Offices With Depositor
John R. Greed	Chairman, President and Chief Executive Officer
William S. Conway	Director, Senior Executive Vice President and Chief Operating Officer
Amir Lear	Director, and President and Chief Executive Officer, Mutual of America Capital Management LLC
James J. Roth	Director, Senior Executive Vice President and General Counsel

Other Officers

Name and Principal Business Address*	Positions and Offices With Depositor
Dianne M. Aramony	Executive Vice President, Corporate Secretary, Assistant to Chairman
Nicholas A. Branchina	Senior Vice President, Budget and Cost Accounting
Debbie Branson	Senior Vice President, Human Resources
Maria L. Brophy	Senior Vice President, Planning and Analysis
Anne Marie Carroll	Senior Vice President and Associate General Counsel
Tanisha L. Cash	Senior Vice President, Human Resources
John Ciesla	Senior Vice President and Chief Information Security Officer, Enterprise Risk Management
Thomas Ciociano	Senior Vice President, Employee Benefits
John P. Clare	Senior Vice President, Administrative Communications, Product/Proposal Development
Joni L. Clark	Senior Vice President, Client Services
Michael E. Conway	Senior Vice President, Human Resources
William S. Conway	Senior Executive Vice President and Chief Operating Officer
Salvatore P. Conza	Senior Vice President, Infrastructure and Operations
Barbara Crane	Senior Vice President, Strategic Communication and Corporate Events
Nicholas S. Curabba	Senior Vice President and Associate General Counsel
Jeffrey W. Donaldson	Executive Vice President, Head of Technology and Chief Digital Officer
Carson J. Dunbar, Jr.	Senior Vice President, Corporate Services
Chris W. Festog	Senior Executive Vice President and Chief Financial Officer
Ronald Fried	Senior Vice President, Information Technology Business Applications
Harold J. Gannon	Senior Vice President, Corporate Tax

Other Officers

Name and Principal Business Address*	Positions and Offices With Depositor
Thomas E. Gilliam	Executive Vice President and Assistant to the Chairman, and Chief Executive Officer
Diana H. Glynn	Senior Vice President and Internal Auditor
Aferdita Gutierrez	Senior Vice President, Planning and Analysis
Jared Gutman	Executive Vice President, Administrative Technical Services and Chief Privacy Officer
Theodore L. Herman	Executive Vice President
Joseph Hummel	Executive Vice President, External Affairs
Thomas P. Kelly	Senior Executive Vice President, Administration
Lydia Kieser	Senior Vice President, Open Systems Delivery
Mark Koehne	Senior Vice President and Actuary
Andrew Kramer	Senior Vice President, Client Services
Nicole Lanni	Senior Vice President, Technical Services
Daniel LeSaffre	Executive Vice President, Human Resources and Corporate Services
Kathryn A. Lu	Executive Vice President and Chief Compliance Officer
John R. Luebs	Senior Vice President, Human Resource Services
Thomas E. MacMurray	Senior Vice President, Key Client Relations
Sean A. Mannion	Senior Vice President, Administration
Nancy McAvey	Senior Vice President, Client Services
James McCutcheon	Senior Vice President and Associate General Counsel
Dennis McManus	Senior Vice President, Billing and Regulatory Services/Life and Disability Claims
George L. Medlin	Executive Vice President, Enterprise Risk Management
Christopher Miseo	Senior Vice President and Director of Accounting and Financial Reporting
Shannon Moriarty 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Advertising, Direct Response and Telemarketing
Thomasin R. Mullen	Senior Vice President, Corporate Communications
Lynn N. Nadler 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Training and Leadership Development
Peter Nicklin	Senior Vice President, Application Delivery
Paul O’Hara	Senior Vice President, Research and Competition
William Rose	Senior Executive Vice President and Chief Marketing Officer
James J. Roth	Senior Executive Vice President and General Counsel
Scott H. Rothstein	Executive Vice President and Deputy General Counsel
Michelle A. Rozich	Senior Vice President and Internal Auditor
Howard J. Rubin	Senior Vice President, Application Systems Development
Sonia Samuels	Executive Vice President and Chief Information Officer
Myron Schlanger	Senior Vice President and Associate Treasurer
Brian Q. Severin	Executive Vice President, Sales Operations
William G. Shannon	Senior Vice President, Financial Consulting Services
Paul F. Stephen	Senior Vice President and Controller
John Terwilliger 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Facilities Management
Jeffrey Tsai	Senior Vice President and Corporate Actuary
Susan Watson	Senior Vice President, Information Technology Governance
Kenneth P. Young	Senior Vice President, Treasury and Project Management

*

The business address of all officers is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

Item 26. Persons Controlled By or Under Common Control with the Depositor or the Registrant

The registrant is a separate account of Mutual of America Life Insurance Company (“Mutual of America”) under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Mutual of America.

As a New York mutual life insurance company, no person has the direct or indirect power to control Mutual of America except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders’ votes are taken. Mutual of America wholly owns the following companies:

•	Mutual of America Holding Company LLC, a Delaware limited liability company (see below), and

•	Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company LLC wholly owns the following companies:

•	Mutual of America Securities LLC, a Delaware limited liability company,

•	Mutual of America Capital Management LLC, a Delaware limited liability company, and

•	320 Park Analytics LLC, a Delaware limited liability company.

Mutual of America’s consolidated financial statements include all the above subsidiaries except Mutual of America Foundation.

Mutual of America, through its separate accounts, owns substantially all of the outstanding shares of Mutual of America Investment Corporation, a Maryland corporation registered under the 1940 Act as a management investment company.

Mutual of America currently owns a significant amount, but less than a majority, of the outstanding shares of Mutual of America Institutional Funds, Inc., a Maryland corporation registered under the 1940 Act as a management investment company whose shares are publicly offered to institutional investors.

Item 27. Number of Contractowners

As of March 31, 2019, there were 416,189 owners in Separate Account No. 2, 89,237 of whom were attributable to Contracts registered under SEC File No. 333-221999; 38,574 of whom were attributable to Contracts registered under SEC File No. 002-90201; 284,945 of whom were attributable to Contracts registered under SEC File No. 33-11023; and 3,433 of whom were attributable to Contracts registered under SEC File No. 33-5609, all of which are qualified.

Item 28. Indemnification

Charter of Depositor. The Charter of Mutual of America provides in substance that no director or officer shall be personally liable for damages for any breach of duty as a director except when a judgment or other final adjudication establishes that the director’s acts or omissions were in bad faith, involved intentional misconduct or were acts or omissions the director knew or reasonably should have known violated New York Insurance Law or a specific standard of care imposed on directors directly by the New York Insurance Law, or which constituted a knowing violation of any other law or allowed the director to personally gain a financial profit or other advantage to which the director was not legally entitled.

By Laws of Depositor. The By-Laws of Mutual of America provide for the indemnification of present and former officers and directors of the Company (a “person”) against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and reasonably incurred, if the person acted in good faith and for a purpose which the person necessarily believed to be in the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe said conduct was unlawful. Expenses incurred in defending a civil, criminal, administrative or investigative action, suit or proceeding, or threat thereof, may be paid by the Company in advance of the final disposition of such action, suit or proceeding upon an undertaking by or on behalf of the person to repay such amount if it is ultimately determined that such person is not entitled to be indemnified by the Company.

Insurance. Coverage for officers and directors of Mutual of America is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chubb, CNA, The Hartford, and Travelers, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under these policies is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. Coverage for life insurance company fiduciary liability coverage (errors and omissions) is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chartis, The Hartford and CNA, to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under the primary policy of $30 million.

Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)

Mutual of America Life Insurance Company, the depositor and principal underwriter of the Registrant, also acts as depositor and principal underwriter of Mutual of America Separate Account No. 3 and as principal underwriter of the Mutual of America Investment Corporation, and The American Separate Account No. 2 and The American Separate Account No. 3 of Wilton Reassurance Life Company of New York, formerly known as The American Life Insurance Company of New York.

(b)	The name, business address and position of each senior officer and director of Mutual of America are listed in Item 25 above.

(c)	The principal underwriter receives no compensation or commissions from the registrant for its services in distributing the variable insurance contracts.

Item 30. Location of Accounts and Records.

Registrant’s books and records are maintained primarily at 320 Park Avenue, New York, NY 10022. Certain records are maintained at Mutual of America’s Financial Transaction Processing Center, 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598.

Item 31. Management Services.

Not applicable.

Item 32. Undertakings

The Insurance Company hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Insurance Company represents that the fees and charges deducted under the Contracts, described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company under the respective Contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 29th day of April, 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2 (REGISTRANT)
MUTUAL OF AMERICA LIFE INSURANCE COMPANY (DEPOSITOR)
By:	/s/ James J. Roth
James J. Roth
Senior Executive Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 2019.

PRINCIPAL EXECUTIVE OFFICER:

*
John R. Greed
President and Chief Executive Officer
PRINCIPAL FINANCIAL OFFICER:

*
Chris Festog
Senior Executive Vice President and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 2019.

Signatures	Title

*
John R. Greed	Chairman of the Board, President and Chief Executive Officer

*
William S. Conway	Senior Executive Vice President and Chief Operating Officer; Director

*
Amir Lear	Director

*
James J. Roth	Senior Executive Vice President and General Counsel; Director

*
Clifford L. Alexander, Jr.	Director

*
Rosemary T. Berkery	Director

Signatures	Title

*
Kimberly A. Casiano	Director

*
Wayne A. I. Frederick, M.D.	Director

*
Earle H. Harbison, Jr.	Director

*
Maurine A. Haver	Director

*
Frances R. Hesselbein	Director

*
Lasalle D. Leffall, Jr., M.D.	Director

*
Connie Mack, III	Director

*
Ellen Ochoa, Ph.D.	Director

*
Roger B. Porter, Ph.D.	Director

*
Robert J. McGuire	Director

*
Dennis J. Reimer	Director

*By:	/s/ James J. Roth
James. J. Roth
Attorney-in-Fact

List of Exhibits

8(k)	Fund Participation Agreement among Mutual of America Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated as of April 18, 2019.

8(l)	Fund Participation Agreement between Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and Mutual of America Life Insurance Company, dated as of April 5, 2019.

8(m)	Participation Agreement among Victory Variable Insurance Funds, Victory Capital Management Inc., Victory Capital Advisers, Inc., and Mutual of America Life Insurance Company, dated as of April 5, 2019.

8(n)	Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. LLC, and Mutual of America Life Insurance Company, dated as of April 23, 2019.

(10)(a)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Separate Account No. 2

(10)(b)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Life Insurance Company